UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
US government and agency obligations—86.30%
Federal Farm Credit Bank
0.770%, due 10/27/17[1]	1,000,000	996,171
0.961%, due 05/26/17[2]	2,000,000	2,000,000
0.976%, due 05/21/17[2]	1,000,000	1,000,208
1.034%, due 06/02/17[2]	1,000,000	1,001,346
1.044%, due 05/08/17[2]	2,000,000	1,999,786
1.085%, due 05/29/17[2]	3,000,000	3,000,000
Federal Home Loan Bank
0.545%, due 05/03/17[1]	1,000,000	999,970
0.545%, due 05/05/17[1]	1,000,000	999,939
0.545%, due 05/10/17[1]	3,000,000	2,999,591
0.550%, due 05/16/17[1]	1,000,000	999,771
0.550%, due 05/22/17[1]	4,000,000	3,998,717
0.590%, due 06/30/17[1]	2,000,000	1,998,033
0.610%, due 07/14/17[1]	1,000,000	998,746
0.615%, due 07/17/17[1]	3,000,000	2,996,054
0.625%, due 05/30/17	1,625,000	1,625,090
0.629%, due 05/04/17[1]	3,000,000	2,999,845
0.630%, due 05/23/17[1]	2,000,000	1,999,230
0.630%, due 08/03/17[1]	1,000,000	998,355
0.654%, due 05/09/17[2]	2,000,000	2,000,149
0.730%, due 06/02/17[1]	3,000,000	2,998,053
0.730%, due 07/03/17[1]	5,000,000	4,993,613
0.732%, due 05/17/17[2]	1,000,000	1,000,000
0.750%, due 10/18/17[1]	5,000,000	4,982,292
0.755%, due 05/10/17[1]	5,000,000	4,999,056
0.770%, due 05/24/17[1]	2,000,000	1,999,016
0.770%, due 05/30/17[1]	5,000,000	4,996,899
0.770%, due 06/08/17[1]	5,000,000	4,995,936
0.770%, due 06/09/17[1]	5,000,000	4,995,829
0.770%, due 06/12/17[1]	5,000,000	4,995,508
0.770%, due 06/14/17[1]	5,000,000	4,995,294
0.780%, due 06/09/17[1]	5,000,000	4,995,775
0.780%, due 06/15/17[1]	5,000,000	4,995,125
0.780%, due 06/20/17[1]	5,000,000	4,994,583
0.800%, due 07/05/17[1]	2,000,000	1,997,111
0.814%, due 05/18/17[2]	5,000,000	5,000,000
0.825%, due 07/11/17[1]	3,000,000	2,995,119
0.825%, due 07/24/17[1]	4,000,000	3,992,300
0.839%, due 05/16/17[2]	2,000,000	2,000,074
0.879%, due 05/14/17[2]	2,000,000	2,000,000
0.933%, due 06/26/17[2]	800,000	799,916
0.970%, due 11/13/17[1]	1,000,000	994,719
0.975%, due 10/25/17[1]	3,000,000	2,985,619
1.003%, due 05/28/17[2]	600,000	599,954
1.021%, due 12/07/17[1]	2,000,000	1,987,778
1.036%, due 05/06/17[2]	750,000	750,405
1.080%, due 07/10/17[2]	3,500,000	3,499,919
Federal Home Loan Mortgage Corp.
0.520%, due 05/17/17[1]	2,000,000	1,999,538
0.560%, due 06/01/17[1]	1,000,000	999,518
Federal National Mortgage Association
0.609%, due 06/01/17	2,000,000	1,998,972

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
US government and agency obligations—(concluded)
1.128%, due 07/11/17[2]	2,000,000	2,000,000
US Treasury Bills
0.803%, due 07/06/17[1]	5,000,000	4,992,758
0.909%, due 09/28/17[1]	5,000,000	4,981,417
0.973%, due 10/26/17[1]	7,000,000	6,966,946
US Treasury Notes
0.750%, due 10/31/17	3,000,000	2,999,065
0.875%, due 07/15/17	2,000,000	2,000,802
0.875%, due 08/15/17	5,000,000	5,000,279
0.992%, due 05/02/17[2]	1,000,000	1,000,121
0.996%, due 05/02/17[2]	2,300,000	2,300,279
1.012%, due 05/02/17[2]	6,000,000	6,001,005
1.875%, due 08/31/17	2,000,000	2,007,846
Total US government and agency obligations (cost—$171,399,440)		171,399,440

Repurchase agreements—9.81%
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $31,531,187 US Treasury Bonds STRIPs, zero coupon due 02/15/33 to 11/15/35; (value—$19,380,000); proceeds: $19,001,251	19,000,000	19,000,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $489,236 US Treasury Note, 2.000%, 08/31/21; (value—$495,999); proceeds: $485,002	485,000	485,000
Total repurchase agreements (cost—$19,485,000)		19,485,000
Total investments (cost—$190,884,440 which approximates cost for federal income tax purposes)—96.11%		190,884,440
Other assets in excess of liabilities—3.89%		7,719,740
Net assets (applicable to 198,603,389 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$198,604,180

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	171,399,440	—	171,399,440
Repurchase agreements	—	19,485,000	—	19,485,000
Total	—	190,884,440	—	190,884,440

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Weighted average maturity—57 days

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2017 (unaudited)

Portfolio footnotes

1                           Rate shown is the discount rate at the date of purchase unless otherwise noted.

2                           Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
US government obligations—3.18%
US Treasury Notes
2.000%, due 11/15/26	2,500,000	2,439,550
2.125%, due 03/31/24	4,500,000	4,508,613
2.250%, due 12/31/23[1]	350,000	353,897
2.250%, due 02/15/27	7,300,000	7,278,326
Total US government obligations (cost—$14,530,973)		14,580,386

Government national mortgage association certificates—33.60%
GNMA
3.000%, due 11/15/42	130,587	132,772
3.000%, due 02/15/43[1]	654,422	665,398
3.000%, due 05/15/43[1]	1,837,236	1,864,282
3.000%, due 06/15/43[1]	600,281	609,539
3.000%, due 07/15/43	180,098	182,956
3.000%, due 01/15/45	447,555	455,021
3.000%, due 02/15/45	52,161	52,968
3.000%, due 07/15/45[1]	718,745	729,866
3.000%, due 08/15/45[1]	51,920	52,640
3.000%, due 10/15/45[1]	1,141,519	1,158,910
3.000%, due 12/15/45	875,473	887,610
3.500%, due 11/15/42	897,082	933,897
3.500%, due 03/15/45[1]	1,258,377	1,309,316
3.500%, due 04/15/45[1]	973,678	1,013,462
3.500%, due 09/15/45[1]	1,016,128	1,056,154
4.000%, due 12/15/41	1,784,068	1,899,820
4.500%, due 09/15/39	941,742	1,026,371
4.500%, due 06/15/40	435,838	467,898
5.000%, due 12/15/34	248,609	275,219
5.000%, due 04/15/38	172,520	191,058
5.000%, due 05/15/38	5,281	5,833
5.000%, due 08/15/39	238,061	261,089
5.000%, due 09/15/39	542,761	600,739
5.000%, due 10/15/39	5,158	5,712
5.000%, due 12/15/39	14,594	16,106
5.000%, due 05/15/40	404,251	446,117
5.000%, due 09/15/40	8,928	9,797
5.000%, due 05/15/41	101,065	110,766
5.500%, due 08/15/35	36,359	41,034
5.500%, due 02/15/38	3,817	4,294
5.500%, due 04/15/38	342,710	385,581
5.500%, due 05/15/38	318,412	355,543
5.500%, due 06/15/38	176,445	197,264
5.500%, due 10/15/38	877,657	987,016
5.500%, due 11/15/38	50,244	56,103
5.500%, due 12/15/38	10,134	11,395
5.500%, due 03/15/39	71,444	79,630
5.500%, due 05/15/39	81,874	91,421
5.500%, due 09/15/39	415,252	463,633
5.500%, due 01/15/40	7,772	8,681
5.500%, due 03/15/40	491,000	550,992
5.500%, due 05/15/40	496	497

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(continued)
6.500%, due 02/15/29	852	955
6.500%, due 01/15/36	11,564	12,967
6.500%, due 09/15/36	199,522	228,812
6.500%, due 02/15/37	13,853	15,697
6.500%, due 04/15/37	10,271	11,516
6.500%, due 01/15/38	11,548	13,034
6.500%, due 06/15/38	33,161	37,183
6.500%, due 07/15/38	25,926	29,071
6.500%, due 11/15/38	7,687	9,156
7.500%, due 08/15/21	1,449	1,465
8.000%, due 02/15/23	406	437
8.250%, due 04/15/19	19,422	19,809
10.500%, due 02/15/19	8,487	8,535
10.500%, due 06/15/19	10,948	11,009
10.500%, due 07/15/19	6,350	6,386
10.500%, due 07/15/20	1,462	1,470
10.500%, due 08/15/20	8,944	8,996
GNMA I
3.000%, due 12/15/45	79,427	80,658
GNMA II
3.000%, due 12/20/45	992,069	1,006,603
3.000%, due 03/20/46	500,000	507,325
3.000%, due 07/20/46[1]	38,000,018	38,556,702
3.500%, due 04/20/45	16,289	16,989
3.500%, due 11/20/45	917,057	957,371
3.500%, due 05/20/46	2,295,186	2,416,843
3.750%, due 05/20/30	806,309	848,490
4.000%, due 12/20/40	991,819	1,038,691
4.000%, due 07/20/41	52,185	55,233
4.500%, due 09/20/41	430,557	448,025
4.500%, due 07/20/44	188,349	195,992
4.500%, due 10/20/44	766,294	797,396
4.500%, due 02/20/45	607,948	632,365
4.500%, due 08/20/45	443,387	473,451
4.500%, due 02/20/46	488,204	508,021
4.500%, due 04/20/46	56,590	58,877
5.000%, due 12/20/33	316,270	353,062
5.000%, due 01/20/34	167,752	185,184
5.000%, due 02/20/38	195,796	216,140
5.000%, due 04/20/38	248,810	277,775
5.000%, due 08/20/41	31,109	34,221
5.000%, due 12/20/42	44,441	48,078
5.000%, due 08/20/43	3,742,361	4,055,135
6.000%, due 10/20/38	7,613	8,235
6.500%, due 09/20/32	6,376	6,836
6.500%, due 11/20/38	11,472	12,048
6.500%, due 12/20/38	33,634	37,288
7.000%, due 03/20/28	48,789	49,761
9.000%, due 04/20/25	7,088	7,970
9.000%, due 12/20/26	3,159	3,318
9.000%, due 01/20/27	9,832	10,056
9.000%, due 09/20/30	1,108	1,114

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(continued)
9.000%, due 10/20/30	3,618	3,763
9.000%, due 11/20/30	4,801	4,875
GNMA II ARM
2.000%, due 01/20/23[2]	32,530	33,215
2.000%, due 03/20/23[2]	15,605	15,971
2.000%, due 01/20/24[2]	46,853	47,905
2.000%, due 01/20/25[2]	5,141	5,276
2.000%, due 02/20/25[2]	9,535	9,826
2.000%, due 03/20/26[2]	12,131	12,496
2.000%, due 01/20/27[2]	76,308	76,696
2.000%, due 02/20/27[2]	8,866	9,128
2.000%, due 01/20/28[2]	11,588	11,967
2.000%, due 02/20/28[2]	7,561	7,708
2.125%, due 07/20/17[2]	49	49
2.125%, due 09/20/21[2]	53,894	55,161
2.125%, due 06/20/22[2]	41,563	42,447
2.125%, due 04/20/24[2]	58,779	59,113
2.125%, due 05/20/25[2]	5,951	6,123
2.125%, due 08/20/25[2]	15,163	15,612
2.125%, due 09/20/25[2]	21,245	21,874
2.125%, due 04/20/26[2]	101,592	104,158
2.125%, due 06/20/26[2]	45,434	46,736
2.125%, due 08/20/26[2]	23,104	23,829
2.125%, due 09/20/26[2]	3,694	3,811
2.125%, due 04/20/27[2]	27,052	27,919
2.125%, due 07/20/27[2]	8,711	8,995
2.125%, due 08/20/27[2]	26,142	26,740
2.125%, due 04/20/30[2]	17,588	18,209
2.125%, due 05/20/30[2]	413,234	427,655
2.125%, due 07/20/30[2]	65,274	67,556
2.125%, due 08/20/30[2]	87,663	90,780
2.500%, due 04/20/18[2]	709	707
2.500%, due 11/20/21[2]	9,717	9,850
2.500%, due 03/20/25[2]	16,493	17,001
2.500%, due 07/20/30[2]	28,110	28,928
2.500%, due 08/20/30[2]	1,943	1,981
2.500%, due 10/20/30[2]	13,156	13,583
3.000%, due 04/20/18[2]	582	584
3.000%, due 05/20/25[2]	36,026	37,613
3.000%, due 06/20/25[2]	15,261	15,751
3.500%, due 03/20/25[2]	7,705	7,693
4.000%, due 01/20/18[2]	6,249	6,286
4.000%, due 05/20/18[2]	548	549
4.000%, due 06/20/19[2]	7,817	7,840
GNMA TBA
4.000%	3,000,000	3,171,387
4.500%	4,500,000	4,807,969
GNMA II TBA
2.500%	1,000,000	976,091
3.000%	1,000,000	1,013,477
3.500%	33,500,000	34,778,828
4.000%	15,700,000	16,567,486

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
4.500%	16,000,000	17,050,624
Total government national mortgage association certificates (cost—$153,482,441)		153,775,972

Federal home loan mortgage corporation certificates—30.76%
FHLMC
2.500%, due 01/01/31	432,440	436,044
3.000%, due 04/01/43	375,761	377,163
3.000%, due 05/01/43	312,418	313,455
3.000%, due 12/01/44	321,260	321,265
3.000%, due 04/01/45	1,955,978	1,958,772
3.000%, due 08/01/46	504,206	501,473
3.500%, due 09/01/32	668,832	701,701
4.000%, due 01/01/37	429,068	453,722
4.000%, due 07/01/43	308,989	328,166
4.000%, due 06/01/44	1,120,471	1,180,470
4.000%, due 08/01/44	4,154,659	4,427,490
4.500%, due 10/01/33	52,582	55,146
4.500%, due 09/01/34	1,243,419	1,293,579
4.500%, due 01/01/36	30,633	32,587
4.500%, due 05/01/37	11,172	11,880
4.500%, due 05/01/38	78,274	81,680
5.000%, due 10/01/25	69,394	75,771
5.000%, due 11/01/27	8,879	9,695
5.000%, due 07/01/33	10,955	11,341
5.000%, due 09/01/33	263,196	293,551
5.000%, due 01/01/34	37,919	41,715
5.000%, due 06/01/34	13,354	14,685
5.000%, due 04/01/35	56,116	61,296
5.000%, due 05/01/35	139,710	153,255
5.000%, due 07/01/35	1,192,310	1,314,015
5.000%, due 08/01/35	40,713	44,624
5.000%, due 10/01/35	33,781	37,037
5.000%, due 12/01/35	3,548	3,886
5.000%, due 02/01/37	82,406	90,464
5.000%, due 05/01/37	24,894	25,763
5.000%, due 06/01/37	66,054	72,503
5.000%, due 07/01/38	345,008	376,910
5.000%, due 11/01/38	313,357	342,882
5.000%, due 06/01/39	78,465	85,755
5.000%, due 08/01/39	30,147	32,943
5.000%, due 03/01/40	9,635	10,630
5.000%, due 07/01/40	441,430	482,952
5.000%, due 08/01/40	71,205	77,979
5.000%, due 09/01/40	224,322	245,039
5.000%, due 11/01/40	291,763	319,709
5.000%, due 02/01/41	637,556	698,354
5.000%, due 03/01/41	45,108	49,320
5.000%, due 04/01/41	1,459,685	1,601,452
5.000%, due 05/01/41	265,998	291,606
5.000%, due 06/01/41	79,858	87,586
5.000%, due 07/01/41	57,716	63,270

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
5.000%, due 08/01/44	111,679	123,309
5.500%, due 06/01/28	1,783	1,976
5.500%, due 02/01/32	2,462	2,762
5.500%, due 12/01/32	4,037	4,537
5.500%, due 02/01/33	49,461	54,855
5.500%, due 05/01/33	1,131	1,268
5.500%, due 06/01/33[1]	250,492	281,658
5.500%, due 12/01/33	72,856	82,048
5.500%, due 12/01/34	58,967	66,419
5.500%, due 06/01/35[1]	988,147	1,111,376
5.500%, due 07/01/35	7,051	7,853
5.500%, due 10/01/35	217,968	243,283
5.500%, due 12/01/35	163,092	183,056
5.500%, due 06/01/36	564,390	634,830
5.500%, due 07/01/36	23,393	24,682
5.500%, due 12/01/36[1]	852,262	944,535
5.500%, due 03/01/37	104,539	116,828
5.500%, due 07/01/37	65,526	69,708
5.500%, due 10/01/37	5,270	5,844
5.500%, due 04/01/38	183,353	203,764
5.500%, due 05/01/38	17,654	19,558
5.500%, due 12/01/38	3,646	4,091
5.500%, due 01/01/39	79,213	87,936
5.500%, due 09/01/39	232,839	262,478
5.500%, due 02/01/40	11,712	13,001
5.500%, due 03/01/40	9,683	10,750
5.500%, due 05/01/40	151,232	167,776
5.500%, due 02/01/41	71,881	79,699
5.500%, due 03/01/41	159,732	177,236
6.000%, due 11/01/37	1,434,618	1,628,662
7.000%, due 08/01/25	250	280
9.000%, due 04/01/25	26,486	26,608
11.000%, due 06/01/19	131	131
11.000%, due 09/01/20	103	104
11.500%, due 06/01/19	6,970	7,002
FHLMC ARM
2.683%, due 11/01/27[2]	66,335	67,551
2.720%, due 04/01/29[2]	73,507	75,003
2.762%, due 01/01/28[2]	13,939	14,344
2.812%, due 09/01/37[2]	998,392	1,052,793
2.819%, due 06/01/28[2]	183,332	191,869
2.827%, due 09/01/34[2]	1,466,320	1,543,004
2.830%, due 07/01/24[2]	87,575	88,792
2.834%, due 10/01/23[2]	29,733	30,463
2.845%, due 11/01/29[2]	232,659	242,420
2.921%, due 07/01/28[2]	88,741	92,467
2.971%, due 12/01/29[2]	33,559	34,862
3.017%, due 10/01/27[2]	148,719	157,151
3.033%, due 01/01/29[2]	140,132	148,031
3.041%, due 10/01/27[2]	157,837	165,936
3.077%, due 10/01/39[2]	2,779,554	2,913,811
3.105%, due 11/01/36[2]	468,969	495,820

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
3.121%, due 11/01/25[2]	126,799	134,188
3.125%, due 01/01/30[2]	27,443	27,577
3.378%, due 11/01/41[2]	3,385,632	3,534,884
FHLMC TBA
2.500%	5,500,000	5,534,375
3.000%	34,500,000	34,503,152
3.500%	34,000,000	34,899,127
4.000%	12,000,000	12,606,096
4.500%	15,000,000	16,099,155
Total federal home loan mortgage corporation certificates (cost—$140,205,944)		140,793,355

Federal housing administration certificates—0.03%
FHA GMAC
7.400%, due 02/01/21[3,4]	11,168	10,883
FHA Reilly
6.896%, due 07/01/20[3,4]	121,236	118,147
Total federal housing administration certificates (cost—$132,581)		129,030

Federal national mortgage association certificates—66.75%
FNMA
2.000%, due 05/01/28	250,032	246,324
2.500%, due 06/01/28	308,180	312,802
2.500%, due 07/01/28	2,403,170	2,439,313
2.500%, due 08/01/28	738,534	749,651
2.500%, due 09/01/30	51,306	51,793
2.500%, due 11/01/30	80,477	81,008
2.500%, due 10/01/46	182,341	175,576
2.500%, due 11/01/46	495,727	477,336
2.500%, due 01/01/47	1,308,319	1,259,783
2.677%, due 02/01/42[2]	856,720	889,664
2.786%, due 10/01/37[2]	3,945,740	4,164,807
2.834%, due 09/01/41[2]	904,349	952,294
2.843%, due 01/01/36[2]	791,877	836,196
2.962%, due 05/01/35[2]	268,714	282,971
3.000%, due 02/01/21	3,204,082	3,297,919
3.000%, due 10/01/22	167,226	172,123
3.000%, due 08/01/23	140,223	144,340
3.000%, due 04/01/24	121,034	124,609
3.000%, due 07/01/24	1,223,106	1,260,178
3.000%, due 05/01/28	310,711	320,654
3.000%, due 02/01/30	599,900	617,469
3.000%, due 04/01/30	153,520	158,016
3.000%, due 05/01/30	142,362	146,531
3.000%, due 08/01/30	270,388	278,307
3.000%, due 10/01/30	46,156	47,508
3.000%, due 11/01/30	345,245	355,418
3.000%, due 12/01/30	394,093	405,691
3.000%, due 04/01/31	3,329,385	3,432,423

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
3.000%, due 10/01/42	715,385	718,759
3.000%, due 01/01/43	2,734,265	2,747,160
3.000%, due 04/01/43	1,035,328	1,040,104
3.000%, due 05/01/43	1,103,543	1,108,634
3.000%, due 06/01/43	154,713	155,419
3.000%, due 09/01/43	1,327,679	1,333,276
3.000%, due 12/01/46	2,959,770	2,970,294
3.104%, due 05/01/38[2]	2,513,638	2,661,562
3.440%, due 02/01/32	2,500,000	2,581,823
3.500%, due 11/01/25	636,030	667,012
3.500%, due 08/01/29	105,030	110,382
3.500%, due 12/01/41	1,419,331	1,473,174
3.500%, due 03/01/42	600,933	621,182
3.500%, due 04/01/42	78,421	80,789
3.500%, due 12/01/42	2,374,960	2,455,663
3.500%, due 03/01/43	1,281,615	1,325,171
3.500%, due 05/01/43	5,126,828	5,320,269
3.500%, due 07/01/43	433,907	447,940
3.500%, due 07/01/45	1,023,943	1,053,876
3.500%, due 08/01/45	125,179	128,850
3.600%, due 08/01/23	808,991	860,708
4.000%, due 07/01/25	20,348	21,496
4.000%, due 08/01/25	55,550	58,685
4.000%, due 09/01/25	49,115	51,895
4.000%, due 10/01/25	24,622	25,885
4.000%, due 11/01/25	175,621	185,537
4.000%, due 01/01/26	409,134	430,081
4.000%, due 02/01/26	1,112,602	1,170,550
4.000%, due 03/01/26	1,059,251	1,119,118
4.000%, due 04/01/26	2,407,376	2,546,655
4.000%, due 08/01/32	11,539	12,274
4.000%, due 06/01/33	192,681	204,313
4.000%, due 07/01/33	704,818	749,739
4.000%, due 07/01/34	1,231,929	1,310,436
4.000%, due 05/01/39	183,427	194,901
4.000%, due 09/01/39	421,972	450,293
4.000%, due 09/01/40[1]	4,234,386	4,473,931
4.000%, due 12/01/40	5,447,351	5,801,153
4.000%, due 04/01/41	1,251,963	1,331,179
4.000%, due 11/01/41	981,702	1,047,252
4.000%, due 12/01/41	1,254,396	1,337,654
4.000%, due 07/01/42	5,637,778	6,005,774
4.000%, due 09/01/42[1]	7,566,452	8,060,353
4.000%, due 10/01/42[1]	5,583,395	5,950,221
4.000%, due 05/01/44	51,439	54,217
4.000%, due 12/01/44	68,332	72,028
4.000%, due 01/01/45	17,935	18,912
4.000%, due 05/01/45	47,469	50,033
4.000%, due 06/01/45	49,049	51,698
4.000%, due 07/01/45	35,079	36,973
4.000%, due 08/01/45	3,227,102	3,401,387
4.000%, due 09/01/45	62,723	66,111
4.000%, due 10/01/45	2,686,676	2,831,774

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
4.000%, due 12/01/45	598,357	630,673
4.000%, due 02/01/46	386,610	407,489
4.000%, due 05/01/46	892,825	941,043
4.000%, due 07/01/46	2,912,058	3,069,328
4.500%, due 05/01/19	1,878	1,927
4.500%, due 09/01/19	49,539	50,831
4.500%, due 08/01/20	20,160	20,686
4.500%, due 01/01/21	157,602	161,714
4.500%, due 05/01/21	104,124	106,841
4.500%, due 03/01/23	8,581	9,130
4.500%, due 06/01/35	17,383	18,141
4.500%, due 04/01/38	160,982	167,375
4.500%, due 01/01/39	2,055	2,213
4.500%, due 03/01/39	15,080	16,407
4.500%, due 06/01/39	92,790	100,962
4.500%, due 07/01/39	3,033	3,265
4.500%, due 08/01/39	155,337	169,117
4.500%, due 10/01/39	6,833	7,433
4.500%, due 12/01/39	548,380	596,553
4.500%, due 01/01/40	5,046	5,516
4.500%, due 02/01/40	5,659	6,173
4.500%, due 03/01/40	102,141	110,768
4.500%, due 08/01/40	95,756	104,037
4.500%, due 11/01/40	512,516	558,291
4.500%, due 07/01/41	633,052	687,611
4.500%, due 08/01/41	1,109,152	1,207,934
4.500%, due 09/01/41	36,573	39,520
4.500%, due 01/01/42	3,023,086	3,284,953
4.500%, due 08/01/42	4,819	5,244
4.500%, due 09/01/43	449,096	491,652
4.500%, due 11/01/43	100,735	109,794
4.500%, due 07/01/44	448,466	488,390
4.500%, due 12/01/44	3,061	3,321
5.000%, due 05/01/17	185	185
5.000%, due 12/01/17	58,887	60,452
5.000%, due 03/01/23	3,807	4,029
5.000%, due 05/01/23	94,642	100,056
5.000%, due 09/01/23	399,159	436,940
5.000%, due 07/01/24	572,572	626,766
5.000%, due 03/01/25	25,592	28,014
5.000%, due 07/01/27	583,918	639,187
5.000%, due 03/01/33	46,203	48,340
5.000%, due 05/01/37	19,519	20,435
5.000%, due 09/01/37	48,963	53,048
5.000%, due 06/01/38	105,645	114,519
5.500%, due 06/01/23	643,348	714,560
5.500%, due 10/01/24	9,632	10,698
5.500%, due 11/01/25	12,467	13,847
5.500%, due 07/01/27	146,827	163,080
5.500%, due 11/01/32	103,908	116,276
5.500%, due 12/01/33	1,445	1,619
5.500%, due 04/01/34	75,642	84,522
5.500%, due 01/01/35	129,545	143,884

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
5.500%, due 04/01/36	88,789	98,654
5.500%, due 04/01/37	56,798	59,934
5.500%, due 05/01/37	281,988	317,213
5.500%, due 07/01/37	145,122	162,958
5.500%, due 06/01/38	252,603	282,488
5.500%, due 06/01/39	1,356,277	1,522,093
5.500%, due 11/01/39	512,275	574,370
5.500%, due 07/01/40	684,869	764,956
5.500%, due 02/01/42	401,932	448,445
6.000%, due 11/01/21	51,508	54,100
6.000%, due 01/01/23	166,757	175,403
6.000%, due 03/01/23	216,056	231,359
6.000%, due 11/01/26	31,420	35,592
6.000%, due 02/01/32	78,855	89,325
6.000%, due 12/01/32	18,331	21,044
6.000%, due 02/01/33	30,415	34,663
6.000%, due 09/01/34	156,585	178,752
6.000%, due 04/01/35	678	768
6.000%, due 05/01/35	72,919	82,616
6.000%, due 06/01/35	24,063	27,406
6.000%, due 07/01/35	52,800	59,983
6.000%, due 09/01/35	2,062	2,342
6.000%, due 01/01/36	46,495	53,009
6.000%, due 06/01/36	552	627
6.000%, due 09/01/36	58,746	67,057
6.000%, due 10/01/36	26,100	29,565
6.000%, due 12/01/36	217,389	247,994
6.000%, due 03/01/37	22,878	25,999
6.000%, due 09/01/37	39,434	41,348
6.000%, due 10/01/37	99,905	110,514
6.000%, due 12/01/37	109,160	123,653
6.000%, due 11/01/38	519,534	593,890
6.000%, due 05/01/39	63,498	72,491
6.000%, due 11/01/40	755,489	867,583
6.500%, due 07/01/19	5,921	6,581
6.500%, due 10/01/36	447,195	497,573
6.500%, due 02/01/37	3,848	4,277
6.500%, due 07/01/37	33,385	37,110
6.500%, due 08/01/37	97,351	108,212
6.500%, due 09/01/37	91,312	104,274
6.500%, due 12/01/37	175,870	195,907
6.500%, due 08/01/38	2,041	2,269
6.500%, due 05/01/40	1,562,363	1,805,716
7.500%, due 11/01/26	17,135	17,367
8.000%, due 11/01/26	10,330	10,467
9.000%, due 02/01/26	10,957	11,444
FNMA ARM
1.838%, due 03/01/44[2]	256,148	261,014
2.145%, due 07/01/30[2]	19,309	19,550
2.480%, due 10/01/26[2]	84,725	85,615
2.603%, due 09/01/26[2]	18,583	18,617
2.742%, due 02/01/26[2]	31,314	31,356
2.749%, due 05/01/30[2]	35,624	36,978

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
2.750%, due 02/01/30[2]	3,891	3,900
2.848%, due 03/01/25[2]	52,522	54,534
3.123%, due 12/01/27[2]	19,793	20,580
FNMA TBA
2.000%	1,000,000	979,534
2.500%	10,000,000	9,992,331
3.000%	54,000,000	54,068,482
3.500%	92,900,000	95,767,103
4.500%	7,500,000	8,048,038
5.000%	4,700,000	5,099,044
6.000%	1,000,000	1,133,008
Total federal national mortgage association certificates (cost—$304,627,137)		305,509,123

Collateralized mortgage obligations—18.58%
Alternative Loan Trust, Series 2004-J7, Class 2A1
1.771%, due 09/25/34[2]	35,267	35,007
ARM Trust, Series 2005-8, Class 3A21
3.180%, due 11/25/35[2]	982,831	823,183
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A
2.214%, due 01/15/28[2,5]	500,000	501,754
BCAP LLC 2010-RR1 Trust, Series 2010-RR1, Class 1A4
3.483%, due 03/26/37[2,5]	212,577	174,968
BCAP LLC 2011-RR10 Trust, Series 2011-RR10, Class 3A5
3.130%, due 06/26/35[2,5]	218,887	215,937
BCAP LLC 2011-RR11 Trust,
Series 2011-R11, Class 22A1 2.543%, due 10/26/35[2,5]	84,618	84,529
Series 2011-R11, Class 8A5 1.178%, due 07/26/36[2,5]	246,996	233,465
BCAP LLC 2013-RR1 Trust, Series 2013-RR1, Class 3A4
6.037%, due 10/26/37[2,5]	476,371	413,416
BCAP LLC 2013-RR5 Trust, Series 2013-RR5, Class 5A1
1.467%, due 11/26/46[2,5]	272,401	261,732
BCAP LLC 2014-RR1 Trust, Series 2014-RR1, Class 3A1
1.142%, due 03/26/37[2,5]	9,132	9,120
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2 3.629%, due 02/25/33[2]	9,634	9,148
Series 2004-002, Class 12A2 3.244%, due 05/25/34[2]	64,885	62,998
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1 5.750%, due 10/25/33[6]	800,870	823,883
Series 2004-AC3, Class A2 5.500%, due 06/25/34[6]	1,062,472	1,075,276

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
1.262%, due 01/25/35[2,5]	125,119	112,440
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1
3.746%, due 05/19/33[2]	4,360	4,286
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A
6.788%, due 11/12/43[2,5]	1,539,537	1,546,130
CSMC Trust,
Series 2013-5R, Class 1A1 1.317%, due 02/27/36[2,5]	268,502	263,032
Series 2013-MH1, Class A 4.791%, due 05/27/53[2,3,5]	1,055,974	1,090,201
FHLMC REMIC,
Series 0023, Class KZ 6.500%, due 11/25/23	19,908	21,802
Series 0159, Class H 4.500%, due 09/15/21	3,893	4,001
Series 1003, Class H 1.744%, due 10/15/20[2]	6,928	6,996
Series 1349, Class PS 7.500%, due 08/15/22	795	872
Series 1502, Class PX 7.000%, due 04/15/23	138,541	152,357
Series 1534, Class Z 5.000%, due 06/15/23	60,433	63,499
Series 1573, Class PZ 7.000%, due 09/15/23	19,187	21,048
Series 1658, Class GZ 7.000%, due 01/15/24	9,207	10,123
Series 1694, Class Z 6.500%, due 03/15/24	91,550	101,136
Series 1775, Class Z 8.500%, due 03/15/25	2,957	3,430
Series 2400, Class FQ 1.494%, due 01/15/32[2]	185,345	186,062
Series 2411, Class FJ 1.344%, due 12/15/29[2]	21,254	21,245
Series 2614, Class WO, PO 0.000%, due 05/15/33	1,322,218	1,205,955
Series 3096, Class FL 1.394%, due 01/15/36[2]	185,788	186,358
Series 3114, Class PF 1.394%, due 02/15/36[2]	969,314	972,355
Series 3153, Class UF 1.424%, due 05/15/36[2]	240,627	241,713
Series 3339, Class LI, IO 5.486%, due 07/15/37[2]	1,031,082	169,537
Series 3442, Class MT 0.994%, due 07/15/34[2]	110,972	107,139
Series 3598, Class JI, IO 1.787%, due 10/15/37[2]	80,603	4,827
Series 3621, Class WI, IO 2.028%, due 05/15/37[2]	150,794	9,050
Series 3635, Class IB, IO 1.679%, due 10/15/37[2]	260,836	14,262
Series 3667, Class FW 1.544%, due 02/15/38[2]	149,456	150,229
Series 3671, Class FQ 1.844%, due 12/15/36[2]	1,722,025	1,743,455
Series 3684, Class JI, IO 1.790%, due 11/15/36[2]	701,549	50,403
Series 3864, Class NT 5.500%, due 03/15/39[2]	854,280	922,177
Series 4037, Class PI, IO 3.000%, due 04/15/27	4,163,019	349,040
Series 4131, Class AI, IO 2.500%, due 10/15/22	2,315,287	109,552
Series 4136, Class EZ 3.000%, due 11/15/42	1,421,848	1,427,184
Series 4156, Class SA, IO 5.206%, due 01/15/33[2]	2,651,896	452,265
Series 4165, Class TI, IO 3.000%, due 12/15/42	2,583,397	260,702
Series 4182, Class YI, IO 2.500%, due 03/15/28	6,382,694	547,827
Series 4255, Class SN 9.646%, due 05/15/35[2]	348,181	405,963
Series 4263, Class SD 9.615%, due 11/15/43[2]	437,514	492,829
Series 4265, Class ES 10.615%, due 11/15/43[2]	951,517	1,187,956
Series 4324, Class IO, IO 2.191%, due 08/15/36[2]	398,077	25,124
Series 4338, Class SB, IO 2.037%, due 10/15/41[2]	475,064	29,272
Series 4367, Class GS, IO 1.837%, due 03/15/37[2]	252,554	16,372
Series 4394, Class WI, IO 1.945%, due 08/15/41[2]	224,743	13,943

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 4438, Class WI, IO 1.863%, due 11/15/38[2]	756,650	44,193
Series 4457, Class DI, IO 4.000%, due 08/15/24	1,769,448	144,313
Series 4463, Class IO, IO 2.142%, due 02/15/38[2]	530,623	31,941
Series 4544, Class IP, IO 4.000%, due 01/15/46	4,760,750	878,811
Trust 2513, Class AS, IO 7.088%, due 02/15/32[2]	449,819	93,918
Trust 3609, Class LI, IO 4.500%, due 12/15/24	957,279	33,866
Trust 3838, Class LI, IO 4.500%, due 04/15/22	386,396	22,064
Trust 3962, Class KS, IO 1.842%, due 06/15/38[2]	443,119	27,675
Trust 4076, Class SW, IO 5.056%, due 07/15/42[2]	3,055,712	659,332
Trust 4100, Class HI, IO 3.000%, due 08/15/27	746,521	70,224
Trust 4182, Class QI, IO 3.000%, due 02/15/33	275,501	28,793
Trust 4479, Class NI, IO 4.500%, due 11/15/19	570,845	14,297
FHLMC STRIPs,
Series 303, Class C19, IO 3.500%, due 01/15/43	1,499,418	281,825
Series 320, Class S4, IO 1.684%, due 10/15/37[2]	3,369,170	199,155
Series 328, Class S4, IO 2.087%, due 02/15/38[2]	393,587	24,921
FNMA REMIC,
Series 386, Class 14, IO 6.500%, due 04/25/38	118,414	30,055
Series 413, Class 111, IO 4.000%, due 07/25/42[2]	1,763,097	335,200
Series 419, Class C3, IO 3.000%, due 11/25/43	294,449	54,409
Trust 1988-007, Class Z 9.250%, due 04/25/18	8,448	8,605
Trust 1992-129, Class L 6.000%, due 07/25/22	2,320	2,465
Trust 1992-158, Class ZZ 7.750%, due 08/25/22	2,400	2,682
Trust 1993-037, Class PX 7.000%, due 03/25/23	101,744	110,570
Trust 1997-022, Class F 1.137%, due 03/25/27[2]	92,644	91,436
Trust 2002-060, Class F1 1.391%, due 06/25/32[2]	76,060	75,948
Trust 2003-070, Class SH 12.019%, due 07/25/23[2]	68,428	82,379
Trust 2007-067, Class FB 1.311%, due 07/25/37[2]	601,948	601,926
Trust 2009-033, Class FB 1.811%, due 03/25/37[2]	1,087,219	1,105,265
Trust 2010-141, Class FA 1.491%, due 12/25/40[2]	580,709	579,504
Trust 2010-76, Class SA, IO 5.509%, due 07/25/40[2]	2,111,949	361,078
Trust 2011-86, Class DI, IO 3.500%, due 09/25/21	216,159	10,647
Trust 2012-090, Class FB 1.431%, due 08/25/42[2]	283,258	282,702
Trust 2012-111, Class HS 2.841%, due 10/25/42[2]	299,539	248,661
Trust 2012-122, Class LI, IO 4.500%, due 07/25/41	1,403,103	240,509
Trust 2012-128, Class FK 1.341%, due 11/25/42[2]	504,712	501,431
Trust 2012-32, Class AI, IO 3.000%, due 04/25/22	366,793	16,931
Trust 2012-77, Class IO, IO 1.833%, due 07/25/52[2]	633,759	35,056
Trust 2013-028, Class YS, IO 5.159%, due 07/25/42[2]	1,369,898	230,592
Trust 2013-030, Class GI, IO 3.000%, due 01/25/43	3,593,106	590,191
Trust 2013-030, Class JI, IO 3.000%, due 04/25/43	1,308,735	202,240
Trust 2013-034, Class PS, IO 5.159%, due 08/25/42[2]	1,055,538	169,723
Trust 2013-044, Class ZG 3.500%, due 03/25/42	585,656	519,236
Trust 2013-045, Class IK, IO 3.000%, due 02/25/43	2,332,548	378,264
Trust 2013-116, Class IY, IO 3.000%, due 09/25/43	705,924	82,448
Trust 2014-42, Class SA, IO 1.695%, due 07/25/44[2]	636,974	31,650
Trust 2014-43, Class BS, IO 1.895%, due 07/25/44[2]	1,074,104	50,739
Trust 2014-45, Class SA, IO 2.097%, due 08/25/44[2]	771,870	43,748
Trust 2014-47, Class BI, IO 1.893%, due 08/25/54[2]	1,019,711	62,510
Trust 2014-92, Class SB, IO 1.964%, due 01/25/45[2]	878,429	47,257
Trust 2015-073, Class ES 7.040%, due 10/25/45[2]	488,006	484,864
Trust 2015-10, Class SA, IO 2.002%, due 03/25/45[2]	636,700	34,069
Trust 2015-19, Class AI, IO 1.784%, due 04/25/55[2]	1,005,635	62,835

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2015-47, Class GI, IO 4.000%, due 06/25/44	398,739	58,298
Trust 2015-50, Class SB, IO 1.704%, due 07/25/45[2]	3,548,237	224,811
Trust 2015-58, Class AI, IO 1.987%, due 08/25/55[2]	630,214	41,601
Trust 2015-64, Class KS, IO 1.721%, due 09/25/45[2]	714,267	40,942
Trust 2015-74, Class BI, IO 1.756%, due 10/25/45[2]	849,266	51,515
Trust 2016-14, Class IO, IO 3.000%, due 03/25/46	1,923,201	269,887
Trust 2016-17, Class CS, IO 2.161%, due 04/25/46	525,009	29,159
Trust 2016-20, Class EI, IO 3.000%, due 04/25/46	670,007	95,557
Trust 2016-52, Class PI, IO 3.000%, due 04/25/46	1,907,113	258,685
Trust 2016-57, Class SN, IO 5.059%, due 06/25/46[2]	4,270,570	866,574
Trust 2016-63, Class YI, IO 3.500%, due 04/25/46	1,508,623	180,606
Trust 2016-64, Class IA, IO 3.000%, due 05/25/46	1,471,824	213,987
Trust 2016-76, Class CS, IO 1.619%, due 10/25/46[2]	219,603	10,816
Trust 2016-M11, Class AL 2.944%, due 07/25/39	4,729,699	4,647,586
Trust G92-040, Class ZC 7.000%, due 07/25/22	9,422	10,172
Trust G94-006, Class PJ 8.000%, due 05/17/24	14,274	15,856
GMAC Mortgage Loan Trust, Series 2004-AR1, Class 12A
3.787%, due 06/25/34[2]	21,652	21,756
GNMA REMIC,
Trust 2000-009, Class FH 1.494%, due 02/16/30[2]	9,948	9,994
Trust 2000-035, Class F 1.544%, due 12/16/25[2]	104,484	105,813
Trust 2007-018, Class CO, PO 0.010%, due 03/20/35	29,953	25,156
Trust 2010-H01, Class FA 1.803%, due 01/20/60[2]	3,731,776	3,759,294
Trust 2012-140, Class JI, IO 3.500%, due 01/20/41	1,732,352	238,218
Trust 2013-23, Class IP, IO 3.500%, due 08/20/42	1,936,441	324,122
Trust 2013-77, Class GI, IO 3.000%, due 02/20/43	4,492,966	556,882
Trust 2013-82, Class WI, IO 3.500%, due 07/20/42	4,176,502	723,824
Trust 2013-84, Class SC, IO 5.606%, due 03/16/40[2]	1,071,219	195,497
Trust 2013-H19, Class DF 1.480%, due 05/20/63[2]	1,570,240	1,575,284
Trust 2013-H20, Class FB 1.830%, due 08/20/63[2]	2,490,294	2,528,111
Trust 2013-H23, Class TA 1.550%, due 09/20/63[2]	1,001,395	1,007,956
Trust 2014-158, Class IA, IO 3.500%, due 10/20/29	1,725,390	192,244
Trust 2014-188, Class CI, IO 4.000%, due 05/20/44	397,764	73,031
Trust 2015-126, Class GS 7.040%, due 09/20/45[2]	465,614	498,796
Trust 2015-127, Class AS, IO 1.025%, due 06/20/43[2]	1,014,199	32,506
Trust 2015-165, Class IB, IO 3.500%, due 11/20/42	790,210	117,087
Trust 2015-166, Class SA, IO 1.041%, due 06/20/42[2]	1,208,151	36,546
Trust 2015-180, Class SA, IO 0.991%, due 06/20/42[2]	1,311,338	49,280
Trust 2015-42, Class AI, IO 3.000%, due 05/20/39	798,909	94,519
Trust 2015-H27, Class FA 1.580%, due 09/20/65[2]	3,050,538	3,057,470
Trust 2015-H29, Class FA 1.530%, due 10/20/65[2]	1,891,962	1,898,521
Trust 2015-H29, Class FJ 1.510%, due 11/20/65[2]	2,537,002	2,534,018
Trust 2015-H30, Class FA 1.510%, due 08/20/61[2]	1,619,518	1,624,698
Trust 2015-H30, Class FB 1.510%, due 03/20/62[2]	300,081	301,037
Trust 2016-118, Class IE, IO 3.500%, due 09/20/46	97,576	17,674
Trust 2016-138, Class WI, IO 1.029%, due 08/20/45[2]	871,540	35,856
Trust 2016-180, Class WI, IO 0.982%, due 09/20/45[2]	1,767,194	63,818
Trust 2016-84, Class KS, IO 5.087%, due 11/20/45[2]	3,558,112	703,530
Trust 2016-H04, Class FG 1.530%, due 12/20/61[2]	2,462,881	2,472,537
Trust 2016-H14, Class FA 1.630%, due 06/20/66[2]	698,301	701,975
Trust 2017-15, Class WI, IO 1.004%, due 11/20/45[2]	922,545	28,403

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2017-57, Class WI 0.740%, due 12/20/45[2,3]	500,000	14,375
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3
3.119%, due 05/10/50	5,000,000	5,021,368
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1
1.321%, due 12/25/34[2]	7,363	6,632
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
1.631%, due 02/25/35[2]	671,374	629,026
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-FLRR, Class AFL
2.444%, due 01/15/33[2,5]	3,482,506	3,481,806
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
1.482%, due 06/27/37[2,5]	1,619,909	1,287,871
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2 3.047%, due 12/25/34[2]	352,519	352,083
Series 2004-A, Class A1 1.451%, due 04/25/29[2]	77,370	74,126
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1 1.311%, due 01/25/35[2]	68,146	62,577
Series 2005-6AR, Class 1A1 1.271%, due 11/25/35[2]	87,380	86,943
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B 1.588%, due 02/26/37[2,5]	315,108	251,966
Series 2013-R10, Class 3A 1.292%, due 01/26/51[2,5]	466,926	443,680
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A
1.490%, due 05/25/42[2,5]	4,186,504	3,604,488
Motel 6 Trust, Series 2015-MTL6, Class B
3.298%, due 02/05/30[5]	5,000,000	5,019,069
RALI, Series 2005-QA1 Trust, Series 2005-FQA1, Class A1
1.291%, due 01/25/35[2]	124,648	123,168
RBSSP Resecuritization Trust Certificate, Series 2009-6, Class 18A1
1.483%, due 12/26/36[2,5]	585,060	574,640
Sequoia Mortgage Trust, Series 5, Class A
1.694%, due 10/19/26[2]	116,934	113,866
Structured ARM Loan, Series 2007-4, Class 1A2
1.211%, due 05/25/37[2]	282,407	236,776
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 11A1
1.201%, due 04/25/36[2]	971,737	862,712
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.073%, due 04/25/45[2]	125,322	125,091

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A
2.846%, due 09/25/33[2]	282,929	280,513
Total collateralized mortgage obligations (cost—$84,828,010)		85,025,999

Asset-backed securities—14.90%
Allegro CLO I Ltd., Series 2013-1A, Class A1R
2.218%, due 01/30/26[2,5]	1,500,000	1,499,998
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2 1.966%, due 10/25/34[2]	877,521	875,859
Series 2005-R1, Class M4 2.101%, due 03/25/35[2]	200,000	181,000
Series 2005-R11, Class M1 1.441%, due 01/25/36[2]	400,000	394,905
Amortizing Residential Collateral Trust, Series 2004-1, Class A5
1.991%, due 10/25/34[2]	250,753	240,612
Apidos CLO XIV, Series 2013-14A, Class A
2.308%, due 04/15/25[2,5]	1,900,000	1,897,739
BABSON CLO Ltd.
2.298%, due 01/15/26	1,500,000	1,502,844
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1 2.191%, due 08/25/34[2]	7,485,131	7,020,098
Series 2006-2, Class M1 1.411%, due 07/25/36[2]	94,947	94,124
BlueMountain CLO Ltd., Series 2014-1A, Class A1R
2.275%, due 04/30/26[2,5]	1,500,000	1,500,028
Brookside Mill CLO Ltd., Series 2013-1A, Class A1
2.308%, due 04/17/25[2,5]	2,000,000	2,000,000
Carlyle Global Market Strategies CLO 2014-2 Ltd., Series 2014-2A, Class AR
2.289%, due 05/15/25[2,5]	500,000	500,029
Cent CLO 19 Ltd.,
Series 2013-19A, Class A1A 2.369%, due 10/29/25[2,5]	500,000	500,862
Series 2014-21A, Class A1BR 2.331%, due 07/27/26[2,5]	1,300,000	1,300,461
Chase Funding Trust,
Series 2002-3, Class 2A1 1.631%, due 08/25/32[2]	163,116	149,464
Series 2002-4, Class 2A1 1.731%, due 10/25/32[2]	11,166	10,412
CIFC Funding Ltd., Series 2014-2A, Class AL1R
2.235%, due 05/24/26[2,5]	900,000	900,900
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
2.341%, due 10/25/37[2,5]	1,795,419	1,783,011
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4 1.491%, due 07/25/34[2]	80,086	71,545
Series 2004-4, Class M1 1.711%, due 07/25/34[2]	202,514	191,672
Series 2004-6, Class M1 1.891%, due 10/25/34[2]	279,733	268,841
CSMC, Series 2017-1
4.500%, due 03/25/21[2]	500,000	500,698

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Denali Capital CLO VII Ltd., Series 2007-1A, Class A1L
1.383%, due 01/22/22[2,5]	179,825	179,181
EMC Mortgage Loan Trust, Series 2003-A, Class A2
2.482%, due 08/25/40[2,5]	115,867	108,084
Equifirst Loan Securitization Trust, Series 2007-1, Class A1
1.161%, due 04/25/37[2,5]	2,689,209	2,356,345
FBR Securitization Trust, Series 2005-5, Class AV24
1.731%, due 11/25/35[2]	119,230	118,357
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M1
1.666%, due 06/25/36[2]	135,623	131,654
Flagship VII Ltd., Series 2013-7A, Class A1R
2.276%, due 01/20/26[2,5]	500,000	499,748
Flatiron CLO Ltd., Series 2013-1A, Class A1R
2.318%, due 01/17/26[2,5]	4,000,000	3,981,828
Fremont Home Loan Trust, Series 2004-A, Class M1
1.816%, due 01/25/34[2]	644,932	597,271
Galaxy CLO Ltd., Series 2013-16A, Class A2R
2.278%, due 11/16/25[2,5]	1,100,000	1,101,198
GCAT 2015-3 LLC, Series 2015-3, Class A1
4.250%, due 10/25/19[5,6]	732,376	736,094
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28	12,393	12,828
GSAA Home Equity Trust, Series 2005-4, Class A5
1.211%, due 03/25/35[2]	226,453	224,571
ING Investment Management CLO Ltd., Series 2007-4A, Class A1
1.383%, due 06/14/22[2,5]	17,728	17,707
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3 3.615%, due 10/25/35[6]	148,141	146,689
Series 2006-FRE1, Class A1 1.221%, due 05/25/35[2]	361,793	353,720
Series 2006-FRE1, Class A3 1.181%, due 05/25/35[2]	273,472	269,630
Series 2006-FRE2, Class A1 1.171%, due 02/25/36[2]	304,309	300,648
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1 1.151%, due 05/25/36[2]	340,141	334,164
Series 2006-ACC1, Class M1 1.261%, due 05/25/36[2]	300,000	277,265
Series 2006-CH1, Class A5 1.221%, due 07/25/36[2]	195,953	190,019
Series 2007-CH2, Class AV1 1.151%, due 01/25/37[2]	501,724	495,650
KVK CLO Ltd., Series 2013-2A, Class AR
2.308%, due 01/15/26[2,5]	600,000	599,760
Madison Park Funding V Ltd., Series 2007-5A, Class A1A
1.275%, due 02/26/21[2,5]	1,943,964	1,940,084

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Madison Park Funding XII Ltd., Series 2014-12A, Class AR
2.418%, due 07/20/26[2,5]	4,000,000	4,002,348
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
1.301%, due 08/25/36[2]	300,000	292,005
Morgan Stanley ABS Capital I, Inc., Series 2005-WMC6, Class M3
1.756%, due 07/25/35[2]	350,000	339,413
Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M4
2.041%, due 12/25/34[2]	400,000	393,781
Northwoods Capital IX Ltd., Series 2012-9A, Class A
2.578%, due 01/18/24[2,5]	2,084,128	2,085,078
NYMT Residential, Series 2016-RP1, Class A
4.000%, due 03/25/21[5,6]	614,541	609,319
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR
2.286%, due 07/20/26[2,5]	1,500,000	1,499,244
OFSI Fund V Ltd., Series 2013-5A, Class A1BR
2.308%, due 04/17/25[2,5]	100,000	99,991
OZLM Funding V Ltd., Series 2013-5A, Class A1R
2.267%, due 01/17/26[2,5]	300,000	300,173
OZLM VI Ltd., Series 2014-6A, Class A1R
2.458%, due 04/17/26[2,5]	1,000,000	1,000,035
Palmer Square CLO Ltd., Series 2013-1R, Class A1R
1.000%, due 05/15/25[2,3,5]	1,400,000	1,400,000
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M4
1.936%, due 06/25/35[2]	200,000	191,650
Pinnacle Park CLO Ltd., Series 2014-1A, Class AR
2.418%, due 04/15/26[2,5]	1,700,000	1,700,000
RAAC, Series 2005-SP3 Trust, Series 2005-SP3, Class M1
1.521%, due 12/25/35[2]	1,500,000	1,489,458
RASC, Series 2005-KS11 Trust, Series 2005-KS11, Class M2
1.411%, due 12/25/35[2]	400,000	369,886
Regatta V Funding Ltd., Series 2014-1A, Class A1AR
2.316%, due 10/25/26[2,5]	2,730,000	2,742,285

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
1.871%, due 08/25/33[2]	178,221	166,160
Saxon Asset Securities Trust, Series 2005-3, Class M3
1.491%, due 11/25/35[2]	2,100,000	1,762,486
SLM Student Loan Trust, Series 2010-A, Class 2A
4.244%, due 05/16/44[2,5]	673,355	698,732
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
1.671%, due 01/25/34[2]	63,563	57,839
Staniford Street CLO Ltd., Series 2014-1A, Class AR
1.000%, due 06/15/25[2,5]	500,000	499,996
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1
1.126%, due 07/25/36[2,5]	382,530	357,824
Symphony CLO XIV Ltd., Series 2014-14A, Class A1R
2.438%, due 07/14/26[2,5]	1,000,000	1,000,317
THL Credit Wind River CLO Ltd., Series 2014-1A, Class AR
2.338%, due 04/18/26[2,5]	250,000	250,079
TICP CLO Ltd., Series 2014-3A, Class AR
2.156%, due 01/20/27[2,5]	450,000	450,017
US Residential Opportunity Fund III Trust, Series 2016-1III, Class A
3.475%, due 07/27/36[5,6]	1,708,554	1,714,843
Vericrest Opportunity Loan Trust, 2014-NP11, Class A1
3.875%, due 04/25/55[5,6]	24,729	24,753
Vericrest Opportunity Loan Trust, 2016-NPL3, Class A1
4.250%, due 03/26/46[5,6]	1,485,317	1,498,244
VOLT L LLC, Series 2016-NP10, Class A1
3.500%, due 09/25/46[5,6]	939,468	942,165
VOLT XLII LLC, Series 2016-NPL2, Class A1
4.250%, due 03/26/46[5,6]	665,300	670,350
VOLT XLIV LLC, Series 2016-NPL4, Class A1
4.250%, due 04/25/46[5,6]	1,036,659	1,046,464

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(concluded)
WhiteHorse VI Ltd., Series 2012-1A, Class A1R
2.235%, due 02/03/25[2,5]	200,000	200,000
Total asset-backed securities (cost—$67,519,132)		68,212,532

Commercial mortgage-backed security—0.03%
FNMA Aces, Trust 2013-M5, Class X2, IO
2.400%, due 01/25/22[2] (cost—$115,955)	1,924,742	124,022

Stripped mortgage-backed securities—1.72%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005, Class AX, IO 1.542%, due 11/25/19[2]	22,091,329	681,754
Series K006, Class AX1, IO 1.137%, due 01/25/20[2]	12,655,595	282,260
Series K014, Class X1, IO 1.370%, due 04/25/21[2]	7,521,791	306,076
Series K027, Class X1, IO 0.934%, due 01/25/23[2]	6,813,583	256,574
Series K712, Class X1, IO 1.456%, due 11/25/19[2]	4,191,486	109,073
Series KAIV, Class X1, IO 1.313%, due 06/25/21[2]	4,552,551	188,849
Series KP03, Class A2 1.780%, due 07/25/19	4,726,399	4,703,293
FHLMC REMIC,
Series 0013, Class B, IO 7.000%, due 06/25/23	43,027	6,963
Series 2136, Class GD, IO 7.000%, due 03/15/29	3,876	804
Series 2178, Class PI, IO 7.500%, due 08/15/29	21,134	4,738
GNMA REMIC, Trust 2011-92, Class IX, IO
0.719%, due 11/16/44[2]	5,158,937	284,005
KGS Alpha SBA, Series 2012, IO
1.130%, due 04/25/38[2,3,4,5]	36,205,756	1,035,217
Total stripped mortgage-backed securities (cost—$8,026,091)		7,859,606

Short-term US government obligation—0.02%
US Treasury Bill
0.720%, due 05/25/17[1,7] (cost—$78,962)	79,000	78,962

Repurchase agreements—3.19%
Repurchase agreement dated 04/28/17 with BNP Paribas Securities Corp., 1.020% due 05/01/17, collateralized by $11,100,000 Government National Mortgage Association obligations, 3.000% due 12/20/45; (value—$11,471,972); proceeds: $11,100,944	11,100,000	11,100,000

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $3,525,351 US Treasury Note, 2.000% due 08/31/21; (value—$3,574,089); proceeds: $3,504,015	3,504,000	3,504,000
Total repurchase agreements (cost—$14,604,000)		14,604,000

	Notional Amount
Swaptions purchased—0.05%
Put swaptions[3]—0.05%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.600%, expires 08/02/2017 (Counterparty CITI; receive fixed rate); underlying swap terminates 08/04/2018	USD	75,000,000	23,100
3 Month USD LIBOR Interest Rate Swap, strike @ 2.050%, expires 09/05/2017 (Counterparty CITI; receive fixed rate); underlying swap terminates 09/07/2027	USD	5,000,000	161,800
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250%, expires 02/05/2018 (Counterparty MSC; receive fixed rate); underlying swap terminates 02/07/2019	USD	145,000,000	24,360
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250%, expires 11/28/2017 (Counterparty JPMCB; receive fixed rate); underlying swap terminates 11/30/2018	USD	111,800,000	4,696
3 Month USD LIBOR Interest Rate Swap, strike @ 2.650%, expires 05/15/2017 (Counterparty GSB; receive fixed rate); underlying swap terminates 05/17/2027	USD	18,000,000	522
3 Month USD LIBOR Interest Rate Swap, strike @ 2.650%, expires 05/15/2017 (Counterparty MSC; receive fixed rate); underlying swap terminates 05/17/2027	USD	10,700,000	310
3 Month USD LIBOR Interest Rate Swap, strike @ 2.650%, expires 05/15/2017 (Counterparty CITI; receive fixed rate); underlying swap terminates 05/17/2027	USD	1,800,000	52
3 Month USD LIBOR Interest Rate Swap, strike @ 2.800%, expires 10/04/2017 (Counterparty JPMCB; receive fixed rate); underlying swap terminates 10/06/2027	USD	8,000,000	34,320
3 Month USD LIBOR Interest Rate Swap, strike @ 2.850%, expires 06/02/2017 (Counterparty CITI; receive fixed rate); underlying swap terminates 06/06/2027	USD	18,000,000	612
Total swaptions purchased (cost—$783,826)			249,772
Total investments before investments sold short (cost—$788,935,052)—172.81%			790,942,759

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Investments sold short—(10.51)%
FHLMC TBA
5.500%	(2,000,000)	(2,218,203)
FNMA TBA
4.000%	(17,100,000)	(17,952,476)
GNMA TBA
3.000%	(5,000,000)	(5,063,493)
3.500%	(2,500,000)	(2,595,947)
GNMA II TBA
3.000%	(20,000,000)	(20,269,532)
Total investments sold short (proceeds—$48,103,445)		(48,099,651)
Liabilities in excess of other assets—(62.30)%		(285,139,144)
Net assets—100.00%		$457,703,964

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,071,927
Gross unrealized depreciation	(5,064,220)
Net unrealized appreciation	$2,007,707

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Options written

Notional amount ($)	Call options	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
4,500,000	FNMA TBA, 3.500%, strike @ 101.34	05/04/17	20,566	(68,205)	(47,639)
10,500,000	FNMA TBA, 3.500%, strike @ 101.77	05/04/17	27,891	(113,380)	(85,489)
2,000,000	FNMA TBA, 3.500%, strike @ 101.84	05/04/17	7,500	(20,207)	(12,707)
4,000,000	FNMA TBA, 3.500%, strike @ 102.06	05/04/17	12,188	(31,902)	(19,714)
15,000,000	FNMA TBA, 3.500%, strike @ 102.74	05/04/17	35,156	(36,339)	(1,183)
11,500,000	FNMA TBA, 3.500%, strike @ 103.00	06/06/17	48,965	(39,994)	8,971
10,000,000	FNMA TBA, 3.500%, strike @ 103.02	05/04/17	21,094	(10,987)	10,107
1,500,000	FNMA TBA, 3.500%, strike @ 103.16	05/04/17	5,156	(995)	4,161
1,500,000	FNMA TBA, 4.000%, strike @ 104.34	05/04/17	5,039	(15,152)	(10,113)
			183,555	(337,161)	(153,606)

	Put options
1,500,000	FNMA TBA, 3.500%, strike @ 100.20	05/04/17	6,328	—	6,328
1,500,000	FNMA TBA, 3.500%, strike @ 101.16	05/04/17	6,094	(1)	6,093
3,000,000	FNMA TBA, 3.500%, strike @ 102.05	05/04/17	6,679	(234)	6,445
			19,101	(235)	18,866
			202,656	(337,396)	(134,740)

Options written activity for the period ended April 30, 2017 was as follows:

	Notional	Premiums
	amount ($)	received ($)
Options outstanding at July 31, 2016	63,500,000	159,980
Options written	450,000,000	1,139,844
Options terminated in closing purchase transactions	(72,000,000)	(186,191)
Options exercised	(97,500,000)	(285,801)
Options expired prior to exercise	(277,500,000)	(625,176)
Options outstanding at April 30, 2017	66,500,000	202,656

Swaptions written3

Notional amount (000)		Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
USD	20,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.100%, terminating 05/17/27	DB	Receive	05/15/17	57,000	—	57,000

Swaptions written activity for the period ended April 30, 2017 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2016	—
Swaptions written	57,000
Swaptions terminated in closing purchase transactions	—
Swaptions exercised	—
Swaptions outstanding at April 30, 2017	57,000

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[8]	Payments received by the Portfolio[8]	Value($)	Unrealized depreciation($)
USD	20,400	12/21/23	1.750	3 Month USD LIBOR	323,227	(69,029)
USD	16,000	06/30/25	2.400	3 Month USD LIBOR	(376,873)	(376,873)
USD	3,450	12/21/46	2.250	3 Month USD LIBOR	209,859	(75,660)
					156,213	(521,562)

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Total return swap agreements3

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[8]	Payments received by the Portfolio[8]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
DB	USD	1,851	01/12/38	6.500	1 Month USD LIBOR	5,917	(1,912)	4,005
DB	USD	713	01/12/39	5.500	1 Month USD LIBOR	191	(1,853)	(1,662)
						6,108	(3,765)	2,343

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	14,580,386	—	14,580,386
Government national mortgage association certificates	—	153,775,972	—	153,775,972
Federal home loan mortgage corporation certificates	—	140,793,355	—	140,793,355
Federal housing administration certificates	—	—	129,030	129,030
Federal national mortgage association certificates	—	305,509,123	—	305,509,123
Collateralized mortgage obligations	—	85,025,999	—	85,025,999
Asset-backed securities	—	68,212,532	—	68,212,532
Commercial mortgage-backed security	—	124,022	—	124,022
Stripped mortgage-backed securities	—	6,824,389	1,035,217	7,859,606
Short-term US government obligation	—	78,962	—	78,962
Repurchase agreements	—	14,604,000	—	14,604,000
Swaptions purchased	—	249,772	—	249,772
Swap agreements	—	533,086	—	533,086
Total	—	790,311,598	1,164,247	791,475,845

Liabilities
Investments sold short	—	(48,099,651)	—	(48,099,651)
Options written	—	(337,396)	—	(337,396)
Swaptions written	—	—	—	—
Swap agreements	—	(380,638)	—	(380,638)
Total	—	(48,817,685)	—	(48,817,685)

At April 30, 2017, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended April 30, 2017:

	Federal housing administration certificates ($)	Asset-backed securities ($)	Collateralized mortgage obligations ($)	Stripped mortgage-backed securities ($)	Total ($)
Beginning balance	212,520	1,902,142	4,008,064	1,740,531	7,863,257
Purchases	—	—	—	—	—
Sales/paydown	(84,713)	(191,446)	(383,695)	(330,890)	(990,744)
Accrued discounts/(premiums)	(41)	—	22,758	(29,696)	(6,979)
Total realized gain/(loss)	19	—	9,108	(208,673)	(199,546)
Net change in unrealized appreciation/depreciation	1,245	4,147	(51,747)	(136,055)	(182,410)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(1,714,843)	(3,604,488)	—	(5,319,331)
Ending balance	129,030	—	—	1,035,217	1,164,247

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $ (279,390). Transfers out of Level 3 represent the value at the end of the period. At April 30, 2017, securities were transferred from Level 3 to Level 2 as the valuation is based primarily on observable inputs from an established pricing source.

Portfolio footnotes

1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
3	Illiquid investment at the period end.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
7	Rate shown is the discount rate at the date of purchase unless otherwise noted.
8	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
US government obligations—26.82%
US Treasury Bonds
2.750%, due 11/15/42	5,021,000	4,845,265
2.875%, due 11/15/46	456,000	448,109
3.000%, due 02/15/47	10,005,000	10,095,665
3.750%, due 11/15/43	10,410,000	11,992,643
4.750%, due 02/15/37	4,280,000	5,653,948
US Treasury Inflation Index Note (TIPS)
0.375%, due 01/15/27	2,062,096	2,064,810
US Treasury Notes
1.125%, due 09/30/21	1,850,000	1,800,353
1.250%, due 03/31/19	14,245,000	14,242,778
1.250%, due 04/30/19	130,000	129,944
1.250%, due 10/31/21	1,613,800	1,577,804
1.500%, due 04/15/20	4,896,000	4,903,457
1.500%, due 05/31/20	4,340,000	4,341,354
1.500%, due 03/31/23	7,265,000	7,069,186
1.625%, due 03/15/20	1,795,000	1,804,535
1.625%, due 06/30/20	3,840,000	3,853,651
1.750%, due 10/31/18	160,000	161,294
1.875%, due 02/28/22	1,900,000	1,906,606
1.875%, due 03/31/22	15,985,000	16,028,080
2.000%, due 09/30/20	1,225,000	1,242,705
2.000%, due 11/15/21	1,572,500	1,588,470
2.000%, due 12/31/21	860,000	867,828
2.125%, due 08/31/20	2,900,000	2,953,923
2.125%, due 12/31/21	2,380,000	2,415,422
2.125%, due 02/29/24	355,000	355,860
2.125%, due 03/31/24	3,425,000	3,431,555
2.250%, due 01/31/24	230,000	232,498
Total US government obligations (cost—$105,676,838)		106,007,743

Federal home loan bank certificate—0.19%
FHLB
4.000%, due 09/01/28 (cost—$679,065)	680,000	753,401

Federal home loan mortgage corporation certificates—7.57%
FHLMC
6.250%, due 07/15/32	302,000	426,400
6.750%, due 03/15/31	82,000	118,562
FHLMC TBA
2.500%	2,700,000	2,716,875
3.000%	10,200,000	10,241,391
3.500%	8,500,000	8,748,940
4.000%	4,400,000	4,631,687
4.500%	1,800,000	1,935,562
5.000%	1,000,000	1,092,461
Total federal home loan mortgage corporation certificates (cost—$29,714,008)		29,911,878

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Federal national mortgage association certificates—29.13%
FNMA
2.500%, due 04/01/32[1]	6,400,000	6,442,207
3.000%, due 01/01/32	1,014,214	1,045,221
3.000%, due 04/01/32	2,485,545	2,561,628
3.000%, due 03/01/47[1]	14,650,353	14,691,137
3.000%, due 04/01/47[1]	3,349,403	3,355,221
3.500%, due 03/01/32[1]	1,239,741	1,301,531
3.500%, due 12/01/43[1]	19,000,821	19,631,411
4.000%, due 03/01/31	539,413	570,556
4.000%, due 02/01/42[1]	4,627,435	4,892,621
4.000%, due 06/01/43[1]	6,372,263	6,736,987
4.500%, due 04/01/41[1]	4,999,948	5,402,239
FNMA TBA
2.500%[1]	3,950,000	3,972,848
3.000%	15,831,000	15,833,756
3.500%	14,993,000	15,433,844
4.000%	8,000,000	8,418,885
4.500%	3,100,000	3,335,406
5.000%	1,400,000	1,533,591
Total federal national mortgage association certificates (cost—$115,089,607)		115,159,089

Government national mortgage association certificates—11.34%
GNMA
3.500%, due 01/20/43	5,698,192	5,945,866
3.500%, due 04/20/47	8,140,600	8,469,276
GNMA TBA
3.000%	9,600,000	9,729,375
3.500%	11,200,000	11,636,187
4.000%	4,900,000	5,180,219
4.500%	2,400,000	2,560,875
5.000%	1,200,000	1,314,882
Total government national mortgage association certificates (cost—$44,894,871)		44,836,680

Collateralized mortgage obligations—8.03%
Banc of America Commercial Mortgage Trust,
Series 2007-4, Class AM 6.103%, due 02/10/51[2]	400,000	402,768
Series 2008-1, Class A4 6.447%, due 02/10/51[2]	197,798	200,884
Bank, Series 2017-BNK4, Class A4
3.625%, due 05/15/50	800,000	830,295
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL
2.483%, due 07/05/33[2,3]	965,000	966,513

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A
2.224%, due 05/15/29[2,3]	1,490,000	1,492,806
CD Mortgage Trust, Series 2017-CD3, Class A4
3.631%, due 02/10/50	545,000	568,090
Commercial Mortgage Pass-Through Certificates,
Series 2006-GG7, Class AM 5.951%, due 07/10/38[2]	88,552	88,542
Series 2013-GAM, Class A2 3.367%, due 02/10/28[3]	1,090,000	1,114,850
Series 2014-CR16, Class A4 4.051%, due 04/10/47	145,000	154,711
Series 2014-PAT, Class A 1.790%, due 08/13/27[2,3]	915,000	915,287
Series 2015-CR25, Class B 4.698%, due 08/10/48[2]	320,000	339,978
Series 2015-RUM, Class B 3.144%, due 07/15/30[2,3]	775,000	763,154
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A1AM
6.139%, due 09/15/39[2]	530,000	532,052
DBRR Trust, Series 2013-EZ3, Class A
1.636%, due 12/18/49[2,3]	28,663	28,647
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO
1.339%, due 03/25/24[2]	2,650,257	174,079
FHLMC REMIC,
Trust 2626, Class A 4.000%, due 06/15/33	154,226	164,099
Trust 3990, Class VA 3.500%, due 01/15/25	272,914	284,237
Trust 4213, Class VE 3.500%, due 06/15/26	258,916	270,841
Trust 4248, Class FL 1.444%, due 05/15/41[2]	350,803	351,961
Trust 4316, Class XZ 4.500%, due 03/15/44	350,304	400,656
Trust 4323, Class CA 4.000%, due 03/15/40	307,709	322,543
Trust 4325, Class MA 4.000%, due 09/15/39	908,914	955,113
Trust 4328, Class DA 4.000%, due 01/15/36	936,156	976,783
Trust 4336, Class MA 4.000%, due 01/15/40	795,814	832,340
Trust 4443, Class BA 3.500%, due 04/15/41	133,639	138,751
Trust 4447, Class PA 3.000%, due 12/15/44	113,839	117,270
Trust 4606, Class FB 1.494%, due 08/15/46[2]	444,206	445,025
FHLMC Structured Agency Credit Risk, Series 2016-DNA1, Class M1
2.441%, due 07/25/28[2]	128,871	129,428
FNMA Aces, Trust 2017-M1, Class A2
2.497%, due 10/25/26[2]	1,000,000	969,383
FNMA Connecticut Avenue Securities,
Series 2015-C04, Class 1M1 2.591%, due 04/25/28[2]	63,179	63,435
Series 2016-C04, Class 1M1 2.441%, due 01/25/29[2]	373,135	376,281
Series 2016-C05, Class 2M1 2.341%, due 01/25/29[2]	379,670	382,807
Series 2016-C06, Class 1M1 2.291%, due 04/25/29[2]	194,302	196,313
FNMA REMIC,
Trust 2005-109, Class PV 6.000%, due 10/25/32	78,633	79,929
Trust 2011-8, Class ZA 4.000%, due 02/25/41	2,130,596	2,271,920
Trust 2013-112, Class HQ 4.000%, due 11/25/43	96,625	102,149
Trust 2014-12, Class GV 3.500%, due 03/25/27	159,110	166,838
Trust 2014-48, Class AB 4.000%, due 10/25/40	241,291	253,049
Trust 2015-20, Class EV 3.500%, due 07/25/26	294,801	309,085

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2015-58, Class JP 2.500%, due 03/25/37	183,861	185,628
Trust 2015-62, Class VA 4.000%, due 10/25/26	87,043	93,946
Trust 2016-48, Class UF 1.391%, due 08/25/46[2]	824,399	826,496
Trust 2016-62, Class FC 1.491%, due 09/25/46[2]	337,735	337,840
Trust 2016-74, Class GF 1.491%, due 10/25/46[2]	434,872	434,750
FREMF Mortgage Trust, Series 2013-K712, Class B
3.480%, due 05/25/45[2,3]	110,000	112,384
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX
3.495%, due 12/15/34[2,3]	1,025,000	1,037,621
GNMA,
Trust 2014-131, Class BW 2.997%, due 05/20/41[2]	101,319	103,645
Trust 2015-3, Class ZD 4.000%, due 01/20/45	629,056	684,618
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, IO
0.980%, due 11/10/48[2]	7,548,554	426,024
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.500%, due 01/25/47[2,3]	996,147	1,019,357
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO
1.092%, due 09/15/47[2]	9,790,508	511,777
JPMorgan Chase Commercial Mortgage Securities, Series 2007-CB20, Class AM
6.173%, due 02/12/51[2]	150,000	151,783
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM
5.856%, due 09/12/49[2]	350,000	354,431
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class C 5.054%, due 11/15/46[2]	205,000	216,383
Series 2015-C24, Class A4 3.732%, due 05/15/48	1,101,000	1,148,385
Series 2015-C25, Class A5 3.635%, due 10/15/48	725,000	752,237
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4
3.779%, due 05/15/48[2]	520,000	546,267
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1
3.750%, due 11/25/56[2,3]	190,584	195,660
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.144%, due 01/05/43[2,3]	540,000	545,335
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3
3.000%, due 10/25/31[2,3]	390,209	393,364
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX
2.997%, due 10/25/46[2]	167,339	165,915

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.179%, due 02/15/51[2]	250,000	251,324
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, IO
1.126%, due 02/15/48[2]	12,459,421	703,090
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL
1.944%, due 03/15/44[2,3]	1,419,120	1,424,491
Total collateralized mortgage obligations (cost—$31,980,237)		31,755,643

Asset-backed securities—7.75%
ALM VIII Ltd., Series 2013-8A, Class A1R
2.648%, due 10/15/28[2,3]	510,000	511,906
American Homes 4 Rent, Series 2014-SFR3, Class A
3.678%, due 12/17/36[3]	483,833	502,927
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D 2.540%, due 06/08/20	130,000	130,883
Series 2015-3, Class A2A 1.070%, due 01/08/19	41,135	41,137
Series 2016-2, Class A3 1.600%, due 11/09/20	250,000	249,963
Avery Point V CLO Ltd., Series 2014-5A, Class A
2.618%, due 07/17/26[2,3]	250,000	250,061
B2R Mortgage Trust, Series 2015-2, Class A
3.336%, due 11/15/48[3]	616,906	625,052
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE12, Class M1
1.471%, due 12/25/35[2]	110,016	108,280
BlueMountain CLO Ltd., Series 2015-2A, Class A1
2.588%, due 07/18/27[2,3]	280,000	280,537
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1
2.628%, due 10/15/25[2,3]	250,000	250,193
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A4
1.270%, due 03/15/19[3]	130,582	130,537
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5
1.642%, due 04/22/26[2,4]	650,000	650,000
Credit Acceptance Auto Loan Trust,
Series 2014-2A, Class A 1.880%, due 03/15/22[3]	371,146	371,353
Series 2015-2A, Class B 3.040%, due 08/15/23[3]	840,000	846,632
Series 2016-2A, Class A 2.420%, due 11/15/23[3]	650,000	653,649
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500%, due 01/25/30[3]	92,467	86,886

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A
1.231%, due 10/25/34[2,3]	115,263	110,933
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3
1.291%, due 07/25/36[2,3]	12,824	12,829
DCP Rights LLC, Series 2014-1A, Class A
5.463%, due 10/25/44[3]	1,732,500	1,734,737
Diamond Resorts Owner Trust, Series 2014-1, Class B
2.980%, due 05/20/27[3]	67,063	66,984
Drive Auto Receivables Trust, Series 2016-BA, Class B
2.560%, due 06/15/20[3]	100,000	100,569
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730%, due 04/25/28[3]	193,132	191,588
Enterprise Fleet Financing LLC,
Series 2016-1, Class A2 1.830%, due 09/20/21[3]	198,520	198,469
Series 2016-2A, Class A1 0.850%, due 07/20/17[3]	14,153	14,151
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M5
2.566%, due 01/25/35[2]	200,000	198,207
Ford Credit Floorplan Master Owner Trust, Series 2014-2, Class A
1.494%, due 02/15/21[2]	2,160,000	2,170,109
Fremont Home Loan Trust, Series 2005-2, Class M2
1.711%, due 06/25/35[2]	69,677	68,545
Galaxy XX CLO Ltd., Series 2015-20A, Class A
2.606%, due 07/20/27[2,3]	280,000	280,089
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A
2.306%, due 04/25/25[2,3]	285,000	284,999
Greystone Commercial Real Estate Notes, Series 2017-FL1A, Class A
2.708%, due 03/15/27[2,3]	330,000	330,330
HSBC Home Equity Loan Trust USA, Series 2007-3, Class A4
2.478%, due 11/20/36[2]	16,065	16,062
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2
1.211%, due 10/25/35[2]	64,682	64,354
LCM XXIII Ltd., Series 23A, Class A1
2.506%, due 10/20/29[2,3]	250,000	252,532
Lehman XS Trust, Series 2005-6, Class 1A1
1.511%, due 11/25/35[2]	241,590	162,442

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(continued)
Mercedes-Benz Master Owner Trust, Series 2016-AA, Class A
1.574%, due 05/15/20[2,3]	896,000	899,476
Navient Private Education Loan Trust, Series 2015-AA, Class A1
1.494%, due 12/15/21[2,3]	38,814	38,818
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A
1.920%, due 10/15/19[3]	800,000	801,112
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D
1.361%, due 01/25/36[2]	31,311	31,266
OneMain Financial Issuance Trust,
Series 2014-1, Class A 2.430%, due 06/18/24[3]	19,885	19,889
Series 2015-1A, Class A 3.190%, due 03/18/26[3]	1,655,000	1,671,478
Series 2015-2A, Class A 2.570%, due 07/18/25[3]	452,000	452,780
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class A3
1.201%, due 12/25/35[2]	97,185	96,734
Ownit Mortgage Loan Trust, Series 2005-2, Class M4
1.921%, due 03/25/36[2]	25,028	24,909
PFS Financing Corp.,
Series 2016-1A, Class A 2.194%, due 02/18/20[2,3]	1,095,000	1,099,842
Series 2016-BA, Class A 1.870%, due 10/15/21[3]	160,000	158,911
Series 2017-AA, Class A 1.570%, due 03/15/21[2,3]	2,390,000	2,390,000
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3
1.271%, due 05/25/36[2]	125,771	122,199
Prestige Auto Receivables Trust, Series 2015-1, Class B
2.040%, due 04/15/21[3]	180,000	180,396
Progress Residential Trust, Series 2015-SFR2, Class A
2.740%, due 06/12/32[3]	1,042,558	1,042,211
RAAC Trust, Series 2006-RP2, Class A
1.241%, due 02/25/37[2,3]	95,900	95,285
RASC Trust, Series 2005-AHL3, Class A2
1.231%, due 11/25/35[2]	37,464	37,333
Santander Drive Auto Receivables Trust,
Series 2014-4, Class C 2.600%, due 11/16/20	865,000	870,079
Series 2016-1, Class A3 1.620%, due 03/16/20	1,280,000	1,280,845
Series 2016-2, Class A3 1.560%, due 05/15/20	190,000	189,924
SMB Private Education Loan Trust,
Series 2014-A, Class A2B 2.144%, due 05/15/26[2,3]	563,898	569,958
Series 2015-C, Class B 3.500%, due 09/15/43[3]	630,000	619,526
Series 2016-A, Class A1 1.694%, due 05/15/23[2,3]	387,820	388,310
Series 2016-A, Class A2A 2.700%, due 05/15/31[3]	110,000	110,137

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2016-C, Class A2A 2.340%, due 09/15/34[3]	570,000	557,820
SoFi Professional Loan Program LLC,
Series 2014-A, Class A2 3.020%, due 10/25/27[3]	31,628	31,954
Series 2015-C, Class A2 2.510%, due 08/25/33[3]	607,303	608,337
Series 2016-A, Class A1 2.741%, due 08/25/36[2,3]	178,052	183,115
Series 2016-B, Class A1 2.191%, due 06/25/33[2,3]	182,844	185,608
Series 2016-B, Class A2A 1.680%, due 03/25/31[3]	125,693	125,661
Series 2016-C, Class A2A 1.480%, due 05/26/31[3]	444,773	443,467
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1
1.441%, due 06/25/36[2]	40,000	39,244
SpringCastle America Funding LLC, Series 2016-AA, Class A
3.050%, due 04/25/29[3]	337,091	338,918
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.040%, due 03/15/22	1,050,000	1,055,273
Tricon American Homes, Series 2015-SFR1, Class A
2.193%, due 05/17/32[2,3]	944,111	945,791
Westgate Resorts LLC, Series 2014-1A, Class A
2.150%, due 12/20/26[3]	97,429	96,971
World Financial Network Credit Card Master Trust, Series 2016-A, Class A
2.030%, due 04/15/25	880,000	869,944
Total asset-backed securities (cost—$30,525,583)		30,621,446

Corporate notes—32.58%
Aerospace & defense—0.50%
BAE Systems Holdings, Inc.
2.850%, due 12/15/20[3]	50,000	50,645
3.850%, due 12/15/25[3]	20,000	20,675
General Dynamics Corp.
2.125%, due 08/15/26	40,000	37,462
Lockheed Martin Corp.
3.100%, due 01/15/23	15,000	15,329
3.350%, due 09/15/21	170,000	176,985
3.550%, due 01/15/26	435,000	448,886
4.700%, due 05/15/46	140,000	153,811
Northrop Grumman Corp.
3.250%, due 08/01/23	160,000	164,824
Rockwell Collins, Inc.
2.800%, due 03/15/22	245,000	247,364
United Technologies Corp.
1.778%, due 05/04/18[5]	599,000	599,720

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Aerospace & defense—(concluded)
3.750%, due 11/01/46	50,000	47,910
		1,963,611

Airlines—0.06%
American Airlines Pass-Through Trust 2014-1, Class B
4.375%, due 10/01/22	15,582	15,679
American Airlines Pass-Through Trust 2015-1, Class A
3.375%, due 05/01/27	74,591	73,620
Delta Air Lines, Inc.
3.625%, due 03/15/22	160,000	164,192
		253,491

Auto & truck—0.01%
Delphi Corp.
4.150%, due 03/15/24	43,000	45,319

Banking-non-US—1.84%
Bancolombia SA
5.950%, due 06/03/21	220,000	242,275
BNP Paribas SA
3.800%, due 01/10/24[3]	800,000	810,292
Citizens Financial Group, Inc.
2.375%, due 07/28/21	15,000	14,886
Credit Agricole SA
3.375%, due 01/10/22[3]	320,000	322,559
Credit Suisse Group AG
3.574%, due 01/09/23[3]	265,000	268,231
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20	345,000	347,068
3.450%, due 04/16/21	250,000	255,224
Credit Suisse New York
1.700%, due 04/27/18	395,000	394,703
Deutsche Bank AG
1.350%, due 05/30/17	60,000	59,997
Discover Financial Services
3.750%, due 03/04/25	35,000	34,685
4.100%, due 02/09/27	55,000	55,324
HSBC Holdings PLC
3.262%, due 03/13/23[2]	565,000	572,240
4.375%, due 11/23/26	200,000	204,839
ING Bank N.V.
5.800%, due 09/25/23[3]	200,000	223,893

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
ING Groep N.V.
3.150%, due 03/29/22	200,000	202,705
Kreditanstalt fuer Wiederaufbau
1.500%, due 02/06/19	509,000	509,429
Lloyds Banking Group PLC
3.000%, due 01/11/22	200,000	201,307
3.750%, due 01/11/27	200,000	199,463
4.650%, due 03/24/26	201,000	208,711
Macquarie Bank Ltd.
2.850%, due 01/15/21[3]	75,000	75,769
Mitsubishi UFJ Financial Group, Inc.
2.998%, due 02/22/22	105,000	106,263
Mitsubishi UFJ Trust & Banking Corp.
2.650%, due 10/19/20[3]	540,000	542,564
Mizuho Financial Group, Inc.
2.953%, due 02/28/22	300,000	301,865
Nordea Bank AB
1.875%, due 09/17/18[3]	200,000	200,007
Royal Bank of Canada GMTN
2.500%, due 01/19/21	240,000	242,401
Royal Bank of Scotland Group PLC
4.800%, due 04/05/26	200,000	209,876
Santander UK Group Holdings PLC
2.875%, due 10/16/20	245,000	246,088
2.875%, due 08/05/21	201,000	199,875
		7,252,539

Banking-US—5.20%
Aviation Capital Group Corp.
2.875%, due 09/17/18[3]	630,000	635,708
Bank of America Corp.
2.000%, due 01/11/18	178,000	178,453
2.250%, due 04/21/20	677,000	676,917
2.881%, due 04/24/23[2]	450,000	449,396
3.875%, due 08/01/25	530,000	542,154
3.950%, due 04/21/25	340,000	341,200
4.000%, due 01/22/25	760,000	766,815
4.244%, due 04/24/38[2]	70,000	70,115
4.450%, due 03/03/26	131,000	135,517
Bank of America Corp. GMTN
3.300%, due 01/11/23	120,000	122,008
Bank of America Corp. MTN
1.950%, due 05/12/18	137,000	137,329
2.151%, due 11/09/20	850,000	843,310
2.226%, due 03/22/18[2]	770,000	775,562

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(continued)
3.824%, due 01/20/28[2]	460,000	463,102
4.443%, due 01/20/48[2]	70,000	70,620
6.875%, due 04/25/18	63,000	66,106
Branch Banking & Trust Co.
3.625%, due 09/16/25	250,000	258,126
Capital One Bank USA N.A.
1.300%, due 06/05/17	250,000	250,015
Capital One Financial Corp.
3.200%, due 02/05/25	210,000	203,734
3.750%, due 07/28/26	110,000	105,954
Capital One N.A.
2.350%, due 01/31/20	330,000	330,411
2.950%, due 07/23/21	260,000	262,260
CIT Group, Inc.
3.875%, due 02/19/19	295,000	303,112
5.500%, due 02/15/19[3]	52,000	54,925
Discover Bank
2.600%, due 11/13/18	330,000	332,843
3.100%, due 06/04/20	250,000	255,432
3.450%, due 07/27/26	250,000	243,253
4.200%, due 08/08/23	270,000	283,869
Fifth Third Bank MTN
2.150%, due 08/20/18	206,000	207,194
Goldman Sachs Group, Inc.
2.372%, due 04/30/18[2]	530,000	534,559
2.375%, due 01/22/18	591,000	593,796
2.550%, due 10/23/19	231,000	233,340
2.600%, due 04/23/20	349,000	351,874
3.500%, due 01/23/25	40,000	40,176
3.750%, due 05/22/25	455,000	463,230
3.750%, due 02/25/26	100,000	101,593
4.250%, due 10/21/25	65,000	66,906
4.750%, due 10/21/45	120,000	128,431
HSBC USA, Inc.
1.700%, due 03/05/18	100,000	100,036
2.750%, due 08/07/20	380,000	385,376
JPMorgan Chase & Co.
2.056%, due 01/25/18[2]	525,000	527,933
2.700%, due 05/18/23	150,000	147,838
2.776%, due 04/25/23[2]	321,000	320,714
2.950%, due 10/01/26	194,000	186,203
2.972%, due 01/15/23	393,000	395,091
3.200%, due 06/15/26	150,000	147,045
3.250%, due 09/23/22	105,000	107,597
3.782%, due 02/01/28[2]	1,120,000	1,138,836
4.250%, due 10/01/27	343,000	354,805
6.000%, due 08/01/23[2,6]	0	—
KeyCorp MTN
2.900%, due 09/15/20	100,000	101,807

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Northern Trust Corp.
4.600%, due 10/01/26[2,6]	119,000	118,405
Santander Holdings USA, Inc.
2.700%, due 05/24/19	210,000	210,930
3.700%, due 03/28/22[3]	320,000	321,049
State Street Corp.
2.550%, due 08/18/20	195,000	198,931
5.250%, due 09/15/20[2,6]	517,000	542,850
The Bank of New York Mellon Corp.
2.050%, due 05/03/21	175,000	173,190
2.800%, due 05/04/26	90,000	87,839
3.000%, due 02/24/25	160,000	159,986
4.625%, due 09/20/26[2,6]	265,000	261,025
Wells Fargo & Co.
1.783%, due 04/23/18[2]	685,000	687,977
2.100%, due 07/26/21	280,000	276,378
3.000%, due 10/23/26	720,000	693,378
Wells Fargo & Co. GMTN
4.300%, due 07/22/27	555,000	582,026
Wells Fargo & Co. MTN
4.750%, due 12/07/46	435,000	447,960
		20,554,550

Beverages—0.61%
Anheuser-Busch InBev Finance, Inc.
3.300%, due 02/01/23	408,000	418,363
3.650%, due 02/01/26	594,000	607,432
4.700%, due 02/01/36	360,000	386,143
4.900%, due 02/01/46	520,000	567,985
PepsiCo, Inc.
3.450%, due 10/06/46	80,000	72,825
The Coca-Cola Co.
1.875%, due 10/27/20	350,000	350,703
		2,403,451

Biotechnology—0.53%
Amgen, Inc.
3.125%, due 05/01/25	40,000	39,746
4.400%, due 05/01/45	120,000	118,511
4.563%, due 06/15/48	26,000	26,071
4.663%, due 06/15/51	73,000	73,540
Celgene Corp.
2.250%, due 05/15/19	50,000	50,277
2.875%, due 08/15/20	465,000	474,250
3.250%, due 08/15/22	90,000	92,014
Gilead Sciences, Inc.
2.500%, due 09/01/23	30,000	29,304
3.250%, due 09/01/22	80,000	82,327

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Biotechnology—(concluded)
3.650%, due 03/01/26	181,000	184,123
3.700%, due 04/01/24	205,000	212,297
4.150%, due 03/01/47	750,000	707,726
		2,090,186

Building products—0.11%
Holcim US Finance Sarl & Cie SCS
6.000%, due 12/30/19[3]	415,000	451,844

Cable—0.09%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, due 02/15/26[3]	350,000	371,763

Chemicals—0.22%
E.I. du Pont de Nemours & Co.
2.200%, due 05/01/20	75,000	75,123
Eastman Chemical Co.
3.800%, due 03/15/25	42,000	43,269
LYB International Finance BV
4.875%, due 03/15/44	80,000	82,814
LyondellBasell Industries N.V.
5.000%, due 04/15/19	243,000	255,267
Monsanto Co.
3.950%, due 04/15/45	80,000	72,737
RPM International, Inc.
6.125%, due 10/15/19	259,000	282,694
The Dow Chemical Co.
8.550%, due 05/15/19	55,000	62,119
		874,023

Commercial services—0.03%
Duke University
4.077%, due 10/01/48	91,000	94,216
Republic Services, Inc.
2.900%, due 07/01/26	35,000	34,245
		128,461

Communications equipment—0.40%
Apple, Inc.
2.450%, due 08/04/26	460,000	440,390
2.850%, due 05/06/21	20,000	20,605
3.350%, due 02/09/27	195,000	199,254
3.850%, due 08/04/46	500,000	484,460
4.500%, due 02/23/36	150,000	164,528

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Communications equipment—(concluded)
QUALCOMM, Inc.
3.450%, due 05/20/25	268,000	273,290
		1,582,527

Computers—0.23%
Hewlett Packard Enterprise Co.
2.450%, due 10/05/17	123,000	123,320
2.850%, due 10/05/18	250,000	252,932
3.600%, due 10/15/20	285,000	295,240
International Business Machines Corp.
3.450%, due 02/19/26	212,000	217,445
		888,937

Consumer products—0.02%
Enbridge, Inc.
3.500%, due 06/10/24	40,000	39,914
4.250%, due 12/01/26	50,000	52,138
		92,052

Containers & packaging—0.08%
WestRock RKT Co.
4.900%, due 03/01/22	293,000	319,603

Diversified financial services—0.62%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500%, due 05/15/21	306,000	323,490
Air Lease Corp.
3.625%, due 04/01/27	30,000	29,771
BGC Partners, Inc.
5.125%, due 05/27/21	330,000	346,309
Fidelity National Information Services, Inc.
3.500%, due 04/15/23	130,000	133,174
5.000%, due 10/15/25	51,000	56,264
GE Capital International Funding Co.
2.342%, due 11/15/20	384,000	386,923
4.418%, due 11/15/35	200,000	213,730
Intercontinental Exchange, Inc.
3.750%, due 12/01/25	100,000	104,087
Nomura Holdings, Inc. GMTN
2.750%, due 03/19/19	80,000	80,779
S&P Global, Inc.
3.300%, due 08/14/20	370,000	379,258
Visa, Inc.
3.150%, due 12/14/25	45,000	45,744

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Diversified financial services—(concluded)
4.150%, due 12/14/35	210,000	222,303
4.300%, due 12/14/45	100,000	107,010
		2,428,842

Electric utilities—0.54%
Ameren Corp.
2.700%, due 11/15/20	220,000	222,924
DTE Energy Co.
3.300%, due 06/15/22	150,000	153,239
Duke Energy Carolinas LLC
2.950%, due 12/01/26	185,000	183,877
Duke Energy Corp.
1.800%, due 09/01/21	660,000	641,521
2.650%, due 09/01/26	410,000	387,379
3.550%, due 09/15/21	230,000	239,412
3.750%, due 04/15/24	110,000	114,384
4.800%, due 12/15/45	190,000	202,043
		2,144,779

Electric-generation—0.02%
Emera US Finance LP
2.150%, due 06/15/19	50,000	50,014
3.550%, due 06/15/26	40,000	39,691
		89,705

Electric-integrated—2.11%
CMS Energy Corp.
3.000%, due 05/15/26	30,000	29,227
Dominion Resources, Inc.
1.500%, due 09/30/18[3]	355,000	351,822
Eaton Corp.
1.500%, due 11/02/17	605,000	604,901
2.750%, due 11/02/22	1,065,000	1,070,735
EDP Finance BV
4.125%, due 01/15/20[3]	460,000	474,186
4.900%, due 10/01/19[3]	63,000	66,159
Entergy Corp.
2.950%, due 09/01/26	45,000	43,105
4.000%, due 07/15/22	195,000	206,129
Entergy Texas, Inc.
2.550%, due 06/01/21	45,000	44,682
7.125%, due 02/01/19	340,000	368,647
Exelon Corp.
2.450%, due 04/15/21	5,000	4,972
2.850%, due 06/15/20	70,000	71,232
3.400%, due 04/15/26	270,000	268,261

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
4.450%, due 04/15/46	120,000	120,389
Georgia Power Co.
3.250%, due 03/30/27	30,000	29,746
Israel Electric Corp. Ltd.
7.250%, due 01/15/19[3]	220,000	238,150
Jabil Circuit, Inc.
8.250%, due 03/15/18	620,000	654,282
Majapahit Holding BV
7.750%, due 01/20/20[3]	210,000	236,670
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	395,000	396,268
Northern States Power Co.
3.400%, due 08/15/42	260,000	241,120
Pacificorp
5.500%, due 01/15/19	486,000	516,430
5.750%, due 04/01/37	275,000	340,047
PPL Capital Funding, Inc.
3.100%, due 05/15/26	520,000	504,859
Puget Energy, Inc.
5.625%, due 07/15/22	450,000	500,315
6.000%, due 09/01/21	75,000	83,812
Virginia Electric & Power Co.
3.100%, due 05/15/25	185,000	185,259
3.150%, due 01/15/26	30,000	30,134
3.500%, due 03/15/27	460,000	474,586
WEC Energy Group, Inc.
2.450%, due 06/15/20	170,000	171,367
		8,327,492

Electric/gas—0.07%
MPLX LP
4.125%, due 03/01/27	100,000	101,289
5.200%, due 03/01/47	160,000	163,802
		265,091

Electronic equipment & instruments—0.20%
Avnet, Inc.
4.625%, due 04/15/26	30,000	30,526
Honeywell International, Inc.
1.400%, due 10/30/19	330,000	327,675
1.850%, due 11/01/21	80,000	78,754
2.500%, due 11/01/26	160,000	153,166
Thermo Fisher Scientific, Inc.
2.950%, due 09/19/26	25,000	24,021
3.000%, due 04/15/23	30,000	30,136

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Electronic equipment & instruments—(concluded)
3.600%, due 08/15/21	150,000	156,291
		800,569

Finance-captive automotive—1.54%
American Honda Finance Corp. MTN
2.250%, due 08/15/19	125,000	126,459
BMW US Capital LLC
1.500%, due 04/11/19[3]	153,000	152,268
CDP Financial, Inc.
4.400%, due 11/25/19[3]	860,000	912,222
Daimler Finance North America LLC
1.500%, due 07/05/19[3]	153,000	151,421
2.300%, due 01/06/20[3]	340,000	340,929
Ford Motor Credit Co. LLC
6.625%, due 08/15/17	220,000	223,173
General Motors Financial Co., Inc.
2.400%, due 05/09/19	105,000	105,279
3.100%, due 01/15/19	175,000	177,649
3.200%, due 07/13/20	240,000	244,416
3.200%, due 07/06/21	177,000	178,590
3.450%, due 01/14/22	180,000	182,511
3.500%, due 07/10/19	675,000	691,664
Hyundai Capital America
2.400%, due 10/30/18[3]	105,000	105,496
2.500%, due 03/18/19[3]	30,000	30,116
2.550%, due 02/06/19[3]	550,000	552,690
3.000%, due 10/30/20[3]	285,000	286,979
Lazard Group LLC
4.250%, due 11/14/20	300,000	316,157
Nissan Motor Acceptance Corp.
1.900%, due 09/14/21[3]	290,000	282,640
2.000%, due 03/08/19[3]	28,000	27,980
2.125%, due 03/03/20[3]	40,000	39,891
Synchrony Financial
2.600%, due 01/15/19	120,000	120,811
4.500%, due 07/23/25	75,000	77,466
The Charles Schwab Corp.
4.625%, due 03/01/22[2,6]	365,000	368,650
Toyota Motor Credit Corp.
1.950%, due 04/17/20	280,000	280,302
Toyota Motor Credit Corp. MTN
1.400%, due 05/20/19	40,000	39,757

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
2.125%, due 07/18/19	80,000	80,584
		6,096,100

Finance-other—0.14%
International Lease Finance Corp.
3.875%, due 04/15/18	550,000	560,157

Financial services—2.98%
Ally Financial, Inc.
3.250%, due 02/13/18	690,000	695,175
Barclays PLC
2.750%, due 11/08/19	200,000	201,927
3.684%, due 01/10/23	290,000	295,080
4.337%, due 01/10/28	470,000	480,559
4.375%, due 01/12/26	205,000	210,478
5.200%, due 05/12/26	285,000	295,890
Citigroup, Inc.
1.800%, due 02/05/18	700,000	700,750
Corp. Financiera de Desarrollo SA
4.750%, due 07/15/25[3]	325,000	348,497
Doric Nimrod Air Alpha Ltd. 2013-1 Pass-Through Trust
5.250%, due 05/30/23[3]	287,314	298,806
Export Development Canada
0.875%, due 08/27/18[3]	275,000	273,266
Intesa Sanpaolo SpA
5.710%, due 01/15/26[3]	200,000	196,972
JPMorgan Chase & Co.
1.700%, due 03/01/18	835,000	835,774
2.200%, due 10/22/19	410,000	411,816
2.250%, due 01/23/20	215,000	215,900
2.383%, due 10/24/23[2]	135,000	137,336
2.750%, due 06/23/20	720,000	731,538
Morgan Stanley
1.875%, due 01/05/18	170,000	170,312
2.125%, due 04/25/18	645,000	647,688
2.800%, due 06/16/20	460,000	466,939
3.625%, due 01/20/27	240,000	240,645
3.950%, due 04/23/27	205,000	205,856
6.625%, due 04/01/18	760,000	793,436
Morgan Stanley MTN
2.200%, due 12/07/18	125,000	125,599
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[3]	582,261	584,444

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Sumitomo Mitsui Financial Group, Inc.
2.058%, due 07/14/21	277,000	272,167
The Bank of New York Mellon Corp. MTN
3.442%, due 02/07/28[2]	394,000	401,883
The Hartford Financial Services Group, Inc.
5.125%, due 04/15/22	284,000	315,816
8.125%, due 06/15/38[2]	347,000	366,845
US Bancorp
3.150%, due 04/27/27	280,000	280,244
US Bancorp MTN
1.950%, due 11/15/18	560,000	563,248
		11,764,886

Food & drug retailing—0.01%
CVS Health Corp.
3.875%, due 07/20/25	52,000	54,070

Food processors/beverage/bottling—0.07%
Ecolab, Inc.
2.000%, due 01/14/19	270,000	271,423

Food products—0.50%
Danone SA
2.077%, due 11/02/21[3]	575,000	562,170
2.589%, due 11/02/23[3]	450,000	438,375
Kraft Heinz Foods Co.
3.000%, due 06/01/26	100,000	95,042
4.375%, due 06/01/46	150,000	142,764
Post Holdings, Inc.
5.000%, due 08/15/26[3]	310,000	308,450
Sysco Corp.
2.600%, due 10/01/20	250,000	252,444
3.300%, due 07/15/26	160,000	158,729
		1,957,974

Food/beverage—0.08%
Molson Coors Brewing Co.
1.900%, due 03/15/19[3]	170,000	169,909
2.250%, due 03/15/20[3]	100,000	100,156
3.000%, due 07/15/26	40,000	38,288
		308,353

Gaming—0.17%
Scientific Games International, Inc.
7.000%, due 01/01/22[3]	620,000	663,784

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Gas pipelines—0.43%
Kinder Morgan, Inc.
4.300%, due 06/01/25[7]	200,000	208,322
5.050%, due 02/15/46	450,000	447,713
7.000%, due 06/15/17	680,000	684,153
Plains All American Pipeline LP/PAA Finance Corp.
2.600%, due 12/15/19	370,000	370,828
		1,711,016

Health care equipment & supplies—0.04%
Becton Dickinson and Co.
1.800%, due 12/15/17	86,000	85,947
2.675%, due 12/15/19	48,000	48,336
3.734%, due 12/15/24	40,000	40,228
		174,511

Health care providers & services—0.12%
Aetna, Inc.
2.750%, due 11/15/22	215,000	216,085
2.800%, due 06/15/23	30,000	30,014
3.500%, due 11/15/24	44,000	45,445
Cigna Corp.
3.250%, due 04/15/25	140,000	139,692
Humana, Inc.
3.950%, due 03/15/27	55,000	56,715
		487,951

Hotels, restaurants & leisure—0.24%
Host Hotels & Resorts LP
4.500%, due 02/01/26	70,000	73,091
McDonald’s Corp.
2.750%, due 12/09/20	25,000	25,453
McDonald’s Corp. MTN
3.500%, due 03/01/27	450,000	456,944
3.700%, due 01/30/26	45,000	46,513
4.875%, due 12/09/45	320,000	344,893
		946,894

Household durables—0.07%
Newell Brands, Inc.
2.600%, due 03/29/19	63,000	63,811
3.850%, due 04/01/23	206,000	215,142
		278,953

Industrial conglomerates—0.10%
General Electric Co.
3.375%, due 03/11/24	190,000	199,603

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Industrial conglomerates—(concluded)
4.125%, due 10/09/42	200,000	206,502
		406,105

Insurance—0.82%
American International Group, Inc.
3.300%, due 03/01/21	265,000	271,697
3.750%, due 07/10/25	10,000	10,105
3.900%, due 04/01/26	102,000	104,045
4.800%, due 07/10/45	110,000	113,308
Aon PLC
3.875%, due 12/15/25	95,000	97,636
4.450%, due 05/24/43	64,000	61,032
4.600%, due 06/14/44	46,000	45,532
4.750%, due 05/15/45	160,000	162,250
Arch Capital Finance LLC
4.011%, due 12/15/26	55,000	57,079
Berkshire Hathaway, Inc.
2.750%, due 03/15/23	50,000	50,567
3.125%, due 03/15/26	35,000	35,298
CNA Financial Corp.
5.750%, due 08/15/21	241,000	269,794
Lincoln National Corp.
6.250%, due 02/15/20	235,000	258,773
Marsh & McLennan Cos., Inc.
3.750%, due 03/14/26	405,000	419,604
MetLife, Inc.
3.000%, due 03/01/25	155,000	154,293
Principal Financial Group, Inc.
3.125%, due 05/15/23	57,000	57,423
TIAA Asset Management Finance Co. LLC
2.950%, due 11/01/19[3]	550,000	558,907
Trinity Acquisition PLC
3.500%, due 09/15/21	220,000	224,290
4.625%, due 08/15/23	30,000	31,911
Unum Group
3.000%, due 05/15/21	80,000	81,160
Willis Towers Watson PLC
5.750%, due 03/15/21	145,000	159,544
		3,224,248

Machinery—0.12%
John Deere Capital Corp. MTN
2.650%, due 01/06/22	210,000	212,657

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Machinery—(concluded)
2.800%, due 03/06/23	250,000	252,514
		465,171

Media—1.53%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22	200,000	212,794
4.908%, due 07/23/25	45,000	48,256
5.375%, due 05/01/47[3]	650,000	664,951
6.484%, due 10/23/45	175,000	204,863
Comcast Corp.
1.625%, due 01/15/22	80,000	77,702
2.350%, due 01/15/27	255,000	236,500
3.150%, due 03/01/26	64,000	63,602
3.300%, due 02/01/27	500,000	502,819
3.400%, due 07/15/46	800,000	693,483
5.150%, due 03/01/20	550,000	599,524
Cox Communications, Inc.
3.350%, due 09/15/26[3]	200,000	196,527
Discovery Communications LLC
4.900%, due 03/11/26	90,000	94,474
iHeartCommunications, Inc.
9.000%, due 09/15/22[7]	220,000	166,100
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[3,6]	475,000	500,531
NBCUniversal Media LLC
5.150%, due 04/30/20	25,000	27,311
SFR Group SA
7.375%, due 05/01/26[3]	200,000	210,500
The Walt Disney Co. MTN
1.850%, due 07/30/26	134,000	121,981
Time Warner Cable LLC
5.000%, due 02/01/20	265,000	282,890
Time Warner, Inc.
3.600%, due 07/15/25	76,000	75,542
3.800%, due 02/15/27	720,000	716,811
3.875%, due 01/15/26	148,000	149,335
Viacom, Inc.
2.250%, due 02/04/22	35,000	33,939
3.450%, due 10/04/26	65,000	62,390
5.250%, due 04/01/44	100,000	99,478
		6,042,303

Medical providers—0.72%
HCA, Inc.
3.750%, due 03/15/19	515,000	526,588

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Medical providers—(concluded)
Laboratory Corp. of America Holdings
2.625%, due 02/01/20	255,000	256,833
Stryker Corp.
2.625%, due 03/15/21	45,000	45,568
3.500%, due 03/15/26	190,000	193,507
UnitedHealth Group, Inc.
1.700%, due 02/15/19	525,000	525,063
2.700%, due 07/15/20	41,000	41,927
2.875%, due 12/15/21	134,000	137,622
2.875%, due 03/15/22	144,000	147,659
3.100%, due 03/15/26	110,000	109,947
3.750%, due 07/15/25	240,000	252,409
4.625%, due 07/15/35	210,000	230,510
4.750%, due 07/15/45	350,000	390,152
		2,857,785

Metals & mining—0.12%
Steel Dynamics, Inc.
5.500%, due 10/01/24	80,000	84,500
Teck Resources Ltd.
3.750%, due 02/01/23[7]	410,000	403,973
		488,473

Oil & gas—1.04%
Air Liquide Finance SA
2.500%, due 09/27/26[3]	200,000	189,778
Airgas, Inc.
3.050%, due 08/01/20	325,000	333,832
Apache Corp.
3.625%, due 02/01/21	75,000	77,538
4.750%, due 04/15/43	150,000	152,692
5.100%, due 09/01/40	100,000	105,093
Chevron Corp.
1.718%, due 06/24/18	200,000	200,679
2.895%, due 03/03/24	240,000	241,890
2.954%, due 05/16/26	100,000	99,707
Cimarex Energy Co.
3.900%, due 05/15/27	25,000	25,279
Devon Energy Corp.
3.250%, due 05/15/22[7]	165,000	165,618
Dominion Gas Holdings LLC
3.600%, due 12/15/24	133,000	136,015
Ecopetrol SA
4.125%, due 01/16/25	195,000	188,311

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
Encana Corp.
3.900%, due 11/15/21	30,000	30,842
EOG Resources, Inc.
4.150%, due 01/15/26	150,000	158,158
Hess Corp.
4.300%, due 04/01/27	190,000	189,486
5.800%, due 04/01/47	110,000	113,679
Nabors Industries, Inc.
4.625%, due 09/15/21	121,000	122,210
Parsley Energy LLC/Parsley Finance Corp.
6.250%, due 06/01/24[3]	420,000	444,150
Petroleos Mexicanos
5.625%, due 01/23/46	275,000	244,819
Pioneer Natural Resources Co.
6.875%, due 05/01/18	650,000	680,946
Shell International Finance BV
2.125%, due 05/11/20	50,000	50,246
3.250%, due 05/11/25	30,000	30,585
3.750%, due 09/12/46	50,000	46,595
Suncor Energy, Inc.
6.500%, due 06/15/38	50,000	63,194
		4,091,342

Oil field equipment & services—0.03%
Halliburton Co.
3.800%, due 11/15/25	120,000	123,414

Oil services—0.13%
BP Capital Markets PLC
2.241%, due 09/26/18	150,000	151,090
3.062%, due 03/17/22	265,000	271,386
3.216%, due 11/28/23	100,000	101,430
		523,906

Pharmaceuticals—1.81%
Abbott Laboratories
2.000%, due 09/15/18	105,000	105,064
2.350%, due 11/22/19	270,000	271,481
2.800%, due 09/15/20	140,000	141,605
3.875%, due 09/15/25	15,000	15,304
AbbVie, Inc.
2.300%, due 05/14/21	70,000	69,541
3.200%, due 05/14/26	45,000	43,853
4.300%, due 05/14/36	150,000	146,821
4.450%, due 05/14/46	100,000	97,096

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(continued)
Actavis Funding SCS
3.000%, due 03/12/20	110,000	112,105
3.450%, due 03/15/22	230,000	236,472
3.800%, due 03/15/25	505,000	513,957
4.750%, due 03/15/45	300,000	304,923
Baxalta, Inc.
4.000%, due 06/23/25	4,000	4,114
5.250%, due 06/23/45	100,000	110,929
Biogen, Inc.
5.200%, due 09/15/45	50,000	54,236
Forest Laboratories, Inc.
5.000%, due 12/15/21[3]	510,000	556,553
Johnson & Johnson
2.450%, due 03/01/26	25,000	24,259
2.950%, due 03/03/27	115,000	115,942
Medtronic, Inc.
3.150%, due 03/15/22	150,000	155,352
4.625%, due 03/15/45	400,000	435,263
Mylan N.V.
2.500%, due 06/07/19	220,000	221,078
Mylan, Inc.
3.125%, due 01/15/23[3]	130,000	127,463
Novartis Capital Corp.
3.100%, due 05/17/27	200,000	201,510
Pfizer, Inc.
2.100%, due 05/15/19	150,000	151,369
3.000%, due 12/15/26	100,000	99,889
4.000%, due 12/15/36	150,000	152,889
4.125%, due 12/15/46	400,000	406,676
Shire Acquisitions Investments Ireland DAC
1.900%, due 09/23/19	195,000	193,916
3.200%, due 09/23/26	75,000	72,613
Teva Pharmaceutical Finance Co. BV
2.950%, due 12/18/22	200,000	197,185
Teva Pharmaceutical Finance Netherlands III BV
1.400%, due 07/20/18	160,000	159,172
2.200%, due 07/21/21	525,000	510,289
2.800%, due 07/21/23	135,000	130,017
3.150%, due 10/01/26[7]	313,000	291,423
4.100%, due 10/01/46	180,000	154,903
Valeant Pharmaceuticals International, Inc.
6.750%, due 08/15/18[3,7]	139,000	138,652

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
Zoetis, Inc.
1.875%, due 02/01/18	420,000	420,605
		7,144,519

Pipelines—0.43%
Enbridge Energy Partners LP
5.875%, due 10/15/25	22,000	25,085
Energy Transfer Partners LP
4.750%, due 01/15/26	100,000	104,487
5.150%, due 03/15/45	300,000	287,850
5.300%, due 04/15/47	200,000	197,359
Enterprise Products Operating LLC
3.700%, due 02/15/26	65,000	66,013
3.750%, due 02/15/25	65,000	66,558
3.950%, due 02/15/27	150,000	154,768
Sabine Pass Liquefaction LLC
4.200%, due 03/15/28[3]	65,000	65,093
5.625%, due 04/15/23	360,000	397,019
5.625%, due 03/01/25	55,000	60,126
Sunoco Logistics Partners Operations LP
5.950%, due 12/01/25	93,000	105,079
Williams Partners LP
4.900%, due 01/15/45	170,000	167,371
		1,696,808

Real estate investment trusts—0.20%
American Tower Corp.
3.300%, due 02/15/21	134,000	136,953
4.400%, due 02/15/26	174,000	182,743
Boston Properties LP
2.750%, due 10/01/26	120,000	112,541
Realty Income Corp.
3.000%, due 01/15/27	110,000	104,244
Weyerhaeuser Co.
7.375%, due 10/01/19	230,000	257,005
		793,486

Retail—0.71%
Amazon.com, Inc.
3.800%, due 12/05/24	340,000	362,984
4.800%, due 12/05/34	210,000	235,045
AutoNation, Inc.
3.350%, due 01/15/21	150,000	151,877
Dollar Tree, Inc.
5.750%, due 03/01/23	500,000	530,500

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Retail—(concluded)
Lowe’s Cos., Inc.
2.500%, due 04/15/26	60,000	57,596
4.050%, due 05/03/47[4]	90,000	89,470
QVC, Inc.
3.125%, due 04/01/19	177,000	179,057
Target Corp.
2.500%, due 04/15/26	330,000	314,570
3.625%, due 04/15/46	77,000	70,064
Wal-Mart Stores, Inc.
4.300%, due 04/22/44	70,000	74,488
Walgreens Boots Alliance, Inc.
2.600%, due 06/01/21	300,000	301,772
3.450%, due 06/01/26	200,000	196,724
4.650%, due 06/01/46	250,000	251,524
		2,815,671

Semiconductor equipment & products—0.46%
Analog Devices, Inc.
2.500%, due 12/05/21	110,000	110,073
3.500%, due 12/05/26	65,000	65,153
Applied Materials, Inc.
3.300%, due 04/01/27	50,000	50,833
Intel Corp.
2.700%, due 12/15/22	200,000	203,222
KLA-Tencor Corp.
4.650%, due 11/01/24	4,000	4,294
Lam Research Corp.
2.800%, due 06/15/21	67,000	67,699
3.800%, due 03/15/25	90,000	91,347
NXP BV/NXP Funding LLC
4.125%, due 06/01/21[3]	1,180,000	1,234,575
		1,827,196

Software & services—1.26%
First Data Corp.
5.750%, due 01/15/24[3]	470,000	487,625
Microsoft Corp.
1.550%, due 08/08/21	200,000	196,057
1.850%, due 02/06/20	330,000	331,176
2.000%, due 08/08/23	260,000	252,938
2.400%, due 08/08/26	240,000	229,924
2.650%, due 11/03/22	25,000	25,377
3.300%, due 02/06/27	410,000	421,242
4.100%, due 02/06/37	200,000	208,036
4.250%, due 02/06/47	730,000	757,385
4.500%, due 02/06/57	250,000	260,115

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Software & services—(concluded)
Oracle Corp.
1.900%, due 09/15/21	520,000	514,874
2.400%, due 09/15/23	250,000	246,451
2.650%, due 07/15/26	200,000	193,050
2.800%, due 07/08/21	340,000	348,797
4.000%, due 07/15/46	500,000	488,163
		4,961,210

Special purpose entity—0.28%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	43,000	44,656
Crown Castle Towers LLC
6.113%, due 01/15/20[3]	495,000	536,253
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, due 06/15/19[3]	220,000	221,209
3.050%, due 01/09/20[3]	315,000	320,466
		1,122,584

Technology, hardware & equipment—0.44%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.000%, due 01/15/22[3]	780,000	786,281
Dell International LLC/EMC Corp.
3.480%, due 06/01/19[3]	225,000	230,149
4.420%, due 06/15/21[3]	125,000	131,199
6.020%, due 06/15/26[3]	145,000	159,717
DXC Technology Co.
2.875%, due 03/27/20[3]	30,000	30,340
4.250%, due 04/15/24[3]	165,000	169,041
NVIDIA Corp.
3.200%, due 09/16/26	230,000	225,009
		1,731,736

Telecommunications—0.80%
Cisco Systems, Inc.
2.200%, due 02/28/21	336,000	337,818
2.200%, due 09/20/23	70,000	68,518
2.500%, due 09/20/26	220,000	212,314
Harris Corp.
2.700%, due 04/27/20	45,000	45,515
3.832%, due 04/27/25	30,000	30,944
Verizon Communications, Inc.
1.750%, due 08/15/21	160,000	154,601
3.000%, due 11/01/21	91,000	92,099
3.450%, due 03/15/21	64,000	66,015
4.125%, due 03/16/27	410,000	418,063
4.272%, due 01/15/36	660,000	616,849
4.500%, due 09/15/20	65,000	69,376
4.862%, due 08/21/46	936,000	908,996

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(continued)
Telecommunications—(concluded)
5.012%, due 08/21/54	150,000	145,539
		3,166,647

Tobacco—0.13%
Altria Group, Inc.
2.850%, due 08/09/22	150,000	151,582
Reynolds American, Inc.
2.300%, due 06/12/18	165,000	165,907
3.250%, due 06/12/20	46,000	47,407
4.450%, due 06/12/25	140,000	149,303
		514,199

Transportation—0.45%
Burlington Northern Santa Fe LLC
3.000%, due 04/01/25	25,000	25,188
CSX Corp.
2.600%, due 11/01/26	50,000	47,470
3.800%, due 11/01/46	100,000	94,013
FedEx Corp.
3.250%, due 04/01/26	205,000	205,376
4.550%, due 04/01/46	300,000	303,228
Norfolk Southern Corp.
2.900%, due 06/15/26	124,000	120,625
Ryder System, Inc. MTN
2.250%, due 09/01/21	30,000	29,583
2.450%, due 09/03/19	180,000	181,138
2.550%, due 06/01/19	10,000	10,096
TTX Co.
2.250%, due 02/01/19[3]	250,000	250,241
Union Pacific Corp.
3.350%, due 08/15/46	100,000	90,266
Union Pacific Railroad Co. 2014-1 Pass-Through Trust
3.227%, due 05/14/26	186,241	183,930
United Parcel Service, Inc.
3.125%, due 01/15/21	110,000	114,041
Virgin Australia 2013-1B Pass-Through Trust
6.000%, due 10/23/20[3]	136,224	138,948
		1,794,143

Wireless telecommunications—1.12%
AT&T, Inc.
2.300%, due 03/11/19	110,000	110,525
2.375%, due 11/27/18	110,000	110,731

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
2.450%, due 06/30/20	190,000	190,296
3.381%, due 11/27/22[3,8]	1,000,000	828,255
4.250%, due 03/01/27	200,000	204,089
4.450%, due 04/01/24	206,000	216,818
4.600%, due 02/15/21	118,000	125,723
5.250%, due 03/01/37	220,000	225,604
5.450%, due 03/01/47	550,000	566,581
Crown Castle International Corp.
2.250%, due 09/01/21	50,000	48,990
3.400%, due 02/15/21	355,000	362,367
3.700%, due 06/15/26	20,000	20,068
4.750%, due 05/15/47	55,000	55,197
Juniper Networks, Inc.
4.350%, due 06/15/25	25,000	25,964
Motorola Solutions, Inc.
4.000%, due 09/01/24	46,000	46,247
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360%, due 09/20/21[3]	1,265,000	1,276,069
		4,413,524
Total corporate notes (cost—$127,639,403)		128,809,377

Non-US government obligations—0.64%
Colombia Government International Bond
3.875%, due 04/25/27[7]	980,000	988,330
Mexico Government International Bond
4.125%, due 01/21/26[7]	723,000	747,220
Panama Government International Bond
3.750%, due 03/16/25	250,000	257,500
South Africa Government International Bond
5.375%, due 07/24/44[7]	200,000	200,000
Uruguay Government International Bond
4.375%, due 10/27/27	250,000	262,500
4.500%, due 08/14/24[7]	85,000	91,078
Total non-US government obligations (cost—$2,520,202)		2,546,628

Commercial paper[9]—8.17%
Banking-non-US—8.17%
ANZ National International Ltd.
1.429%, due 08/07/17	550,000	547,919
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.654%, due 08/11/17	645,000	645,000
1.672%, due 08/17/17	980,000	980,000

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Commercial paper[9]—(continued)
Banking-non-US—(continued)
BNP Paribas SA
1.530%, due 08/17/17	1,015,000	1,015,000
BPCE SA
1.513%, due 08/14/17	660,000	657,170
1.607%, due 09/20/17	635,000	631,092
Credit Industriel et Commercial
1.637%, due 08/16/17	995,000	995,000
Credit Suisse
1.600%, due 08/04/17	635,000	635,000
1.822%, due 08/16/17	940,000	940,000
1.834%, due 08/24/17	1,550,000	1,550,000
Mitsubishi UFJ Trust & Banking Corp.
1.455%, due 06/06/17	450,000	449,361
Mizuho Bank Ltd.
1.388%, due 08/16/17	625,000	622,492
1.754%, due 08/25/17	705,000	705,000
Natixis
1.530%, due 09/01/17	1,800,000	1,800,000
1.560%, due 09/18/17	950,000	950,000
Norinchukin Bank
1.470%, due 08/03/17	1,040,000	1,040,000
1.550%, due 09/22/17	2,130,000	2,130,000
Rabobank Nederland NV
1.537%, due 08/16/17	990,000	990,000
Skandinaviska Enskilda Banken
1.522%, due 08/17/17	1,620,000	1,620,000
Societe Generale
1.534%, due 08/10/17	645,000	642,304
1.600%, due 08/31/17	1,810,000	1,810,000
Standard Chartered Bank
1.544%, due 08/03/17	740,000	737,102
Sumitomo Mitsui Banking Corp.
1.600%, due 09/12/17	1,050,000	1,050,000
1.672%, due 08/18/17	1,355,000	1,355,000
Sumitomo Trust & Banking Co. Ltd.
1.852%, due 09/20/17	1,335,000	1,335,000
1.853%, due 09/27/17	1,910,000	1,910,000
Svenska Handelsbanken AB
1.472%, due 05/26/17	2,315,000	2,315,000
Swedbank AB
1.380%, due 08/18/17	990,000	990,000
Toronto-Dominion Holdings USA, Inc.
1.336%, due 08/09/17	578,000	575,913

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Commercial paper[9]—(concluded)
Banking-non-US—(concluded)
1.539%, due 08/15/17	660,000	660,000
Total commercial paper (cost—$32,283,353)		32,283,353

Repurchase agreement—15.99%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $63,589,126 US Treasury Notes, 2.000% due 08/31/21; (value—$64,468,246); proceeds: $63,204,263 (cost—$63,204,000)	63,204,000	63,204,000

	Number of Contracts
Foreign exchange options purchased—0.01%
Call options—0.00%†
EUR Call/GBP Put, strike @ 0.90 expiring 09/22/17	EUR	1,880,000	7,710
NOK Call/SEK Put, strike @ 1.05, expiring 06/29/17	NOK	17,320,000	5,773
EUR Call/JPY Put, strike @ 125.00, expiring 06/22/17	EUR	1,860,000	9,819
USD Call/CAD Put, strike @ 1.44, expiring 06/14/17	USD	3,480,000	1,796
			25,098

Put options—0.01%
EUR Put/AUD Call, strike @ 1.45, expiring 06/01/17	EUR	1,815,000	8,902
EUR Put/AUD Call, strike @ 1.41, expiring 06/01/17	EUR	1,815,000	1,514
AUD Put/CAD Call, strike @ 1.00, expiring 07/25/17	AUD	1,985,000	9,953
NOK Put/SEK Call, strike @ 1.04, expiring 05/01/17	NOK	17,320,000	11,744
AUD Put/USD Call, strike @ 0.68, expiring 06/14/17	AUD	2,700,000	148
EUR Put/USD Call, strike @ 1.03, expiring 08/14/17	EUR	965,000	2,392
GBP Put/NOK Call, strike @ 10.30, expiring 06/15/17	GBP	1,225,000	390
			35,043
Total foreign exchange options purchased (cost—$141,936)			60,141

Swaptions purchased[10]—0.04%
Put swaption—0.04%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.900%, expires 11/19/21 (Counterparty: GS; pay floating rate); underlying swap terminates 12/01/26 (cost—$201,137)	USD	6,570,000	156,654

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investment of cash collateral from securities loaned—0.60%
Money market fund—0.60%
State Street Institutional U.S. Government Money Market Fund (cost—$2,364,220)	2,364,220	2,364,220
Total investments before investments sold short (cost—$586,914,460)[11]—148.86%		588,470,253

Investments sold short—(19.27)%
Federal National Mortgage Association Certificates—(15.66)%
FNMA TBA
2.500%	(7,100,000)	(7,141,069)
3.000%	(18,000,000)	(17,983,125)
3.500%	(19,250,000)	(19,814,602)
4.000%	(11,000,000)	(11,585,234)
4.500%	(5,000,000)	(5,379,688)
Total Federal National Mortgage Association Certificates (proceeds—$62,008,422)		(61,903,718)

Government National Mortgage Association Certificates—(3.61)%
GNMA TBA
3.500% (proceeds—$14,299,278)	(13,748,300)	(14,283,732)
Total investments sold short (proceeds—$76,307,700)		(76,187,450)
Liabilities in excess of other assets—(29.59)%		(116,974,601)
Net assets—100.00%		$395,308,202

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,927,942
Gross unrealized depreciation	(1,372,149)
Net unrealized appreciation	$1,555,793

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Foreign exchange options written

Notional amount (000)		Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
AUD	1,325	AUD Call/NZD Put, strike @ NZD 1.11	GS	06/29/17	4,514	(4,514)	—
AUD	2,975	AUD Call/CAD Put, strike @ CAD 1.05	JPMCB	06/23/17	6,239	(5,823)	416
EUR	1,860	EUR Call/JPY Put, strike @ JPY 125.00	JPMCB	05/22/17	2,233	(2,584)	(351)
EUR	1,880	EUR Call/GBP Put, strike @ GBP 0.90	JPMCB	05/25/17	6,264	(34)	6,230
EUR	1,930	EUR Call/CHF Put, strike @ CHF 1.09	BNP	05/12/17	9,391	(7,977)	1,414
NOK	8,660	NOK Call/SEK Put, strike @ SEK 1.06	JPMCB	05/01/17	1,635	—	1,635
GBP	765	GBP Call/CAD Put, strike @ CAD 1.82	CSI	07/03/17	4,922	(4,922)	—
					35,198	(25,854)	9,344

		Put options
EUR	3,630	EUR Put/AUD Call, strike @ AUD 1.43	JPMCB	06/01/17	9,181	(9,181)	—
GBP	1,225	GBP Put/NOK Call, strike @ NOK 10.10	GS	06/15/17	7,234	(104)	7,130
NOK	34,640	NOK Put/SEK Call, strike @ SEK 1.02	JPMCB	06/28/17	17,815	(20,169)	(2,354)
					34,230	(29,454)	4,776
					69,428	(55,308)	14,120

Foreign exchange options written activity for the period ended April 30, 2017 was as follows:

Premiums
received ($)
Foreign exchange options outstanding at July 31, 2016	—
Foreign exchange options written	179,813
Foreign exchange options exercised	(3,800)
Foreign exchange options terminated in closing purchase transactions	(28,187)
Foreign exchange options expired prior to exercise	(78,398)
Foreign exchange options outstanding at April 30, 2017	69,428

Swaptions written10

Notional amount (000)		Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
USD	10,690	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 06/06/20	GS	Receive	06/04/18	49,475	(5,384)	44,091
USD	7,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.32%, terminating 02/27/20	GS	Receive	02/23/18	63,876	(5,973)	57,903
USD	15,370	3 Month USD LIBOR Interest Rate Swap strike @ 1.70%, terminating 04/02/21	BOA	Receive	03/29/19	57,332	(70,053)	(12,721)
EUR	5,220	6 Month EURIBOR Interest Rate Swap strike @ 0.01%, terminating 11/01/22	GS	Receive	10/30/17	45,443	(7,247)	38,196

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Swaptions written10—(concluded)

Notional amount (000)		Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
EUR	2,080	6 Month EURIBOR Interest Rate Swap strike @ 0.10%, terminating 03/15/23	GS	Receive	03/15/18	4,633	(6,817)	(2,184)
						220,759	(95,474)	125,285

		Put swaptions
USD	10,690	3 Month USD LIBOR Interest Rate Swap strike @ 2.00%, terminating 06/06/20	GS	Pay	06/04/18	50,769	(46,147)	4,622
USD	7,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.30% terminating 02/27/20	GS	Pay	02/23/18	29,197	(7,885)	21,312
USD	15,370	3 Month USD LIBOR Interest Rate Swap strike @ 2.70%, terminating 04/02/21	BOA	Pay	03/29/19	76,850	(51,290)	25,560
EUR	5,285	6 Month EURIBOR Interest Rate Swap strike @ 0.40%, terminating 07/10/21	JPMCB	Pay	07/08/19	20,464	(29,143)	(8,679)
EUR	2,610	6 Month EURIBOR Interest Rate Swap strike @ 1.00%, terminating 11/01/22	GS	Pay	10/30/17	4,704	(1,829)	2,875
EUR	10,430	6 Month EURIBOR Interest Rate Swap strike @ 1.00%, terminating 11/01/22	GS	Pay	10/30/17	101,938	(7,312)	94,626
						283,922	(143,606)	140,316
						504,681	(239,080)	265,601

Swaptions written activity for the period ended April 30, 2017 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2016	746,778
Swaptions written	177,349
Swaptions exercised	(406,421)
Swaptions terminated in closing purchase transactions	(13,025)
Swaptions outstanding at April 30, 2017	504,681

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
18	USD	US Treasury Note 2 Year Futures	June 2017	3,898,990	3,898,969	(21)
51	USD	US Treasury Note 10 Year Futures	June 2017	6,369,151	6,411,656	42,505
				10,268,141	10,310,625	42,484

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures sell contracts:
7	EUR	German Euro Bund Futures	June 2017	1,240,577	1,233,589	6,988
8	EUR	Mid-Term Euro-OAT Futures	June 2017	1,288,940	1,305,765	(16,825)
US Treasury futures sell contracts:
21	USD	Ultra US Treasury Bond Futures	June 2017	3,385,030	3,421,688	(36,658)
2	USD	Ultra Long US Treasury Bond 10 Year Futures	June 2017	269,997	270,906	(909)
6	USD	US Long Bond Futures	June 2017	904,116	917,812	(13,696)
8	USD	US Treasury Note 5 Year Futures	June 2017	951,390	947,250	4,140
				8,040,050	8,097,010	(56,960)
						(14,476)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	AUD	1,330,000	USD	1,018,986	05/15/17	23,321
BB	AUD	860,000	USD	629,371	06/16/17	(14,084)
BB	CAD	667,936	GBP	395,000	06/15/17	22,595
BB	CHF	1,006,522	USD	1,025,000	05/02/17	13,420
BB	GBP	205,000	USD	256,034	06/15/17	(9,802)
BB	USD	1,003,784	AUD	1,330,000	05/15/17	(8,120)
BB	USD	535,374	AUD	750,000	06/16/17	25,779
BB	USD	253,622	GBP	200,000	06/15/17	5,730
BNP	AUD	660,000	NZD	723,574	06/15/17	2,430
BNP	CAD	681,649	NZD	730,000	06/15/17	982
BNP	CHF	513,387	EUR	480,000	06/15/17	6,651
BNP	EUR	470,000	CAD	689,445	06/15/17	(7,670)
BNP	GBP	390,000	USD	501,144	06/15/17	(4,592)
BNP	JPY	54,888,625	USD	500,000	06/15/17	6,774
BNP	USD	501,456	GBP	410,000	06/15/17	30,216
BNP	USD	250,000	JPY	27,847,487	06/15/17	236
BNP	USD	500,000	NOK	4,280,400	06/15/17	(1,215)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BOA	GBP	399,679	EUR	470,000	06/15/17	(5,225)
BOA	USD	250,000	JPY	27,647,025	06/15/17	(1,565)
CITI	EUR	470,000	CHF	507,288	06/15/17	(1,881)
CITI	GBP	400,000	CAD	662,108	06/15/17	(33,350)
CITI	NOK	6,377,326	AUD	990,000	06/15/17	(2,400)
CITI	NZD	730,000	CAD	686,070	06/15/17	2,258
CITI	USD	1,025,000	CHF	1,015,603	05/02/17	(4,294)
JPMCB	CAD	475,004	AUD	465,000	06/27/17	(412)
JPMCB	NOK	3,460,000	SEK	3,600,372	05/03/17	3,505
NTC	AUD	990,000	NOK	6,409,873	06/15/17	6,193
NTC	EUR	480,000	CHF	515,176	06/15/17	(4,849)
NTC	USD	6,347	GBP	5,000	06/15/17	137
RBC	CAD	8,467	GBP	5,000	06/15/17	277
RBC	GBP	410,000	USD	502,474	06/15/17	(29,197)
						21,848

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[12]	Payments received by the Portfolio(%)[12]	Value($)	Unrealized appreciation (depreciation)($)
EUR	870	11/16/22	0.369	6 Month EURIBOR	(2,416)	(2,432)
USD	8,030	03/31/19	3 Month USD LIBOR	1.721	16,409	12,328
USD	13,990	03/31/19	3 Month USD LIBOR	1.721	28,588	28,384
USD	3,000	01/11/20	1.919	3 Month USD LIBOR	(6,390)	(6,433)
USD	1,970	11/16/20	1.946	3 Month USD LIBOR	3,308	3,279
USD	15,750	08/31/21	2.050	3 Month USD LIBOR	(87,704)	(87,962)
USD	3,470	08/31/21	1.680	12 Month Federal Funds Rate	(5,877)	(5,934)
USD	2,660	12/06/26	3 Month USD LIBOR	2.720	11,505	11,460
					(42,577)	(47,310)

Centrally cleared credit default swap agreements on credit indices—buy protection13

Referenced obligations	Notional amount (000)		Termination date	Payments made by the Portfolio (%)[12]	Upfront payments received ($)	Value($)	Unrealized depreciation($)
CDX North America High Yield 28 Index	USD	2,250	06/20/22	5.000	168,989	(185,025)	(16,036)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[12]	Payments received by the Portfolio (%)[12]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BOA	GBP	2,020	10/15/21	3.380	12 Month UK RPI	—	17,530	17,530
BOA	GBP	2,020	10/15/26	12 Month UK RPI	3.455	—	(5,551)	(5,551)
						—	11,979	11,979

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	106,007,743	—	106,007,743
Federal home loan bank certificate	—	753,401	—	753,401
Federal home loan mortgage corporation certificates	—	29,911,878	—	29,911,878
Federal national mortgage association certificates	—	115,159,089	—	115,159,089
Government national mortgage association certificates	—	44,836,680	—	44,836,680
Collateralized mortgage obligations	—	31,755,643	—	31,755,643
Asset-backed securities	—	30,621,446	—	30,621,446
Corporate notes	—	128,809,377	—	128,809,377
Non-US government obligations	—	2,546,628	—	2,546,628
Commercial paper	—	32,283,353	—	32,283,353
Repurchase agreement	—	63,204,000	—	63,204,000
Foreign exchange options purchased	—	60,141	—	60,141
Swaption purchased	—	156,654	—	156,654
Investment of cash collateral from securities loaned	—	2,364,220	—	2,364,220
Futures contracts	53,633	—	—	53,633
Forward foreign currency contracts	—	150,504	—	150,504
Swap agreements	—	77,340	—	77,340
Total	53,633	588,698,097	—	588,751,730

Liabilities
Investments sold short	—	(76,187,450)	—	(76,187,450)
Foreign exchange options written	—	(55,308)	—	(55,308)
Swaptions written	—	(239,080)	—	(239,080)
Futures contracts	(68,109)	—	—	(68,109)
Forward foreign currency contracts	—	(128,656)	—	(128,656)
Swap agreements	—	(292,963)	—	(292,963)
Total	(68,109)	(76,903,457)	—	(76,971,566)

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended April 30, 2017:

	Collateralized mortgage obligations ($)	Asset-backed securities ($)	Total ($)
Beginning balance	65,728	3,745,103	3,810,831
Purchases	5,748	1,784,932	1,790,680
Sales	(71,558)	(3,846,112)	(3,917,670)
Accrued discounts/(premiums)	—	1,397	1,397
Total realized gain/(loss)	760	57,359	58,119
Net change in unrealized appreciation/depreciation	(678)	(7,942)	(8,620)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(1,734,737)	(1,734,737)
Ending balance	—	—	—

Transfers out of Level 3 represent the value at the end of the period. At April 30, 2017, securities were transferred from Level 3 to Level 2 as the valuation is based primarily on observable inputs from an established pricing source.

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.005%
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
5	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
6	Perpetual investment. Date shown reflects the next call date.
7	Security, or portion thereof, was on loan at the period end.
8	Rate shown reflects annualized yield at the period end on zero coupon bond.
9	Rate shown is the discount rate at the date of purchase unless otherwise noted.
10	Illiquid investment at the period end.
11	Includes $2,319,430 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $2,364,220.
12	Payments made or received are based on the notional amount.
13

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
US government obligations—26.49%
US Treasury Bonds
2.250%, due 08/15/46	3,400,000	2,918,023
2.500%, due 02/15/45	53,400,000	48,648,254
2.500%, due 02/15/46	1,300,000	1,181,324
2.750%, due 11/15/42	3,200,000	3,088,000
2.875%, due 05/15/43[2]	900,000	888,152
2.875%, due 08/15/45	10,400,000	10,222,472
3.000%, due 05/15/42	2,600,000	2,633,922
3.000%, due 11/15/44	7,400,000	7,465,616
3.000%, due 05/15/45	200,000	201,570
3.000%, due 02/15/47	1,600,000	1,614,499
3.125%, due 08/15/44	2,100,000	2,170,220
3.625%, due 08/15/43	600,000	676,406
3.625%, due 02/15/44	1,400,000	1,580,141
3.750%, due 11/15/43	2,500,000	2,880,078
3.875%, due 08/15/40	3,450,000	4,039,060
5.500%, due 08/15/28	1,805,000	2,365,397
US Treasury Inflation Index Bonds (TIPS)
0.750%, due 02/15/42	107,796	104,358
0.750%, due 02/15/45	724,066	693,699
1.375%, due 02/15/44	940,617	1,043,662
1.750%, due 01/15/28	7,673,688	8,720,133
2.500%, due 01/15/29	11,588,918	14,237,715
3.875%, due 04/15/29	4,245,013	5,894,825
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/21	10,996,604	11,099,477
0.125%, due 07/15/24	27,697,140	27,564,055
US Treasury Notes
0.750%, due 01/31/18	350,000	349,180
1.625%, due 02/15/26	275,000	261,110
2.000%, due 02/28/21[2]	16,900,000	17,121,813
2.125%, due 09/30/21[2]	27,500,000	27,926,470
2.250%, due 04/30/21[2]	11,200,000	11,442,379
2.750%, due 02/15/24	495,000	516,018
Total US government obligations (cost—$225,423,896)		219,548,028

Government national mortgage association certificates—0.00%†
GNMA II ARM
2.000%, due 01/20/26[3]	5,972	6,147
2.125%, due 07/20/25[3]	3,361	3,460
2.125%, due 05/20/26[3]	12,003	12,373
2.250%, due 11/20/23[3]	2,564	2,627
Total government national mortgage association certificates (cost—$24,150)		24,607

Federal home loan mortgage corporation certificates—0.37%
FHLMC
7.645%, due 05/01/25	938,040	1,103,726

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
FHLMC ARM
3.518%, due 03/01/36[3]	37,510	38,142
FHLMC TBA
4.000%	1,800,000	1,894,781
Total federal home loan mortgage corporation certificates (cost—$2,863,648)		3,036,649

Federal housing administration certificates—0.00%†
FHA GMAC
7.430%, due 06/01/21[4,5]	6,375	6,213
FHA Reilly
7.430%, due 10/01/20[4,5]	2,052	1,999
Total federal housing administration certificates (cost—$8,690)		8,212

Federal national mortgage association certificates—10.27%
FNMA
3.500%, due 11/01/21	1,085,216	1,142,164
4.500%, due 04/01/29	233,686	252,106
5.402%, due 11/01/34	7,868,444	8,390,439
FNMA ARM
2.038%, due 08/01/40[3]	43,102	43,206
2.749%, due 05/01/30[3]	35,624	36,978
2.797%, due 01/01/36[3]	39,299	41,355
2.801%, due 10/01/35[3]	17,429	18,414
2.866%, due 04/01/27[3]	10,837	11,358
3.114%, due 05/01/27[3]	7,388	7,532
3.150%, due 01/01/36[3]	41,742	44,461
3.175%, due 12/01/35[3]	76,741	80,802
3.187%, due 09/01/35[3]	52,078	54,974
3.265%, due 06/01/36[3]	8,752	8,764
3.405%, due 11/01/35[3]	44,385	46,717
3.455%, due 03/01/36[3]	64,768	67,667
3.458%, due 03/01/36[3]	24,719	26,290
3.505%, due 03/01/36[3]	54,683	57,311
3.537%, due 02/01/36[3]	76,959	81,467
3.662%, due 03/01/36[3]	24,703	25,971
FNMA ARM COFI
3.250%, due 11/01/26[4,5]	16,494	14,875
FNMA TBA
3.000%	9,495,000	9,483,742
3.500%	30,000,000	30,802,568
4.000%	31,670,000	33,339,903
4.500%	1,000,000	1,073,906
Total federal national mortgage association certificates (cost—$84,083,944)		85,152,970

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Collateralized mortgage obligations—14.00%
Alba PLC, Series 2007-1, Class A3
0.514%, due 03/17/39[3,6]	GBP	566,818	695,746
ARM Trust, Series 2005-5, Class 2A1
3.508%, due 09/25/35[3]	183,705		169,654
Banc of America Funding Corp., Series 2005-D, Class A1
3.130%, due 05/25/35[3]	907,170		940,363
Banc of America Large Loan, Series 2010-UB5, Class A4A
5.949%, due 02/17/51[3,7]	234,069		234,155
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[7]	1,000,000		1,017,295
Bank of America Mortgage Securities, Inc.,
Series 2002-G, Class 1A3 3.736%, due 07/20/32[3]	865		869
Series 2004-H, Class 2A2 3.196%, due 09/25/34[3]	970,611		944,814
BBCCRE Trust, Series 2015-GTP, Class A
3.966%, due 08/10/33[7]	3,600,000		3,681,412
BBCMS Trust, Series 2015-RRI, Class A
2.144%, due 05/15/32[3,7]	3,538,476		3,542,884
BCAP LLC 2011-RR10 Trust, Class 3A5
3.130%, due 06/26/35[3,7]	616,865		608,550
BCAP LLC Trust, Series 2014-RR5, Class 1A3
1.194%, due 01/26/36[3,4,7]	1,987,552		1,927,339
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A 3.028%, due 10/25/33[3]	15,513		15,307
Series 2004-9, Class 2A1 3.123%, due 09/25/34[3]	522,559		489,094
Series 2005-7, Class 22A1 3.289%, due 09/25/35[3]	749,417		639,438
Series 2006-1, Class 21A2 3.189%, due 02/25/36[3]	831,983		692,048
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1 3.084%, due 04/25/33[3]	37,029		37,042
Series 2003-5, Class 2A1 3.083%, due 08/25/33[3]	170,852		170,132
Series 2004-3, Class 1A2 3.345%, due 07/25/34[3]	160,397		155,095
Series 2004-6, Class 2A1 3.366%, due 09/25/34[3]	868,416		835,210
Series 2004-7, Class 1A1 3.276%, due 10/25/34[3]	295,066		276,703
Series 2005-2, Class A1 3.260%, due 03/25/35[3]	552,866		555,467
Series 2005-5, Class A2 2.820%, due 08/25/35[3]	1,796,787		1,785,919
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10 5.500%, due 11/25/35	2,527,000		2,399,777
Series 2007-S6, Class 2A1 5.500%, due 12/25/22	856,063		689,424
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO 1.573%, due 02/10/48[3]	3,620,852		300,585

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2015-GC29, Class XA, IO 1.302%, due 04/10/48[3]	3,310,544	212,587
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A 3.430%, due 05/25/35[3]	301,276	300,437
Series 2005-4, Class A 3.050%, due 08/25/35[3]	788,210	773,909
Series 2005-6, Class A2 3.180%, due 09/25/35[3]	60,188	61,964
Series 2005-6, Class A3 2.830%, due 09/25/35[3]	11,517	11,124
COMM Mortgage Trust,
Series 2014-LC15, Class XA, IO 1.515%, due 04/10/47[3]	12,500,861	715,907
Series 2014-UBS3, Class XA, IO 1.481%, due 06/10/47[3]	3,577,214	215,606
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1 6.250%, due 12/25/33	62,603	64,013
Series 2005-62, Class 2A1 1.662%, due 12/25/35[3]	238,441	214,535
Series 2006-41CB, Class 1A9 6.000%, due 01/25/37	638,405	556,510
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 2A 5.183%, due 01/25/34[3,7]	737,380	724,025
Series 2004-12, Class 11A1 3.192%, due 08/25/34[3]	242,845	207,443
Series 2004-12, Class 11A2 3.192%, due 08/25/34[3]	155,383	147,658
Series 2004-12, Class 12A1 3.122%, due 08/25/34[3]	46,362	39,549
Series 2005-HYB9, Class 5A1 3.306%, due 02/20/36[3]	236,284	206,778
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4
5.695%, due 09/15/40[3]	181,894	182,424
CSMC Trust, Series 2014-RPL4, Class A1
3.500%, due 03/25/54[3,7]	2,140,812	2,137,252
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A
1.254%, due 08/19/45[3]	358,299	308,619
FHLMC REMIC,
Series 0023, Class KZ 6.500%, due 11/25/23	45,245	49,550
Series 1278, Class K 7.000%, due 05/15/22	13,870	14,763
Series 1367, Class KA 6.500%, due 09/15/22	481	525
Series 1502, Class PX 7.000%, due 04/15/23	154,119	169,488
Series 1503, Class PZ 7.000%, due 05/15/23	45,651	50,167
Series 1534, Class Z 5.000%, due 06/15/23	48,346	50,799
Series 1548, Class Z 7.000%, due 07/15/23	32,511	35,576
Series 1562, Class Z 7.000%, due 07/15/23	53,011	58,148
Series 1694, Class Z 6.500%, due 03/15/24	27,893	30,814
Series 2017-DNA2, Class M2 4.436%, due 10/25/29[3]	670,000	686,567
Series 2061, Class Z 6.500%, due 06/15/28	95,504	107,377
Series 2400, Class FQ 1.494%, due 01/15/32[3]	61,713	61,952
Series 2764, Class LZ 4.500%, due 03/15/34	842,055	904,815
Series 2764, Class ZG 5.500%, due 03/15/34	1,987,786	2,228,367
Series 2835, Class JZ 5.000%, due 08/15/34	465,257	510,964
Series 2921, Class PG 5.000%, due 01/15/35	3,185,229	3,506,840
Series 2983, Class TZ 6.000%, due 05/15/35	1,793,360	2,058,585
Series 3149, Class CZ 6.000%, due 05/15/36	2,127,642	2,422,086
Series T-054, Class 2A 6.500%, due 02/25/43	544,901	643,837

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series T-058, Class 2A 6.500%, due 09/25/43	1,954,468	2,272,198
Series T-075, Class A1 1.031%, due 12/25/36[3]	497,909	494,990
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.971%, due 08/25/35[3]	36,069	31,095
FNMA REMIC,
Series 1991-065, Class Z 6.500%, due 06/25/21	886	940
Series 1992-129, Class L 6.000%, due 07/25/22	2,250	2,390
Series 1993-060, Class Z 7.000%, due 05/25/23	39,216	43,123
Series 1993-070, Class Z 6.900%, due 05/25/23	6,282	6,885
Series 1993-096, Class PZ 7.000%, due 06/25/23	32,631	35,774
Series 1993-160, Class ZB 6.500%, due 09/25/23	14,514	15,558
Series 1993-163, Class ZB 7.000%, due 09/25/23	3,393	3,719
Series 1998-066, Class FG 1.291%, due 12/25/28[3]	20,342	20,449
Series 1999-W4, Class A9 6.250%, due 02/25/29	244,518	266,122
Series 2000-034, Class F 1.441%, due 10/25/30[3]	4,764	4,781
Series 2002-080, Class A1 6.500%, due 11/25/42	831,559	943,116
Series 2003-064, Class AH 6.000%, due 07/25/33	2,108,251	2,377,964
Series 2003-W8, Class 2A 7.000%, due 10/25/42	43,201	50,748
Series 2004-T1, Class 1A1 6.000%, due 01/25/44	622,306	707,446
Series 2004-W8, Class 2A 6.500%, due 06/25/44	712,772	822,608
Series 2005-024, Class ZE 5.000%, due 04/25/35	958,764	1,055,362
Series 2005-120, Class ZU 5.500%, due 01/25/36	2,430,300	2,723,969
Series 2006-065, Class GD 6.000%, due 07/25/26	947,344	1,065,078
Series 2017-C02, Class 2M2 4.641%, due 09/25/29[3]	1,120,000	1,158,576
Trust 1993-037, Class PX 7.000%, due 03/25/23	7,054	7,666
Trust G92-040, Class ZC 7.000%, due 07/25/22	4,725	5,101
GNMA REMIC,
Series 2000-009, Class FG 1.594%, due 02/16/30[3]	44,612	44,985
Series 2002-031, Class FW 1.394%, due 06/16/31[3]	48,257	48,502
Series 2003-98, Class Z 6.000%, due 11/20/33	5,974,073	6,841,151
Series 2005-26, Class ZA 5.500%, due 01/20/35	9,315,511	10,660,046
Series 2015-H20, Class FB 1.430%, due 08/20/65[3]	1,703,715	1,695,033
Series 2016-H11, Class F 1.630%, due 05/20/66[3]	1,181,845	1,187,834
Series 2016-H15, Class FA 1.630%, due 07/20/66[3]	2,195,740	2,206,916
Series 2016-H19, Class FE 1.200%, due 06/20/61[3]	1,336,689	1,336,831
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1
1.231%, due 08/25/45[3]	1,629,664	1,415,946
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.091%, due 09/25/35[3]	565,339	581,603
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A 1.694%, due 01/19/35[3]	66,782	52,302
Series 2005-4, Class 3A1 3.201%, due 07/19/35[3]	325,560	286,058

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Housing Security, Inc., Series 1992-8, Class B
1.983%, due 06/25/24[3]	11,418		11,396
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 12A3
1.181%, due 06/25/37[3]	271,945		263,968
JPMorgan Mortgage Trust, 2005-A8, Series Class 1A1
3.085%, due 11/25/35[3]	1,202,821		1,137,631
JPMorgan Mortgage Trust, 2006-A4, Series 2006-A4, Class 2A2
3.209%, due 06/25/36[3]	512,464		457,518
Ludgate Funding PLC,
Series 2007-1, Class A2A 0.499%, due 01/01/61[3,6]	GBP	1,988,042	2,422,167
Series 2008-W1X, Class A1 0.939%, due 01/01/61[3,6]	GBP	888,040	1,115,210
Mansard Mortgages Parent Ltd, Series 2007-1X, Class A2
0.516%, due 04/15/47[3,6]	GBP	1,302,894	1,595,438
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.560%, due 07/13/29[3,7]	1,800,000		1,848,816
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1
6.500%, due 02/25/35[7]	900,860		878,223
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
1.182%, due 12/26/35[3,7]	2,150,919		2,112,716
Reperforming Loan REMIC Trust, Series 2006-R1, Class AF1
1.331%, due 01/25/36[3,7]	1,247,604		1,090,526
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
1.201%, due 04/25/46[3]	1,241,089		629,124
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
1.441%, due 12/25/36[3]	1,115,285		306,108
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	788,665		791,097
Sequoia Mortgage Trust, Series 2007-3, Class 1A1
1.193%, due 07/20/36[3]	247,172		233,429
Structured ARM Loan Trust, Series 2004-8, Class 3A
3.239%, due 07/25/34[3]	549,735		545,053
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1 1.654%, due 09/19/32[3]	139,317		135,322
Series 2006-AR3, Class 11A1 1.201%, due 04/25/36[3]	2,137,821		1,897,966

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Collateralized mortgage obligations—(concluded)
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
2.866%, due 09/25/37[3]	1,524,576		1,515,784
United States Small Business Administration,
Series 1999-20K, Class 1 7.060%, due 11/01/19	43,080		44,298
Series 2002-20K, Class 1 5.080%, due 11/01/22	346,711		366,025
Series 2005-20H, Class 1 5.110%, due 08/01/25	327,992		348,295
Series 2007-20D, Class 1 5.320%, due 04/01/27	1,311,117		1,412,016
Uropa Securities PLC, Series 2007-1, Class A3A
0.538%, due 10/10/40[3,6]	GBP	3,100,000	3,637,335
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A 2.062%, due 06/25/42[3]	30,365		29,152
Series 2005-AR13, Class A1A1 1.281%, due 10/25/45[3]	885,747		869,326
Series 2005-AR15, Class A1A1 1.251%, due 11/25/45[3]	108,073		102,518
Series 2006-AR2, Class 2A1 2.794%, due 03/25/36[3]	860,597		775,983
Series 2006-AR7, Class 3A 2.091%, due 07/25/46[3]	1,519,844		1,415,770
Series 2006-AR9, Class 1A 1.662%, due 08/25/46[3]	978,902		863,196
Series 2006-AR9, Class 2A 2.091%, due 08/25/46[3]	792,194		748,157
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1 2.999%, due 12/25/33[3]	161,758		162,173
Series 2004-CC, Class A1 3.097%, due 01/25/35[3]	98,705		100,063
Series 2004-DD, Class 2A6 3.103%, due 01/25/35[3]	852,176		845,915
Series 2006-AR2, Class 2A1 3.093%, due 03/25/36[3]	744,762		746,327
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA, IO 1.075%, due 09/15/57[3]	7,291,899		347,654
Series 2014-LC14, Class XA, IO 1.538%, due 03/15/47[3]	4,493,057		260,245
Total collateralized mortgage obligations (cost—$111,658,374)			116,010,687

Asset-backed securities—16.28%
Accredited Mortgage Loan Trust,
Series 2005-3, Class M3 1.460%, due 09/25/35[3]	1,825,000		1,600,037
Series 2005-4, Class M1 1.391%, due 12/25/35[3]	1,017,500		922,801
Aegis Asset Backed Securities Trust, Series 2005-3, Class M2
1.471%, due 08/25/35[3]	1,640,000		1,510,999
AmeriCredit Automobile Receivables, Series 2016-1, Class A2A
1.520%, due 06/10/19	300,200		300,314
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R8, Class M1 1.461%, due 10/25/35[3]	663,519		658,291
Series 2005-R8, Class M3 1.501%, due 10/25/35[3]	1,700,000		1,543,378
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class A
2.110%, due 04/15/27[3,7]	2,000,000		1,990,474

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Asset-backed securities—(continued)
Ares Enhanced Loan Investment Strategy IR Ltd., Series 2013-IRAR, Class A1BR
2.441%, due 07/23/25[3,7]	2,500,000	2,502,170
Ares XXV CLO Ltd., Series 2012-3A, Class AR
2.376%, due 01/17/24[3,7]	1,181,024	1,181,557
Ares XXXI CLO Ltd., Series 2014-31A, Class A1R
2.234%, due 08/28/25[3,7]	1,700,000	1,700,187
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1
1.481%, due 10/25/35[3]	770,000	712,628
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class AR
2.269%, due 01/30/24[3,7]	2,362,768	2,361,587
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class AR
2.408%, due 10/15/26[3,7]	1,000,000	1,000,368
Avery Point III CLO Ltd., Series 2013-3A, Class AR
2.278%, due 01/18/25[3,4,7]	700,000	700,000
Avery Point IV CLO Ltd., Series 2014-1A, Class AR
2.256%, due 04/25/26[3,7]	1,300,000	1,299,350
Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1
3.475%, due 04/28/32[3,4,7]	1,300,000	1,300,000
BMW Vehicle Lease Trust, Series 2017-1, Class A2
1.640%, due 07/22/19	2,000,000	2,002,436
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1
1.444%, due 02/15/22[3]	1,800,000	1,811,339
Carrington Mortgage Loan Trust, Series 2005-NC2, Class M4
2.011%, due 05/25/35[3]	907,524	888,443
Cent CLO 20 Ltd., Series 2013-20A, Class AR
2.256%, due 01/25/26[3,4,7]	1,300,000	1,299,350
Centex Home Equity Loan Trust, Series 2005-D, Class M3
1.471%, due 10/25/35[3]	1,100,000	1,076,766
Chase Issuance Trust, Series 2016-A7, Class A7
1.060%, due 09/16/19	3,285,000	3,282,161
CHEC Loan Trust, Series 2004-2, Class M1
1.631%, due 06/25/34[3]	1,069,334	965,342
CIFC Funding Ltd.,
Series 2014-2A, Class A1LR 2.235%, due 05/24/26[3,7]	2,000,000	2,002,000
Series 2014-5A, Class A2R 2.558%, due 01/17/27[3,7]	2,100,000	2,100,588

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Asset-backed securities—(continued)
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4, Class M1
1.271%, due 11/25/36[3]	488,000		444,255
Cork Street CLO Designated Activity Co. Series 1A, Class A1BE
1.350%, due 11/27/28[3,7]	EUR	2,400,000	2,615,951
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[8]	412,957		200,750
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.814%, due 09/15/29[3]	49,764		46,394
Denali Capital CLO VII Ltd., Series 2007-1A, Class A1L
1.383%, due 01/22/22[3,7]	965,377		961,918
Dryden 30 Senior Loan Fund, Series 2013-30A, Class A
2.289%, due 11/15/25[3,7]	1,800,000		1,800,022
EFS Volunteer LLC, Series 2010-1, Class A1
2.006%, due 10/26/26[3,7]	3,148		3,151
FBR Securitization Trust, Series 2005-2, Class M2
1.741%, due 09/25/35[3]	1,625,000		1,538,441
Finn Square CLO Ltd., Series 2012-1A, Class A1R
2.367%, due 12/24/23[3,7]	2,567,138		2,569,597
First Frankin Mortgage Loan Trust, Series 2005-FFH3, Class M2
1.521%, due 09/25/35[3]	1,000,000		967,435
Flagship VII Ltd., Series 2013-7A, Class A1R
2.276%, due 01/20/26[3,7]	1,500,000		1,499,244
Flatiron CLO Ltd., Series 2014-1A, Class A1R
2.338%, due 07/17/26[3,7]	2,000,000		2,002,830
Fremont Home Loan Trust, Series 2005-2, Class M3
1.741%, due 06/25/35[3]	620,000		566,779
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR
2.409%, due 10/29/26[3,7]	3,000,000		3,000,045
GSAA Trust, Series 2005-10, Class M4
1.641%, due 06/25/35[3]	570,000		535,191
GSAMP Trust, Series 2006-HE4, Class A1
1.131%, due 06/25/36[3]	2,399,533		2,168,084
Harbourmaster Pro-Rata CLO 3 BV, Series PR3A, Class A2
0.031%, due 09/20/23[3,7]	EUR	1,600,000	1,732,891
Hildene CLO II Ltd., Series 2014-2A, Class AR
2.338%, due 07/19/26[3,7]	1,300,000		1,299,350

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Asset-backed securities—(continued)
Home Equity Asset Trust,
Series 2005-2, Class M5 2.086%, due 07/25/35[3]	1,000,000	927,519
Series 2005-8, Class M1 1.421%, due 02/25/36[3]	234,000	231,391
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-D, Class AII4
1.341%, due 03/25/36[3]	1,610,000	1,560,804
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2
1.381%, due 01/25/36[3]	1,745,000	1,592,856
Jamestown CLO V Ltd., Series 2014-5A, Class AR
2.378%, due 01/17/27[3,7]	1,000,000	999,495
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1 1.381%, due 05/25/35[3]	2,400,000	2,086,560
Series 2006-WMC1, Class A1 1.171%, due 03/25/36[3]	1,083,658	1,076,793
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class A1 1.161%, due 04/25/36[3]	1,703,899	1,647,272
Series 2007-CH1, Class MV2 1.271%, due 11/25/36[3]	1,680,000	1,624,798
Series 2007-CH2, Class AV1 1.151%, due 01/25/37[3]	1,434,931	1,417,560
KVK CLO Ltd., Series 2013-2A, Class AR
2.308%, due 01/15/26[3,7]	2,000,000	1,999,200
Lockwood Grove CLO Ltd., Series 2014-1A, Class A1R
2.508%, due 04/25/25[3,7]	1,800,000	1,800,495
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR
1.988%, due 01/19/25[3,7]	1,700,000	1,700,544
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2
1.696%, due 12/25/34[3]	277,440	242,164
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1
2.566%, due 11/25/32[3]	1,029,185	1,027,143
MP CLO VI Ltd., Series 2014-2A, Class AR
2.358%, due 01/15/27[3,7]	2,000,000	1,998,990
Navient Student Loan Trust, Series 2016-6A, Class A1
1.471%, due 03/25/66[3,7]	550,648	552,024
Nelder Grove CLO Ltd., Series 2014-1A, Class A1R
2.300%, due 08/28/26[3,7]	2,000,000	2,000,296
New Century Home Equity Loan Trust,
Series 2005-B, Class M1 1.471%, due 10/25/35[3]	1,900,000	1,671,784
Series 2005-D, Class A2D 1.321%, due 02/25/36[3]	1,648,089	1,612,128
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-HE1, Class M4 1.876%, due 09/25/35[3]	1,650,000	1,568,231
Series 2006-FM1, Class 2A4 1.321%, due 11/25/35[3]	3,000,000	2,513,186
Series 2006-HE1, Class M1 1.401%, due 02/25/36[3]	1,593,367	1,557,774

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Asset-backed securities—(continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M4
2.716%, due 09/25/34[3]	220,733		210,437
Queen Street CLO II BV, Series 2007-1A, Class A2
0.090%, due 08/15/24[3,7]	EUR	302,854	329,775
RASC, Series 2005-KS11 Trust, Class M2
1.411%, due 12/25/35[3]	1,100,000		1,017,186
Santander Drive Auto Receivables Trust, Series 2017-1, Class A1
0.950%, due 03/15/18	508,808		508,809
Saranac CLO I Ltd., Series 2013-1A, Class A1A
2.647%, due 10/26/24[3,7]	1,800,000		1,801,456
SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M2
2.341%, due 12/25/34[3]	753,022		685,745
Saxon Asset Securities Trust,
Series 2004-1, Class M1 1.786%, due 03/25/35[3]	662,215		629,379
Series 2006-1, Class M1 1.456%, due 03/25/36[3]	2,000,000		1,597,331
Securitized Asset-Backed Receivables LLC Trust, Series 2005-FR2, Class M2
1.966%, due 03/25/35[3]	281,888		272,818
Shackleton CLO Ltd., Series 2013-4A, Class AR
2.275%, due 01/13/25[3,7]	1,000,000		999,495
SLM Student Loan Trust, Series 2008-9, Class A
2.656%, due 04/25/23[3]	2,046,843		2,088,776
SoFi Professional Loan Program, Series 2017-A, Class A2A
1.550%, due 03/26/40[7]	1,887,492		1,883,985
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2 1.666%, due 06/25/35[3]	1,110,000		1,031,913
Series 2005-OPT3, Class M1 1.461%, due 11/25/35[3]	640,000		599,742
Series 2006-1, Class A4 1.291%, due 02/25/36[3]	572,265		543,559
Series 2006-OPT2, Class A3 1.171%, due 05/25/36[3]	1,087,166		1,067,653
Series 2006-OPT3, Class 2A4 1.241%, due 06/25/36[3]	2,675,000		2,249,916
Series 2006-WF2, Class M1 1.211%, due 12/25/36[3]	1,720,000		1,586,598
Stoney Lane Funding I Corp. Series 2007-1A, Class A1
1.398%, due 04/18/22[3,7]	163,727		163,211
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2 3.375%, due 08/25/31	508,484		503,038
Series 2005-WF1, Class M1 1.651%, due 02/25/35[3]	171,474		160,302
Symphony CLO XII Ltd., Series 2013-12A, Class AR
2.188%, due 10/15/25[3,4,7]	2,000,000		2,000,032
Telos CLO Ltd., Series 2014-6A, Class A1R
2.428%, due 01/17/27[3,4,7]	2,000,000		1,998,990

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Asset-backed securities—(concluded)
TICP CLO III Ltd., Series 2014-3A, Class AR
2.156%, due 01/20/27[3,7]	1,300,000		1,300,049
US Residential Opportunity Fund II Trust, Series 2016-3II, Class A
3.598%, due 10/27/36[7,8]	3,079,922		3,066,603
Utah State Board of Regents, Series 2017-1, Class A
1.741%, due 01/25/57[3]	1,151,405		1,149,111
Venture XVI CLO Ltd., Series 2014-16A, Class A1R
2.668%, due 04/15/26[3,7]	1,300,000		1,299,344
VOLT L LLC, Series 2016-NP10, Class A1
3.500%, due 09/25/46[7,8]	2,348,671		2,355,412
VOLT XLVIII LLC,
Series 2016-NPL3, Class A1 4.250%, due 03/26/46[7,8]	990,212		998,829
Series 2016-NPL8, Class A1 3.500%, due 07/25/46[7,8]	1,669,214		1,674,139
Series 2017-NPL4, Class A1 3.375%, due 04/25/47[4]	1,300,000		1,300,000
Wood Street CLO IV BV, Series IV-A, Class C
0.358%, due 09/25/22[3,7]	EUR	1,600,000	1,740,192
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A2
1.680%, due 12/16/19	2,000,000		2,002,422
Total asset-backed securities (cost—$132,343,691)			134,890,148

Corporate notes—41.30%
Airlines—1.07%
Air Canada 2013-1, Class B Pass-Through Trust
5.375%, due 05/15/21[7]	1,769,905		1,836,276
American Airlines 2013-2, Class A Pass-Through Trust
4.950%, due 01/15/23	1,979,059		2,112,027
American Airlines 2014-1, Class B Pass-Through Trust
4.375%, due 10/01/22	654,455		658,545
Continental Airlines 2009-2, Class A Pass-Through Trust
7.250%, due 11/10/19	805,945		894,970
Continental Airlines 2012-2, Class A Pass-Through Trust
4.000%, due 10/29/24	1,355,520		1,409,741
Delta Air Lines, Inc.
3.625%, due 03/15/22	760,000		779,912

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Airlines—(concluded)
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19	1,090,474		1,138,237
			8,829,708
Apparel—0.01%
Hanesbrands, Inc.
4.875%, due 05/15/26[7]	70,000		69,650

Auto & truck—0.53%
General Motors Co.
6.250%, due 10/02/43	500,000		546,165
General Motors Financial Co., Inc.
3.100%, due 01/15/19	657,000		666,944
3.200%, due 07/06/21	495,000		499,448
3.950%, due 04/13/24	1,200,000		1,207,520
4.000%, due 10/06/26	840,000		835,858
4.300%, due 07/13/25	625,000		636,237
			4,392,172
Auto parts & equipment—0.01%
The Goodyear Tire & Rubber Co.
5.125%, due 11/15/23	20,000		21,040
ZF North America Capital, Inc.
4.000%, due 04/29/20[7]	45,000		46,856
			67,896
Banking-non-US—6.23%
Bank of Scotland PLC MTN
6.375%, due 08/16/19	GBP	1,100,000	1,587,188
Barclays PLC
2.780%, due 01/10/23[3]	2,000,000		2,029,360
4.337%, due 01/10/28	1,125,000		1,150,274
7.625%, due 11/21/22	1,600,000		1,752,000
7.750%, due 04/10/23[3]	1,700,000		1,783,193
Barclays PLC MTN
3.250%, due 02/12/27[6]	GBP	1,100,000	1,452,238
Cooperatieve Rabobank UA
6.875%, due 03/19/20[6]	EUR	1,400,000	1,798,785
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25	2,000,000		1,998,140
3.800%, due 09/15/22	1,900,000		1,955,780
3.800%, due 06/09/23	3,200,000		3,264,774
Deutsche Bank AG
2.944%, due 05/10/19[3]	3,500,000		3,557,995
4.250%, due 10/14/21[7]	1,100,000		1,137,645

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Eksportfinans ASA
5.500%, due 06/26/17	400,000		401,777
Export-Import Bank of Korea
4.375%, due 09/15/21	1,300,000		1,389,699
5.000%, due 04/11/22	3,300,000		3,631,209
5.125%, due 06/29/20	400,000		431,330
HSBC Holdings PLC
3.400%, due 03/08/21	1,700,000		1,748,096
ING Bank NV
2.625%, due 12/05/22[7]	3,400,000		3,407,327
KBC Bank NV
8.000%, due 01/25/23[3,6]	2,200,000		2,296,140
Lloyds Banking Group PLC
3.000%, due 01/11/22	1,300,000		1,308,496
Mitsubishi UFJ Financial Group, Inc.
2.950%, due 03/01/21	1,300,000		1,318,434
National Australia Bank Ltd.
2.400%, due 12/07/21[7]	3,300,000		3,307,626
Novo Banco SA
5.000%, due 05/21/19[6]	EUR	1,629,000	1,499,480
Royal Bank of Scotland Group PLC MTN
2.500%, due 03/22/23[6]	EUR	1,800,000	2,039,291
Royal Bank of Scotland PLC MTN
6.934%, due 04/09/18	EUR	1,000,000	1,156,028
Santander UK Group Holdings PLC
3.125%, due 01/08/21	1,700,000		1,712,606
Westpac Banking Corp.
2.100%, due 02/25/21[7]	2,500,000		2,487,805
			51,602,716
Banking-US—5.59%
Aviation Capital Group Corp.
6.750%, due 04/06/21[7]	4,820,000		5,508,277
Bank of America Corp.
2.881%, due 04/24/23[3]	855,000		853,853
3.950%, due 04/21/25	810,000		812,858
5.750%, due 12/01/17	500,000		512,014
7.625%, due 06/01/19	2,900,000		3,223,057
Bank of America Corp. MTN
4.000%, due 01/22/25	1,500,000		1,513,450
4.125%, due 01/22/24	3,700,000		3,889,000
6.875%, due 04/25/18	5,300,000		5,561,290
Capital One NA/Mclean VA
2.350%, due 01/31/20	960,000		961,194

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
CIT Group, Inc.
5.000%, due 05/15/18[7]	2,000,000	2,011,800
5.000%, due 08/15/22	500,000	537,900
5.250%, due 03/15/18	1,780,000	1,836,604
5.500%, due 02/15/19[7]	11,000	11,619
6.625%, due 04/01/18[7]	135,000	141,143
Citizens Bank N.A. MTN
2.550%, due 05/13/21	1,700,000	1,703,412
JPMorgan Chase & Co.
6.300%, due 04/23/19	400,000	433,153
JPMorgan Chase Bank N.A.
6.000%, due 10/01/17	2,700,000	2,749,977
Regions Financial Corp.
3.200%, due 02/08/21	1,800,000	1,840,097
Santander Holdings USA, Inc.
2.504%, due 11/24/17[3]	1,800,000	1,810,085
SunTrust Banks, Inc.
5.050%, 06/15/22[10]	885,000	885,000
Synchrony Financial
2.700%, due 02/03/20	500,000	502,822
The Toronto-Dominion Bank
2.500%, due 01/18/22[7]	2,400,000	2,416,726
Wells Fargo & Co.
2.100%, due 07/26/21[9]	1,200,000	1,184,476
2.402%, due 10/31/23[3]	1,400,000	1,422,779
2.500%, due 03/04/21[9]	1,200,000	1,203,752
Wells Fargo & Co. GMTN
2.600%, due 07/22/20	2,800,000	2,834,866
		46,361,204
Building & construction—0.16%
Lennar Corp.
4.500%, due 04/30/24	185,000	186,966
4.750%, due 11/15/22[8]	205,000	212,944
Meritage Homes Corp.
4.500%, due 03/01/18	45,000	45,675
6.000%, due 06/01/25	35,000	37,292
7.000%, due 04/01/22	50,000	56,750
Odebrecht Offshore Drilling Finance Ltd.
6.625%, due 10/01/22[7]	1,425,620	561,837
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, due 03/01/24[7]	95,000	100,462
Toll Brothers Finance Corp.
4.000%, due 12/31/18	25,000	25,688

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Building & construction—(concluded)
4.375%, due 04/15/23	25,000	25,563
5.625%, due 01/15/24	45,000	48,262
		1,301,439
Building products—0.04%
CalAtlantic Group, Inc.
5.375%, due 10/01/22	205,000	218,837
USG Corp.
5.500%, due 03/01/25[7]	120,000	126,000
		344,837
Cable—0.12%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/23[7]	75,000	78,282
5.250%, due 09/30/22	190,000	197,125
5.500%, due 05/01/26[7]	40,000	41,975
5.750%, due 02/15/26[7]	240,000	254,923
CSC Holdings LLC
5.500%, due 04/15/27[7]	200,000	206,750
6.625%, due 10/15/25[7]	200,000	218,750
		997,805
Chemicals—0.04%
Ashland LLC
3.875%, due 04/15/18	5,000	5,069
CF Industries, Inc.
5.375%, due 03/15/44	25,000	21,781
Huntsman International LLC
5.125%, due 11/15/22	60,000	63,075
NOVA Chemicals Corp.
5.000%, due 05/01/25[7]	220,000	225,225
WR Grace & Co-Conn
5.125%, due 10/01/21[7]	15,000	16,106
5.625%, due 10/01/24[7]	15,000	16,275
		347,531
Commercial services—0.71%
Aircastle Ltd.
4.125%, due 05/01/24	80,000	81,360
4.625%, due 12/15/18	135,000	139,894
5.000%, due 04/01/23	40,000	42,700
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.250%, due 03/15/25[7]	55,000	51,837
5.500%, due 04/01/23	70,000	68,950
6.375%, due 04/01/24[7]	50,000	49,937

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Commercial services—(concluded)
ERAC USA Finance LLC
2.350%, due 10/15/19[7]	1,650,000	1,651,472
4.200%, due 11/01/46[7]	535,000	489,096
IHS Markit Ltd.
4.750%, due 02/15/25[7]	15,000	15,694
5.000%, due 11/01/22[7]	110,000	117,562
Iron Mountain US Holdings, Inc.
5.375%, due 06/01/26[7]	30,000	30,525
Iron Mountain, Inc.
5.750%, due 08/15/24	140,000	144,200
6.000%, due 08/15/23	100,000	106,248
R.R. Donnelley & Sons Co.
6.000%, due 04/01/24	60,000	56,325
6.500%, due 11/15/23	35,000	34,169
7.625%, due 06/15/20	80,000	87,800
7.875%, due 03/15/21	235,000	253,800
13.000%, due 02/01/19[8]	25,000	28,313
Republic Services, Inc.
3.550%, due 06/01/22	2,100,000	2,191,220
Service Corp. International
5.375%, due 01/15/22	30,000	30,938
5.375%, due 05/15/24	55,000	58,094
The Hertz Corp.
5.500%, due 10/15/24[7]	105,000	90,037
6.750%, due 04/15/19	22,000	21,945
The ServiceMaster Co. LLC
5.125%, due 11/15/24[7]	70,000	72,275
		5,914,391
Communications equipment—0.25%
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	2,096,052

Computers—0.98%
Apple, Inc.
3.350%, due 02/09/27	1,235,000	1,261,940
4.650%, due 02/23/46	455,000	495,230
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[7]	2,835,000	2,975,599
5.450%, due 06/15/23[7]	945,000	1,020,753
5.875%, due 06/15/21[7]	55,000	58,300
6.020%, due 06/15/26[7]	70,000	77,105
EMC Corp.
1.875%, due 06/01/18	145,000	144,369
HP, Inc.
4.650%, due 12/09/21	930,000	1,003,737
Seagate HDD Cayman
4.875%, due 03/01/24[7]	785,000	780,558

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Computers—(concluded)
Western Digital Corp.
10.500%, due 04/01/24	260,000	306,800
		8,124,391
Construction & engineering—0.00%†
AECOM
5.875%, due 10/15/24	35,000	37,555

Consumer products—0.00%†
Spectrum Brands, Inc.
6.625%, due 11/15/22	35,000	36,838

Diversified financials—2.24%
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass-Through Trust
5.125%, due 11/30/22[7]	434,752	453,477
First Data Corp.
5.000%, due 01/15/24[7]	190,000	194,323
7.000%, due 12/01/23[7]	80,000	85,776
Goldman Sachs Group, Inc.
2.313%, due 04/23/20[3]	1,800,000	1,826,294
3.750%, due 05/22/25	1,900,000	1,934,365
5.150%, due 05/22/45	565,000	596,797
5.950%, due 01/18/18	2,500,000	2,575,328
6.000%, due 06/15/20	3,400,000	3,768,237
LeasePlan Corp. NV
2.500%, due 05/16/18[7]	2,000,000	2,003,692
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[4,11]	1,900,000	102,600
1.000%, due 12/30/16[4,11]	900,000	48,600
1.000%, due 01/24/49[4,11]	4,500,000	245,250
Navient Corp. MTN
4.875%, due 06/17/19	195,000	201,318
8.450%, due 06/15/18	5,000	5,350
OneMain Financial Holdings LLC
6.750%, due 12/15/19[7,9]	500,000	525,625
Rio Oil Finance Trust, Series 2014-1
9.250%, due 07/06/24[7]	1,698,831	1,738,414
Springleaf Finance Corp.
5.250%, due 12/15/19	2,200,000	2,227,500
		18,532,946
Diversified manufacturing—0.08%
General Electric Co.
5.000%, due 01/21/21[3,10]	594,000	626,521

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Electric utilities—1.46%
Duke Energy Corp.
3.750%, due 04/15/24	1,700,000	1,767,747
Dynegy, Inc.
5.875%, due 06/01/23	45,000	39,712
6.750%, due 11/01/19	1,700,000	1,725,500
7.375%, due 11/01/22[9]	1,000,000	960,000
7.625%, due 11/01/24	45,000	41,175
8.000%, due 01/15/25[7,9]	1,700,000	1,555,500
FirstEnergy Corp. Series B
4.250%, due 03/15/23	1,700,000	1,771,029
Great Plains Energy, Inc.
3.150%, due 04/01/22	1,255,000	1,271,375
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	1,700,000	1,705,459
NRG Energy, Inc.
6.250%, due 07/15/22	270,000	275,079
6.625%, due 03/15/23	90,000	91,350
6.625%, due 01/15/27	150,000	148,500
7.250%, due 05/15/26	65,000	66,462
Ohio Power Co., Series M
5.375%, due 10/01/21	480,000	536,766
Talen Energy Supply LLC
4.600%, due 12/15/21	115,000	89,125
6.500%, due 06/01/25	45,000	35,775
		12,080,554
Electric-generation—0.04%
Calpine Corp.
5.375%, due 01/15/23	225,000	221,625
6.000%, due 01/15/22[7]	65,000	67,925
		289,550
Electric-integrated—1.13%
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,567,712
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	6,767,718
		9,335,430
Electronics—0.25%
Allegion PLC
5.875%, due 09/15/23	25,000	26,688
Amkor Technology, Inc.
6.375%, due 10/01/22	110,000	114,675

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Electronics—(concluded)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, due 01/15/24[7]	1,800,000	1,823,452
Micron Technology, Inc.
5.250%, due 08/01/23[7]	15,000	15,525
5.500%, due 02/01/25	15,000	15,675
5.625%, due 01/15/26[7]	50,000	52,875
		2,048,890
Energy-exploration & production—0.03%
Antero Resources Corp.
5.125%, due 12/01/22	30,000	30,450
5.375%, due 11/01/21	160,000	165,200
5.625%, due 06/01/23	45,000	46,294
		241,944
Finance-captive automotive—1.08%
Bank of America NA
1.431%, due 06/15/17[3]	2,800,000	2,800,686
International Lease Finance Corp.
5.875%, due 04/01/19	2,100,000	2,241,200
8.875%, due 09/01/17	1,400,000	1,433,379
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[7]	185,000	195,406
5.500%, due 02/15/24[7]	185,000	195,637
The Depository Trust & Clearing Corp.
4.875%, due 06/15/20[3,7,10]	2,000,000	2,055,000
		8,921,308
Finance-non-captive diversified—0.53%
Ford Motor Co.
4.346%, due 12/08/26	600,000	614,657
Ford Motor Credit Co. LLC
2.459%, due 03/27/20[9]	2,800,000	2,795,296
2.597%, due 11/04/19	1,000,000	1,005,318
		4,415,271
Financial services—4.17%
Ally Financial, Inc.
3.250%, due 09/29/17	130,000	130,813
3.250%, due 11/05/18	30,000	30,300
3.600%, due 05/21/18	30,000	30,378
3.750%, due 11/18/19	235,000	239,087
4.750%, due 09/10/18	1,400,000	1,442,000
6.250%, due 12/01/17	145,000	148,625
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[4,7]	744,348	846,266

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Citigroup, Inc.
1.860%, due 04/27/18[3]	5,800,000	5,822,655
2.116%, due 04/25/22[3]	2,000,000	2,003,000
2.739%, due 05/15/18[3]	300,000	304,277
4.400%, due 06/10/25	980,000	1,008,246
Discover Financial Services
4.100%, due 02/09/27	565,000	568,331
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000	1,590,701
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.875%, due 03/15/19	120,000	121,500
JPMorgan Chase & Co.
2.250%, due 01/23/20	3,150,000	3,163,183
2.750%, due 06/23/20	1,400,000	1,422,435
3.125%, due 01/23/25	1,700,000	1,682,094
3.540%, due 05/01/28[3]	770,000	767,109
4.250%, due 10/15/20	2,800,000	2,980,104
4.400%, due 07/22/20	600,000	639,530
5.300%, due 05/01/20[3,10]	600,000	625,530
Morgan Stanley
2.336%, due 01/20/22[3]	2,000,000	2,018,520
5.450%, due 07/15/19[3,10]	395,000	404,381
Morgan Stanley GMTN
2.450%, due 02/01/19	3,500,000	3,530,313
7.300%, due 05/13/19	2,570,000	2,834,147
The Nielsen Co. Luxembourg SARL
5.000%, due 02/01/25[7]	80,000	80,100
5.500%, due 10/01/21[7]	125,000	129,844
		34,563,469
Food products—0.38%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, due 03/15/25[7]	70,000	68,075
6.625%, due 06/15/24[7]	140,000	143,150
Aramark Services, Inc.
5.125%, due 01/15/24	220,000	232,100
Post Holdings, Inc.
5.500%, due 03/01/25[7]	145,000	151,525
5.750%, due 03/01/27[7]	35,000	36,269
6.000%, due 12/15/22[7]	70,000	74,725
7.750%, due 03/15/24[7]	30,000	33,337

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Food products—(concluded)
Smithfield Foods, Inc.
2.700%, due 01/31/20[4,7]	2,400,000	2,405,304
		3,144,485
Gaming—0.18%
AMC Entertainment Holdings, Inc.
5.750%, due 06/15/25	85,000	87,656
5.875%, due 02/15/22	50,000	52,250
6.125%, due 05/15/27[7]	15,000	15,319
Boyd Gaming Corp.
6.375%, due 04/01/26	100,000	107,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24	90,000	93,150
5.375%, due 04/15/27[7]	30,000	31,010
Eagle II Acquisition Co. LLC
6.000%, due 04/01/25[7]	95,000	98,206
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	160,000	170,400
5.375%, due 11/01/23	80,000	86,400
Isle of Capri Casinos, Inc.
5.875%, due 03/15/21	112,000	115,640
MGM Resorts International
6.625%, due 12/15/21	50,000	56,125
8.625%, due 02/01/19	110,000	121,550
Regal Entertainment Group
5.750%, due 03/15/22	165,000	172,425
Scientific Games International, Inc.
7.000%, due 01/01/22[7]	125,000	133,827
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[7]	55,000	58,575
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[7]	70,000	72,800
		1,473,083
Gas pipelines—0.14%
Kinder Morgan, Inc.
3.050%, due 12/01/19	500,000	509,800
5.550%, due 06/01/45	625,000	661,896
		1,171,696
Health care providers & services—0.11%
Abbott Laboratories
4.900%, due 11/30/46	470,000	491,648

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Health care providers & services—(concluded)
Fresenius Medical Care US Finance II, Inc.
5.875%, due 01/31/22[7]	115,000	126,069
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[7]	110,000	120,175
Hologic, Inc.
5.250%, due 07/15/22[7]	70,000	73,762
LifePoint Health, Inc.
5.875%, due 12/01/23	35,000	36,138
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.500%, due 04/15/25[7]	40,000	36,400
		884,192
Health facilities—0.02%
DaVita, Inc.
5.000%, due 05/01/25	45,000	45,338
5.125%, due 07/15/24	40,000	41,125
Universal Health Services, Inc.
4.750%, due 08/01/22[7]	40,000	41,126
5.000%, due 06/01/26[7]	15,000	15,450
		143,039
Hotels, restaurants & leisure—0.48%
Starbucks Corp.
2.700%, due 06/15/22	1,900,000	1,943,860
4.300%, due 06/15/45	1,900,000	2,034,301
		3,978,161
Insurance—0.42%
American International Group, Inc.
3.375%, due 08/15/20	1,500,000	1,544,616
MetLife, Inc.
5.250%, due 06/15/20[3,10]	1,900,000	1,973,150
		3,517,766
IT consulting & services—0.14%
Hewlett Packard Enterprise Co.
2.450%, due 10/05/17[8]	667,000	668,737
4.900%, due 10/15/25[8]	480,000	504,344
		1,173,081
Lodging—0.04%
NCL Corp. Ltd.
4.625%, due 11/15/20[7]	255,000	261,375

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Lodging—(concluded)
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	60,000		66,150
			327,525
Machinery—0.03%
Case New Holland Industrial, Inc.
7.875%, due 12/01/17	53,000		54,921
CNH Industrial Capital LLC
4.375%, due 04/05/22	35,000		35,684
CNH Industrial NV
4.500%, due 08/15/23	45,000		46,057
Oshkosh Corp.
5.375%, due 03/01/22	15,000		15,600
5.375%, due 03/01/25	15,000		15,638
Sensata Technologies BV
4.875%, due 10/15/23[7]	70,000		70,700
Zebra Technologies Corp.
7.250%, due 10/15/22	35,000		37,844
			276,444
Media—1.91%
Altice Luxembourg SA
7.250%, due 05/15/22[6]	EUR	1,700,000	1,956,437
7.750%, due 05/15/22[7]	160,000		170,000
CBS Radio, Inc.
7.250%, due 11/01/24[7,9]	1,500,000		1,631,250
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22	3,400,000		3,617,498
4.908%, due 07/23/25	1,110,000		1,190,306
5.375%, due 05/01/47[7]	690,000		705,871
6.484%, due 10/23/45	845,000		989,198
CSC Holdings LLC
7.625%, due 07/15/18	50,000		52,938
DISH DBS Corp.
5.875%, due 11/15/24	120,000		125,850
6.750%, due 06/01/21	65,000		70,688
7.750%, due 07/01/26	45,000		52,706
Gray Television, Inc.
5.125%, due 10/15/24[7]	55,000		55,138
5.875%, due 07/15/26[7]	20,000		20,700
Lamar Media Corp.
5.750%, due 02/01/26	45,000		48,994
Liberty Interactive LLC
8.500%, due 07/15/29	50,000		55,625

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
Match Group, Inc.
6.750%, due 12/15/22	40,000	41,825
MDC Partners, Inc.
6.500%, due 05/01/24[7]	60,000	58,500
Netflix, Inc.
4.375%, due 11/15/26[7]	75,000	73,875
5.500%, due 02/15/22	85,000	90,950
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[7]	125,000	128,672
Sinclair Television Group, Inc.
5.125%, due 02/15/27[7]	75,000	74,437
5.625%, due 08/01/24[7]	70,000	72,790
Sirius XM Radio, Inc.
4.250%, due 05/15/20[7]	65,000	65,650
5.375%, due 07/15/26[7]	95,000	97,256
Symantec Corp.
5.000%, due 04/15/25[7]	45,000	46,519
Time Warner Cable LLC
6.750%, due 07/01/18	1,700,000	1,792,607
Univision Communications, Inc.
5.125%, due 05/15/23[7]	245,000	248,981
UPCB Finance IV Ltd.
5.375%, due 01/15/25[7]	200,000	203,500
Viacom, Inc.
4.375%, due 03/15/43	900,000	800,579
5.875%, due 02/28/57[3]	950,000	980,875
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[7]	110,000	116,737
6.000%, due 04/01/23	40,000	42,500
Ziggo Secured Finance BV
5.500%, due 01/15/27[7]	180,000	184,950
		15,864,402
Media-cable—0.18%
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,200,000	1,508,527

Medical providers—0.50%
HCA, Inc.
4.750%, due 05/01/23	55,000	57,750
5.000%, due 03/15/24	190,000	201,638
5.250%, due 06/15/26	85,000	90,631
5.875%, due 03/15/22	200,000	221,750
6.500%, due 02/15/20	2,999,000	3,291,582
7.500%, due 02/15/22	50,000	57,520

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Medical providers—(concluded)
Tenet Healthcare Corp.
4.375%, due 10/01/21	30,000	29,963
4.750%, due 06/01/20	60,000	60,900
7.500%, due 01/01/22[7]	95,000	101,650
		4,113,384
Metals & mining—0.13%
First Quantum Minerals Ltd.
7.250%, due 04/01/23[7]	225,000	229,078
FMG Resources August 2006 Pty Ltd.
9.750%, due 03/01/22[7]	115,000	132,322
Freeport-McMoRan, Inc.
3.550%, due 03/01/22	60,000	56,400
3.875%, due 03/15/23	160,000	148,400
4.000%, due 11/14/21	50,000	49,063
5.400%, due 11/14/34	110,000	97,900
Hudbay Minerals, Inc.
7.250%, due 01/15/23[7]	70,000	74,462
7.625%, due 01/15/25[7]	90,000	96,412
Novelis Corp.
5.875%, due 09/30/26[7]	55,000	56,513
Teck Resources Ltd.
4.750%, due 01/15/22	50,000	51,750
6.250%, due 07/15/41	95,000	100,700
		1,093,000
Oil & gas—1.16%
Apache Corp.
4.750%, due 04/15/43	185,000	188,320
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.000%, due 04/01/22[7]	55,000	56,719
Concho Resources, Inc.
5.500%, due 04/01/23	85,000	88,134
Continental Resources, Inc.
3.800%, due 06/01/24	140,000	131,600
4.500%, due 04/15/23	45,000	44,325
4.900%, due 06/01/44	30,000	26,025
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.750%, due 04/01/25[7]	55,000	57,063
6.250%, due 04/01/23[8]	175,000	182,656
Energy Transfer Equity LP
5.500%, due 06/01/27	25,000	26,875
5.875%, due 01/15/24	10,000	10,775
7.500%, due 10/15/20	155,000	174,666
Ferrellgas LP/Ferrellgas Finance Corp.
6.750%, due 06/15/23[8]	75,000	72,375

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(continued)
Hess Corp.
4.300%, due 04/01/27	775,000	772,902
KazMunayGas National Co. JSC
7.000%, due 05/05/20[6]	250,000	274,443
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	1,800,000	1,939,477
6.850%, due 02/15/20	1,000,000	1,114,130
Laredo Petroleum, Inc.
5.625%, due 01/15/22	70,000	70,263
6.250%, due 03/15/23	55,000	55,550
Newfield Exploration Co.
5.375%, due 01/01/26	60,000	62,925
5.625%, due 07/01/24	75,000	79,266
5.750%, due 01/30/22	40,000	42,500
Noble Energy, Inc.
5.250%, due 11/15/43	715,000	747,997
Oasis Petroleum, Inc.
6.875%, due 03/15/22	125,000	126,562
PDC Energy, Inc.
6.125%, due 09/15/24[7]	70,000	71,750
Petroleos Mexicanos
6.875%, due 08/04/26	28,000	31,290
Phillips 66
1.886%, due 04/15/20[3,4,7]	2,000,000	2,002,982
Precision Drilling Corp.
5.250%, due 11/15/24	85,000	81,813
6.500%, due 12/15/21	55,000	55,688
6.625%, due 11/15/20	29,895	30,348
Range Resources Corp.
4.875%, due 05/15/25	15,000	14,400
5.000%, due 08/15/22[7]	40,000	39,550
5.000%, due 03/15/23[7]	285,000	282,150
5.750%, due 06/01/21[7]	50,000	51,500
SM Energy Co.
5.000%, due 01/15/24	205,000	193,212
6.125%, due 11/15/22	20,000	20,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	160,000	158,400
5.125%, due 02/01/25[7]	65,000	67,113
5.375%, due 02/01/27[7]	70,000	73,150

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
WPX Energy, Inc.
5.250%, due 09/15/24	70,000		68,600
			9,587,794
Packaging & containers—0.12%
Ball Corp.
5.000%, due 03/15/22	185,000		197,487
Berry Plastics Corp.
5.500%, due 05/15/22	210,000		219,450
BWAY Holding Co.
5.500%, due 04/15/24[7]	65,000		65,731
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
4.658%, due 07/15/21[3,7]	135,000		138,038
5.125%, due 07/15/23[7]	210,000		218,925
5.750%, due 10/15/20	70,000		72,100
Sealed Air Corp.
5.500%, due 09/15/25[7]	75,000		80,250
			991,981
Personal & household products—0.02%
Edgewell Personal Care Co.
4.700%, due 05/19/21	25,000		26,500
4.700%, due 05/24/22	155,000		165,128
			191,628
Pharmaceuticals—1.73%
AbbVie, Inc.
3.200%, due 05/14/26	3,500,000		3,410,785
4.450%, due 05/14/46	430,000		417,513
Actavis Funding SCS
3.450%, due 03/15/22	1,400,000		1,439,392
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 02/01/25[7,8]	200,000		168,900
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[7,8]	105,000		90,038
Mylan NV
3.950%, due 06/15/26	600,000		593,442
Shire Acquisitions Investments Ireland DAC
1.900%, due 09/23/19	3,800,000		3,778,883
Teva Pharmaceutical Finance Netherlands III BV
2.200%, due 07/21/21	975,000		947,680
Valeant Pharmaceuticals International, Inc.
4.500%, due 05/15/23[6]	EUR	1,600,000	1,224,791
5.875%, due 05/15/23[7]	130,000		96,037
6.125%, due 04/15/25[7]	130,000		95,973

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
6.500%, due 03/15/22[7]	75,000	76,781
6.750%, due 08/15/18[7,9]	291,000	290,272
7.000%, due 03/15/24[7]	1,700,000	1,734,000
		14,364,487
Pipelines—1.60%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24[7]	155,000	158,487
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25[7]	80,000	85,200
DCP Midstream Operating LP
2.500%, due 12/01/17	85,000	85,106
4.750%, due 09/30/21[7]	30,000	30,675
5.350%, due 03/15/20[7]	25,000	26,094
5.600%, due 04/01/44	35,000	33,425
5.850%, due 05/21/43[3,7]	30,000	28,650
6.450%, due 11/03/36[7]	35,000	37,538
6.750%, due 09/15/37[7]	55,000	60,261
8.125%, due 08/16/30	15,000	17,550
Energy Transfer Partners LP
6.125%, due 12/15/45	600,000	651,806
6.500%, due 02/01/42	1,000,000	1,110,731
EQT Midstream Partners LP
4.125%, due 12/01/26	2,300,000	2,319,729
Nustar Logistics LP
5.625%, due 04/28/27	25,000	25,759
ONEOK, Inc.
6.000%, due 06/15/35	55,000	57,888
7.500%, due 09/01/23	50,000	59,146
Regency Energy Partners LP/Regency Energy Finance Corp.
5.500%, due 04/15/23	135,000	140,547
5.750%, due 09/01/20	1,000,000	1,083,429
Rockies Express Pipeline LLC
5.625%, due 04/15/20[7]	110,000	117,590
6.850%, due 07/15/18[7]	5,000	5,243
6.875%, due 04/15/40[7]	65,000	69,469
7.500%, due 07/15/38[7]	60,000	66,300
Sabine Pass Liquefaction LLC
5.750%, due 05/15/24	5,800,000	6,411,146
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 11/15/23	130,000	128,375
Southern Gas Corridor CJSC
6.875%, due 03/24/26[6]	200,000	221,000

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.750%, due 04/15/25	80,000		81,000
The Williams Cos., Inc.
4.550%, due 06/24/24	70,000		71,662
5.750%, due 06/24/44	45,000		46,575
The Williams Cos., Inc., Series A
7.500%, due 01/15/31	30,000		35,475
			13,265,856
Real estate—0.40%
EPR Properties
5.750%, due 08/15/22	525,000		577,120
Equinix, Inc.
5.875%, due 01/15/26	70,000		75,425
ESH Hospitality, Inc.
5.250%, due 05/01/25[7]	190,000		192,375
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, due 05/01/24	60,000		64,725
MPT Operating Partnership LP/MPT Finance Corp.
5.250%, due 08/01/26	35,000		35,875
5.500%, due 05/01/24	150,000		157,875
6.375%, due 02/15/22	60,000		62,025
6.375%, due 03/01/24	85,000		92,012
Omega Healthcare Investors, Inc.
4.500%, due 01/15/25	345,000		346,483
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, due 03/20/22[7]	300,000		304,122
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875%, due 06/01/23[7]	90,000		90,900
Sabra Health Care LP/Sabra Capital Corp.
5.500%, due 02/01/21	160,000		167,000
Vesteda Finance BV MTN
2.500%, due 10/27/22[6]	EUR	1,000,000	1,174,483
			3,340,420
Rental auto/equipment—0.01%
United Rentals North America, Inc.
5.750%, due 11/15/24	55,000		57,956

Retail—0.05%
1011778 BC ULC/New Red Finance, Inc.
4.625%, due 01/15/22[7]	40,000		41,212

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Retail—(concluded)
Dollar Tree, Inc.
5.750%, due 03/01/23	95,000	100,795
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, due 06/01/26[7]	60,000	61,500
L Brands, Inc.
5.625%, due 10/15/23	45,000	47,241
QVC, Inc.
5.125%, due 07/02/22	50,000	52,414
5.450%, due 08/15/34	75,000	69,369
Rite Aid Corp.
6.125%, due 04/01/23[7]	60,000	59,400
		431,931
Retail-specialty—0.02%
Penske Automotive Group, Inc.
5.375%, due 12/01/24	80,000	80,600
Sally Holdings LLC/Sally Capital, Inc.
5.750%, due 06/01/22	70,000	72,100
		152,700
Software—0.15%
Microsoft Corp.
4.500%, due 02/06/57	555,000	577,456
MSCI, Inc.
5.250%, due 11/15/24[7]	130,000	137,800
5.750%, due 08/15/25[7]	100,000	107,750
Nuance Communications, Inc.
5.375%, due 08/15/20[7]	43,000	43,914
6.000%, due 07/01/24[7]	125,000	131,875
Open Text Corp.
5.875%, due 06/01/26[7]	95,000	101,412
Rackspace Hosting, Inc.
8.625%, due 11/15/24[7]	160,000	169,400
		1,269,607
Special purpose entity—1.49%
CVS Pass-Through Trust
4.704%, due 01/10/36[7]	3,264,710	3,431,536
Daimler Finance North America LLC
1.882%, due 08/03/17[3,7]	3,800,000	3,806,916
2.000%, due 08/03/18[7]	2,900,000	2,906,896

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(continued)
Special purpose entity—(concluded)
2.250%, due 09/03/19[7]	2,150,000	2,158,018
		12,303,366
Steel producers/products—0.11%
ArcelorMittal
7.750%, due 10/15/39[8]	280,000	319,900
Vale Overseas Ltd.
6.250%, due 08/10/26	515,000	562,792
		882,692
Telecom-integrated/services—0.08%
Frontier Communications Corp.
7.625%, due 04/15/24	345,000	295,837
8.500%, due 04/15/20	45,000	47,588
9.000%, due 08/15/31	10,000	8,550
9.250%, due 07/01/21	65,000	66,314
11.000%, due 09/15/25	200,000	192,750
Hughes Satellite Systems Corp.
6.500%, due 06/15/19	45,000	48,656
		659,695
Telecommunication services—0.29%
Altice US Finance I Corp.
5.500%, due 05/15/26[7]	175,000	180,906
CommScope Technologies LLC
6.000%, due 06/15/25[7]	135,000	143,944
Sprint Capital Corp.
6.900%, due 05/01/19[9]	1,820,000	1,954,225
8.750%, due 03/15/32	125,000	153,827
		2,432,902
Telecommunications—0.85%
Embarq Corp.
7.995%, due 06/01/36	225,000	229,219
Qwest Corp.
6.875%, due 09/15/33	125,000	125,046
SFR Group SA
6.000%, due 05/15/22[7]	325,000	338,812
7.375%, due 05/01/26[7]	800,000	842,000
Telecom Italia Capital SA
6.000%, due 09/30/34	35,000	35,787
7.175%, due 06/18/19	65,000	71,484
Verizon Communications, Inc.
4.125%, due 08/15/46	405,000	353,179
4.600%, due 04/01/21	1,000,000	1,077,480
4.672%, due 03/15/55	675,000	618,415

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate notes—(continued)
Telecommunications—(concluded)
Virgin Media Finance PLC
6.000%, due 10/15/24[7]	240,000		251,400
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[7]	GBP	2,200,000	2,920,184
Wind Acquisition Finance SA
4.750%, due 07/15/20[7]	215,000		218,494
			7,081,500
Telecommunications equipment—0.00%†
CDW LLC/CDW Finance Corp.
5.000%, due 09/01/25	25,000		25,625

Telephone-integrated—0.02%
Level 3 Financing, Inc.
5.375%, due 08/15/22	155,000		160,069

Tobacco—0.51%
Imperial Brands Finance PLC
3.500%, due 02/11/23[7]	3,755,000		3,832,147
Reynolds American, Inc.
4.450%, due 06/12/25	405,000		431,913
			4,264,060
Transportation services—0.23%
AP Moller - Maersk A/S
2.550%, due 09/22/19[7]	1,700,000		1,709,722
Transnet SOC Ltd.
4.000%, due 07/26/22[6]	200,000		195,020
			1,904,742
Utilities—0.49%
Dominion Resources, Inc.
5.750%, due 10/01/54[3]	1,000,000		1,048,750
HD Supply, Inc.
5.250%, due 12/15/21[7]	85,000		89,675
5.750%, due 04/15/24[7]	40,000		42,500
IPALCO Enterprises, Inc.
3.450%, due 07/15/20	2,800,000		2,842,000
			4,022,925
Wireless telecommunication services—0.13%
CenturyLink, Inc.
5.625%, due 04/01/20	70,000		74,288
5.800%, due 03/15/22	25,000		26,156
6.750%, due 12/01/23	30,000		32,138

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate notes—(concluded)
Wireless telecommunication services—(concluded)
Sprint Corp.
7.125%, due 06/15/24	200,000	217,500
7.250%, due 09/15/21	150,000	164,062
Telefonica Emisiones SAU
4.103%, due 03/08/27	570,000	584,635
		1,098,779
Wireless telecommunications—0.43%
AT&T, Inc.
3.800%, due 03/15/22	975,000	1,011,970
4.750%, due 05/15/46	1,145,000	1,074,874
5.700%, due 03/01/57	1,065,000	1,121,522
T-Mobile USA, Inc.
5.375%, due 04/15/27	35,000	37,450
6.000%, due 03/01/23	180,000	191,644
6.125%, due 01/15/22	90,000	95,063
		3,532,523
Total corporate notes (cost—$337,720,674)		342,272,091

Loan assignments[3]—2.66%
Airlines—0.08%
American Airlines, Inc. 2016 Term Loan B
3.494%, due 12/14/23	340,000	340,320
United Airlines, Inc. 2017 Term Loan B
3.422%, due 03/21/24	330,000	330,531
		670,851
Broadcast—0.24%
AlixPartners LLP 2017 Term Loan B
4.150%, due 07/28/22	330,000	332,709
Capital Automotive LP 2017 1st Lien Term Loan
4.000%, due 03/24/24	330,000	332,475
Gates Global LLC 2017 Term Loan B
4.408%, due 04/01/24	330,000	331,485
Infor (US), Inc. Term Loan B6
3.897%, due 02/01/22	330,000	329,228
Numericable Group SA Term Loan B11
0.000%, due 06/21/25[12]	330,000	328,258

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[3]—(continued)
Broadcast—(concluded)
UPC Financing Partnership Term Loan AP
3.744%, due 04/15/25	330,000	331,033
		1,985,188
Chemicals—0.08%
Axalta Coating Systems US Holdings, Inc. Term Loan B1
3.647%, due 02/01/23	339,150	342,311
Huntsman International LLC Term Loan B2
3.993%, due 04/01/23	273,625	276,876
		619,187
Commercial services & supplies—0.12%
Bright Horizons Family Solutions, Inc. 2016 Term Loan B
3.743%, due 11/07/23	330,372	332,850
Garda World Security Corp. 2016 Term Loan B
4.000%, due 11/07/20	344,138	343,793
TransUnion LLC Term Loan B2
3.493%, due 04/09/23	329,153	331,786
		1,008,429
Computer software & services—0.08%
BMC Software Finance, Inc. 2017 Term Loan
0.000%, due 09/13/22[12]	330,000	331,752
Change Healthcare Holdings, Inc. 2017 Term Loan B
3.750%, due 03/01/24	330,000	330,868
		662,620
Computers & peripherals—0.04%
Dell, Inc. 2017 Term Loan B
3.500%, due 09/07/23	329,175	330,334

Electric utilities—0.04%
Talen Energy Supply LLC 2017 Term Loan B2
5.000%, due 04/15/24	330,000	327,112

Electric-generation—0.04%
Vistra Operations Co. LLC 2016 Term Loan B2
4.244%, due 12/14/23	344,138	345,215

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[3]—(continued)
Finance-other—0.02%
Flying Fortress, Inc. Term Loan
3.397%, due 04/30/20	150,000	151,232

Food products—0.02%
Albertsons LLC 2016 Term Loan B4
3.993%, due 08/22/21	174,563	175,126

Food-wholesale—0.04%
Pinnacle Foods Finance LLC 2017 Term Loan B
2.983%, due 02/02/24	329,175	331,025

Gaming—0.08%
Caesars Entertainment Operating Co. Exit Term Loan
0.000%, due 03/31/24[12]	330,000	328,020
CityCenter Holdings LLC 2017 Term Loan B
3.494%, due 04/18/24	330,000	330,412
		658,432
Health care providers & services—0.04%
Envision Healthcare Corp. 2016 Term Loan B
4.150%, due 12/01/23	334,369	337,462

Hotels, restaurants & leisure—0.12%
Eldorado Resorts LLC 2017 Term Loan B
0.000%, due 04/17/24[12]	330,000	329,175
Four Seasons Holdings, Inc. 1st Lien Term Loan
4.417%, due 11/30/23	344,138	347,885
Yum! Brands, Inc. 1st Lien Term Loan B
2.994%, due 06/16/23	330,000	331,650
		1,008,710
Industrial-other—0.04%
Rexnord LLC 2016 Term Loan B
3.750%, due 08/21/23	344,138	345,184

IT consulting & services—0.04%
Gartner, Inc. 2016 Term Loan A
2.993%, due 03/20/22	330,000	331,237

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[3]—(continued)
Lodging—0.55%
Hilton Worldwide Finance LLC Term Loan B1
3.500%, due 10/26/20	306,419	308,925
Hilton Worldwide Finance LLC Term Loan B2
2.990%, due 10/25/23	4,166,120	4,200,199
		4,509,124
Media—0.16%
CSC Holdings LLC 2017 1st Lien Term Loan
0.000%, due 07/15/25[12]	330,000	329,706
Gray Television, Inc. 2017 Term Loan B
3.483%, due 02/07/24	329,175	331,479
Nielsen Finance LLC Term Loan B4
3.000%, due 10/04/23	330,000	331,238
Sinclair Television Group, Inc. Term Loan B2
3.250%, due 01/03/24	339,150	339,574
		1,331,997
Oil & gas—0.08%
Energy Transfer Equity LP 2017 Term Loan B
3.733%, due 02/02/24	330,000	330,686
TPF II Power LLC Term Loan B
5.000%, due 10/02/23	330,000	331,858
		662,544
Oil, gas & consumable fuel—0.04%
Kenan Advantage Group, Inc. 2015 Term Loan
4.000%, due 07/31/22	329,165	329,373

Packaging & containers—0.07%
BWAY Holding Co. 2017 Term Loan B
6.750%, due 04/03/24	330,000	327,819
Signode Industrial Group US, Inc. Term Loan B
3.750%, due 05/01/21	196,458	197,195
		525,014
Pharmaceuticals—0.08%
RPI Finance Trust Term Loan B6
3.153%, due 03/27/23	330,000	331,033

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[3]—(continued)
Pharmaceuticals—(concluded)
Valeant Pharmaceuticals International, Inc. Term Loan B
5.740%, due 04/01/22	324,945	326,806
		657,839
Real estate—0.04%
ESH Hospitality, Inc. 2017 Term Loan B
3.493%, due 08/30/23	329,175	330,683

Retail-specialty—0.04%
Bass Pro Group LLC Term Loan B
6.147%, due 12/16/23	345,000	335,706

Semiconductor equipment & products—0.03%
ON Semiconductor Corp. 2017 Term Loan B
3.243%, due 03/31/23	250,258	251,314

Software—0.04%
Avast Software BV 2017 Term Loan B
0.000%, due 09/30/23[12]	330,000	333,026

Support-services—0.08%
ServiceMaster Co. 2016 Term Loan B
3.482%, due 11/08/23	344,138	347,796
TMS International Corp. New Term Loan B
4.557%, due 10/16/20	329,136	331,604
		679,400
Telecommunication services—0.22%
Altice US Finance I Corp. 2017 Incremental Term Loan
0.000%, due 01/25/25[12]	330,000	329,657
Consolidated Communications, Inc. Delayed Draw Term Loan B2
0.000%, due 10/05/23[12]	345,000	346,725
Telenet International Finance Sarl Term Loan AF
3.965%, due 01/31/25	345,000	345,486
Telenet International Finance Sarl Term Loan AI
0.000%, due 06/30/25[12]	330,000	330,825

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[3]—(concluded)
Telecommunication services—(concluded)
Telesat Canada 2017 Term Loan B
4.150%, due 11/17/23	468,825	472,107
		1,824,800
Telecommunications—0.03%
Greeneden US Holdings II LLC 2017 Term Loan B
5.158%, due 12/01/23	274,331	276,320

Wireless telecommunication services—0.08%
Sprint Communications, Inc. 1st Lien Term Loan B
3.500%, due 02/02/24	330,000	330,208
Virgin Media Bristol LLC Term Loan I
3.744%, due 01/31/25	345,000	346,214
		676,422
Total loan assignments (cost—$21,827,739)		22,010,906

Non-US government obligations—2.01%
Argentine Republic Government International Bond
2.500%, due 12/31/38[8]	500,000	332,500
Bermuda Government International Bond
4.854%, due 02/06/24[6]	200,000	212,019
Brazilian Government International Bond
4.875%, due 01/22/21	220,000	232,925
8.250%, due 01/20/34	100,000	127,000
7.125%, due 01/20/37	35,000	40,600
Colombia Government International Bond
8.125%, due 05/21/24	100,000	127,300
Croatia Government International Bond
6.750%, due 11/05/19[6]	200,000	217,600
6.625%, due 07/14/20[6]	100,000	110,000
Dominican Republic International Bond
6.600%, due 01/28/24[6]	100,000	110,750
6.850%, due 01/27/45[6]	100,000	106,375
Ecuador Government International Bond
7.950%, due 06/20/24[6]	200,000	191,000
Egypt Government International Bond
6.875%, due 04/30/40[6]	100,000	94,900
Hungary Government International Bond
7.625%, due 03/29/41	150,000	221,625
Indonesia Government International Bond
4.125%, due 01/15/25[6]	200,000	206,000
7.750%, due 01/17/38[6]	100,000	137,250

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Non-US government obligations—(continued)
Ivory Coast Government International Bond
5.750%, due 12/31/32[6,8]	235,200		226,380
Japan Finance Organization for Municipalities
2.125%, due 04/13/21[7]	2,000,000		1,966,210
2.625%, due 04/20/22[4,7]	2,500,000		2,503,632
Japan International Cooperation Agency
2.750%, due 04/27/27	1,300,000		1,291,761
Kuwait International Government Bond
2.750%, due 03/20/22[7]	1,700,000		1,715,300
Mexico Government International Bond
5.550%, due 01/21/45	260,000		286,650
Morocco Government International Bond
4.250%, due 12/11/22[6]	200,000		208,600
New Zealand Government Bond
2.500%, due 09/20/35[6]	NZD	900,000	656,642
Nigeria Government International Bond
6.750%, due 01/28/21[6]	200,000		212,189
Panama Government International Bond
6.700%, due 01/26/36	50,000		64,625
Poland Government International Bond
3.250%, due 04/06/26	200,000		199,340
Resolution Funding Corp. Interest Strip
0.000%, due 04/15/29[13]	885,000		619,637
Romanian Government International Bond
4.875%, due 01/22/24[6]	50,000		54,438
Russian Foreign Bond
5.000%, due 04/29/20[6]	200,000		213,750
Serbia International Bond
4.875%, due 02/25/20[6]	200,000		208,500
Slovenia Government International Bond
5.250%, due 02/18/24[6]	200,000		227,385
South Africa Government Bond
6.500%, due 02/28/41	ZAR	48,530,000	2,587,564
South Africa Government International Bond
6.875%, due 05/27/19	100,000		108,254
Sri Lanka Government International Bond
6.250%, due 07/27/21[6]	200,000		211,750
Turkey Government International Bond
5.625%, due 03/30/21	110,000		116,571
5.125%, due 03/25/22	250,000		259,062
7.375%, due 02/05/25	100,000		116,250

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Non-US government obligations—(concluded)
Uruguay Government International Bond
5.100%, due 06/18/50	112,500	111,937
Total non-US government obligations (cost—$17,382,099)		16,634,271

Municipal bonds and notes—1.92%
Education—0.10%
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000	102,935
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
4.332%, due 01/01/21[13]	780,000	737,241
		840,176
General obligation—0.19%
California State (Build America Bonds)
7.500%, due 04/01/34	1,100,000	1,551,517

Media & Photography—0.68%
Alabama Economic Settlement Authority, Series B
3.163%, due 09/15/25	2,000,000	2,020,900
City of Chicago, Series B
7.375%, due 01/01/33	2,200,000	2,213,794
State of Illinois
5.877%, due 03/01/19	1,335,000	1,394,207
		5,628,901
Transportation—0.72%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,200,000	1,655,988
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,469,985
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	842,450
		5,968,423
Utilities—0.23%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	111,283

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Municipal bonds and notes—(concluded)
Utilities—(concluded)
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,830,390
		1,941,673
Total municipal bonds and notes (cost—$14,275,359)		15,930,690

Time deposits—1.45%
Abbey National
1.400%, due 07/07/17	2,100,000	2,100,000
Credit Suisse
1.920%, due 09/12/17	3,500,000	3,500,000
Natixis
1.400%, due 07/03/17	2,900,000	2,892,895
Sumitomo Mitsui Banking Corp.
1.831%, due 09/15/17	3,500,000	3,500,000
Total time deposits (cost—$11,992,895)		11,992,895

Repurchase agreement—0.86%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $7,175,458 US Treasury Note, 2.000% due 08/31/21; (value—$7,274,659); proceeds: $7,132,030 (cost—$7,132,000)	7,132,000	7,132,000

	Number of Contracts
Options purchased—0.00%†
Put options—0.00%†
90-Day Eurodollar Futures, strike @ $98.5, expires 06/19/17	939	5,869
US Treasury Note 5 Year Futures, strike @ $109, expires 05/26/17	1,095	1,095
US Treasury Note 10 Year Futures, strike @ $112, expires 05/26/17	637	637
Total options purchased (cost—$41,136)		7,601

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Notional Amount		Value ($)
Swaptions purchased[4]—0.02%
Put swaptions—0.02%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.905%, expires 08/20/18 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/22/48	USD	3,600,000	144,507
3 Month USD LIBOR Interest Rate Swap, strike @ 2.940%, expires 08/20/18 (Counterparty: GSB; pay floating rate); underlying swap terminates 08/22/48	USD	1,200,000	45,311
Total swaptions purchased (cost—$472,360)			189,818

	Number of Shares
Investment of cash collateral from securities loaned—0.53%
Money market fund—0.53%
State Street Institutional U.S. Government Money Market Fund (cost—$4,357,623)	4,357,623		4,357,623
Total investments (cost—$971,608,278)[14]—118.16%			979,199,196
Liabilities in excess of other assets—(18.16)%			(150,506,352)
Net assets—100.00%			$828,692,844

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,411,067
Gross unrealized depreciation	(15,820,149)
Net unrealized appreciation	$7,590,918

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Foreign exchange options written

Notional amount (000)		Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	2,700	USD Call/BRL Put, strike @ BRL 3.20	GSI	06/05/17	35,910	(48,611)	(12,701)
USD	1,300	USD Call/BRL Put, strike @ BRL 4.25	DBI	11/17/17	37,960	(4,280)	33,680
USD	5,100	USD Call/BRL Put, strike @ BRL 3.55	CSI	10/02/17	76,500	(72,598)	3,902
USD	4,100	USD Call/BRL Put, strike @ BRL 3.51	JPMCB	09/27/17	63,550	(64,538)	(988)
USD	1,700	USD Call/ZAR Put, strike @ ZAR 14.50	HSBC	05/11/17	12,359	(699)	11,660
USD	500	USD Call/ZAR Put, strike @ ZAR 13.58	HSBC	06/27/17	6,350	(11,893)	(5,543)
USD	1,400	USD Call/BRL Put, strike @ BRL 3.55	GSI	06/01/17	11,900	(6,126)	5,774
USD	4,700	USD Call/BRL Put, strike @ BRL 3.38	CSI	06/26/17	47,000	(36,397)	10,603
USD	2,900	USD Call/BRL Put, strike @ BRL 14.00	JPMCB	05/02/17	27,405	(113)	27,292
USD	2,000	USD Call/BRL Put, strike @ BRL 6.30	CSI	01/11/18	106,500	(218)	106,282
					425,434	(245,473)	179,961

Foreign exchange options written activity for the period ended April 30, 2017 was as follows:

Premiums
received ($)
Foreign exchange options outstanding at July 31, 2016	530,831
Foreign exchange options written	1,058,858
Foreign exchange options exercised	(259,326)
Foreign exchange options terminated in closing purchase transactions	(89,267)
Foreign exchange options expired prior to exercise	(815,662)
Foreign exchange options outstanding at April 30, 2017	425,434

Options written

Notional amount (000)		Put options	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation($)
USD	5,000	FNMA TBA, 4.000%, strike @ $100.42	05/04/17	20,899	—	20,899
USD	5,000	FNMA TBA, 4.000%, strike @ $100.66	05/04/17	21,680	—	21,680
USD	3,000	FNMA TBA, 4.000%, strike @ $101.20	05/04/17	12,070	(1)	12,069
				54,649	(1)	54,648

Options written activity for the  period  ended April 30, 2017 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2016	290	100,791
Options written	979	255,954
Options exercised	(388)	(107,849)
Options expired prior to exercise	(881)	(248,896)
Options outstanding at April 30, 2017	—	—

	Notional	Premiums
	amount ($)	received ($)
Options outstanding at July 31, 2016	—	—
Options written	27,000,000	99,024
Options exercised	—	—
Options expired prior to exercise	(14,000,000)	(44,375)
Options outstanding at April 30, 2017	13,000,000	54,649

Swaptions written4

Notional amount (000)		Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
USD	15,800	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	MSCI	Pay	08/20/18	352,560	(96,830)	255,730
USD	5,100	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	GSB	Pay	08/20/18	113,591	(31,256)	82,335
						466,151	(128,086)	338,065

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Swaptions written activity for the period ended April 30, 2017 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2016	804,611
Swaptions written	273,360
Swaptions exercised	—
Swaptions terminated in closing purchase transactions	(239,055)
Swaptions expired prior to exercise	(372,765)
Swaptions outstanding at April 30, 2017	466,151

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
39	USD	US Long Bond Futures	June 2017	5,856,063	5,965,781	109,718
2,229	USD	US Treasury Bond 10 Year Futures	June 2017	276,951,177	280,227,094	3,275,917
24	USD	US Treasury Note 2 Year Futures	June 2017	5,190,973	5,198,625	7,652
1,105	USD	US Treasury Note 5 Year Futures	June 2017	129,906,636	130,838,906	932,270
26	USD	US Ultra Long Bond Futures	June 2017	4,146,121	4,236,375	90,254
Interest rate futures buy contracts:
212	EUR	3 Month EURIBOR Futures	September 2017	57,897,804	57,917,630	19,826
274	EUR	German Euro Bund Futures	June 2017	48,606,745	48,286,172	(320,573)
2	USD	Australian Dollar Futures	June 2017	151,558	149,520	(2,038)
4	USD	British Pound Futures	June 2017	313,871	324,100	10,229
				529,020,948	533,144,203	4,123,255

				Proceeds($)
US Treasury futures sell contracts:
12	USD	US Long Bond Futures	June 2017	1,800,901	1,835,625	(34,724)
26	USD	US Ultra Treasury Bond 10 Year Futures	June 2017	3,513,020	3,521,781	(8,761)
Interest rate futures sell contracts:
67	CAD	Canada Government Bond 10 Year Futures	June 2017	6,684,348	6,849,947	(165,599)
13	EUR	German Euro BOBL Futures	June 2017	1,877,698	1,867,256	10,442
9	EUR	German Euro Bund Futures	June 2017	1,592,977	1,586,042	6,935
28	EUR	German Euro Buxl 30 Year Futures	June 2017	5,209,996	5,159,446	50,550
10	EUR	Italian Government Bond Futures	June 2017	1,422,072	1,434,717	(12,645)
407	EUR	Mid-Term Euro-OAT Futures	June 2017	65,340,159	66,430,811	(1,090,652)

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)
128	GBP	United Kingdom Long Gilt Bond Futures	June 2017	20,847,666	21,265,306	(417,640)
123	USD	90-Day Eurodollar Futures	September 2017	30,322,593	30,319,500	3,093
417	USD	90-Day Eurodollar Futures	December 2017	102,811,497	102,701,888	109,609
38	USD	Euro Fx Futures with American Style Options	June 2017	5,102,753	5,187,475	(84,722)
16	USD	Japanese Yen Futures	June 2017	1,792,626	1,798,800	(6,174)
1	USD	Mexican Peso Futures	June 2017	26,406	26,310	96
12	USD	New Zealand Dollar Futures	June 2017	832,703	823,440	9,263
16	USD	South African Rand Futures	June 2017	607,135	592,600	14,535
				249,784,550	251,400,944	(1,616,394)
						2,506,861

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BNP	EUR	16,659,000	USD	17,989,671	05/02/17	(156,973)
BNP	EUR	17,350,000	USD	18,955,864	06/02/17	29,378
BNP	USD	4,466,851	AUD	5,878,000	05/15/17	(66,462)
BNP	USD	18,928,850	EUR	17,350,000	05/02/17	(29,500)
BOA	BRL	4,243,008	USD	1,326,603	05/03/17	(10,177)
BOA	EUR	934,000	USD	1,017,943	05/02/17	537
BOA	SGD	15,256,408	USD	10,861,591	06/23/17	(63,837)
BOA	USD	1,353,000	BRL	4,243,008	05/03/17	(16,220)
BOA	USD	426,831	EUR	400,000	05/02/17	8,889
CITI	AUD	5,875,000	USD	4,484,388	05/15/17	86,245
CITI	EUR	249,000	USD	268,418	05/02/17	(2,817)
CITI	KRW	17,937,572,420	USD	15,857,118	06/23/17	84,912
CSI	BRL	2,868,300	USD	900,000	05/03/17	(3,672)
CSI	TWD	628,308,871	USD	20,563,210	06/23/17	(303,758)
CSI	USD	896,792	BRL	2,868,300	05/03/17	6,880
CSI	USD	311,155	INR	20,439,741	07/20/17	3,110
DB	BRL	14,038,801	USD	4,450,000	05/03/17	27,008
DB	BRL	2,868,615	USD	900,389	05/03/17	(3,383)
DB	BRL	14,038,801	USD	4,373,458	06/02/17	(16,485)
DB	TWD	110,102,745	USD	3,563,196	06/23/17	(93,462)
DB	USD	5,308,479	BRL	16,907,416	05/03/17	18,285

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
GSI	BRL	7,943,377	USD	2,483,547	05/03/17	(19,053)
GSI	BRL	2,485,600	USD	800,000	05/03/17	16,899
GSI	CAD	398,000	USD	298,012	05/02/17	6,443
GSI	GBP	12,752,000	USD	15,856,189	05/02/17	(660,192)
GSI	GBP	12,752,000	USD	16,349,541	06/02/17	(180,194)
GSI	JPY	35,600,000	USD	319,705	05/02/17	350
GSI	USD	3,327,000	BRL	10,428,977	05/03/17	(41,299)
GSI	USD	16,336,633	GBP	12,752,000	05/02/17	179,747
GSI	USD	1,308,571	ZAR	17,569,000	05/05/17	5,646
GSI	ZAR	16,055,205	USD	1,219,000	05/05/17	18,020
HSBC	BRL	14,672,300	USD	4,721,577	05/03/17	98,997
HSBC	USD	4,587,387	BRL	14,672,300	05/03/17	35,192
HSBC	USD	4,685,241	BRL	14,672,300	06/02/17	(97,202)
HSBC	USD	391,001	EUR	368,000	05/02/17	9,861
HSBC	USD	747,000	IDR	10,614,870,000	05/16/17	48,300
JPMCB	BRL	4,591,753	USD	1,435,641	05/03/17	(11,014)
JPMCB	BRL	2,106,153	USD	658,255	06/02/17	(340)
JPMCB	EUR	276,000	USD	295,188	05/02/17	(5,458)
JPMCB	MYR	2,596,159	USD	576,540	06/23/17	(20,179)
JPMCB	NZD	227,000	USD	158,720	05/02/17	2,861
JPMCB	USD	1,463,564	BRL	4,591,753	05/03/17	(16,910)
						(1,131,027)

Centrally cleared credit default swap agreements on corporate issues—sell protection15

Referenced obligations	Notional amount (000)		Termination date	Payments received by the Portfolio (%)[16]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)	Credit spread (%)[17]
Airbus Group Finance BV, bond, 5.500%, due 09/25/18	EUR	1,700	12/20/17	1.000	(5,664)	13,015	7,351	0.10
Barclays Bank PLC, bond	EUR	1,900	06/20/17	1.000	(2,543)	4,794	2,251	0.16
Berkshire Hathaway, Inc. bond, 1.550%, due 02/09/18	USD	2,200	12/20/21	1.000	(16,919)	50,650	33,731	0.51
Exelon Generation Co. LLC, bond, 6.200%, due 10/01/17	USD	2,000	12/20/21	1.000	83,206	(29,585)	53,621	1.37
MetLife, Inc. bond, 4.750%, due 02/08/21	USD	1,900	12/20/21	1.000	21,123	29,465	50,588	0.67
Navient Corp. bond, 5.500%, due 01/15/23	USD	800	12/20/21	5.000	(15,706)	68,167	52,461	3.03

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection15—(concluded)

Referenced obligations	Notional amount (000)		Termination date	Payments received by the Portfolio (%)[16]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)	Credit spread (%)[17]
Sprint Communications, Inc. bond, 7.000%, due 08/15/20	USD	2,800	12/20/19	5.000	(127,574)	274,175	146,601	1.38
Telco PLC, bond, 6.000%, due 12/14/29	EUR	3,000	06/20/22	1.000	149,091	(118,462)	30,629	1.77
Volkswagen International Finance N.V. bond, 5.375%, due 05/22/18	EUR	600	06/20/17	1.000	(284)	1,549	1,265	0.17
Volkswagen International Finance N.V. bond, 5.375%, due 05/22/18	EUR	2,000	12/20/17	1.000	(9,026)	14,355	5,329	0.17
					75,704	308,123	383,827

Centrally cleared credit default swap agreements on credit indices—buy protection18

Referenced obligations	Notional amount (000)		Termination date	Payments made by the Portfolio (%)[16]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CMBX.NA.AAA.8 Index	USD	7,242	06/20/21	5.000	246,261	(669,852)	(423,591)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio (%)[16]	Payments received by the Portfolio[16]	Value($)	Unrealized appreciation (depreciation)($)
CAD	500	12/16/46	1.750	3 Month Canadian Dollar	43,887	50,413
GBP	10,500	09/20/22	1.000	6 Month EURIBOR	(98,290)	(31,586)
GBP	15,800	09/20/27	1.500	6 Month EURIBOR	(585,752)	(192,227)
JPY	3,620,000	03/18/26	0.300	6 Month EURIBOR	(351,330)	(152,217)
JPY	580,000	09/20/27	0.300	6 Month EURIBOR	(31,758)	(1,585)
USD	25,000	12/16/19	2.000	3 Month USD LIBOR	(355,704)	156
USD	4,400	12/16/20	2.000	3 Month USD LIBOR	(56,727)	(50)
USD	20,000	06/21/21	1.250	3 Month USD LIBOR	492,826	(82,417)
USD	23,100	06/28/21	1.450	3 Month USD LIBOR	309,851	309,851
USD	17,400	06/21/22	1.250	3 Month USD LIBOR	610,688	(91,410)
USD	37,400	12/16/22	2.250	3 Month USD LIBOR	(787,920)	(689,483)
USD	800	08/05/25	2.350	3 Month USD LIBOR	(12,438)	(12,438)
USD	100	12/16/25	2.500	3 Month USD LIBOR	(3,304)	(2,544)

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio (%)[16]	Payments received by the Portfolio[16]	Value($)	Unrealized appreciation (depreciation)($)
USD	13,400	06/15/26	2.250	3 Month USD LIBOR	(137,399)	(116,379)
USD	3,300	12/21/26	1.750	3 Month USD LIBOR	125,598	206,550
USD	300	06/21/27	1.500	3 Month USD LIBOR	21,233	(4,089)
USD	26,600	12/16/45	2.750	3 Month USD LIBOR	(1,330,770)	(1,249,153)
USD	2,900	06/15/46	2.500	3 Month USD LIBOR	13,340	133,151
USD	2,500	06/15/46	2.500	3 Month USD LIBOR	(9,056)	(114,644)
					(2,143,025)	(2,040,101)

Credit default swap agreements on corporate issues—sell protection15

						Upfront
		Notional			Payments	payments
	Referenced	amount		Termination	received by	received		Unrealized	Credit
Counterparty	obligations	(000)		dates	the Portfolio(%)[16]	(made)($)	Value($)	appreciation($)	spread(%)[17]
BNP	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,300	03/20/20	1.000	110,811	(23,447)	87,364	1.68
BOA	Anheuser-Busch InBev N.V. bond, 2.250%, due 09/24/20	EUR	1,600	12/20/17	1.000	(5,432)	11,441	6,009	0.17
GSI	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,500	03/20/20	1.000	132,954	(27,054)	105,900	1.68
						238,333	(39,060)	199,273

Credit default swap agreements on credit indices—sell protection15

Counterparty	Referenced obligations	Notional amount (000)		Termination dates	Payments received by the Portfolio (%)[16]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)	Credit spread(%)[17]
BOA	CMBX.NA.AAA.9 Index	USD	3,200	09/17/58	0.500	242,901	(62,534)	180,367	0.76
MSCI	CMBX.NA.AAA.8 Index	USD	4,900	12/20/21	1.000	(84,563)	100,875	16,312	0.56
MSCI	CMBX.NA.AAA.8 Index	USD	1,400	06/20/22	1.000	(22,265)	26,053	3,788	0.74
						136,073	64,394	200,467

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	219,548,028	—	219,548,028
Government national mortgage association certificates	—	24,607	—	24,607
Federal home loan mortgage corporation certificates	—	3,036,649	—	3,036,649
Federal housing administration certificates	—	—	8,212	8,212
Federal national mortgage association certificates	—	85,138,095	14,875	85,152,970
Collateralized mortgage obligations	—	116,010,687	—	116,010,687
Asset-backed securities	—	134,890,148	—	134,890,148
Corporate notes	—	342,272,091	—	342,272,091
Loan assignments	—	22,010,906	—	22,010,906
Non-US government obligations	—	16,634,271	—	16,634,271
Municipal bonds and notes	—	15,930,690	—	15,930,690
Time deposits	—	11,992,895	—	11,992,895
Repurchase agreement	—	7,132,000	—	7,132,000
Options purchased	7,601	—	—	7,601
Swaptions purchased	—	189,818	—	189,818
Investment of cash collateral from securities loaned	—	4,357,623	—	4,357,623
Futures contracts	4,650,389	—	—	4,650,389
Forward foreign currency contracts	—	687,560	—	687,560
Swap agreements	—	2,211,962	—	2,211,962
Total	4,657,990	982,068,030	23,087	986,749,107

Liabilities
Foreign exchange options written	—	(245,473)	—	(245,473)
Options written	—	(1)	—	(1)
Swaptions written	—	(128,086)	—	(128,086)
Futures contracts	(2,143,528)	—	—	(2,143,528)
Forward foreign currency contracts	—	(1,818,587)	—	(1,818,587)
Swap agreements	—	(4,691,382)	—	(4,691,382)
Total	(2,143,528)	(6,883,529)	—	(9,027,057)

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended April 30, 2017:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Asset-backed securities ($)	Total ($)
Beginning balance	1,060,265	9,717	18,660	1,599,938	2,688,580
Purchases	—	—	—	—	—
Sales	(59,974)	(1,493)	(3,936)	(1,600,000)	(1,665,403)
Accrued discounts/(premiums)	—	(44)	—	—	(44)
Total realized gain/(loss)	(38)	(50)	—	—	(88)
Net change in unrealized appreciation/depreciation	103,473	82	151	62	103,768
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(1,103,726)	—	—	—	(1,103,726)
Ending balance	—	8,212	14,875	—	23,087

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017, was $(6,871). Transfers out of Level 3 represent the value at the end of the period. At April 30, 2017, securities were transferred from Level 3 to Level 2 as the valuation is based primarily on observable inputs from an established pricing source.

Portfolio footnotes

†	Amount represents less than 0.005%.
1	In US dollars unless otherwise indicated.
2	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
3	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
4	Illiquid investment at the period end.
5	Security is being fair valued by a valuation committee under the direction of the board of trustees.
6

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

7

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
9	Security, or portion thereof, was on loan at the period end.
10	Perpetual investment. Date shown reflects the next call date.
11	Bond interest in default.

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

12	Position is unsettled. Contract rate was not determined at April 30, 2017 and does not take effect until settlement.
13	Rate shown reflects annualized yield at the period end on zero coupon bond.
14	Includes $4,255,284 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $4,357,623.
15

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

16	Payments made or received are based on the notional amount.
17

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the currentstatus of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required tobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

18

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—98.70%
Alabama—0.45%
Lower Alabama Gas District Gas Project Revenue, Series A
5.000%, due 09/01/31	1,500,000	1,731,750

Arizona—0.92%
Maricopa County Industrial Development Authority (Banner Health Obligation Group), Series A
5.000%, due 01/01/31	3,000,000	3,495,000

Arkansas—0.42%
University of Arkansas, (Fayetteville Campus), Series A
5.000%, due 11/01/29	1,385,000	1,605,437

California—8.14%
California Infrastructure & Economic Development Bank Revenue Refunding (Academy of Motion Picture Arts)
5.000%, due 11/01/28	1,205,000	1,412,670
California State
5.000%, due 09/01/23	1,000,000	1,176,750
5.000%, due 12/01/24	2,000,000	2,389,100
5.000%, due 09/01/25	1,725,000	1,817,098
5.000%, due 08/01/29	3,000,000	3,572,400
5.000%, due 08/01/30	1,000,000	1,182,620
California State Public Works Board Lease Revenue (Judicial Council Project), Series A
5.000%, due 03/01/24	1,750,000	2,040,010
California State Public Works Board Lease Revenue Refunding, Series H
5.000%, due 12/01/23	2,705,000	3,221,844
Los Angeles Department of Airports (Los Angeles International Airport), Series A, AMT
5.000%, due 05/15/32	2,000,000	2,243,180
Los Angeles Department of Water & Power Revenue Power Systems, Series B
5.000%, due 07/01/25	5,000,000	5,587,600
North Natomas Community Facilities District No. 4 Special Tax, Series E
5.000%, due 09/01/19	1,385,000	1,489,997
Northern California Power Agency Refunding (Hydroelectric Project 1), Series A
5.000%, due 07/01/28	1,845,000	2,117,765

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,152,760
Stockton Unified School District (AGM Insured)
5.000%, due 07/01/23	1,270,000	1,481,226
University of California Revenue Unrefunded General, Series Q
5.250%, due 05/15/23	110,000	111,494
		30,996,514
Colorado—2.86%
Denver City & County Airport Revenue
Series A, AMT 5.500%, due 11/15/19	2,500,000	2,757,925
Subseries A, AMT 5.500%, due 11/15/26	7,000,000	8,118,320
		10,876,245
Connecticut—0.57%
Hartford County Metropolitan District Revenue (Green Bonds), Series A
5.000%, due 11/01/29	1,870,000	2,166,245

District of Columbia—0.61%
Metropolitan Washington, Airport Authority Airport System Revenue, Series A, AMT
5.000%, due 10/01/22	2,000,000	2,327,100

Florida—4.96%
Broward Port Facilities Revenue Refunding, Series B, AMT
5.000%, due 09/01/21	2,000,000	2,251,460
Citizens Property Insurance Corp. Revenue, Series A-1
5.000%, due 06/01/25	10,000,000	11,868,300
JEA Electric System Revenue, Series A
5.000%, due 10/01/24	1,200,000	1,406,736
Miami Beach Redevelopment Agency Tax Increment Revenue Refunding
5.000%, due 02/01/28	1,000,000	1,153,520

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Orange County Florida Tourist Development Tax Revenue Refunding, Series B
5.000%, due 10/01/30	1,885,000	2,211,916
		18,891,932
Georgia—1.54%
Atlanta Development Authority Revenue Senior Lien, Series A-1
5.000%, due 07/01/32	2,000,000	2,284,880
Fulton County Development Authority of Georgia Revenue (Piedmont Healthcare, Inc. Project), Series A
5.000%, due 07/01/27	1,500,000	1,776,030
Main Street Natural Gas, Inc. Revenue, Series A
5.500%, due 09/15/28	1,500,000	1,803,015
		5,863,925
Illinois—12.71%
Chicago O’Hare International Airport Revenue Refunding, Series A, AMT
5.000%, due 01/01/29	2,500,000	2,793,150
Chicago O’Hare International Airport Revenue Senior Lien, Series B
5.000%, due 01/01/35	1,750,000	1,958,757
Chicago O’Hare International Airport Revenue, Series A, AMT
5.000%, due 01/01/23	1,150,000	1,289,553
Chicago Waterworks Revenue Second Lien
5.000%, due 11/01/25	1,300,000	1,495,520
Series A (AMBAC Insured) 5.000%, due 11/01/32	1,500,000	1,504,365
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,595,591
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,116,500
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,396,090
Illinois Finance Authority Revenue University of Chicago, Series A
5.000%, due 10/01/29	2,440,000	2,750,100

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Municipal Electric Agency Power Supply System Revenue Refunding, Series A
5.000%, due 02/01/32	2,500,000	2,826,125
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior, Series A-1
5.000%, due 01/01/25	1,250,000	1,371,187
Metropolitan Pier & Exposition Authority Revenue (Mccormick Place Project), Series B
5.000%, due 12/15/22	1,000,000	1,099,940
5.000%, due 12/15/28	2,800,000	2,910,432
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	6,115,000	6,948,108
6.000%, due 06/01/28	2,500,000	2,843,975
Southwestern Illinois Development Authority Health Facility Revenue (Memorial Group, Inc.)
7.125%, due 11/01/30	1,500,000	1,914,525
University of Illinois, (Auxiliary Facilities System), Series A
5.000%, due 04/01/27	4,000,000	4,474,440
University of Illinois, Series A
5.000%, due 04/01/30	1,000,000	1,114,610
		48,402,968
Indiana—0.90%
Indiana Finance Authority Revenue Refunding (Stadium Project), Series A
5.250%, due 02/01/35	1,000,000	1,158,700
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care, Series A
5.000%, due 01/01/30	2,055,000	2,284,174
		3,442,874
Kentucky—0.62%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,356,407

Louisiana—2.87%
East Baton Rouge Sewerage Commission Revenue Refunding, Series B
5.000%, due 02/01/28	1,000,000	1,161,110
New Orleans Aviation Board Revenue, Series B (AGM Insured), AMT
5.000%, due 01/01/28	1,500,000	1,685,640

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Louisiana—(concluded)
State of Louisiana State Highway Improvement Revenue, Series A
5.000%, due 06/15/29	3,500,000	4,047,925
Tobacco Settlement Funding Corp., (Asset-Backed Refunding Bonds), Series A
5.000%, due 05/15/27	4,000,000	4,013,400
		10,908,075
Maryland—0.73%
Maryland Economic Development Corp. (Purple Line Light Rail Project) Revenue Bonds, Series A, AMT
5.000%, due 03/31/24	1,000,000	1,122,630
Maryland Health & Higher Educational Facilities Authority Revenue Peninsula Regional Medical Center
5.000%, due 07/01/32	1,500,000	1,673,850
		2,796,480
Massachusetts—5.43%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), Series A
5.000%, due 06/15/23	2,500,000	2,917,175
5.000%, due 06/15/26	2,250,000	2,727,675
Massachusetts Educational Financing Authority, Series K, AMT
5.000%, due 07/01/22	2,500,000	2,793,850
Massachusetts State College Building Authority Revenue Refunding, Series B
5.000%, due 05/01/29	2,500,000	2,876,775
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series B
5.000%, due 08/15/28	3,000,000	3,486,690
Massachusetts State, Series B
5.000%, due 08/01/22	5,000,000	5,872,850
		20,675,015
Michigan—2.64%
Detroit Sewer Disposal Revenue Senior Lien, Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,706,000
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien, Series D
5.000%, due 07/01/26	1,100,000	1,282,006

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,679,587
Michigan State Finance Authority Revenue Refunding (Detroit School District), Series A
5.000%, due 05/01/22	1,485,000	1,690,257
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage), Series C-3 (AGM Insured)
5.000%, due 07/01/30	1,500,000	1,703,715
		10,061,565
Minnesota—0.28%
Minneapolis-St Paul Metropolitan Airports Commission Senior Revenue, Series C
5.000%, due 01/01/34	900,000	1,050,147

Missouri—3.55%
City of Kansas City, Missouri Airport Revenue, Series A, AMT
5.000%, due 09/01/23	5,000,000	5,627,200
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project, Series A
5.000%, due 12/01/25	2,300,000	2,750,271
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth, Series A
5.000%, due 11/15/34	2,000,000	2,237,180
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Saint Luke’s Health System
5.000%, due 11/15/28	1,000,000	1,168,430
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care, Series A
5.000%, due 06/01/27	1,500,000	1,726,605
		13,509,686
Nebraska—1.91%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,457,722

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nebraska—(concluded)
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2, Series A
5.000%, due 01/01/30	2,500,000	2,820,300
		7,278,022
Nevada—0.83%
Las Vegas Valley Water District, Series B
5.000%, due 06/01/25	2,700,000	3,141,882

New Jersey—2.77%
New Jersey Economic Development Authority Revenue Refunding,
Series WW 5.250%, due 06/15/31	2,100,000	2,180,052
Series XX 5.000%, due 06/15/26	1,600,000	1,676,000
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co., Series C, AMT
5.100%, due 06/01/23	1,000,000	1,090,460
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,746,240
New Jersey State Higher Education Assistance Authority Revenue, Series 1A, AMT
5.000%, due 12/01/18	1,000,000	1,047,500
5.000%, due 12/01/21	2,550,000	2,802,170
		10,542,422
New Mexico—0.26%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue, Subseries B
1.309%, due 02/01/19[1]	1,000,000	996,080

New York—12.08%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1
5.000%, due 11/15/29	2,500,000	2,871,825
Metropolitan Transportation Authority Revenue Refunding, Series D
5.000%, due 11/15/30	1,500,000	1,769,610
Nassau County New York Industrial Development, Series B
5.000%, due 10/01/21	4,045,000	4,638,563
New York City Health & Hospital Corp. Revenue Health System, Series A
5.000%, due 02/15/22	3,500,000	3,848,705

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue Refunding, Series DD
5.000%, due 06/15/29	1,500,000	1,771,215
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series HH
5.000%, due 06/15/29	2,500,000	2,844,425
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series B 5.000%, due 02/01/23	2,500,000	2,837,975
Subseries I 5.000%, due 05/01/23	2,435,000	2,890,150
New York City,
Series E 5.000%, due 08/01/24	3,065,000	3,633,067
Series H 5.000%, due 08/01/25	2,990,000	3,542,223
New York State Dorm Authority State Personal Income Tax Revenue General Purpose, Series C
5.000%, due 03/15/25	2,320,000	2,628,885
New York State Dorm Authority State University Dormitory Facilities, Series A
5.000%, due 07/01/34	2,500,000	2,909,325
New York State Thruway Authority General Revenue, Series I
5.000%, due 01/01/20	1,500,000	1,646,670
New York Transportation Development Corp. Special Facility Revenue Refunding (Laguardia Airport Terminal B Redevelopment), Series A, AMT
5.000%, due 07/01/34	1,000,000	1,088,110
New York Transportation Development Corp. Special Facility Revenue Refunding (Terminal One Group Association), AMT
5.000%, due 01/01/22	1,500,000	1,690,560
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth), AMT
5.000%, due 09/01/22	2,400,000	2,783,208
Triborough Bridge & Tunnel Authority Revenue, Subseries 2003B-2
1.008%, due 01/01/33[1]	1,500,000	1,490,175
TSASC, Inc. Tobacco Settlement Bonds, Series A
5.000%, due 06/01/34	1,000,000	1,119,980
		46,004,671
North Carolina—1.75%
North Carolina Capital Improvement Obligations, Series C
5.000%, due 05/01/30	1,000,000	1,124,600

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Vidant Health)
5.000%, due 06/01/32	1,500,000	1,686,555
North Carolina Turnpike Authority Senior Lien (AGM Insured)
5.000%, due 01/01/26	1,250,000	1,485,875
University of North Carolina Chapel Hill Revenue, Series A
5.000%, due 12/01/27	2,160,000	2,364,250
		6,661,280
Ohio—0.07%
Kent State University Unrefunded Revenue General Receipts, Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	250,000	269,090

Oregon—0.70%
Oregon State Facilities Authority Revenue Refunding (Legacy Health Project), Series A
5.000%, due 06/01/32	2,300,000	2,645,828

Pennsylvania—2.89%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,126,460
Pennsylvania Turnpike Commission Turnpike Refunding Subordinated Revenue, Series B
5.000%, due 06/01/28	2,000,000	2,315,320
Pennsylvania Turnpike Commission Turnpike Revenue, Series B
5.000%, due 12/01/32	1,250,000	1,421,837
Philadelphia School District Refunding,
Series E 5.000%, due 09/01/18	1,000,000	1,040,620
Series F 5.000%, due 09/01/30	2,650,000	2,919,134

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project, Series B
5.500%, due 09/15/21	2,000,000	2,166,360
		10,989,731
Rhode Island—1.08%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,118,590

South Carolina—0.75%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,871,375

Tennessee—1.93%
Metropolitan Government of Nashville & Davidson County, Series D
5.000%, due 07/01/23	5,000,000	5,566,900
Tennessee Energy Acquisition Corp. Gas Revenue, Series A
5.250%, due 09/01/26	1,500,000	1,777,155
		7,344,055
Texas—14.40%
Arlington Independent School District School Building Bond, Series A (PSF-GTD)
5.000%, due 02/15/25	1,400,000	1,636,614
5.000%, due 02/15/26	1,295,000	1,508,558
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A
5.000%, due 01/01/35	1,100,000	1,225,477
Central Texas Turnpike System, Series C
5.000%, due 08/15/31	2,000,000	2,235,300
City of Brownsville, Texas Utilities System Revenue, Series A
5.000%, due 09/01/28	2,225,000	2,490,598
City of Rockwall, Texas Combination Tax and Surplus Revenue
5.000%, due 08/01/21	1,000,000	1,144,860
City of Waco, Texas Combination Tax And Revenue Certificates of Obligation
5.000%, due 02/01/20	1,550,000	1,711,448

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(continued)
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools (PSF-GTD)
5.000%, due 08/15/28	1,100,000	1,283,667
Cypress-Fairbanks Independent School District (PSF-GTD)
5.000%, due 02/15/25	2,500,000	2,922,525
Dickinson Independent School District (PSF-GTD)
5.000%, due 02/15/30	2,500,000	2,905,350
EL Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,208,140
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,384,820
Harris County Tax Revenue Refunding Road, Series A
5.000%, due 10/01/28	2,700,000	3,222,882
Harris County-Houston Sports Authority Revenue Refunding Senior Lien, Series A
5.000%, due 11/15/29	1,000,000	1,145,710
Houston Utility System Revenue First Lien, Series D
5.000%, due 11/15/29	2,000,000	2,280,340
Love Field Airport Modernization Corp. General Airport Revenue, AMT
5.000%, due 11/01/35	1,700,000	1,894,174
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,469,241
5.000%, due 09/01/22	1,400,000	1,418,578
North Texas Tollway Authority Revenue Refunding, Series A
5.000%, due 01/01/31	2,750,000	3,134,560
5.000%, due 01/01/34	2,775,000	3,120,460
San Antonio Texas Refunding & Improvement
5.000%, due 02/01/20	4,370,000	4,830,205
Socorro Independent School District Refunding, Series A (PSF-GTD)
5.000%, due 08/15/28	3,885,000	4,539,351
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Baylor Scott and White Memorial Hospital), Series B
5.000%, due 11/15/32	1,000,000	1,149,730
University of Texas University Revenues Financing System, Series E
5.000%, due 08/15/23	1,500,000	1,795,305

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
West Travis County Public Utility Agency Revenue
5.500%, due 08/15/24	1,000,000	1,150,880
		54,808,773
Virginia—0.65%
City of Richmond, Virginia Public Utility Revenue
5.000%, due 01/15/26	2,030,000	2,479,584

Washington—3.64%
Central Puget Sound Regional Transit Authority Revenue (Green Bonds), Series S-1
5.000%, due 11/01/26	1,000,000	1,241,460
Energy Northwest Project 1 Electric Revenue Refunding, Series A
5.000%, due 07/01/26	1,000,000	1,159,170
Port of Seattle Revenue Refunding, AMT
5.500%, due 12/01/22	500,000	577,210
Port of Seattle Revenue, Series C, AMT
5.000%, due 04/01/32	1,955,000	2,192,063
Seattle Municipal Lighting & Power Revenue Refunding & Improvement, Series A
5.000%, due 02/01/22	2,500,000	2,824,225
Washington State, Series A-1
5.000%, due 08/01/31	5,000,000	5,846,000
		13,840,128
Wisconsin—2.79%
Public Finance Authority lease Development Revenue (Central District Development Project)
5.000%, due 03/01/34	1,500,000	1,686,765
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,132,120
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series A
5.125%, due 04/15/31	3,000,000	3,312,960
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health), Series A
5.000%, due 12/01/26	1,175,000	1,380,813

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wisconsin—(concluded)
WPPI Energy Power Supply Revenue, Series A
5.000%, due 07/01/32	2,760,000	3,108,698
		10,621,356
Total municipal bonds and notes (cost—$366,993,321)		375,770,232

Repurchase agreement—1.30%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $4,965,000 US Treasury Note, 2.000% due 08/31/21; (value—$5,033,641); proceeds: $4,931,021 (cost—$4,931,000)	4,931,000	4,931,000
Total investments (cost—$371,924,321)—100.00%		380,701,232
Other assets in excess of liabilities—0.00%		13,683
Net assets—100.00%		$380,714,915

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,119,993
Gross unrealized depreciation	(2,343,082)
Net unrealized appreciation	$8,776,911

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	375,770,232	—	375,770,232
Repurchase agreement	—	4,931,000	—	4,931,000
Total	—	380,701,232	—	380,701,232

At April 30, 2017, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Portfolio footnote

1	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—89.75%
Australia—1.99%
Australia Government Bond
3.000%, due 03/21/47[1]	AUD	600,000	405,108
4.250%, due 04/21/26[1]	AUD	5,450,000	4,642,321
BHP Billiton Finance Ltd.
6.500%, due 10/22/77[1,2]	GBP	400,000	591,854
Sydney Airport Finance Co. Pty Ltd.
2.750%, due 04/23/24[1]	EUR	600,000	722,501
Westpac Banking Corp.
2.100%, due 02/25/21[1]	USD	2,600,000	2,587,317
			8,949,101
Austria—0.46%
Republic of Austria Government Bond
1.200%, due 10/20/25[1,3]	EUR	1,750,000	2,043,446

Belgium—1.01%
Anheuser-Busch InBev SA
2.000%, due 03/17/28[1]	EUR	880,000	1,017,104
Kingdom of Belgium Government Bond
4.250%, due 09/28/22[1]	EUR	1,250,000	1,688,801
5.000%, due 03/28/35[1,3]	EUR	1,050,000	1,839,540
			4,545,445
Brazil—0.68%
Brazil Notas do Tesouro Nacional, Series F
10.000%, due 01/01/18	BRL	9,600,000	3,034,283

Canada—2.80%
Canadian Government Bond
1.500%, due 06/01/26	CAD	900,000	662,626
5.750%, due 06/01/33	CAD	910,000	1,014,110
Canadian Natural Resources Ltd.
3.900%, due 02/01/25	USD	480,000	485,548
Cenovus Energy, Inc.
6.750%, due 11/15/39	USD	360,000	404,068
Government of Canada
5.000%, due 06/01/37	CAD	650,000	701,436
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	818,410
MEG Energy Corp.
6.500%, due 01/15/25[3]	USD	250,000	246,875
National Bank of Canada
0.500%, due 01/26/22[1]	EUR	2,000,000	2,217,575

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Canada—(concluded)
Province of Ontario Canada
2.400%, due 06/02/26	CAD	4,050,000	3,019,498
Province of Quebec Canada
5.000%, due 12/01/41	CAD	1,100,000	1,076,494
The Toronto-Dominion Bank
0.250%, due 04/27/22[1]	EUR	1,600,000	1,751,210
Valeant Pharmaceuticals International, Inc.
5.875%, due 05/15/23[3]	USD	250,000	184,687
			12,582,537
Colombia—0.06%
Colombia Government International Bond
5.000%, due 06/15/45	USD	286,000	288,860

Denmark—0.37%
Denmark Government Bond
1.500%, due 11/15/23	DKK	10,250,000	1,648,086

France—3.61%
Air Liquide Finance SA
2.250%, due 09/27/23[3]	USD	410,000	394,787
AXA SA
5.125%, due 07/04/43[1,2]	EUR	800,000	1,020,571
Cie de Saint-Gobain
5.625%, due 11/15/24	GBP	100,000	162,137
Dexia Credit Local SA
1.250%, due 11/26/24[1]	EUR	1,700,000	1,912,223
Engie SA
2.875%, due 10/10/22[1]	USD	2,369,000	2,364,433
Europcar Groupe SA
5.750%, due 06/15/22[1]	EUR	400,000	457,306
French Republic Government Bond OAT
0.250%, due 11/25/26[1]	EUR	6,525,000	6,766,256
4.000%, due 04/25/55[1]	EUR	450,000	758,711
NEW Areva Holding SA
4.875%, due 09/23/24	EUR	500,000	567,475
Numericable-SFR SA
5.375%, due 05/15/22[1]	EUR	450,000	510,405
Societe Generale SA
5.200%, due 04/15/21[1]	USD	800,000	874,922

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
France—(concluded)
Total Capital International SA
0.750%, due 07/12/28[1]	EUR	400,000	416,957
			16,206,183
Germany—5.67%
Bundesobligation
0.010%, due 10/08/21[1]	EUR	11,200,000	12,463,046
Bundesrepublik Deutschland
0.010%, due 08/15/26[1]	EUR	1,250,000	1,330,989
0.250%, due 02/15/27[1]	EUR	61,000	65,988
0.500%, due 02/15/26[1]	EUR	9,900,000	11,116,108
IHO Verwaltungs GmbH
3.250%, due 09/15/23[1,4]	EUR	400,000	453,236
			25,429,367
Guernsey—0.18%
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 08/08/25[1]	GBP	600,000	785,940

Hungary—0.35%
Hungary Government International Bond
5.375%, due 03/25/24	USD	1,400,000	1,570,660

Indonesia—0.81%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	1,950,000	1,952,437
Pertamina Persero PT
4.300%, due 05/20/23[1]	USD	1,650,000	1,697,586
			3,650,023
Ireland—0.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500%, due 05/26/22	USD	360,000	365,826
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.250%, due 01/15/22[3]	EUR	242,525	271,448
eircom Finance DAC
4.500%, due 05/31/22[1]	EUR	400,000	455,327
Ireland Government Bond
1.000%, due 05/15/26[1]	EUR	600,000	661,872

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Ireland—(concluded)
Shire Acquisitions Investments Ireland DAC
2.875%, due 09/23/23	USD	670,000	656,849
			2,411,322
Italy—3.84%
Autostrade per l’Italia SpA
1.750%, due 06/26/26[1]	EUR	500,000	555,892
6.250%, due 06/09/22	GBP	1,000,000	1,573,154
Buoni Poliennali Del Tesoro
4.750%, due 09/01/21	EUR	3,700,000	4,710,661
Enel SpA
6.500%, due 01/10/74[1,2]	EUR	550,000	647,943
Eni SpA
1.125%, due 09/19/28[1]	EUR	900,000	929,781
Italy Buoni Poliennali Del Tesoro
1.250%, due 12/01/26	EUR	800,000	807,770
3.750%, due 09/01/24	EUR	1,200,000	1,484,248
4.500%, due 03/01/24	EUR	2,250,000	2,904,007
5.000%, due 09/01/40[1]	EUR	1,900,000	2,656,421
Leonardo SpA
4.500%, due 01/19/21	EUR	300,000	369,260
Telecom Italia SpA
3.000%, due 09/30/25[1]	EUR	550,000	614,086
			17,253,223
Japan—12.19%
Government of Japan
2.200%, due 09/20/26	JPY	947,500,000	10,255,099
2.300%, due 12/20/36	JPY	429,850,000	5,107,686
Japan Government Five Year Bond
0.100%, due 09/20/21	JPY	1,147,000,000	10,406,189
Japan Government Forty Year Bond
2.200%, due 03/20/51	JPY	419,300,000	5,257,208
Japan Government Thirty Year Bond
1.700%, due 06/20/44	JPY	200,000,000	2,215,223
2.300%, due 03/20/39	JPY	260,000,000	3,127,510
Japan Government Twenty Year Bond
2.100%, due 09/20/29	JPY	1,065,400,000	11,850,192
Japan Government Two Year Bond
0.100%, due 08/15/18	JPY	380,000,000	3,422,028
Mizuho Bank Ltd.
1.800%, due 03/26/18[3]	USD	2,500,000	2,500,215

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Japan—(concluded)
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	580,000	592,756
			54,734,106
Jersey—0.20%
Heathrow Funding Ltd.
6.750%, due 12/03/26[1]	GBP	500,000	894,348

Liberia—0.09%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	USD	350,000	385,875

Luxembourg—2.17%
Actavis Funding SCS
4.850%, due 06/15/44	USD	465,000	473,563
Altice Luxembourg SA
6.250%, due 02/15/25[1]	EUR	400,000	472,146
7.750%, due 05/15/22[3]	USD	350,000	371,875
ArcelorMittal
3.125%, due 01/14/22[1]	EUR	400,000	457,735
Auris Luxembourg II SA
8.000%, due 01/15/23[1]	EUR	300,000	352,309
Dana Financing Luxembourg Sarl
6.500%, due 06/01/26[3]	USD	250,000	261,875
eDreams ODIGEO SA
8.500%, due 08/01/21[1]	EUR	300,000	356,364
European Financial Stability Facility
0.400%, due 05/31/26[1]	EUR	3,290,000	3,539,364
Fiat Chrysler Finance Europe
4.750%, due 07/15/22[1]	EUR	100,000	120,950
INEOS Group Holdings SA
5.625%, due 08/01/24[3,5]	USD	250,000	254,375
Intelsat Jackson Holdings SA
8.000%, due 02/15/24[3]	USD	300,000	323,625
Matterhorn Telecom SA
3.875%, due 05/01/22[1]	EUR	400,000	447,158
Schlumberger Investment SA
2.400%, due 08/01/22[3]	USD	655,000	648,498
SES SA
4.625%, due 01/02/22[1,2,6]	EUR	350,000	406,921
SIG Combibloc Holdings SCA
7.750%, due 02/15/23[1]	EUR	400,000	467,153

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Luxembourg—(concluded)
Swissport Investments SA
6.750%, due 12/15/21[1]	EUR	300,000	357,555
Telenet Finance VI Luxembourg SCA
4.875%, due 07/15/27[1]	EUR	350,000	415,834
			9,727,300
Malaysia—0.30%
Malaysia Government Bond
4.160%, due 07/15/21	MYR	5,800,000	1,356,206

Mexico—1.84%
Mexican Bonos
5.750%, due 03/05/26	MXN	103,950,000	5,002,598
Mexico Government International Bond
4.125%, due 01/21/26	USD	1,180,000	1,219,530
Petroleos Mexicanos
4.250%, due 01/15/25	USD	2,100,000	2,042,271
			8,264,399
Netherlands—2.96%
ABN AMRO Bank N.V.
6.375%, due 04/27/21[1]	EUR	1,950,000	2,598,031
Airbus Group Finance BV
2.125%, due 10/29/29[1]	EUR	400,000	476,536
EDP Finance BV
1.125%, due 02/12/24[1]	EUR	800,000	846,484
Enel Finance International N.V.
1.966%, due 01/27/25	EUR	264,000	303,829
5.750%, due 09/14/40[1]	GBP	250,000	434,674
Evonik Finance BV
0.750%, due 09/07/28[1]	EUR	900,000	898,863
Hema Bondco I BV
6.250%, due 06/15/19[1]	EUR	250,000	275,457
Iberdrola International BV
0.375%, due 09/15/25[1]	EUR	500,000	513,456
ING Groep NV
3.000%, due 04/11/28[2]	EUR	1,600,000	1,858,697
Mylan N.V.
5.250%, due 06/15/46	USD	390,000	400,376
Netherlands Government Bond
1.750%, due 07/15/23[1,3]	EUR	850,000	1,033,227
4.000%, due 01/15/37[1,3]	EUR	800,000	1,359,802

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
Netherlands—(concluded)
Teva Pharmaceutical Finance Netherlands II BV
1.875%, due 03/31/27[1]	EUR	1,060,000	1,111,726
UPC Holding BV
6.750%, due 03/15/23[3]	EUR	600,000	705,669
Ziggo Bond Finance BV
4.625%, due 01/15/25[1]	EUR	400,000	458,377
			13,275,204
New Zealand—1.39%
ANZ New Zealand Int’l Ltd.
0.625%, due 01/27/22[1]	EUR	2,900,000	3,222,622
New Zealand Government Bond
2.750%, due 04/15/37[1]	NZD	5,000,000	3,033,643
			6,256,265
Oman—0.27%
Oman Government International Bond
4.750%, due 06/15/26[1]	USD	1,200,000	1,206,506

Poland—0.25%
Republic of Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,131,280

Russia—1.14%
Russian Federal Bond - OFZ
6.200%, due 01/31/18	RUB	263,550,000	4,563,084
8.150%, due 02/03/27	RUB	31,182,000	573,459
			5,136,543
Saudi Arabia—0.12%
Saudi Government International Bond
4.500%, due 10/26/46[1]	USD	550,000	543,471

Slovenia—0.34%
Slovenia Government International Bond
5.250%, due 02/18/24[1]	USD	1,350,000	1,534,847

South Africa—0.36%
South Africa Government Bond
10.500%, due 12/21/26	ZAR	19,500,000	1,628,177

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
South Korea—1.53%
Korea Treasury Bond
3.000%, due 09/10/24	KRW	5,964,350,000	5,554,595
5.750%, due 09/10/18	KRW	1,426,460,000	1,323,730
			6,878,325
Spain—2.44%
Bankinter S.A.
0.000%, due 06/21/43[1,2]	EUR	1,688,197	1,812,394
Fondo de Titulizacion de Activos Santander Hipotecario, Series 2
0.000%, due 01/18/49[1,2]	EUR	1,336,057	1,427,422
Iberdrola Finanzas SA
4.125%, due 03/23/20	EUR	1,800,000	2,189,607
Spain Government Bond
2.900%, due 10/31/46[1,3]	EUR	1,150,000	1,239,732
4.900%, due 07/30/40[1,3]	EUR	1,100,000	1,645,812
5.850%, due 01/31/22[1,3]	EUR	1,700,000	2,333,345
Telefonica Emisiones SAU
5.213%, due 03/08/47	USD	300,000	310,267
			10,958,579
Sweden—0.42%
Government of Sweden
3.500%, due 06/01/22	SEK	11,625,000	1,551,117
Verisure Holding AB
6.000%, due 11/01/22[1]	EUR	268,410	316,500
			1,867,617
United Kingdom—8.48%
Anglo American Capital PLC
2.500%, due 04/29/21[1]	EUR	850,000	974,187
Arkle Master Issuer PLC
3.986%, due 08/17/17[1]	GBP	1,050,000	1,372,733
Aviva PLC
3.375%, due 12/04/45[1,2]	EUR	700,000	780,436
Barclays PLC
2.625%, due 11/11/25[1,2]	EUR	1,500,000	1,670,550
3.250%, due 02/12/27[1]	GBP	500,000	660,108
BP Capital Markets PLC
3.119%, due 05/04/26	USD	1,320,000	1,307,184
British Telecommunications PLC
1.125%, due 03/10/23[1]	EUR	730,000	808,230
Centrica PLC
4.375%, due 03/13/29[1]	GBP	200,000	310,765

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
HSBC Holdings PLC
4.041%, due 03/13/28[2]	USD	385,000	393,775
Imperial Brands Finance PLC
3.750%, due 07/21/22[3]	USD	1,010,000	1,044,136
Ineos Finance PLC
4.000%, due 05/01/23[1]	EUR	400,000	452,517
International Game Technology PLC
4.750%, due 02/15/23[1]	EUR	350,000	416,483
Lloyds TSB Bank PLC
6.500%, due 03/24/20[1]	EUR	1,400,000	1,787,899
Nationwide Building Society
0.750%, due 10/26/22[1]	EUR	1,700,000	1,899,444
3.900%, due 07/21/25[3]	USD	1,380,000	1,445,685
Penarth Master Issuer PLC
1.394%, due 05/18/19[2,3]	USD	3,300,000	3,300,145
Santander UK Group Holdings PLC
3.125%, due 01/08/21	USD	1,300,000	1,309,639
Sensata Technologies UK Financing Co. PLC
6.250%, due 02/15/26[3]	USD	300,000	324,750
Silverstone Master Issuer PLC
0.705%, due 01/21/70[2,3]	GBP	1,120,000	1,452,708
Sky PLC
3.750%, due 09/16/24[3]	USD	880,000	896,557
Sky PLC GMTN
2.250%, due 11/17/25[1]	EUR	510,000	591,688
Synlab Unsecured Bondco PLC
8.250%, due 07/01/23[1]	EUR	400,000	485,766
United Kingdom Gilt
3.250%, due 01/22/44[1]	GBP	1,100,000	1,873,406
3.750%, due 09/07/21[1]	GBP	1,300,000	1,936,008
4.250%, due 06/07/32[1]	GBP	1,250,000	2,228,131
4.250%, due 12/07/55[1]	GBP	1,200,000	2,737,030
4.500%, due 09/07/34[1]	GBP	2,750,000	5,135,543
Western Power Distribution West Midlands PLC
3.875%, due 10/17/24[1]	GBP	300,000	442,428
			38,037,931
United States—30.89%
AbbVie, Inc.
4.450%, due 05/14/46	USD	170,000	165,063
AES Corp.
4.055%, due 06/01/19[2]	USD	513,000	513,410

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Ally Financial, Inc.
4.250%, due 04/15/21	USD	250,000	255,625
Altria Group, Inc.
4.250%, due 08/09/42	USD	690,000	690,533
American Airlines Pass-Through Trust, Series 2016-2, Class AA
3.200%, due 06/15/28	USD	750,000	735,000
American Express Credit Corp. MTN
3.300%, due 05/03/27	USD	205,000	203,678
American International Group, Inc.
4.800%, due 07/10/45	USD	320,000	329,622
4.875%, due 06/01/22	USD	1,150,000	1,255,403
American Tower Corp.
3.375%, due 10/15/26	USD	1,250,000	1,217,439
Anheuser-Busch InBev Finance, Inc.
3.650%, due 02/01/26	USD	670,000	685,151
4.900%, due 02/01/46	USD	410,000	447,834
Apple, Inc.
3.350%, due 02/09/27	USD	1,090,000	1,113,777
AT&T, Inc.
3.400%, due 05/15/25	USD	520,000	506,374
4.300%, due 12/15/42	USD	750,000	672,017
4.375%, due 09/14/29	GBP	400,000	585,504
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.500%, due 04/01/23	USD	250,000	246,250
Bank of America Corp.
4.183%, due 11/25/27	USD	590,000	594,201
Bank of America Corp. MTN
3.824%, due 01/20/28[2]	USD	1,880,000	1,892,677
Bank of America NA
2.050%, due 12/07/18	USD	500,000	502,526
Berkshire Hathaway, Inc.
4.500%, due 02/11/43	USD	360,000	389,087
Boardwalk Pipelines LP
5.950%, due 06/01/26	USD	655,000	732,388
Buckeye Partners LP
5.850%, due 11/15/43	USD	370,000	394,022
Burlington Northern Santa Fe LLC
3.900%, due 08/01/46	USD	500,000	492,124
Capital One Financial Corp.
3.750%, due 07/28/26	USD	670,000	645,353

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, due 02/15/26[3]	USD	600,000	637,308
Cemex Finance LLC
5.250%, due 04/01/21[1]	EUR	300,000	336,267
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484%, due 10/23/45	USD	320,000	374,607
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4
3.712%, due 04/14/50	USD	807,500	844,070
Citigroup, Inc.
3.700%, due 01/12/26	USD	195,000	197,063
4.400%, due 06/10/25	USD	1,410,000	1,450,639
4.450%, due 09/29/27	USD	415,000	424,579
Clear Channel Worldwide Holdings, Inc., Series B
6.500%, due 11/15/22	USD	600,000	621,750
Comcast Corp.
3.150%, due 03/01/26	USD	870,000	864,589
Crown Castle International Corp.
3.700%, due 06/15/26	USD	640,000	642,179
CVS Health Corp.
2.125%, due 06/01/21	USD	800,000	789,510
Darden Restaurants, Inc.
3.850%, due 05/01/27	USD	290,000	292,555
Dell International LLC/EMC Corp.
6.020%, due 06/15/26[3]	USD	640,000	704,958
DISH DBS Corp.
5.875%, due 11/15/24	USD	600,000	629,250
Duke Energy Corp.
3.050%, due 08/15/22	USD	600,000	612,075
Enterprise Products Operating LLC
4.900%, due 05/15/46	USD	320,000	334,631
Exelon Corp.
5.150%, due 12/01/20	USD	1,300,000	1,405,244
Express Scripts Holding Co.
4.800%, due 07/15/46	USD	350,000	340,178
First Data Corp.
5.750%, due 01/15/24[3]	USD	350,000	363,125
Ford Motor Credit Co. LLC
3.336%, due 03/18/21	USD	1,380,000	1,401,255
Frontier Communications Corp.
6.875%, due 01/15/25[5]	USD	250,000	209,375

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
General Motors Co.
6.750%, due 04/01/46	USD	640,000	749,387
Gilead Sciences, Inc.
4.500%, due 02/01/45	USD	330,000	329,578
GRACE 2014-GRCE Mortgage Trust, Class A
3.369%, due 06/10/28[3]	USD	2,550,000	2,650,821
Halliburton Co.
5.000%, due 11/15/45	USD	395,000	422,201
Harris Corp.
5.054%, due 04/27/45	USD	310,000	340,493
HCA, Inc.
5.375%, due 02/01/25	USD	750,000	780,937
HD Supply, Inc.
5.250%, due 12/15/21[3]	USD	492,000	519,060
HealthSouth Corp.
5.750%, due 09/15/25	USD	250,000	252,813
Hess Corp.
5.800%, due 04/01/47	USD	400,000	413,377
Infor US, Inc.
6.500%, due 05/15/22	USD	350,000	364,000
Kraft Heinz Foods Co.
3.500%, due 07/15/22	USD	1,560,000	1,609,605
Level 3 Financing, Inc.
5.375%, due 05/01/25	USD	250,000	260,625
Magellan Midstream Partners LP
4.200%, due 03/15/45	USD	360,000	329,936
MetLife, Inc.
3.600%, due 11/13/25	USD	1,270,000	1,311,618
MGM Resorts International
4.625%, due 09/01/26	USD	250,000	249,375
Micron Technology, Inc.
5.250%, due 01/15/24[3]	USD	250,000	257,750
Microsoft Corp.
3.300%, due 02/06/27	USD	535,000	549,669
4.100%, due 02/06/37	USD	540,000	561,697
Morgan Stanley
2.553%, due 10/24/23[2]	USD	1,400,000	1,423,464
3.950%, due 04/23/27	USD	620,000	622,589
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[3]	USD	1,348,000	1,439,907
Oracle Corp.
2.650%, due 07/15/26	USD	590,000	569,497

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
4.125%, due 05/15/45	USD	690,000	686,856
PetSmart, Inc.
7.125%, due 03/15/23[3]	USD	250,000	228,125
Philip Morris International, Inc.
4.125%, due 03/04/43	USD	690,000	674,550
PNC Bank NA
3.800%, due 07/25/23	USD	640,000	671,624
Post Holdings, Inc.
7.750%, due 03/15/24[3]	USD	250,000	277,813
Prudential Financial, Inc. MTN
5.100%, due 08/15/43	USD	320,000	362,549
Reynolds American, Inc.
2.300%, due 06/12/18	USD	350,000	351,923
4.450%, due 06/12/25	USD	610,000	650,536
Sempra Energy
3.550%, due 06/15/24	USD	550,000	562,807
Simon Property Group LP
3.500%, due 09/01/25	USD	680,000	689,423
Sinclair Television Group, Inc.
6.125%, due 10/01/22	USD	250,000	260,938
Sirius XM Radio, Inc.
6.000%, due 07/15/24[3]	USD	500,000	535,000
Southwestern Electric Power Co., Series J
3.900%, due 04/01/45	USD	340,000	323,140
Sprint Corp.
7.875%, due 09/15/23	USD	750,000	841,875
Sunoco Logistics Partners Operations LP
5.350%, due 05/15/45	USD	360,000	359,303
Synchrony Financial
2.700%, due 02/03/20	USD	1,300,000	1,307,338
T-Mobile USA, Inc.
6.500%, due 01/15/24	USD	250,000	270,625
Tenet Healthcare Corp.
8.125%, due 04/01/22	USD	350,000	355,250
The Goldman Sachs Group, Inc.
2.750%, due 09/15/20	USD	300,000	303,091
3.850%, due 01/26/27	USD	850,000	863,735
4.750%, due 10/21/45	USD	340,000	363,888
5.150%, due 05/22/45	USD	310,000	327,446
The Hertz Corp.
6.250%, due 10/15/22	USD	500,000	461,250
The Kroger Co.
2.650%, due 10/15/26	USD	625,000	581,603

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Long-term global debt securities—(concluded)
United States—(concluded)
Uniti Group, Inc./CSL Capital LLC
8.250%, due 10/15/23	USD	250,000	266,798
US Treasury Bond
3.000%, due 02/15/47	USD	2,200,000	2,219,936
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/19	USD	4,261,991	4,300,264
US Treasury Notes
1.000%, due 03/15/19	USD	7,500,000	7,464,840
1.375%, due 12/15/19	USD	18,320,000	18,314,999
1.750%, due 11/30/21	USD	26,420,000	26,393,157
2.000%, due 11/15/26	USD	5,930,000	5,786,613
2.250%, due 02/15/27	USD	7,300,000	7,278,326
Verizon Communications, Inc.
1.375%, due 11/02/28	EUR	700,000	731,869
4.522%, due 09/15/48	USD	990,000	904,292
Verizon Owner Trust, Series 2016-2, Class A
1.680%, due 05/20/21[3]	USD	3,940,000	3,934,216
Virginia Electric & Power Co., Series B
2.950%, due 11/15/26	USD	190,000	188,701
Wells Fargo & Co.
3.000%, due 04/22/26	USD	1,000,000	967,316
4.100%, due 06/03/26	USD	760,000	787,694
Welltower, Inc.
4.250%, due 04/01/26	USD	660,000	687,293
Western Digital Corp.
10.500%, due 04/01/24	USD	350,000	413,000
Windstream Services LLC
7.500%, due 06/01/22	USD	350,000	340,375
Xylem, Inc.
4.375%, due 11/01/46	USD	320,000	321,313
Zayo Group LLC/Zayo Capital, Inc.
6.375%, due 05/15/25	USD	250,000	270,313
			138,630,667
Total long-term global debt securities (cost—$404,510,097)			402,846,122

Repurchase agreement—9.23%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $41,671,382 US Treasury Note, 2.000% due 08/31/21; (value—$42,247,489); proceeds: $41,419,173 (cost—$41,419,000)	USD	41,419,000	41,419,000

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investment of cash collateral from securities loaned—0.11%
Money market fund—0.11%
State Street Institutional U.S. Government Money Market Fund (cost—$474,858)	474,858	474,858
Total investments (cost—$446,403,955)[7]—99.09%		444,739,980
Other assets in excess of liabilities—0.91%		4,096,445
Net assets—100.00%		$448,836,425

For a listing of defined portfolio acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,860,935
Gross unrealized depreciation	(8,524,910)
Net unrealized depreciation	$(1,663,975)

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)

Interest rate futures buy contracts:
48	AUD	Australian Bond 10 Year Futures	June 2017	4,558,439	4,662,418	103,979
10	CAD	Canada Government Bond 10 Year Futures	June 2017	1,008,330	1,022,380	14,050
12	JPY	Japan Government Bond 10 Year Futures	June 2017	16,196,680	16,256,919	60,239
448	USD	90-Day Eurodollar Futures	December 2017	110,183,110	110,336,800	153,690
US Treasury futures buy contracts:
5	GBP	United Kingdom Long Gilt Bond Futures	June 2017	826,408	830,676	4,268
30	USD	Ultra Long US Treasury Bond Futures	June 2017	4,860,538	4,888,125	27,587
204	USD	US Treasury Note 2 Year Futures	June 2017	44,162,481	44,188,313	25,832
				181,795,986	182,185,631	389,645

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)

Interest rate futures sell contracts:
29	EUR	German Euro BOBL Futures	June 2017	4,165,971	4,165,417	554
25	EUR	German Euro Bund Futures	June 2017	4,419,194	4,405,673	13,521
13	EUR	German Euro Buxl 30 Year Futures	June 2017	2,372,719	2,395,457	(22,738)
258	USD	90-Day Eurodollar Futures	December 2018	63,129,954	63,303,525	(173,571)
190	USD	90-Day Eurodollar Futures	December 2019	46,293,374	46,497,750	(204,376)
US Treasury futures sell contracts:
214	USD	US Treasury Note 10 Year Futures	June 2017	26,644,851	26,903,812	(258,961)
366	USD	US Treasury Note 5 Year Futures	June 2017	43,123,826	43,336,688	(212,862)
9	USD	US Ultra Treasury Note 10 Year Futures	June 2017	1,200,871	1,219,078	(18,207)
				191,350,760	192,227,400	(876,640)
						(486,995)

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
ANZ	CAD	3,230,622	USD	2,382,992	05/26/17	15,507
ANZ	EUR	1,741,179	USD	1,904,374	05/26/17	5,619
ANZ	EUR	1,599,268	USD	1,746,158	05/26/17	2,156
BB	EUR	2,233,985	USD	2,430,933	05/26/17	(5,228)
BB	JPY	135,359,518	EUR	1,115,546	05/26/17	1,171
BB	USD	2,988,026	ILS	10,935,401	05/26/17	33,384
BB	USD	1,138,618	MXN	21,536,484	05/26/17	933
BB	USD	944,409	SGD	1,318,810	05/26/17	(247)
BOA	DKK	1,522,187	USD	220,354	05/30/17	(2,879)
BOA	EUR	597,359	USD	641,288	05/26/17	(10,132)
BOA	USD	1,798,001	SEK	16,072,735	05/26/17	18,718
DB	USD	2,393,603	CZK	58,861,102	05/26/17	(2,389)
DB	USD	27,503,894	JPY	2,996,291,836	05/26/17	(601,539)
DB	USD	6,617,020	NOK	56,731,892	05/26/17	(7,715)
DB	USD	2,620,594	PLN	10,295,215	05/26/17	32,638
DB	USD	1,286,965	THB	44,255,382	05/26/17	(7,732)
DB	ZAR	8,174,306	USD	610,047	05/26/17	795
NAB	CAD	3,207,933	USD	2,362,010	05/26/17	11,152
NAB	EUR	661,840	USD	723,180	05/26/17	1,443
NAB	JPY	70,017,686	USD	629,869	05/26/17	1,212
NAB	JPY	79,471,951	USD	730,383	05/26/17	16,840
NAB	USD	5,225,979	CAD	7,045,555	05/26/17	(62,811)
RBC	AUD	16,618,507	USD	12,479,452	05/26/17	40,942
RBC	CAD	1,614,155	AUD	1,584,972	05/26/17	3,415
RBC	CAD	1,622,933	USD	1,194,000	05/26/17	4,672
RBC	CHF	2,446,207	USD	2,460,505	05/26/17	(1,384)
RBC	CZK	8,872,508	USD	360,224	05/26/17	(219)
RBC	ILS	3,095,423	USD	855,531	05/26/17	277
RBC	JPY	130,219,423	NOK	10,249,059	05/26/17	24,841
RBC	JPY	130,385,125	NOK	10,250,000	05/26/17	23,463
RBC	JPY	260,607,396	NZD	3,413,916	05/26/17	2,668
RBC	JPY	131,779,525	USD	1,197,000	05/26/17	13,811
RBC	NOK	20,719,253	EUR	2,219,930	05/26/17	7,027
RBC	NOK	10,222,721	SEK	10,760,702	05/26/17	25,340
RBC	NOK	123,416,876	USD	14,408,948	05/26/17	30,797
RBC	SEK	16,330,734	USD	1,846,146	05/26/17	265
RBC	USD	6,303,915	CAD	8,615,409	05/26/17	9,683
RBC	USD	10,222,254	CHF	10,165,020	05/26/17	7,932
RBC	USD	1,192,000	CHF	1,181,733	05/26/17	(2,691)
RBC	USD	1,207,334	EUR	1,110,000	05/26/17	3,121
RBC	USD	1,180,931	EUR	1,085,663	05/26/17	2,985
SCB	CHF	4,837,003	USD	4,864,712	05/26/17	(3,300)

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
SCB	GBP	9,357,548	USD	12,111,325	05/26/17	(16,121)
SCB	MXN	30,027,128	USD	1,575,979	05/26/17	(12,834)
SCB	PLN	10,856,812	USD	2,734,696	05/26/17	(63,268)
SSC	CAD	2,879,751	USD	2,124,337	05/26/17	13,980
SSC	EUR	1,147,000	CHF	1,237,174	05/26/17	(5,699)
SSC	GBP	1,410,575	USD	1,807,497	05/26/17	(20,618)
SSC	JPY	132,231,651	USD	1,192,295	05/26/17	5,047
SSC	JPY	132,709,425	USD	1,196,603	05/26/17	5,065
SSC	JPY	45,150,016	USD	405,252	05/26/17	(130)
SSC	NZD	3,447,970	USD	2,416,202	05/26/17	50,289
SSC	USD	1,568,365	EUR	1,440,132	05/26/17	2,099
SSC	USD	1,852,195	EUR	1,698,934	05/26/17	493
SSC	USD	1,125,940	NZD	1,618,649	05/26/17	(15,263)
SSC	USD	1,575,979	PLN	6,117,953	05/26/17	710
TD	AUD	1,575,000	CAD	1,583,418	05/26/17	(18,475)
TD	CAD	1,452,203	AUD	1,460,572	05/26/17	28,987
TD	CAD	1,557,388	NZD	1,651,000	05/26/17	(8,419)
TD	CAD	1,737,687	USD	1,294,000	05/26/17	20,578
TD	CAD	1,755,351	USD	1,294,984	05/26/17	8,617
TD	CAD	1,621,263	USD	1,191,496	05/26/17	3,392
TD	CHF	1,177,170	AUD	1,570,147	05/26/17	(9,504)
TD	EUR	10,001,389	USD	10,782,228	05/26/17	(124,288)
TD	GBP	1,914,400	USD	2,449,608	05/26/17	(31,467)
TD	JPY	131,824,416	NZD	1,703,158	05/26/17	(14,927)
TD	NOK	20,490,858	EUR	2,246,563	05/26/17	62,678
TD	NOK	19,466,415	JPY	250,990,216	05/26/17	(14,323)
TD	USD	1,184,164	EUR	1,086,000	05/26/17	120
TD	USD	2,415,110	GBP	1,877,600	05/26/17	18,272
TD	USD	2,346,107	GBP	1,823,954	05/26/17	17,750
TD	USD	2,296,300	GBP	1,811,698	05/26/17	51,673
TD	USD	4,052,872	NZD	5,906,168	05/26/17	(204)
WBC	AUD	1,575,000	CAD	1,583,253	05/26/17	(18,596)
WBC	AUD	3,160,936	NZD	3,433,409	05/26/17	(9,956)
WBC	CAD	1,560,104	NZD	1,651,043	05/26/17	(10,380)
WBC	CHF	1,177,260	AUD	1,571,000	05/26/17	(8,956)
WBC	USD	16,944,212	AUD	22,665,083	05/26/17	19,999
						(459,138)

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	402,846,122	—	402,846,122
Repurchase agreement	—	41,419,000	—	41,419,000
Investment of cash collateral from securities loaned	—	474,858	—	474,858
Futures contracts	403,720	—	—	403,720
Forward foreign currency contracts	—	652,556	—	652,556
Total	403,720	445,392,536	—	445,796,256

Liabilities
Futures contracts	(890,715)	—	—	(890,715)
Forward foreign currency contracts	—	(1,111,694)	—	(1,111,694)
Total	(890,715)	(1,111,694)	—	(2,002,409)

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
5	Security, or portion thereof, was on loan at the period end.
6	Perpetual investment. Date shown reflects the next call date.
7	Includes $465,243 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $474,858.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—91.26%
Aerospace & defense—0.77%
Arconic, Inc.
5.950%, due 02/01/37	375,000		382,125
Leonardo SpA
4.500%, due 01/19/21	EUR	550,000	676,976
TA MFG. Ltd.
3.625%, due 04/15/23[2]	EUR	825,000	920,564
TransDigm, Inc.
6.000%, due 07/15/22[3]	1,010,000		1,040,300
			3,019,965
Airlines—0.85%
Air Canada
7.750%, due 04/15/21[3,4]	225,000		254,250
Allegiant Travel Co.
5.500%, due 07/15/19	325,000		334,750
American Airlines Group, Inc.
4.625%, due 03/01/20[3,4]	1,750,000		1,780,625
US Airways Pass-Through Trust 2012-1, Class B
8.000%, due 10/01/19	430,121		466,337
Virgin Australia Holdings Ltd.
7.875%, due 10/15/21[2]	500,000		522,500
			3,358,462
Auto & truck—1.33%
American Axle & Manufacturing, Inc.
6.250%, due 04/01/25[3,4]	950,000		945,250
Aston Martin Capital Holdings Ltd.
5.750%, due 04/15/22[4]	GBP	600,000	797,519
BCD Acquisition, Inc.
9.625%, due 09/15/23[4]	175,000		188,562
Faurecia
3.625%, due 06/15/23[2]	EUR	325,000	372,432
IHO Verwaltungs GmbH
3.250%, due 09/15/23[2,5]	EUR	601,000	680,987
4.125%, due 09/15/21[4,5]	200,000		202,750
4.500%, due 09/15/23[4,5]	200,000		199,750
Navistar International Corp.
8.250%, due 11/01/21[3]	1,300,000		1,316,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
Samvardhana Motherson Automotive Systems Group BV
4.875%, due 12/16/21[2]	500,000		514,400
			5,217,900
Automotive parts—0.17%
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[4]	275,000		278,781
The Goodyear Tire & Rubber Co.
4.875%, due 03/15/27[3]	400,000		400,000
			678,781
Banking-non-US—3.71%
Australia & New Zealand Banking Group Ltd.
6.750%, due 06/15/26[2,6,7]	250,000		277,261
Banco Bilbao Vizcaya Argentaria SA
6.750%, due 02/18/20[2,6,7]	EUR	1,000,000	1,126,064
Banco do Brasil SA
3.875%, due 10/10/22	300,000		290,250
5.875%, due 01/26/22[4]	450,000		470,790
Banco Nacional de Costa Rica
5.875%, due 04/25/21[4]	300,000		309,216
6.250%, due 11/01/23[2]	450,000		464,175
Bankia SA
3.375%, due 03/15/27[2,6]	EUR	800,000	889,158
Barclays Bank PLC
14.000%, due 06/15/19[2,6,7]	GBP	400,000	632,049
Credit Suisse AG
5.750%, due 09/18/25[2,6]	EUR	525,000	644,820
Credit Suisse Group AG
6.250%, due 12/18/24[4,6,7]	200,000		208,484
Deutsche Postbank Funding Trust IV
5.983%, due 06/29/17[2,6,7]	EUR	850,000	917,275
Export Credit Bank of Turkey
5.375%, due 10/24/23[4]	200,000		200,500
5.375%, due 10/24/23[2]	200,000		200,500
HBOS Capital Funding LP
6.461%, due 11/30/18[2,6,7]	GBP	600,000	823,747
Royal Bank of Scotland Group PLC
3.625%, due 03/25/24[2,6]	EUR	400,000	446,860
7.092%, due 09/29/17[2,6,7]	EUR	1,050,000	1,066,561
7.500%, due 08/10/20[6,7]	400,000		414,250
8.000%, due 08/10/25[6,7]	200,000		207,500
8.625%, due 08/15/21[6,7]	200,000		215,900

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
Sberbank of Russia Via SB Capital SA
5.125%, due 10/29/22[2]	1,500,000		1,552,500
5.250%, due 05/23/23[2]	300,000		309,750
Standard Chartered PLC
7.750%, due 04/02/23[4,6,7]	200,000		213,250
Turkiye Vakiflar Bankasi TAO
6.000%, due 11/01/22[2]	1,200,000		1,193,208
Ukreximbank Via Biz Finance PLC
9.625%, due 04/27/22[2]	500,000		508,250
UniCredit SpA
6.950%, due 10/31/22[2]	EUR	775,000	1,007,057
			14,589,375
Banking-US—0.97%
CIT Group, Inc.
5.250%, due 03/15/18	250,000		257,950
JPMorgan Chase & Co.
6.125%, due 04/30/24[6,7]	900,000		965,531
6.750%, due 02/01/24[6,7]	500,000		564,000
The Goldman Sachs Group, Inc.
5.375%, due 05/10/20[6,7]	375,000		388,781
Washington Mutual Bank
1.000%, due 05/01/09[8]	500,000		111,250
Wells Fargo & Co.
5.900%, due 06/15/24[6,7]	1,430,000		1,515,800
			3,803,312
Building & construction—2.82%
AECOM
5.125%, due 03/15/27[4]	225,000		225,259
Aeropuertos Argentina 2000 SA
6.875%, due 02/01/27[4]	775,000		818,012
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[4]	500,000		535,440
Beazer Homes USA, Inc.
5.750%, due 06/15/19[3]	950,000		995,125
6.750%, due 03/15/25[4]	150,000		153,375
Century Communities, Inc.
6.875%, due 05/15/22	325,000		340,438
Delhi International Airport Ltd.
6.125%, due 10/31/26[4]	500,000		531,927
Engility Corp.
8.875%, due 09/01/24[4]	125,000		133,438

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[4]	1,240,000		1,202,800
Keystone Financing PLC
9.500%, due 10/15/19[2]	GBP	850,000	1,153,763
Lennar Corp.
4.125%, due 01/15/22	525,000		535,500
4.875%, due 12/15/23	125,000		129,375
Mattamy Group Corp.
6.500%, due 11/15/20[4]	375,000		385,313
Meritage Homes Corp.
6.000%, due 06/01/25	1,165,000		1,241,307
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[4]	2,225,000		2,247,250
Toll Brothers Finance Corp.
4.875%, due 03/15/27	225,000		230,625
William Lyon Homes, Inc.
5.875%, due 01/31/25[4]	225,000		230,625
			11,089,572
Building products—0.99%
Airxcel, Inc.
8.500%, due 02/15/22[4]	250,000		257,500
BMC East LLC
5.500%, due 10/01/24[4]	225,000		234,281
Builders FirstSource, Inc.
5.625%, due 09/01/24[4]	300,000		311,250
10.750%, due 08/15/23[4]	825,000		963,187
Cemex SAB de CV
7.750%, due 04/16/26[3,4]	400,000		456,000
CPG Merger Sub LLC
8.000%, due 10/01/21[4]	125,000		131,250
Gibraltar Industries, Inc.
6.250%, due 02/01/21	125,000		129,313
Griffon Corp.
5.250%, due 03/01/22	100,000		102,250
Standard Industries, Inc.
5.125%, due 02/15/21[4]	225,000		235,406
5.375%, due 11/15/24[4]	175,000		182,438
5.500%, due 02/15/23[4]	175,000		182,000
Summit Materials LLC/Summit Materials Finance Corp.
8.500%, due 04/15/22	75,000		84,188
US Concrete, Inc.
6.375%, due 06/01/24	275,000		287,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Building products—(concluded)
6.375%, due 06/01/24[4]	325,000		339,625
			3,896,063
Building products-cement—0.68%
Alam Synergy Pte Ltd.
6.625%, due 04/24/22[2]	400,000		397,493
Cia Latinoamericana de Infraestructura & Servicios SA
9.500%, due 07/20/23[2]	325,000		340,844
9.500%, due 07/20/23[4]	223,000		233,871
Indo Energy Finance II BV
6.375%, due 01/24/23[2]	400,000		382,025
New Enterprise Stone & Lime Co., Inc.
10.125%, due 04/01/22[4]	250,000		265,000
Tutor Perini Corp.
6.875%, due 05/01/25[4]	100,000		105,000
Union Andina de Cementos SAA
5.875%, due 10/30/21[2]	750,000		780,938
Weekley Homes LLC/Weekley Finance Corp.
6.000%, due 02/01/23	175,000		169,750
			2,674,921
Cable—2.48%
Cablevision SA
6.500%, due 06/15/21[4]	900,000		958,500
Cablevision Systems Corp.
5.875%, due 09/15/22	125,000		128,281
7.750%, due 04/15/18	300,000		313,875
8.625%, due 09/15/17	278,000		285,645
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 02/15/23	225,000		234,000
5.125%, due 05/01/23[4]	125,000		130,469
5.125%, due 05/01/27[4]	225,000		229,500
5.500%, due 05/01/26[4]	450,000		472,221
5.750%, due 09/01/23	675,000		708,750
5.750%, due 02/15/26[4]	625,000		663,862
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[4]	50,000		51,125
6.375%, due 09/15/20[4]	250,000		257,658
7.750%, due 07/15/25[4]	200,000		223,000
Digi Communications NV
5.000%, due 10/15/23[4]	EUR	100,000	115,649
Midcontinent Communications/Midcontinent Finance Corp.
6.875%, due 08/15/23[4]	425,000		455,813

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Cable—(concluded)
SFR Group SA
6.000%, due 05/15/22[4]	1,400,000		1,459,500
7.375%, due 05/01/26[4]	400,000		421,000
Unitymedia GmbH
6.125%, due 01/15/25[4]	400,000		427,044
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.000%, due 01/15/25[2]	EUR	175,000	200,540
4.625%, due 02/15/26[2]	EUR	600,000	704,454
5.500%, due 01/15/23[4]		400,000	416,500
5.625%, due 04/15/23[2]	EUR	760,000	880,139
			9,737,525
Car rental—0.69%
Ahern Rentals, Inc.
7.375%, due 05/15/23[4]	700,000		602,000
Avis Budget Finance PLC
4.500%, due 05/15/25[4]	EUR	500,000	538,931
Flexi-Van Leasing, Inc.
7.875%, due 08/15/18[4]	100,000		92,500
Herc Rentals, Inc.
7.500%, due 06/01/22[3,4]	158,000		171,825
7.750%, due 06/01/24[3,4]	627,000		684,214
Loxam SAS
3.500%, due 04/15/22[4]	EUR	125,000	140,772
4.250%, due 04/15/24[4]	EUR	100,000	112,617
6.000%, due 04/15/25[4]	EUR	100,000	114,115
United Rentals North America, Inc.
5.500%, due 05/15/27	100,000		102,875
5.875%, due 09/15/26	125,000		131,875
			2,691,724
Chemicals—2.63%
A Schulman, Inc.
6.875%, due 06/01/23[3]	250,000		263,750
Alpha 3 BV/Alpha US Bidco, Inc.
6.250%, due 02/01/25[4]	200,000		203,000
Axalta Coating Systems Dutch Holding BV
3.750%, due 01/15/25[2]	EUR	850,000	977,385
Blue Cube Spinco, Inc.
10.000%, due 10/15/25	325,000		400,562
Braskem Finance Ltd.
5.375%, due 05/02/22[2]	1,000,000		1,027,835
5.750%, due 04/15/21[2]	300,000		315,000
CF Industries, Inc.
5.375%, due 03/15/44	250,000		217,813
7.125%, due 05/01/20	175,000		190,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Consolidated Energy Finance SA
6.750%, due 10/15/19[4]	400,000		408,000
CVR Partners LP/CVR Nitrogen Finance Corp.
9.250%, due 06/15/23[4]	250,000		255,313
Hexion, Inc./Hexion Nova Scotia Finance ULC
9.000%, due 11/15/20	1,350,000		1,046,250
Huntsman International LLC
5.125%, due 04/15/21	EUR	500,000	605,256
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA
8.375%, due 12/01/22[4]		375,000	388,594
Perstorp Holding AB
7.625%, due 06/30/21[4]	EUR	525,000	606,195
PSPC Escrow Corp.
6.000%, due 02/01/23[2]	EUR	625,000	715,152
SPCM SA
4.875%, due 09/15/25[4]		400,000	404,500
The Chemours Co.
6.125%, due 05/15/23	EUR	475,000	557,000
TPC Group, Inc.
8.750%, due 12/15/20[4]	775,000		720,750
Tronox Finance LLC
6.375%, due 08/15/20[3]	200,000		203,250
Valvoline, Inc.
5.500%, due 07/15/24[4]	200,000		211,500
Versum Materials, Inc.
5.500%, due 09/30/24[4]	125,000		129,844
Yingde Gases Investment Ltd.
8.125%, due 04/22/18[2]	500,000		503,680
			10,351,379
Coal—0.74%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.500%, due 05/01/25[4]	300,000		311,250
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, due 03/15/24	400,000		336,000
12.000%, due 11/01/21	250,000		267,187
CONSOL Energy, Inc.
5.875%, due 04/15/22	320,000		312,000
Murray Energy Corp.
11.250%, due 04/15/21[4]	1,800,000		1,350,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

		Face Amount[1]	Value ($)
Corporate bonds—(continued)
Coal—(concluded)
Peabody Energy Corp.
6.000%, due 03/31/22[3,4]		100,000	102,000
6.250%, due 11/15/21[4,8]		75,000	—
6.375%, due 03/31/25[4]		125,000	127,188
10.000%, due 03/15/22[4,8]		1,025,000	—
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, due 02/01/20[4]		100,000	102,500
			2,908,125
Commercial services—1.88%
Acosta, Inc.
7.750%, due 10/01/22[4]		925,000	783,937
Aircastle Ltd.
5.125%, due 03/15/21		500,000	533,125
Ashtead Capital, Inc.
5.625%, due 10/01/24[4]		400,000	427,456
Booz Allen Hamilton, Inc.
5.125%, due 05/01/25[4]		175,000	177,406
Garda World Security Corp.
7.250%, due 11/15/21[4]		25,000	25,288
Gartner, Inc.
5.125%, due 04/01/25[4]		225,000	232,875
Harland Clarke Holdings Corp.
6.875%, due 03/01/20[4]		125,000	128,125
8.375%, due 08/15/22[4]		175,000	180,250
9.250%, due 03/01/21[4]		1,025,000	989,125
iPayment, Inc.
10.750%, due 04/15/24[4]		75,000	80,813
Iron Mountain Europe PLC
6.125%, due 09/15/22[2]	GBP	317,000	433,673
Iron Mountain, Inc.
5.750%, due 08/15/24		1,465,000	1,508,950
La Financiere Atalian SAS
4.000%, due 05/15/24[4,9]	EUR	600,000	663,776
Live Nation Entertainment, Inc.
5.375%, due 06/15/22[4]		425,000	442,000
Nassa Topco AS
2.875%, due 04/06/24[4]	EUR	200,000	220,866
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[4]		175,000	180,688
The Nielsen Co. Luxembourg Sarl
5.000%, due 02/01/25[4]		100,000	100,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Waste Italia SpA
10.500%, due 11/15/19[2,8]	EUR	1,425,000	271,644
			7,380,122
Communications equipment—0.16%
NXP BV/NXP Funding LLC
3.750%, due 06/01/18[4]	400,000		408,092
3.875%, due 09/01/22[4]	200,000		207,700
			615,792
Computer software & services—3.05%
BMC Software Finance, Inc.
8.125%, due 07/15/21[3,4]	675,000		686,394
Camelot Finance SA
7.875%, due 10/15/24[4]	650,000		697,125
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[4]	325,000		333,531
Dell International LLC/EMC Corp.
5.450%, due 06/15/23[4]	75,000		81,012
5.875%, due 06/15/21[4]	725,000		768,500
7.125%, due 06/15/24[4]	800,000		884,262
Diebold Nixdorf, Inc.
8.500%, due 04/15/24	100,000		111,500
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24	450,000		471,375
EMC Corp.
1.875%, due 06/01/18	400,000		398,258
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, due 05/01/21[4,5]	700,000		715,400
Infor US, Inc.
5.750%, due 05/15/22	EUR	790,000	878,618
6.500%, due 05/15/22	900,000		936,000
Informatica LLC
7.125%, due 07/15/23[4]	100,000		98,375
NCR Corp.
6.375%, due 12/15/23	780,000		836,160
Open Text Corp.
5.875%, due 06/01/26[4]	400,000		427,000
Quintiles IMS, Inc.
3.250%, due 03/15/25[4]	EUR	850,000	929,542

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Computer software & services—(concluded)
Rackspace Hosting, Inc.
8.625%, due 11/15/24[4]	575,000		608,781
RP Crown Parent LLC
7.375%, due 10/15/24[4]	450,000		470,250
Solera LLC/Solera Finance, Inc.
10.500%, due 03/01/24[4]	275,000		313,844
Southern Graphics, Inc.
8.375%, due 10/15/20[4]	200,000		203,500
SS&C Technologies Holdings, Inc.
5.875%, due 07/15/23	150,000		159,375
Veritas US, Inc./Veritas Bermuda Ltd.
7.500%, due 02/01/23[4]	EUR	325,000	374,379
Western Digital Corp.
7.375%, due 04/01/23[4]	500,000		547,500
10.500%, due 04/01/24	50,000		59,000
			11,989,681
Consumer products—0.99%
Central Garden & Pet Co.
6.125%, due 11/15/23	275,000		293,562
High Ridge Brands Co.
8.875%, due 03/15/25[4]	275,000		287,375
Prestige Brands, Inc.
5.375%, due 12/15/21[4]	200,000		206,000
6.375%, due 03/01/24[4]	225,000		240,750
Revlon Consumer Products Corp.
6.250%, due 08/01/24[3]	450,000		437,625
Spectrum Brands, Inc.
4.000%, due 10/01/26[4]	EUR	325,000	368,544
Tempur Sealy International, Inc.
5.500%, due 06/15/26	75,000		74,625
5.625%, due 10/15/23	200,000		204,400
The Nature’s Bounty Co.
7.625%, due 05/15/21[4]	125,000		132,813
TRI Pointe Holdings, Inc.
5.875%, due 06/15/24	1,575,000		1,657,687
			3,903,381
Consumer services—0.14%
GW Honos Security Corp.
8.750%, due 05/15/25[4]	525,000		533,531

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—2.79%
ARD Finance SA
6.625%, due 09/15/23[4,5]	EUR	650,000	735,482
7.125%, due 09/15/23[4,5]	400,000		415,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.750%, due 03/15/24[4]	EUR	350,000	378,395
4.250%, due 09/15/22[4]	200,000		203,840
6.000%, due 02/15/25[4]	600,000		620,250
Ball Corp.
4.375%, due 12/15/20	350,000		368,375
4.375%, due 12/15/23	EUR	825,000	1,004,176
Berry Plastics Corp.
6.000%, due 10/15/22	300,000		318,750
BWAY Holding Co.
7.250%, due 04/15/25[4]	500,000		499,375
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[4]	150,000		154,500
Grupo KUO SAB De CV
6.250%, due 12/04/22[2]	600,000		620,700
Horizon Holdings I SAS
7.250%, due 08/01/23[2]	EUR	975,000	1,134,470
Kloeckner Pentaplast of America, Inc.
7.125%, due 11/01/20[2]	EUR	500,000	563,713
Multi-Color Corp.
6.125%, due 12/01/22[4]	100,000		104,250
OI European Group BV
3.125%, due 11/15/24[4]	EUR	225,000	247,526
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[4]	225,000		234,563
6.375%, due 08/15/25[4]	575,000		625,313
ProGroup AG
5.125%, due 05/01/22[2]	EUR	350,000	403,962
5.125%, due 05/01/22[4]	EUR	100,000	115,418
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, due 07/15/23[4]	450,000		469,125
Sealed Air Corp.
5.250%, due 04/01/23[4]	425,000		450,500
SIG Combibloc Holdings SCA
7.750%, due 02/15/23[2]	EUR	300,000	350,365
Silgan Holdings, Inc.
3.250%, due 03/15/25[2]	EUR	125,000	137,524
3.250%, due 03/15/25[4]	EUR	650,000	715,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—(concluded)
4.750%, due 03/15/25[4]	75,000		75,656
			10,946,353
Diversified financial services—4.19%
4finance SA
10.750%, due 05/01/22[4]	200,000		200,100
Alliance Data Systems Corp.
4.500%, due 03/15/22[4]	EUR	950,000	1,080,711
5.875%, due 11/01/21[4]	350,000		362,250
Ally Financial, Inc.
8.000%, due 12/31/18	475,000		514,187
8.000%, due 11/01/31	310,000		368,900
8.000%, due 11/01/31	285,000		339,150
Amigo Luxembourg SA
7.625%, due 01/15/24[4]	GBP	300,000	407,872
ASP AMC Merger Sub, Inc.
8.000%, due 05/15/25[4]	750,000		744,375
Bank of America Corp.
6.250%, due 09/05/24[6,7]	700,000		750,827
6.300%, due 03/10/26[3,6,7]	175,000		192,719
8.000%, due 01/30/18[6,7]	345,000		357,938
Barclays PLC
8.000%, due 12/15/20[6,7]	EUR	600,000	721,389
8.250%, due 12/15/18[6,7]	1,300,000		1,382,875
Citigroup, Inc.
5.900%, due 02/15/23[3,6,7]	925,000		971,250
5.950%, due 08/15/20[6,7]	175,000		184,030
5.950%, due 01/30/23[6,7]	175,000		184,188
6.250%, due 08/15/26[6,7]	150,000		163,313
CNG Holdings, Inc.
9.375%, due 05/15/20[4]	225,000		204,750
FBM Finance, Inc.
8.250%, due 08/15/21[4]	700,000		755,118
Fly Leasing Ltd.
6.750%, due 12/15/20[3]	200,000		210,000
Garfunkelux Holdco 3 SA
8.500%, due 11/01/22[2]	GBP	300,000	419,094
Hexion, Inc.
10.375%, due 02/01/22[3,4]	550,000		563,750
13.750%, due 02/01/22[4]	425,000		417,562
Intelsat Connect Finance SA
12.500%, due 04/01/22[3,4]	61,000		53,680
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.375%, due 04/01/20[4]	400,000		409,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
KCG Holdings, Inc.
6.875%, due 03/15/20[4]	250,000		260,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 03/15/22[4]	325,000		333,531
National Financial Partners Corp.
9.000%, due 07/15/21[4]	900,000		951,750
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, due 06/01/22	275,000		276,375
9.625%, due 05/01/19	375,000		385,781
Nemean Bondco PLC
7.375%, due 02/01/24[4]	GBP	725,000	947,750
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, due 06/01/25[4,9]	375,000		385,312
Vertiv Intermediate Holding Corp.
12.000%, due 02/15/22[4,5]	900,000		960,750
			16,460,277
Electric utilities—0.60%
Dynegy, Inc.
6.750%, due 11/01/19	200,000		203,000
7.375%, due 11/01/22[3]	925,000		888,000
7.625%, due 11/01/24[3]	250,000		228,750
Listrindo Capital BV
4.950%, due 09/14/26[4]	300,000		295,500
NRG Energy, Inc.
6.625%, due 01/15/27	400,000		396,000
7.250%, due 05/15/26[3]	125,000		127,813
NRG Yield Operating LLC
5.000%, due 09/15/26[3,4]	225,000		220,500
			2,359,563
Electric-generation—1.45%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25[3]	300,000		303,000
5.625%, due 05/20/24	75,000		76,313
5.750%, due 05/20/27	275,000		275,688
Calpine Corp.
5.375%, due 01/15/23[3]	100,000		98,500
5.500%, due 02/01/24	475,000		458,375
5.750%, due 01/15/25[3]	275,000		266,063
ContourGlobal Power Holdings SA
5.125%, due 06/15/21[4]	EUR	725,000	836,929

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
Drax Finco PLC
4.250%, due 05/01/22[4,9]	GBP	500,000	660,616
4.321%, due 05/01/22[4,6,9]	GBP	500,000	655,759
GenOn Energy, Inc.
7.875%, due 06/15/17[3]	325,000		223,438
Greenko Investment Co.
4.875%, due 08/16/23[2]	300,000		295,486
Senvion Holding GmbH
3.875%, due 10/25/22[4]	EUR	275,000	300,555
6.625%, due 11/15/20[2]	EUR	700,000	788,328
TerraForm Power Operating LLC
9.750%, due 08/15/22[4]	425,000		471,750
			5,710,800
Electric-integrated—0.60%
Centrais Eletricas Brasileiras SA
5.750%, due 10/27/21[2]	300,000		307,200
Eskom Holdings SOC Ltd.
5.750%, due 01/26/21[2]	500,000		501,875
6.750%, due 08/06/23[2]	250,000		258,375
Hrvatska Elektroprivreda
5.875%, due 10/23/22[4]	800,000		858,400
Pampa Energia SA
7.500%, due 01/24/27[4]	400,000		426,000
			2,351,850
Electronics—0.93%
Advanced Micro Devices, Inc.
7.000%, due 07/01/24[3]	453,000		481,879
7.500%, due 08/15/22	270,000		299,700
Allegion PLC
5.875%, due 09/15/23	275,000		293,562
Micron Technology, Inc.
5.250%, due 01/15/24[3,4]	1,725,000		1,778,475
Microsemi Corp.
9.125%, due 04/15/23[4]	125,000		143,750
Qorvo, Inc.
6.750%, due 12/01/23	100,000		108,500
7.000%, due 12/01/25	500,000		555,000
			3,660,866
Energy—0.16%
Neerg Energy Ltd.
6.000%, due 02/13/22[2]	500,000		504,937

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Energy—(concluded)
Pattern Energy Group, Inc.
5.875%, due 02/01/24[4]	125,000		128,281
			633,218
Energy-exploration & production—0.52%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, due 12/15/24[4]	925,000		971,250
Antero Resources Corp.
5.125%, due 12/01/22	150,000		152,250
5.375%, due 11/01/21	300,000		309,750
Continental Resources, Inc.
5.000%, due 09/15/22	350,000		353,063
Covey Park Energy LLC/Covey Park Finance Corp.
7.500%, due 05/15/25[4]	275,000		275,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[8]	850,000		—
			2,061,313
Finance-captive automotive—2.11%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[4]	880,000		906,400
Barminco Finance Pty Ltd.
6.625%, due 05/15/22[3,4]	50,000		49,956
Cabot Financial Luxembourg II SA
5.875%, due 11/15/21[2,6]	EUR	550,000	624,290
Cabot Financial Luxembourg SA
6.500%, due 04/01/21[2]	GBP	220,000	294,056
Equinix, Inc.
5.375%, due 05/15/27	275,000		287,317
HRG Group, Inc.
7.750%, due 01/15/22	395,000		417,219
HT1 Funding GmbH
6.352%, due 06/30/17[6,7]	EUR	800,000	822,203
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.000%, due 08/01/20	1,380,000		1,428,300
6.250%, due 02/01/22[4]	250,000		260,000
Lock AS
7.000%, due 08/15/21[2]	EUR	550,000	628,946
Mercury Bondco PLC
8.250%, due 05/30/21[2,5]	EUR	650,000	741,394

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[4]	300,000		312,750
NWH Escrow Corp.
7.500%, due 08/01/21[4]	250,000		226,250
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[4]	150,000		158,438
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[4]	475,000		518,937
Radian Group, Inc.
7.000%, due 03/15/21	275,000		306,625
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
6.750%, due 05/01/22[4]	200,000		211,000
Uniti Group, Inc./CSL Capital LLC
6.000%, due 04/15/23[4]	100,000		104,063
			8,298,144
Finance-other—1.11%
Navient Corp.
6.500%, due 06/15/22	300,000		310,125
6.625%, due 07/26/21	75,000		79,406
7.250%, due 09/25/23	125,000		130,625
8.000%, due 03/25/20	2,000,000		2,200,000
Springleaf Finance Corp.
5.250%, due 12/15/19	545,000		551,813
6.000%, due 06/01/20	1,050,000		1,074,937
			4,346,906
Financial services—0.74%
Banco de Bogota SA
5.375%, due 02/19/23[4]	750,000		786,900
Cemex Finance LLC
6.000%, due 04/01/24[3,4]	400,000		423,000
6.000%, due 04/01/24[2]	750,000		793,125
Intesa Sanpaolo SpA
8.047%, due 06/20/18[6,7]	EUR	350,000	407,066

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Financial services—(concluded)
Monitchem HoldCo 2 SA
6.875%, due 06/15/22[2]	EUR	450,000	485,569
			2,895,660
Food processors/beverage/bottling—0.08%
Vector Group Ltd.
6.125%, due 02/01/25[4]	300,000		310,500

Food products—1.41%
Central American Bottling Corp.
5.750%, due 01/31/27[4]	400,000		424,040
Clearwater Seafoods, Inc.
6.875%, due 05/01/25[4]	150,000		155,250
Cott Corp.
5.500%, due 07/01/24[2]	EUR	250,000	291,342
Cott Finance Corp.
5.500%, due 07/01/24[4]	EUR	500,000	582,684
JBS USA LUX SA/JBS USA Finance, Inc.
8.250%, due 02/01/20[4]	710,000		727,750
Marfrig Holdings Europe BV
8.000%, due 06/08/23[2]	600,000		635,400
8.000%, due 06/08/23[4]	300,000		317,700
Minerva Luxembourg SA
6.500%, due 09/20/26[4]	1,150,000		1,141,363
6.500%, due 09/20/26[2]	250,000		248,123
Moy Park Bondco PLC
6.250%, due 05/29/21[2]	GBP	535,000	713,708
TreeHouse Foods, Inc.
6.000%, due 02/15/24[4]	275,000		292,875
			5,530,235
Food-wholesale—1.38%
Agrokor dd
8.875%, due 02/01/20[2]	200,000		80,800
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, due 03/15/25[4]	525,000		510,562
6.625%, due 06/15/24[3,4]	450,000		460,125
Aramark International Finance Sarl
3.125%, due 04/01/25[4]	EUR	375,000	422,784
Aramark Services, Inc.
4.750%, due 06/01/26	75,000		76,500
5.125%, due 01/15/24	400,000		422,000
Casino Guichard Perrachon SA
4.048%, due 08/05/26[2]	EUR	300,000	348,076

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Food-wholesale—(concluded)
4.870%, due 01/31/19[2,6,7]	EUR	300,000	324,197
Lamb Weston Holdings, Inc.
4.625%, due 11/01/24[4]	50,000		51,625
Matalan Finance PLC
6.875%, due 06/01/19[2]	GBP	500,000	563,357
Nomad Foods Bondco PLC
3.250%, due 05/15/24[4,9]	EUR	650,000	717,989
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, due 01/15/24	150,000		159,938
Post Holdings, Inc.
7.750%, due 03/15/24[4]	400,000		444,500
Rexel SA
3.500%, due 06/15/23[2]	EUR	750,000	853,330
			5,435,783
Gaming—2.68%
Boyd Gaming Corp.
6.375%, due 04/01/26	1,000,000		1,077,500
6.875%, due 05/15/23	1,300,000		1,399,125
Churchill Downs, Inc.
5.375%, due 12/15/21	700,000		728,875
Cirsa Funding Luxembourg SA
5.875%, due 05/15/23[2]	EUR	725,000	835,650
Eagle II Acquisition Co. LLC
6.000%, due 04/01/25[4]	175,000		180,906
Grupo Posadas SAB de CV
7.875%, due 06/30/22[2]	500,000		516,875
Isle of Capri Casinos, Inc.
8.875%, due 06/15/20	1,295,000		1,333,850
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[4]	250,000		261,250
Ladbrokes Group Finance PLC
5.125%, due 09/08/23[2]	GBP	200,000	258,651
Lions Gate Entertainment Corp.
5.875%, due 11/01/24[4]	175,000		181,562
MGM Resorts International
6.750%, due 10/01/20	263,000		292,587
7.750%, due 03/15/22	740,000		862,100
Mohegan Tribal Gaming Authority
7.875%, due 10/15/24[3,4]	525,000		537,469
Safari Holding Verwaltungs GmbH
8.250%, due 02/15/21[2]	EUR	660,120	745,961

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
Schumann SpA
7.000%, due 07/31/23[2]	EUR	250,000	279,789
Scientific Games International, Inc.
7.000%, due 01/01/22[4]	300,000		321,186
10.000%, due 12/01/22	75,000		81,244
Studio City Co. Ltd.
5.875%, due 11/30/19[4]	200,000		209,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, due 05/15/25[4,9]	150,000		150,188
William Hill PLC
4.875%, due 09/07/23[2]	GBP	100,000	135,025
WMG Acquisition Corp.
5.000%, due 08/01/23[4]	125,000		127,031
			10,516,074
Health care equipment & supplies—0.06%
Crimson Merger Sub, Inc.
6.625%, due 05/15/22[4]	250,000		229,375

Health care providers & services—4.85%
Alere, Inc.
6.375%, due 07/01/23[4]	370,000		402,837
6.500%, due 06/15/20	375,000		383,437
Catalent Pharma Solutions, Inc.
4.750%, due 12/15/24[4]	EUR	200,000	231,594
CHS/Community Health Systems, Inc.
6.875%, due 02/01/22	100,000		82,750
7.125%, due 07/15/20	325,000		291,688
Concordia International Corp.
7.000%, due 04/15/23[4]	150,000		24,000
9.500%, due 10/21/22[4]	275,000		53,625
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, due 06/15/21[4]	500,000		445,000
Eagle Holding Co. II LLC
7.625%, due 05/15/22[4,5,9]	100,000		102,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.875%, due 10/15/24[4]	200,000		203,750
6.000%, due 07/15/23[3,4]	1,100,000		963,875
Endo Finance LLC
5.750%, due 01/15/22[4]	75,000		69,375
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[4]	150,000		128,625

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(continued)
Envision Healthcare Corp.
5.625%, due 07/15/22	175,000		180,539
6.250%, due 12/01/24[4]	175,000		184,188
Grifols SA
3.200%, due 05/01/25[4]	EUR	1,150,000	1,244,627
HCA, Inc.
5.875%, due 05/01/23	150,000		163,230
5.875%, due 02/15/26	200,000		212,500
7.500%, due 02/15/22	1,925,000		2,214,520
8.000%, due 10/01/18	300,000		322,875
HealthSouth Corp.
5.750%, due 11/01/24	625,000		636,719
Hill-Rom Holdings, Inc.
5.750%, due 09/01/23[4]	150,000		156,750
HomeVi SAS
4.250%, due 11/15/21[4,6]	EUR	100,000	110,292
6.875%, due 08/15/21[2]	EUR	525,000	599,709
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.500%, due 10/01/24[4]	425,000		438,812
Kindred Healthcare, Inc.
8.000%, due 01/15/20	820,000		846,650
LifePoint Health, Inc.
5.500%, due 12/01/21	125,000		129,063
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[3,4]	150,000		143,250
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[4]	300,000		322,500
Select Medical Corp.
6.375%, due 06/01/21[3]	50,000		51,125
Synlab Bondco PLC
3.500%, due 07/01/22[4,6]	EUR	500,000	552,819
Team Health Holdings, Inc.
6.375%, due 02/01/25[3,4]	300,000		292,875
Tenet Healthcare Corp.
5.500%, due 03/01/19	1,200,000		1,212,000
7.500%, due 01/01/22[3,4]	125,000		133,750
8.000%, due 08/01/20	225,000		229,574
Unilabs Subholding AB
5.750%, due 05/15/25[4,9]	EUR	775,000	840,093
Universal Hospital Services, Inc.
7.625%, due 08/15/20[3]	350,000		354,812
Valeant Pharmaceuticals International, Inc.
4.500%, due 05/15/23[2]	EUR	700,000	535,846
5.875%, due 05/15/23[4]	200,000		147,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
6.375%, due 10/15/20[3,4]	600,000		515,250
6.750%, due 08/15/18[3,4]	87,000		86,783
7.000%, due 10/01/20[3,4]	350,000		307,125
7.000%, due 03/15/24[4]	775,000		790,500
7.250%, due 07/15/22[3,4]	375,000		300,937
7.500%, due 07/15/21[4]	1,695,000		1,404,731
			19,044,750
Hotels, restaurants & leisure—1.78%
Carlson Travel, Inc.
9.500%, due 12/15/24[4]	200,000		206,500
CCM Merger, Inc.
6.000%, due 03/15/22[4]	200,000		206,500
Eldorado Resorts, Inc.
7.000%, due 08/01/23	375,000		405,000
FelCor Lodging LP
6.000%, due 06/01/25	1,575,000		1,681,312
Gateway Casinos & Entertainment Ltd.
8.250%, due 03/01/24[4]	225,000		230,063
Golden Nugget, Inc.
8.500%, due 12/01/21[4]	325,000		346,937
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[4]	250,000		258,125
LTF Merger Sub, Inc.
8.500%, due 06/15/23[3,4]	1,367,000		1,452,437
NPC International, Inc./NPC Operating Co. A&B, Inc.
10.500%, due 01/15/20	150,000		154,545
Silversea Cruise Finance Ltd.
7.250%, due 02/01/25[4]	225,000		238,500
Thomas Cook Group PLC
6.250%, due 06/15/22[4]	EUR	900,000	1,066,311
Viking Cruises Ltd.
8.500%, due 10/15/22[4]	150,000		156,563
Wynn Macau Ltd.
5.250%, due 10/15/21[4]	500,000		513,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Hotels, restaurants & leisure—(concluded)
Yum! Brands, Inc.
6.250%, due 03/15/18	75,000		77,700
			6,994,243
Insurance—0.86%
FWD Ltd.
6.250%, due 01/24/22[2,6,7]	500,000		524,434
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, due 07/15/19[4,5]	675,000		678,375
HUB International Ltd.
7.875%, due 10/01/21[4]	400,000		419,060
Mapfre SA
5.921%, due 07/24/37[6]	EUR	550,000	606,903
MGIC Investment Corp.
5.750%, due 08/15/23	275,000		294,938
USI, Inc.
7.750%, due 01/15/21[4]	475,000		484,737
USIS Merger Sub, Inc.
6.875%, due 05/01/25[4]	350,000		356,125
			3,364,572
Lodging—0.36%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.250%, due 11/15/22[3,4]	200,000		216,750
NCL Corp. Ltd.
4.625%, due 11/15/20[4]	225,000		230,625
NH Hotel Group SA
3.750%, due 10/01/23[2]	EUR	850,000	965,533
			1,412,908
Machinery—0.46%
NEW Areva Holding SA
4.875%, due 09/23/24	EUR	950,000	1,078,203
Tennant Co.
5.625%, due 05/01/25[4]	125,000		129,844
Vertiv Group Corp.
9.250%, due 10/15/24[4]	250,000		268,437

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Machinery—(concluded)
Welbilt, Inc.
9.500%, due 02/15/24	275,000		317,625
			1,794,109
Machinery-construction & mining—0.12%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.250%, due 03/15/24[4]	400,000		417,500
Terex Corp.
5.625%, due 02/01/25[4]	50,000		51,125
			468,625
Manufacturing-diversified—0.73%
Bombardier, Inc.
6.000%, due 10/15/22[3,4]	300,000		300,000
6.125%, due 05/15/21[2]	EUR	300,000	353,227
6.125%, due 01/15/23[4]	275,000		274,312
7.500%, due 03/15/25[4]	200,000		208,000
Cloud Crane LLC
10.125%, due 08/01/24[4]	300,000		320,250
Colfax Corp.
3.250%, due 05/15/25[4]	EUR	350,000	385,067
Koppers, Inc.
6.000%, due 02/15/25[4]	75,000		78,563
RSI Home Products, Inc.
6.500%, due 03/15/23[4]	575,000		595,125
SPX FLOW, Inc.
5.625%, due 08/15/24[4]	175,000		177,188
5.875%, due 08/15/26[4]	175,000		177,188
			2,868,920
Media—3.36%
AMC Entertainment Holdings, Inc.
6.125%, due 05/15/27[4]	575,000		587,219
6.375%, due 11/15/24[4]	GBP	600,000	827,836
Carmike Cinemas, Inc.
6.000%, due 06/15/23[4]	300,000		319,500
Cinemark USA, Inc.
5.125%, due 12/15/22	275,000		283,250
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	278,000		288,077
7.625%, due 03/15/20	1,423,000		1,439,009
7.625%, due 03/15/20	127,000		126,048
CSC Holdings LLC
8.625%, due 02/15/19	150,000		165,233

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Media—(continued)
DISH DBS Corp.
5.875%, due 11/15/24	175,000	183,531
Gray Television, Inc.
5.125%, due 10/15/24[4]	225,000	225,562
5.875%, due 07/15/26[4]	525,000	543,375
iHeartCommunications, Inc.
9.000%, due 12/15/19	475,000	391,875
10.000%, due 01/15/18	150,000	117,000
14.000%, due 02/01/21[5]	407,282	118,112
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, due 04/01/23	525,000	552,562
National CineMedia LLC
5.750%, due 08/15/26	75,000	76,500
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[4]	550,000	563,750
Quebecor Media, Inc.
5.750%, due 01/15/23	450,000	473,625
Radio One, Inc.
9.250%, due 02/15/20[3,4]	200,000	197,000
Regal Entertainment Group
5.750%, due 06/15/23	700,000	736,750
Sinclair Television Group, Inc.
5.125%, due 02/15/27[4]	325,000	322,562
5.875%, due 03/15/26[4]	225,000	234,281
6.125%, due 10/01/22	142,000	148,213
Sirius XM Radio, Inc.
5.375%, due 07/15/26[4]	525,000	537,469
TEGNA, Inc.
6.375%, due 10/15/23	125,000	132,813
The EW Scripps Co.
5.125%, due 05/15/25[4]	225,000	230,906
Townsquare Media, Inc.
6.500%, due 04/01/23[4]	325,000	328,656
Univision Communications, Inc.
6.750%, due 09/15/22[4]	700,000	733,250
VTR Finance BV
6.875%, due 01/15/24[2]	1,200,000	1,275,000
Wave Holdco LLC/Wave Holdco Corp.
8.250%, due 07/15/19[4,5]	362,375	364,187

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Ziggo Bond Finance BV
6.000%, due 01/15/27[4]	650,000		663,000
			13,186,151
Metals—1.04%
Aleris International, Inc.
7.875%, due 11/01/20	641,000		634,590
9.500%, due 04/01/21[4]	175,000		187,687
Cia Brasileira de Aluminio
4.750%, due 06/17/24[2]	1,100,000		1,069,750
Coeur Mining, Inc.
7.875%, due 02/01/21	109,000		112,815
Constellium NV
5.750%, due 05/15/24[4]	250,000		234,375
7.000%, due 01/15/23[2]	EUR	500,000	568,887
Ferroglobe PLC/Globe Specialty Metals, Inc.
9.375%, due 03/01/22[4]	150,000		156,750
Rusal Capital DAC
5.125%, due 02/02/22[4]	540,000		541,467
Vedanta Resources PLC
6.375%, due 07/30/22[4]	300,000		304,050
8.250%, due 06/07/21[4]	250,000		271,250
			4,081,621
Metals & mining—2.56%
Alcoa Nederland Holding BV
7.000%, due 09/30/26[4]	600,000		663,000
Anglo American Capital PLC
3.500%, due 03/28/22[2]	EUR	700,000	834,623
4.125%, due 09/27/22[4]	400,000		408,000
ArcelorMittal
3.125%, due 01/14/22[2]	EUR	525,000	600,777
7.000%, due 02/25/22[3]	100,000		113,375
7.750%, due 10/15/39	130,000		148,525
Cliffs Natural Resources, Inc.
5.750%, due 03/01/25[3,4]	250,000		241,875
8.250%, due 03/31/20[4]	234,000		254,183
First Quantum Minerals Ltd.
7.250%, due 04/01/23[4]	600,000		610,875
Fortune Star BVI Ltd.
5.250%, due 03/23/22[2]	500,000		506,771
Freeport-McMoRan, Inc.
2.300%, due 11/14/17	275,000		274,587
2.375%, due 03/15/18	450,000		447,750
5.450%, due 03/15/43	150,000		127,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
6.500%, due 11/15/20[4]	275,000	282,562
6.625%, due 05/01/21[4]	400,000	410,000
6.750%, due 02/01/22[4]	1,000,000	1,043,750
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.375%, due 12/15/23[4]	125,000	133,350
Hecla Mining Co.
6.875%, due 05/01/21	275,000	285,340
Hudbay Minerals, Inc.
7.250%, due 01/15/23[4]	125,000	132,969
7.625%, due 01/15/25[4]	100,000	107,125
IAMGOLD Corp.
7.000%, due 04/15/25[4]	225,000	225,563
JSW Steel Ltd.
4.750%, due 11/12/19[2]	250,000	252,850
Kinross Gold Corp.
5.125%, due 09/01/21[3]	175,000	182,875
Novelis Corp.
5.875%, due 09/30/26[4]	100,000	102,750
Park-Ohio Industries, Inc.
6.625%, due 04/15/27[4]	100,000	102,500
Petra Diamonds US Treasury PLC
7.250%, due 05/01/22[4]	200,000	209,000
Teck Resources Ltd.
3.750%, due 02/01/23[3]	125,000	123,163
4.500%, due 01/15/21	100,000	103,273
4.750%, due 01/15/22[3]	350,000	362,250
6.000%, due 08/15/40	350,000	360,062
6.125%, due 10/01/35	200,000	211,500
Zekelman Industries, Inc.
9.875%, due 06/15/23[4]	175,000	197,750
		10,060,848
Oil & gas—10.51%
American Midstream Partners LP/American Midstream Finance Corp.
8.500%, due 12/15/21[4]	175,000	178,063
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.000%, due 04/01/22[4]	625,000	644,531
Bill Barrett Corp.
7.000%, due 10/15/22[3]	125,000	119,375
7.625%, due 10/01/19[3]	75,000	76,631

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[4]	325,000	332,719
Bonanza Creek Energy, Inc.
5.750%, due 02/01/23[8]	50,000	—
6.750%, due 04/15/21[8]	450,000	—
Calfrac Holdings LP
7.500%, due 12/01/20[4]	75,000	68,813
California Resources Corp.
8.000%, due 12/15/22[4]	1,800,000	1,386,000
Callon Petroleum Co.
6.125%, due 10/01/24[4]	275,000	288,062
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23[3]	400,000	403,000
7.500%, due 09/15/20	350,000	360,500
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25[4]	225,000	239,625
7.000%, due 06/30/24[4]	400,000	446,952
Chesapeake Energy Corp.
5.500%, due 09/15/26[4]	75,000	73,781
6.625%, due 08/15/20[3]	950,000	955,937
6.875%, due 11/15/20	50,000	50,250
8.000%, due 01/15/25[3,4]	300,000	296,625
Concho Resources, Inc.
5.500%, due 04/01/23	225,000	233,297
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.750%, due 04/01/25[4]	75,000	77,813
6.250%, due 04/01/23	1,345,000	1,403,844
Denbury Resources, Inc.
6.375%, due 08/15/21	150,000	118,875
9.000%, due 05/15/21[4]	360,000	379,800
Drill Rigs Holdings, Inc.
6.500%, due 10/01/17[4,8]	100,000	29,500
Eclipse Resources Corp.
8.875%, due 07/15/23	75,000	76,500
Energy Transfer Equity LP
7.500%, due 10/15/20	975,000	1,098,703
Ensco PLC
5.750%, due 10/01/44	125,000	91,050
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, due 06/15/23[3]	600,000	451,500
8.000%, due 02/15/25[4]	150,000	133,500
9.375%, due 05/01/20	1,860,000	1,762,350
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, due 05/01/25[4]	375,000	386,953

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	430,000		413,875
6.750%, due 06/15/23	225,000		217,125
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20[4]	100,000		97,125
Gazprom OAO Via Gaz Capital SA
3.600%, due 02/26/21[2]	EUR	1,000,000	1,162,827
Global Marine, Inc.
7.000%, due 06/01/28[3]	125,000		112,500
Gulfport Energy Corp.
6.000%, due 10/15/24[4]	250,000		246,250
6.375%, due 05/15/25[4]	225,000		224,156
Holly Energy Partners LP/Holly Energy Finance Corp.
6.000%, due 08/01/24[4]	125,000		132,188
Jones Energy Holdings LLC/Jones Energy Finance Corp.
9.250%, due 03/15/23	200,000		182,000
Laredo Petroleum, Inc.
5.625%, due 01/15/22[3]	275,000		276,031
7.375%, due 05/01/22	800,000		831,000
Lukoil International Finance BV
4.563%, due 04/24/23[2]	400,000		410,919
Matador Resources Co.
6.875%, due 04/15/23[4]	175,000		184,625
MEG Energy Corp.
6.375%, due 01/30/23[4]	400,000		352,000
Murphy Oil Corp.
4.700%, due 12/01/22[3]	1,050,000		1,026,375
Nabors Industries, Inc.
4.625%, due 09/15/21	75,000		75,750
5.000%, due 09/15/20	225,000		232,313
5.500%, due 01/15/23[4]	275,000		278,437
Newfield Exploration Co.
5.750%, due 01/30/22	275,000		292,187
Noble Holding International Ltd.
4.900%, due 08/01/20	6,000		5,790
7.750%, due 01/15/24[3]	575,000		524,687
Oasis Petroleum, Inc.
6.500%, due 11/01/21[3]	125,000		126,250
Paramount Resources Ltd.
6.875%, due 06/30/23[4]	300,000		318,000
Parsley Energy LLC/Parsley Finance Corp.
6.250%, due 06/01/24[4]	125,000		132,188

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
PDC Energy, Inc.
6.125%, due 09/15/24[4]	300,000		307,500
Petrobras Global Finance BV
3.750%, due 01/14/21	EUR	725,000	823,897
4.250%, due 10/02/23	EUR	525,000	596,891
4.375%, due 05/20/23	1,225,000		1,173,121
5.375%, due 01/27/21	700,000		719,145
6.250%, due 03/17/24	665,000		687,570
6.250%, due 12/14/26	GBP	100,000	133,868
6.750%, due 01/27/41	400,000		377,000
7.375%, due 01/17/27	200,000		214,600
8.375%, due 05/23/21	975,000		1,102,725
Petroleos de Venezuela SA
6.000%, due 11/15/26[2]	250,000		94,875
8.500%, due 10/27/20[2]	950,000		744,325
9.750%, due 05/17/35[2]	1,250,000		593,750
Precision Drilling Corp.
5.250%, due 11/15/24[3]	75,000		72,188
6.500%, due 12/15/21	225,000		227,813
7.750%, due 12/15/23[4]	75,000		79,500
Range Resources Corp.
5.000%, due 08/15/22[4]	150,000		148,313
5.000%, due 03/15/23[4]	125,000		123,750
5.750%, due 06/01/21[4]	275,000		283,250
5.875%, due 07/01/22[4]	500,000		511,250
Resolute Energy Corp.
8.500%, due 05/01/20	425,000		433,500
Rice Energy, Inc.
6.250%, due 05/01/22	150,000		156,845
Rowan Cos., Inc.
7.375%, due 06/15/25[3]	325,000		320,937
Sanchez Energy Corp.
6.125%, due 01/15/23[3]	300,000		275,997
7.750%, due 06/15/21[3]	25,000		24,188
Sandridge Energy, Inc.
7.500%, due 03/15/21[8,10]	1,425,000		—
SM Energy Co.
6.125%, due 11/15/22[3]	425,000		431,375
6.500%, due 01/01/23	125,000		126,875
6.750%, due 09/15/26[3]	325,000		327,437
Southwestern Energy Co.
4.100%, due 03/15/22	475,000		444,125
5.800%, due 01/23/20[3]	275,000		277,750
6.700%, due 01/23/25	375,000		373,125
7.500%, due 02/01/18	119,000		124,058
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[2]	800,000		793,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	675,000	676,687
5.750%, due 04/15/25	125,000	126,563
Sunoco LP/Sunoco Finance Corp.
5.500%, due 08/01/20	1,000,000	1,033,750
6.250%, due 04/15/21	900,000	950,616
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 09/15/24[4]	75,000	75,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, due 02/01/25[4]	50,000	51,625
6.750%, due 03/15/24	50,000	54,500
Transocean, Inc.
5.800%, due 10/15/22[3]	175,000	162,750
9.000%, due 07/15/23[3,4]	500,000	533,125
9.100%, due 12/15/41	450,000	418,500
Trinidad Drilling Ltd.
6.625%, due 02/15/25[4]	200,000	201,500
Tullow Oil PLC
6.000%, due 11/01/20[4]	200,000	194,500
6.250%, due 04/15/22[4]	400,000	382,472
Ultra Resources, Inc.
6.875%, due 04/15/22[4]	200,000	202,250
Vermilion Energy, Inc.
5.625%, due 03/15/25[4]	275,000	275,687
Weatherford International LLC
6.800%, due 06/15/37	100,000	94,500
Weatherford International Ltd.
6.500%, due 08/01/36[3]	50,000	47,250
6.750%, due 09/15/40[3]	75,000	70,875
7.750%, due 06/15/21	100,000	106,625
8.250%, due 06/15/23[3]	100,000	108,375
9.875%, due 02/15/24[4]	475,000	553,375
Whiting Petroleum Corp.
5.000%, due 03/15/19	150,000	151,500
5.750%, due 03/15/21[3]	425,000	422,875
WildHorse Resource Development Corp.
6.875%, due 02/01/25[4]	250,000	240,000
WPX Energy, Inc.
6.000%, due 01/15/22[3]	225,000	228,375
7.500%, due 08/01/20	300,000	318,000
YPF SA
8.500%, due 03/23/21[4]	100,000	113,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
8.500%, due 07/28/25[2]	300,000		339,375
			41,277,840
Oil services—1.01%
Citgo Holding, Inc.
10.750%, due 02/15/20[4]	775,000		831,188
CITGO Petroleum Corp.
6.250%, due 08/15/22[4]	2,005,000		2,040,087
Tesoro Corp.
4.750%, due 12/15/23[4]	50,000		52,375
5.375%, due 10/01/22[3]	675,000		702,000
Williams Partners LP/ACMP Finance Corp.
4.875%, due 05/15/23	75,000		77,250
4.875%, due 03/15/24	250,000		259,375
			3,962,275
Packaging & containers—0.05%
Graphic Packaging International, Inc.
4.125%, due 08/15/24	200,000		200,500

Paper & forest products—0.41%
Appvion, Inc.
9.000%, due 06/01/20[4]	650,000		377,000
Mercer International, Inc.
6.500%, due 02/01/24[4]	150,000		154,875
Suzano Austria GmbH
7.000%, due 03/16/47[4]	300,000		296,550
WEPA Hygieneprodukte GmbH
3.750%, due 05/15/24[2]	EUR	275,000	313,263
3.750%, due 05/15/24[4]	EUR	425,000	484,133
			1,625,821
Pipelines—1.18%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24[4]	275,000		281,187
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.250%, due 02/15/21	450,000		461,250
MPLX LP
5.500%, due 02/15/23	645,000		668,381
NuStar Logistics LP
5.625%, due 04/28/27	150,000		154,552

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23[3]	400,000		410,000
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 07/15/22	475,000		473,812
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.250%, due 01/15/25	50,000		53,063
5.875%, due 10/01/20	600,000		616,500
6.375%, due 05/01/24	75,000		81,938
The Williams Cos., Inc.
3.700%, due 01/15/23	425,000		418,625
4.550%, due 06/24/24	150,000		153,563
7.500%, due 01/15/31	50,000		59,125
7.875%, due 09/01/21	325,000		380,656
Transportadora de Gas del Sur SA
9.625%, due 05/14/20[2]	375,000		404,089
			4,616,741
Real estate investment trusts—2.72%
China Aoyuan Property Group Ltd.
6.525%, due 04/25/19[2]	500,000		516,212
China SCE Property Holdings Ltd.
10.000%, due 07/02/20[2]	1,000,000		1,106,239
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/22[2]	600,000		611,978
Crescent Communities LLC/Crescent Ventures, Inc.
8.875%, due 10/15/21[4]	375,000		393,750
Fantasia Holdings Group Co. Ltd.
7.375%, due 10/04/21[2]	400,000		408,227
Greystar Real Estate Partners LLC
8.250%, due 12/01/22[4]	375,000		405,000
Jababeka International BV
6.500%, due 10/05/23[2]	400,000		412,484
Kennedy-Wilson, Inc.
5.875%, due 04/01/24	750,000		781,875
Longfor Properties Co. Ltd.
6.750%, due 01/29/23[2]	500,000		529,430
MPT Operating Partnership LP/MPT Finance Corp.
3.325%, due 03/24/25	EUR	700,000	777,867
6.375%, due 03/01/24	325,000		351,813
Realogy Group LLC/Realogy Co-Issuer Corp.
4.500%, due 04/15/19[4]	225,000		234,000
4.875%, due 06/01/23[4]	500,000		505,000
RKP Overseas Finance 2016 A Ltd.
7.950%, due 02/17/22[2,7]	600,000		625,299

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Tesco Property Finance 3 PLC
5.744%, due 04/13/40[2]	GBP	879,657	1,210,092
The GEO Group, Inc.
6.000%, due 04/15/26	200,000		205,500
Times Property Holdings Ltd.
6.250%, due 01/23/20[2]	800,000		823,060
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[4,9]	250,000		255,625
Yanlord Land HK Co. Ltd.
5.875%, due 01/23/22[2]	500,000		525,576
			10,679,027
Retail—2.23%
1011778 BC ULC/New Red Finance, Inc.
6.000%, due 04/01/22[4]	675,000		703,687
99 Cents Only Stores LLC
11.000%, due 12/15/19	225,000		188,438
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[4]	725,000		725,297
Asbury Automotive Group, Inc.
6.000%, due 12/15/24	100,000		103,250
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	250,000		269,375
Burger King France SAS
4.929%, due 05/01/23[4,6]	EUR	100,000	111,256
6.000%, due 05/01/24[4]	EUR	100,000	113,015
Cumberland Farms, Inc.
6.750%, due 05/01/25[4]	275,000		285,354
Financiere Quick SAS
4.418%, due 04/15/19[2,6]	EUR	347,727	377,264
Group 1 Automotive, Inc.
5.250%, due 12/15/23[4]	225,000		226,687
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[4]	600,000		646,500
JC Penney Corp., Inc.
5.650%, due 06/01/20	300,000		298,500
6.375%, due 10/15/36	75,000		57,375
Landry’s, Inc.
6.750%, due 10/15/24[4]	650,000		680,875
Nathan’s Famous, Inc.
10.000%, due 03/15/20[4]	425,000		455,812

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Radio Systems Corp.
8.375%, due 11/01/19[4]	300,000		311,625
Rite Aid Corp.
6.125%, due 04/01/23[3,4]	525,000		519,750
6.750%, due 06/15/21[3]	175,000		176,313
rue21, Inc.
9.000%, due 10/15/21[4,6]	250,000		9,000
Sonic Automotive, Inc.
6.125%, due 03/15/27[4]	275,000		277,062
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24	1,800,000		1,786,500
The Hillman Group, Inc.
6.375%, due 07/15/22[4]	200,000		190,500
The Scotts Miracle-Gro Co.
6.000%, due 10/15/23	225,000		240,469
			8,753,904
Software—0.05%
MSCI, Inc.
4.750%, due 08/01/26[3,4]	175,000		179,813

Specialty retail—0.31%
Hanesbrands Finance Luxembourg SCA
3.500%, due 06/15/24[4]	EUR	700,000	788,984
L Brands, Inc.
6.750%, due 07/01/36	450,000		435,938
			1,224,922
Steel—0.42%
Severstal OAO Via Steel Capital SA
5.900%, due 10/17/22[4]	1,500,000		1,640,625

Telecom-integrated/services—0.77%
GCX Ltd.
7.000%, due 08/01/19[2]	500,000		512,477
Hughes Satellite Systems Corp.
6.625%, due 08/01/26[4]	650,000		667,875
Intelsat Luxembourg SA
6.750%, due 06/01/18	175,000		159,250
7.750%, due 06/01/21[3]	75,000		43,406

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Telecom-integrated/services—(concluded)
8.125%, due 06/01/23	2,890,000		1,647,300
			3,030,308
Telecommunication services—3.20%
Altice Financing SA
5.250%, due 02/15/23[2]	EUR	1,400,000	1,625,366
6.625%, due 02/15/23[4]	200,000		211,750
7.500%, due 05/15/26[4]	200,000		216,000
Altice Luxembourg SA
7.750%, due 05/15/22[4]	1,200,000		1,275,000
Avaya, Inc.
7.000%, due 04/01/19[4,8]	500,000		418,750
9.000%, due 04/01/19[4,8]	225,000		189,000
10.500%, due 03/01/21[4,8]	150,000		20,250
Block Communications, Inc.
6.875%, due 02/15/25[4]	250,000		269,375
CBS Radio, Inc.
7.250%, due 11/01/24[4]	250,000		271,875
CommScope Technologies LLC
5.000%, due 03/15/27[4]	200,000		201,750
Digicel Ltd.
6.000%, due 04/15/21[4]	125,000		118,750
6.000%, due 04/15/21[2]	900,000		855,000
6.750%, due 03/01/23[2]	500,000		475,625
Embarq Corp.
7.995%, due 06/01/36	350,000		356,563
Impera Holdings SA
5.375%, due 09/15/22[4,5]	EUR	450,000	504,345
Inmarsat Finance PLC
6.500%, due 10/01/24[4]	50,000		52,875
Uniti Group, Inc./CSL Capital LLC
6.000%, due 06/15/25[4]	725,000		773,031
UPC Holding BV
6.375%, due 09/15/22[2]	EUR	700,000	800,628
6.750%, due 03/15/23[2]	EUR	300,000	352,834
UPCB Finance IV Ltd.
4.000%, due 01/15/27[2]	EUR	300,000	337,982
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748%, due 02/02/21[2]	500,000		565,726
VimpelCom Holdings BV
5.950%, due 02/13/23[2]	450,000		478,355
Wind Acquisition Finance SA
4.000%, due 07/15/20[2]	EUR	1,225,000	1,353,741

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunication services—(concluded)
7.375%, due 04/23/21[4]	800,000		832,000
			12,556,571
Telecommunications equipment—0.06%
CDW LLC/CDW Finance Corp.
5.000%, due 09/01/25	250,000		256,250

Telephone-integrated—2.43%
Frontier Communications Corp.
10.500%, due 09/15/22	950,000		955,937
11.000%, due 09/15/25	2,200,000		2,120,250
Level 3 Financing, Inc.
5.375%, due 08/15/22	125,000		129,088
5.625%, due 02/01/23	175,000		181,563
6.125%, due 01/15/21[3]	475,000		491,031
SoftBank Group Corp.
4.750%, due 07/30/25[2]	EUR	700,000	857,976
Sprint Capital Corp.
6.875%, due 11/15/28	500,000		542,500
8.750%, due 03/15/32	1,070,000		1,316,763
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	450,000	652,119
Virgin Media Finance PLC
4.500%, due 01/15/25[2]	EUR	375,000	426,359
5.750%, due 01/15/25[4]	200,000		204,000
6.000%, due 10/15/24[4]	200,000		209,500
6.375%, due 04/15/23[4]	200,000		209,750
6.375%, due 10/15/24[2]	GBP	550,000	764,611
Virgin Media Secured Finance PLC
6.000%, due 01/15/25[4,11]	GBP	325,000	489,469
			9,550,916
Trading companies & distributors—0.17%
Golden Legacy Pte Ltd.
6.875%, due 03/27/24[4]	250,000		246,535
8.250%, due 06/07/21[2]	400,000		420,150
			666,685
Transportation services—0.52%
Algeco Scotsman Global Finance PLC
9.000%, due 10/15/18[2]	EUR	300,000	306,883
Global Ship Lease, Inc.
10.000%, due 04/01/19[4]	200,000		199,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]		Value ($)
Corporate bonds—(continued)
Transportation services—(concluded)
Moto Finance PLC
4.500%, due 10/01/22[4]	GBP	225,000	291,857
WFS Global Holding SAS
9.500%, due 07/15/22[2]	EUR	650,000	765,269
12.500%, due 12/30/22[2]	EUR	200,000	233,110
XPO Logistics, Inc.
6.125%, due 09/01/23[4]	225,000		236,250
			2,032,619
Utilities—0.09%
Energuate Trust Co.
5.875%, due 05/03/27[4]	350,000		355,250

Wireless telecommunication services—3.15%
CenturyLink, Inc.
5.625%, due 04/01/20	200,000		212,250
5.625%, due 04/01/25	100,000		97,625
5.800%, due 03/15/22	475,000		496,969
6.750%, due 12/01/23	350,000		374,937
7.500%, due 04/01/24[3]	200,000		217,250
7.600%, due 09/15/39	975,000		910,065
Cogent Communications Group, Inc.
5.375%, due 03/01/22[4]	150,000		154,875
Digicel Group Ltd.
8.250%, due 09/30/20[4]	1,350,000		1,235,250
eDreams ODIGEO SA
8.500%, due 08/01/21[2]	EUR	425,000	504,850
8.500%, due 08/01/21[4]	EUR	225,000	267,273
Intelsat Jackson Holdings SA
7.250%, due 04/01/19[3]	475,000		457,781
7.250%, due 10/15/20	75,000		70,215
Match Group, Inc.
6.375%, due 06/01/24	425,000		462,719
Matterhorn Telecom SA
3.250%, due 02/01/23[4,6]	EUR	375,000	407,466
3.875%, due 05/01/22[2]	EUR	375,000	419,210
Netflix, Inc.
3.625%, due 05/15/27[4]	EUR	500,000	550,777
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, due 02/15/25[4]	200,000		199,500
Sable Intrenational Finance Ltd.
6.875%, due 08/01/22[4]	400,000		429,120
Sprint Communications, Inc.
8.375%, due 08/15/17	350,000		356,475
9.000%, due 11/15/18[4]	125,000		136,719

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—(concluded)
Sprint Corp.
7.125%, due 06/15/24	125,000	135,937
7.875%, due 09/15/23	105,000	117,863
T-Mobile USA, Inc.
4.000%, due 04/15/22	175,000	179,102
5.125%, due 04/15/25	25,000	26,344
6.625%, due 04/01/23	325,000	347,344
ViaSat, Inc.
6.875%, due 06/15/20	1,984,000	2,023,680
Windstream Services LLC
7.500%, due 06/01/22[3]	50,000	48,625
7.750%, due 10/15/20	375,000	382,500
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[4]	350,000	371,437
6.000%, due 04/01/23	750,000	796,875
		12,391,033
Total corporate bonds (cost—$348,863,904)		358,464,375

Loan assignments[6]—2.34%
Aerospace & defense—0.02%
Sequa Corp. 1st Lien Term Loan
5.500%, due 11/26/21[12]	75,000	74,625

Broadcast—0.41%
Asurion LLC Term Loan B4
4.250%, due 08/04/22	913,245	918,761
Hercules Offshore LLC Exit Term Loan
10.500%, due 05/06/20	215,103	169,931
Jaguar Holding Company II 2015 Term Loan B
4.250%, due 08/18/22	319,313	320,909
RP Crown Parent LLC 2016 Term Loan B
4.500%, due 10/12/23	124,688	125,596
Terex Corp. 2017 Term Loan B
2.500%, due 01/31/24[12]	75,000	75,062
		1,610,259
Building materials—0.01%
Forterra Finance, LLC Term Loan B
3.500%, due 10/25/23	25,000	25,000

Chemicals—0.04%
Unifrax Corp. 2017 Term Loan B
4.900%, due 04/04/24	175,000	175,292

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[6]—(continued)
Computer software & services—0.13%
Radiate Holdco LLC 1st Lien Term Loan
3.993%, due 02/01/24	300,000	300,885
Tempo Acquisition LLC Term Loan
0.000%, due 05/01/24[12]	200,000	199,000
		499,885
Consumer products—0.23%
Equinox Holdings, Inc. 2017 Term Loan B
4.250%, due 03/08/24	150,000	151,062
Prestige Brands, Inc. Term Loan B4
3.743%, due 01/16/24	313,043	315,861
Revlon Consumer Products Corp. 2016 Term Loan B
4.493%, due 09/07/23	422,875	423,302
		890,225
Consumer services—0.01%
Utility One Source L.P. Term Loan B
5.500%, due 04/07/23[12]	50,000	50,750

Containers & packaging—0.12%
Berry Plastics Group, Inc. Term Loan J
3.524%, due 01/19/24	125,000	125,664
Flex Acquisition Co., Inc. 1st Lien Term Loan
4.398%, due 12/19/23	350,000	351,533
		477,197
Electric-integrated—0.01%
Energy Future Intermediate Holding Co. LLC 2016 DIP Term Loan
4.304%, due 06/30/17	25,000	25,120

Electronics—0.02%
Micron Technology, Inc. Term Loan
2.500%, due 04/26/22[12]	100,000	100,611

Entertainment—0.14%
Gateway Casinos & Entertainment Ltd. Term Loan B1
4.800%, due 02/22/23	275,000	278,437

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[6]—(continued)
Entertainment—(concluded)
Lions Gate Entertainment Corp. 2016 1st Lien Term Loan
3.982%, due 12/08/23	280,000	281,400
		559,837
Financial services—0.16%
Air Methods Corp. 2017 Term Loan B
3.500%, due 04/05/24[12]	200,000	199,750
Camelot UK Holdco Ltd. Term Loan B
4.500%, due 10/03/23	223,875	224,882
iPayment, Inc. 2017 Term Loan
6.000%, due 04/06/23[12]	200,000	200,750
		625,382
Gaming—0.46%
Mohegan Tribal Gaming Authority 2016 Term Loan B
5.000%, due 09/28/23	323,750	325,638
Scientific Games International, Inc. 2017 Term Loan B3
4.994%, due 10/01/21	1,471,054	1,492,428
		1,818,066
Hotels, restaurants & leisure—0.14%
LTF Merger Sub, Inc. 2017 Term Loan B
4.000%, due 06/10/22	570,053	571,073

Manufacturing-diversified—0.04%
Columbus McKinnon Corp. Term Loan B
4.147%, due 01/31/24	145,787	146,790

Oil & gas—0.28%
California Resources Corp. Second Out Term Loan
11.375%, due 12/31/21	225,000	247,219
Chesapeake Energy Corp. Term Loan
8.553%, due 08/23/21	250,000	269,922
Citgo Holding Inc. 2015 Term Loan B
9.647%, due 05/12/18	389,175	393,674

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Loan assignments[6]—(concluded)
Oil & gas—(concluded)
Peabody Energy Corp. Exit Term Loan
5.500%, due 03/31/22	175,000	175,438
		1,086,253
Pipelines—0.03%
Forterra, Inc. Term Loan B
4.672%, due 10/25/23	124,375	124,126

Real estate investment trusts—0.03%
RHP Hotel Properties LP Term Loan B
3.750%, due 01/15/21	120,312	120,763

Wireless telecommunication services—0.06%
Zayo Group LLC 2017 Term Loan B2
3.500%, due 01/19/24	232,363	233,829
Total loan assignments (cost—$9,144,381)		9,215,083

Non-US government obligations—0.35%
Brazilian Government International Bond
4.875%, due 01/22/21	800,000	847,000
Ghana Government International Bond
9.250%, due 09/15/22[2]	500,000	529,800
Total non-US government obligations (cost—$1,369,056)		1,376,800

	Number of Shares
Common stocks—0.62%
Energy-exploration & production—0.13%
Chaparral Energy, Inc.*	3,605	90,125
Chaparral Energy, Inc.*	16,834	420,850
		510,975
Metals & mining—0.01%
Aleris International*,10,13	795	22,260

Oil, gas & consumable fuels—0.48%
Bonanza Creek Energy, Inc.*	11,863	484,869
Denbury Resources, Inc.*,3	56,754	125,994

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Oil, gas & consumable fuels—(concluded)
Halcon Resources Corp.*,3	86,233	577,761
Linn Energy, Inc.*	2,576	72,205
Linn Energy, Inc.*	10,565	296,137
Midstates Petroleum Co., Inc.*	395	7,331
Peabody Energy Corp.*	939	22,667
Peabody Energy Corp.*	11,641	295,798
SandRidge Energy, Inc.*	1,506	27,741
		1,910,503
Total common stocks (cost—$2,589,122)		2,443,738

Preferred stocks—0.11%
Oil, gas & consumable fuels—0.04%
Peabody Energy Corp.	3,265	169,780

Transportation infrastructure—0.07%
Seaspan Corp.	11,327	283,175
Total preferred stocks (cost—$365,933)		452,955

	Number of Warrants
Warrants—0.14%
Automobiles—0.13%
General Motors Co., strike price $18.33, expires 07/10/19*	30,621	521,476

Oil & Gas—0.00%†
SandRidge Energy, Inc.
strike price $41.34, expires 10/04/22*	2,784	2,784
strike price $42.03, expires 10/04/22*	1,172	656

Oil, gas & consumable fuels—0.01%
Peabody Energy Corp. strike price $0.01, expires 07/03/17*	571	13,783
Midstates Petroleum Co., Inc. strike price $24.00, expires 04/21/20*,8,10,13	2,804	1,411
Total warrants (cost—$276,823)		540,110

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount[1]	Value ($)
Repurchase agreement—4.83%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $19,075,531 US Treasury Notes, 2.000% due 08/31/21; (value—$19,339,250); proceeds: $18,960,079 (cost—$18,960,000)	18,960,000	18,960,000

	Number of Shares
Investment of cash collateral from securities loaned—6.20%
Money market fund—6.20%
State Street Institutional U.S. Government Money Market Fund (cost—$24,346,723)	24,346,723	24,346,723
Total investments (cost—$405,915,942)[14]—105.85%		415,799,784
Liabilities in excess of other assets—(5.85)%		(22,994,458)
Net assets—100.00%		$392,805,326

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,437,766
Gross unrealized depreciation	(6,553,924)
Net unrealized appreciation	$9,883,842

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
SSC	EUR	1,175,658	USD	1,250,000	05/02/17	(30,644)
SSC	EUR	1,977,388	USD	2,106,250	05/02/17	(47,718)
SSC	EUR	58,568,035	USD	63,026,234	05/02/17	(771,909)
SSC	EUR	61,835,342	USD	67,600,251	06/01/17	149,531
SSC	GBP	128,349	EUR	150,000	05/02/17	(2,843)
SSC	GBP	200,159	USD	250,000	05/02/17	(9,246)
SSC	GBP	315,579	USD	393,750	05/02/17	(14,988)
SSC	GBP	9,522,766	USD	11,825,228	05/02/17	(508,651)
SSC	GBP	10,258,372	USD	13,258,997	06/01/17	(38,030)
SSC	USD	158,272	EUR	147,375	05/02/17	2,263
SSC	USD	195,525	EUR	179,801	05/02/17	332
SSC	USD	29,700	GBP	23,777	05/02/17	1,096
SSC	USD	36,975	GBP	28,824	05/02/17	358
						(1,270,449)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	358,464,375	0	358,464,375
Loan assignments	—	9,215,083	—	9,215,083
Non-US government obligations	—	1,376,800	—	1,376,800
Common stocks	2,421,478	—	22,260	2,443,738
Preferred stocks	452,955	—	—	452,955
Warrants	538,699	—	1,411	540,110
Repurchase agreement	—	18,960,000	—	18,960,000
Investment of cash collateral from securities loaned	—	24,346,723	—	24,346,723
Forward foreign currency contracts	—	153,580	—	153,580
Total	3,413,132	412,516,561	23,671	415,953,364

Liabilities
Forward foreign currency contracts	—	(1,424,029)	—	(1,424,029)

At April 30, 2017, there was a transfer between Level 1 and Level 2.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2017 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended April 30, 2017:

	Corporate bonds ($)	Common stocks ($)	Warrants ($)	Total
Beginning balance	11,918	—	—	11,918
Purchases	—	13,981	0	13,981
Sales	(13,758)	—	—	(13,758)
Accrued discounts/(premiums)	(49)	—	—	(49)
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	1,889	8,279	1,411	11,579
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	0	22,260	1,411	23,671

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017, was $9,690.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%
1	In US dollars unless otherwise indicated.
2

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3	Security, or portion thereof, was on loan at the period end.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
6	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
7	Perpetual investment. Date shown reflects the next call date.
8	Bond interest in default.
9	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
10	Security is being fair valued by a valuation committee under the direction of the board of trustees.
11	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
12	Position is unsettled. Contract rate was not determined at April 30, 2017 and does not take effect until settlement.
13	Illiquid investment at the period end.
14

Includes $28,163,330 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $4,422,368 and cash collateral of $24,346,723.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—112.44%
Aerospace & defense—1.45%
General Dynamics Corp.[1]	48,440	9,387,188
Huntington Ingalls Industries, Inc.	3,227	648,272
Raytheon Co.	26,079	4,047,721
United Technologies Corp.	44,487	5,293,508
		19,376,689
Air freight & logistics—0.56%
United Parcel Service, Inc., Class B	69,669	7,486,631

Airlines—0.56%
Delta Air Lines, Inc.	101,731	4,622,656
United Continental Holdings, Inc.*	41,299	2,899,603
		7,522,259
Auto components—0.53%
BorgWarner, Inc.[2]	108,475	4,586,323
Gentex Corp.	80,260	1,657,369
Lear Corp.	6,050	863,093
		7,106,785
Automobiles—0.51%
Ford Motor Co.	551,775	6,328,859
General Motors Co.	12,525	433,866
		6,762,725
Banks—6.52%
BB&T Corp.[1]	376,234	16,245,784
Commerce Bancshares, Inc.[2]	43,977	2,416,536
East West Bancorp, Inc.[1]	56,572	3,070,162
Fifth Third Bancorp	181,899	4,443,793
Huntington Bancshares, Inc.	86,895	1,117,470
Lloyds Banking Group PLC, ADR	599,967	2,195,879
People’s United Financial, Inc.[2]	85,380	1,491,589
Popular, Inc.	53,554	2,244,448
Regions Financial Corp.	469,400	6,454,250
SunTrust Banks, Inc.	32,158	1,826,896
Synovus Financial Corp.	65,580	2,741,244
TCF Financial Corp.	36,403	601,013
The PNC Financial Services Group, Inc.	60,927	7,296,008
US Bancorp	292,407	14,994,631
Wells Fargo & Co.[1]	355,458	19,137,859

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Western Alliance Bancorp*	18,550	888,545
		87,166,107
Beverages—0.86%
Coca-Cola European Partners PLC	91,806	3,545,548
Molson Coors Brewing Co., Class B	22,520	2,159,443
PepsiCo, Inc.	51,020	5,779,545
		11,484,536
Biotechnology—1.10%
Amgen, Inc.	51,267	8,372,926
Gilead Sciences, Inc.	86,600	5,936,430
United Therapeutics Corp.*	3,317	416,947
		14,726,303
Building products—0.68%
Johnson Controls International PLC	185,725	7,720,588
Owens Corning	22,820	1,388,597
		9,109,185
Capital markets—4.12%
CME Group, Inc.	10,458	1,215,115
Franklin Resources, Inc.	221,796	9,561,626
Morgan Stanley	247,231	10,722,408
State Street Corp.	84,417	7,082,586
The Goldman Sachs Group, Inc.[1]	79,012	17,682,886
Thomson Reuters Corp.	193,630	8,796,611
		55,061,232
Chemicals—2.83%
Cabot Corp.	24,380	1,467,432
Celanese Corp., Series A	40,101	3,490,391
Eastman Chemical Co.	7,670	611,683
FMC Corp.	28,776	2,107,267
LyondellBasell Industries N.V., Class A	57,432	4,867,936
Methanex Corp.	53,132	2,438,759
PPG Industries, Inc.	17,517	1,924,067
Praxair, Inc.	104,929	13,114,026
The Dow Chemical Co.[1]	114,721	7,204,479

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
The Mosaic Co.	25,432	684,884
		37,910,924
Commercial services & supplies—0.33%
KAR Auction Services, Inc.	83,095	3,624,604
Waste Management, Inc.	11,000	800,580
		4,425,184
Communications equipment—1.92%
Brocade Communications Systems, Inc.	124,270	1,562,074
Cisco Systems, Inc.[1]	304,365	10,369,715
Harris Corp.	26,003	2,909,476
Juniper Networks, Inc.	87,829	2,641,018
Motorola Solutions, Inc.	95,881	8,242,890
		25,725,173
Construction & engineering—0.07%
Fluor Corp.	18,500	949,420

Construction materials—0.19%
CRH PLC, ADR	69,910	2,539,131

Consumer finance—2.02%
Capital One Financial Corp.	178,469	14,345,338
Discover Financial Services[1]	116,014	7,261,316
Navient Corp.	143,338	2,178,738
Synchrony Financial	118,362	3,290,464
		27,075,856
Containers & packaging—1.19%
AptarGroup, Inc.[2]	22,031	1,769,089
Bemis Co., Inc.[2]	38,350	1,723,065
Berry Global Group, Inc.*	28,004	1,400,200
Crown Holdings, Inc.*	16,650	933,898
Graphic Packaging Holding Co.	95,457	1,296,306
International Paper Co.	34,339	1,853,276
Sonoco Products Co.	43,322	2,266,174

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Containers & packaging—(concluded)
WestRock Co.	87,767	4,700,801
		15,942,809
Diversified financial services—7.21%
Bank of America Corp.[1]	1,226,812	28,633,792
Citigroup, Inc.[1]	474,723	28,065,624
JPMorgan Chase & Co.[1]	343,084	29,848,308
Leucadia National Corp.	48,291	1,226,109
Voya Financial, Inc.	230,938	8,632,462
		96,406,295
Diversified telecommunication services—1.25%
AT&T, Inc.[1]	135,173	5,356,906
Verizon Communications, Inc.	247,779	11,375,534
		16,732,440
Electric utilities—1.26%
AES Corp.	358,172	4,050,925
American Electric Power Co., Inc.	23,197	1,573,452
Duke Energy Corp.	12,988	1,071,510
Edison International	21,565	1,724,553
Exelon Corp.	29,031	1,005,344
FirstEnergy Corp.	53,341	1,597,030
Hawaiian Electric Industries, Inc.	52,130	1,747,398
NextEra Energy, Inc.	5,930	792,011
PG&E Corp.	13,970	936,688
The Southern Co.	29,080	1,448,184
Xcel Energy, Inc.	20,215	910,686
		16,857,781
Electrical equipment—1.00%
Eaton Corp. PLC	64,952	4,912,969
Emerson Electric Co.	139,935	8,435,282
		13,348,251
Electronic equipment, instruments & components—3.24%
Arrow Electronics, Inc.*	13,205	930,953
Corning, Inc.	548,931	15,836,659
Dolby Laboratories, Inc., Class A	24,680	1,301,376
Flex Ltd.*	307,217	4,749,575

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
FLIR Systems, Inc.	35,570	1,306,486
Jabil Circuit, Inc.	93,451	2,711,948
National Instruments Corp.	10,440	364,460
TE Connectivity Ltd.	208,539	16,134,663
		43,336,120
Energy equipment & services—0.37%
Ensco PLC Class A	102,912	811,976
Halliburton Co.	18,670	856,580
Noble Corp. PLC[2]	114,740	550,752
Rowan Cos., PLC, Class A*,2	60,751	854,767
Schlumberger Ltd.	7,560	548,780
TechnipFMC PLC*	42,480	1,279,922
		4,902,777
Equity real estate investment trusts—6.24%
American Campus Communities, Inc.	17,890	847,807
Brandywine Realty Trust	65,470	1,111,026
Columbia Property Trust, Inc.	58,800	1,323,000
DCT Industrial Trust, Inc.	34,730	1,755,949
EPR Properties	17,117	1,244,577
Equity Commonwealth*	59,580	1,905,964
Highwoods Properties Inc	46,310	2,356,253
Hospitality Properties Trust	42,795	1,362,165
Iron Mountain, Inc.	419,771	14,591,240
Kimco Realty Corp.	26,650	540,728
Life Storage, Inc.	6,930	543,243
Mid-America Apartment Communities, Inc.	6,584	653,199
National Retail Properties, Inc.	16,940	715,207
Paramount Group, Inc.	85,660	1,404,824
Regency Centers Corp.	8,360	528,185
Retail Properties of America, Inc., Class A	112,920	1,506,353
Ryman Hospitality Properties, Inc.	154,960	9,883,349
Sabra Health Care REIT, Inc.	177,464	4,825,246
STORE Capital Corp.	56,454	1,354,331
Sun Communities, Inc.	4,119	344,390
The GEO Group, Inc.[2]	264,389	8,809,425
Uniti Group, Inc.*	217,942	5,984,687
Ventas, Inc.	159,586	10,215,100
VEREIT, Inc.	52,090	435,993
Weingarten Realty Investors	27,786	910,547

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Weyerhaeuser Co.	244,705	8,288,158
		83,440,946
Food & staples retailing—1.96%
CVS Health Corp.	91,146	7,514,076
Wal-Mart Stores, Inc.	249,016	18,721,023
		26,235,099
Food products—0.48%
Bunge Ltd.	7,509	593,436
Mondelez International, Inc., Class A	37,386	1,683,492
Nomad Foods Ltd.*	169,712	2,002,602
Post Holdings, Inc.*	11,350	955,556
The J.M. Smucker Co.	3,374	427,553
Tyson Foods, Inc., Class A	11,280	724,853
		6,387,492
Gas utilities—1.36%
AmeriGas Partners LP	121,708	5,479,294
National Fuel Gas Co.[2]	228,813	12,671,664
		18,150,958
Health care equipment & supplies—0.18%
Baxter International, Inc.	27,530	1,532,871
Medtronic PLC	9,970	828,407
		2,361,278
Health care providers & services—4.09%
Aetna, Inc.	9,060	1,223,734
Anthem, Inc.[1]	45,565	8,105,558
Cardinal Health, Inc.	122,506	8,892,710
Centene Corp.*	21,000	1,562,400
Cigna Corp.	83,553	13,065,183
DaVita, Inc.*	42,161	2,909,531
Laboratory Corp. of America Holdings*	12,597	1,765,469
McKesson Corp.	42,944	5,938,726
MEDNAX, Inc.*,2	19,680	1,187,885
Owens & Minor, Inc.	166,820	5,780,313
Premier, Inc., Class A*,2	15,461	522,582

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
UnitedHealth Group, Inc.	21,215	3,710,079
		54,664,170
Hotels, restaurants & leisure—1.30%
Cedar Fair LP	60,146	4,310,664
Choice Hotels International, Inc.	9,570	600,039
Darden Restaurants, Inc.[2]	10,911	929,508
Extended Stay America, Inc.	223,525	3,898,276
Hilton Worldwide Holdings, Inc.	83,233	4,908,250
Marriott International, Inc., Class A	19,890	1,878,014
Royal Caribbean Cruises Ltd.	8,430	898,638
		17,423,389
Household durables—0.14%
Garmin Ltd.[2]	18,340	932,406
PulteGroup, Inc.	43,681	990,248
		1,922,654
Household products—0.87%
Kimberly-Clark Corp.	52,864	6,859,104
The Procter & Gamble Co.[1]	54,034	4,718,789
		11,577,893
Independent power and renewable electricity producers—0.15%
Calpine Corp.*	154,220	1,573,044
NRG Energy, Inc.	24,860	420,134
		1,993,178
Industrial conglomerates—0.86%
General Electric Co.[1]	161,903	4,693,568
Koninklijke Philips N.V.	162,396	5,589,670
Roper Technologies, Inc.	5,400	1,180,980
		11,464,218
Insurance—7.37%
Allied World Assurance Co. Holdings AG	26,270	1,394,674
American Financial Group, Inc.	12,484	1,214,818
American International Group, Inc.	129,096	7,863,237
American National Insurance Co.	3,640	425,589
AmTrust Financial Services, Inc.[2]	36,820	590,961

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Arch Capital Group Ltd.*	11,490	1,114,185
Aspen Insurance Holdings Ltd.	35,180	1,841,673
Assured Guaranty Ltd.	65,200	2,486,076
Axis Capital Holdings Ltd.	217,160	14,310,844
Berkshire Hathaway, Inc., Class B*,1	113,348	18,726,223
Chubb Ltd.	36,010	4,942,373
Cincinnati Financial Corp.	11,065	797,676
CNA Financial Corp.	51,598	2,335,326
Everest Re Group Ltd.	3,669	923,524
First American Financial Corp.	51,880	2,252,111
Mercury General Corp.[2]	10,546	648,474
MetLife, Inc.	331,583	17,179,315
Old Republic International Corp.	99,490	2,057,453
ProAssurance Corp.	30,019	1,858,176
Prudential Financial, Inc.	22,539	2,412,349
RenaissanceRe Holdings Ltd.	12,076	1,716,845
The Allstate Corp.	48,500	3,942,565
The Hanover Insurance Group, Inc.	20,442	1,804,415
The Travelers Cos., Inc.	13,605	1,655,184
Validus Holdings Ltd.	36,577	2,021,977
W.R. Berkley Corp.[2]	12,070	820,519
White Mountains Insurance Group Ltd.	1,380	1,185,337
		98,521,899
Internet software & services—1.62%
Alphabet, Inc., Class A*,1	11,890	10,992,543
eBay, Inc.*,1	271,860	9,082,843
VeriSign, Inc.*,2	6,710	596,653
Yahoo!, Inc.*	20,030	965,646
		21,637,685
IT services—1.97%
Alliance Data Systems Corp.[2]	4,299	1,073,159
Cognizant Technology Solutions Corp., Class A*	191,570	11,538,261
DXC Technology Co.*	146,797	11,059,686
International Business Machines Corp.	4,080	653,983
Leidos Holdings, Inc.	39,398	2,074,699
		26,399,788
Leisure products—0.44%
Hasbro, Inc.	10,559	1,046,502

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Leisure products—(concluded)
Mattel, Inc.[2]	25,220	565,432
Polaris Industries, Inc.[2]	50,941	4,343,230
		5,955,164
Life sciences tools & services—0.09%
Bio-Rad Laboratories, Inc., Class A*	5,410	1,180,787

Machinery—2.11%
Caterpillar, Inc.	11,642	1,190,511
Colfax Corp.*	14,310	579,126
Crane Co.	23,180	1,852,314
Deere & Co.	12,910	1,440,885
Dover Corp.	108,475	8,556,508
Fortive Corp.	6,720	425,107
Kennametal, Inc.	12,250	509,355
Parker-Hannifin Corp.	26,884	4,322,947
Stanley Black & Decker, Inc.	41,277	5,619,864
Trinity Industries, Inc.	48,680	1,309,492
WABCO Holdings, Inc.*	20,776	2,469,643
		28,275,752
Media—5.74%
CBS Corp., Class B	37,665	2,506,982
Cinemark Holdings, Inc.	262,716	11,349,331
Comcast Corp., Class A	112,981	4,427,725
Liberty Global PLC LiLAC, Class C*	68,202	1,489,532
Liberty Global PLC, Series C*	40,851	1,413,853
Liberty Media Corp., Class C*	27,230	1,034,468
News Corp., Class A2	381,424	4,851,713
Omnicom Group, Inc.	190,791	15,667,757
Scripps Networks Interactive, Inc., Class A	10,134	757,212
The Interpublic Group Cos., Inc.	465,401	10,969,502
The Madison Square Garden Co., Class A*	8,310	1,676,709
Time Warner, Inc.[1]	159,366	15,820,263
Twenty-First Century Fox, Inc., Class A	132,445	4,044,870
Viacom, Inc., Class B	16,650	708,624
		76,718,541
Metals & mining—1.65%
Barrick Gold Corp.	181,112	3,028,193
Compass Minerals International, Inc.[2]	98,677	6,512,682

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Metals & mining—(concluded)
Freeport-McMoRan, Inc.*	48,668	620,517
Newmont Mining Corp.	35,151	1,188,455
Nucor Corp.	70,547	4,326,648
Steel Dynamics, Inc.	176,988	6,396,346
		22,072,841
Mortgage real estate investment trusts—0.44%
Chimera Investment Corp.	89,120	1,814,483
MFA Financial, Inc.	175,921	1,461,903
Starwood Property Trust, Inc.	42,810	971,359
Two Harbors Investment Corp.	164,430	1,642,656
		5,890,401
Multi-utilities—0.52%
Ameren Corp.	23,774	1,300,200
CenterPoint Energy, Inc.	31,228	890,935
Dominion Resources, Inc.	26,385	2,042,991
MDU Resources Group, Inc.	14,300	384,670
Vectren Corp.	39,410	2,341,742
		6,960,538
Multiline retail—0.58%
Target Corp.	139,457	7,788,673

Oil, gas & consumable fuels—12.11%
Anadarko Petroleum Corp.	30,525	1,740,535
Apache Corp.[2]	31,848	1,549,087
BP PLC, ADR[2]	139,625	4,791,930
Cenovus Energy, Inc.	558,472	5,573,551
Chevron Corp.[1]	180,781	19,289,333
Cimarex Energy Co.	5,654	659,709
ConocoPhillips	119,861	5,742,540
Devon Energy Corp.	32,530	1,284,610
Diamondback Energy, Inc.*	30,705	3,065,587
Energen Corp.*	39,727	2,065,407
EOG Resources, Inc.	39,437	3,647,922
EQT Corp.	26,183	1,522,280
Exxon Mobil Corp.[1]	313,456	25,593,682
Gulfport Energy Corp.*	59,831	950,116
HollyFrontier Corp.	35,969	1,012,168
Jagged Peak Energy, Inc.*	52,655	586,577

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Kinder Morgan, Inc.	68,618	1,415,589
Magellan Midstream Partners LP	92,389	6,864,503
Marathon Oil Corp.	175,268	2,606,235
Marathon Petroleum Corp.	356,429	18,156,493
Murphy Oil Corp.[2]	127,580	3,340,044
Occidental Petroleum Corp.	126,507	7,785,241
PBF Energy, Inc., Class A	29,270	653,306
Phillips 66	44,579	3,546,705
Pioneer Natural Resources Co	9,803	1,695,821
QEP Resources, Inc.*	48,049	567,459
Rice Energy, Inc.*	50,593	1,077,125
Royal Dutch Shell PLC, Class A, ADR	179,999	9,394,148
Spectra Energy Partners LP	190,197	8,587,395
Tesoro Corp.	60,243	4,801,969
The Williams Cos., Inc.	33,810	1,035,600
Valero Energy Corp.[1]	146,914	9,492,114
WildHorse Resource Development Corp.*,2	60,779	663,099
World Fuel Services Corp.	33,560	1,236,015
		161,993,895
Personal products—0.93%
Coty, Inc., Class A2	145,446	2,596,211
Edgewell Personal Care Co.*	11,250	804,263
Nu Skin Enterprises, Inc., Class A2	17,450	963,763
Unilever PLC, ADR	157,411	8,081,481
		12,445,718
Pharmaceuticals—5.24%
Abbott Laboratories	154,834	6,756,956
Allergan PLC	3,770	919,352
Johnson & Johnson[1]	135,798	16,766,979
Mallinckrodt PLC*	10,670	500,636
Merck & Co., Inc.[1]	236,914	14,766,850
Mylan NV*	148,443	5,544,346
Novo Nordisk A/S, ADR	150,072	5,804,785
Pfizer, Inc.[1]	374,510	12,703,379
Sanofi, ADR	90,074	4,260,500

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Shire PLC, ADR	11,376	2,013,097
		70,036,880
Professional services—0.09%
The Dun & Bradstreet Corp.	10,480	1,148,713

Real estate management & development—0.07%
The Howard Hughes Corp.*	7,960	979,956

Road & rail—0.78%
Kansas City Southern	5,064	456,115
Union Pacific Corp.	88,717	9,932,755
		10,388,870
Semiconductors & semiconductor equipment—3.73%
Applied Materials, Inc.	27,910	1,133,425
Intel Corp.[1]	529,058	19,125,447
KLA-Tencor Corp.	41,991	4,124,356
Lam Research Corp.	12,131	1,757,175
Marvell Technology Group Ltd.	129,630	1,947,043
Micron Technology, Inc.*	43,920	1,215,267
QUALCOMM, Inc.[1]	208,511	11,205,381
Teradyne, Inc.[1]	90,690	3,198,636
Texas Instruments, Inc.[2]	77,606	6,144,843
		49,851,573
Software—3.22%
ANSYS, Inc.*	7,530	829,505
Electronic Arts, Inc.*	19,078	1,808,976
Microsoft Corp.	304,769	20,864,485
Oracle Corp.[1]	372,581	16,751,242
Symantec Corp.[1]	90,976	2,877,571
		43,131,779
Specialty retail—1.12%
Best Buy Co., Inc.[2]	47,444	2,458,074
Lowe’s Cos., Inc.	11,540	979,515
Staples, Inc.	693,905	6,779,452
The Gap, Inc.[2]	18,676	489,311

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
The Home Depot, Inc.	27,771	4,335,053
		15,041,405
Technology hardware, storage & peripherals—2.97%
Apple, Inc.[1]	93,197	13,387,749
Hewlett Packard Enterprise Co.	708,008	13,190,189
HP, Inc.	306,217	5,763,004
NetApp, Inc.	45,660	1,819,551
Seagate Technology PLC	80,150	3,376,719
Western Digital Corp.	24,110	2,147,478
		39,684,690
Textiles, apparel & luxury goods—0.22%
Coach, Inc.	25,070	987,507
PVH Corp.	13,564	1,370,371
Ralph Lauren Corp.	7,150	577,148
		2,935,026
Tobacco—0.31%
Philip Morris International, Inc.[1]	36,900	4,089,996

Trading companies & distributors—1.72%
Air Lease Corp.	18,080	689,571
Aircastle Ltd.	189,736	4,481,564
Fastenal Co.	239,811	10,714,756
MSC Industrial Direct Co., Inc., Class A	14,080	1,260,582
United Rentals, Inc.*	3,480	381,617
W.W. Grainger, Inc.[2]	28,095	5,413,907
		22,941,997
Total common stocks (cost—$1,325,287,364)		1,503,648,455

Number of Rights
Rights—0.00%†
Safeway Casa Ley CVR*,2,3,4	35,500	8,875

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Rights	Value ($)
Rights—(concluded)
Safeway PDC LLC CVR*,2,3,4	35,500	710
Total rights (cost—$37,630)		9,585

Face Amount ($)
Repurchase agreement—0.81%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $10,930,199 US Treasury Note, 2.000% due 08/31/21; (value—$11,081,309); proceeds: $10,864,045 (cost—$10,864,000)	10,864,000	10,864,000

	Number of Shares
Investment of cash collateral from securities loaned—0.39%
Money market fund—0.39%
State Street Institutional U.S. Government Money Market Fund (cost—$5,218,902)	5,218,902	5,218,902
Total investments before investments sold short (cost—$1,341,407,896)[5]—113.64%		1,519,740,942

Investments sold short—(13.41)%
Common stocks—(13.41)%
Aerospace & defense—(0.10)%
Arconic, Inc.	(23,390)	(639,249)
Huntington Ingalls Industries, Inc.	(3,710)	(745,302)
		(1,384,551)
Auto components—(0.29)%
Autoliv, Inc.	(16,417)	(1,644,819)
BorgWarner, Inc.	(33,820)	(1,429,910)
Dorman Products, Inc.	(9,010)	(749,181)
		(3,823,910)
Automobiles—(0.08)%
Harley-Davidson, Inc.	(18,249)	(1,036,726)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Banks—(1.25)%
BOK Financial Corp.	(20,252)	(1,707,041)
Comerica, Inc.	(7,940)	(561,358)
Community Bank System, Inc.	(24,297)	(1,359,417)
Cullen/Frost Bankers, Inc.	(7,394)	(697,920)
CVB Financial Corp.	(47,964)	(1,033,144)
First Financial Bankshares, Inc.	(34,798)	(1,390,180)
Glacier Bancorp, Inc.	(17,805)	(601,453)
KeyCorp	(86,750)	(1,582,320)
M&T Bank Corp.	(7,866)	(1,222,455)
People’s United Financial, Inc.	(41,119)	(718,349)
SVB Financial Group	(6,920)	(1,217,505)
Trustmark Corp.	(23,097)	(767,282)
UMB Financial Corp.	(9,503)	(688,872)
United Bankshares, Inc.	(37,663)	(1,502,754)
Westamerica BanCorp.	(23,845)	(1,311,952)
Zions BanCorp.	(10,293)	(412,029)
		(16,774,031)
Capital markets—(0.49)%
E*TRADE Financial Corp.	(11,890)	(410,799)
FactSet Research Systems, Inc.	(3,996)	(652,387)
Legg Mason, Inc.	(46,300)	(1,730,694)
TD Ameritrade Holding Corp.	(19,063)	(729,541)
Thomson Reuters Corp.	(66,850)	(3,036,996)
		(6,560,417)
Chemicals—(0.73)%
Air Products & Chemicals, Inc.	(8,925)	(1,253,962)
Albemarle Corp.	(8,310)	(905,042)
Ashland Global Holdings, Inc.	(4,490)	(554,515)
Axalta Coating Systems Ltd.	(22,618)	(709,527)
Balchem Corp.	(16,617)	(1,348,636)
CF Industries Holdings, Inc.	(29,600)	(791,504)
Ingevity Corp.	(21,731)	(1,374,051)
NewMarket Corp.	(3,303)	(1,554,722)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Chemicals—(concluded)
Platform Specialty Products Corp.	(94,180)	(1,334,531)
		(9,826,490)
Commercial services & supplies—(0.18)%
Mobile Mini, Inc.	(29,586)	(849,118)
Rollins, Inc.	(40,881)	(1,587,409)
		(2,436,527)
Communications equipment—(0.14)%
Arista Networks, Inc.	(7,011)	(979,016)
ViaSat, Inc.	(13,582)	(869,656)
		(1,848,672)
Construction & engineering—(0.22)%
Chicago Bridge & Iron Co. N.V.	(49,010)	(1,474,221)
Jacobs Engineering Group, Inc.	(10,584)	(581,273)
KBR, Inc.	(67,830)	(953,012)
		(3,008,506)
Construction materials—(0.04)%
Vulcan Materials Co.	(4,450)	(537,916)

Consumer finance—(0.17)%
Navient Corp.	(154,039)	(2,341,393)

Containers & packaging—(0.27)%
AptarGroup, Inc.	(8,392)	(673,877)
Ball Corp.	(29,412)	(2,261,489)
Sonoco Products Co.	(13,223)	(691,695)
		(3,627,061)
Electrical equipment—(0.07)%
Emerson Electric Co.	(16,041)	(966,951)

Electronic equipment, instruments & components—(0.27)%
Itron, Inc.	(13,651)	(885,267)
National Instruments Corp.	(43,497)	(1,518,480)
Trimble, Inc.	(23,503)	(832,711)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Zebra Technologies Corp., Class A	(4,620)	(435,528)
		(3,671,986)
Energy equipment & services—(0.61)%
Helmerich & Payne, Inc.	(15,440)	(936,282)
Nabors Industries Ltd.	(32,760)	(338,738)
National Oilwell Varco, Inc.	(58,279)	(2,038,017)
Patterson-UTI Energy, Inc.	(55,500)	(1,201,297)
Schlumberger Ltd.	(6,584)	(477,933)
Superior Energy Services, Inc.	(73,140)	(883,531)
Transocean Ltd.	(78,692)	(867,973)
Weatherford International PLC	(247,890)	(1,430,325)
		(8,174,096)
Equity real estate investment trusts—(0.30)%
HCP, Inc.	(23,990)	(752,087)
Pebblebrook Hotel Trust	(37,846)	(1,126,297)
Realty Income Corp.	(11,071)	(645,993)
SL Green Realty Corp.	(7,784)	(816,775)
Ventas, Inc.	(10,030)	(642,020)
		(3,983,172)
Food & staples retailing—(0.41)%
Casey’s General Stores, Inc.	(12,013)	(1,346,297)
PriceSmart, Inc.	(14,600)	(1,269,470)
Whole Foods Market, Inc.	(79,775)	(2,901,417)
		(5,517,184)
Food products—(0.32)%
Blue Buffalo Pet Products, Inc.	(36,155)	(891,220)
Snyder’s-Lance, Inc.	(16,407)	(578,511)
TreeHouse Foods, Inc.	(31,638)	(2,771,489)
		(4,241,220)
Gas utilities—(0.07)%
UGI Corp.	(19,330)	(969,593)

Health care equipment & supplies—(0.05)%
West Pharmaceutical Services, Inc.	(6,930)	(637,768)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Health care providers & services—(0.19)%
Acadia Healthcare Co., Inc.	(21,190)	(923,460)
AmerisourceBergen Corp.	(5,629)	(461,859)
Envision Healthcare Corp.	(10,560)	(591,677)
Henry Schein, Inc.	(3,120)	(542,256)
		(2,519,252)
Health care technology—(0.28)%
athenahealth, Inc.	(7,892)	(773,495)
Medidata Solutions, Inc.	(21,802)	(1,426,505)
Veeva Systems, Inc., Class A	(27,908)	(1,496,427)
		(3,696,427)
Hotels, restaurants & leisure—(0.93)%
Aramark	(21,908)	(800,080)
Buffalo Wild Wings, Inc.	(5,840)	(920,092)
Chipotle Mexican Grill, Inc.	(2,102)	(997,336)
Cracker Barrel Old Country Store, Inc.	(8,818)	(1,412,556)
Dunkin’ Brands Group, Inc.	(12,301)	(687,134)
Hyatt Hotels Corp., Class A	(16,270)	(902,985)
International Game Technology PLC	(33,530)	(744,366)
MGM Resorts International	(98,772)	(3,033,288)
SeaWorld Entertainment, Inc.	(72,087)	(1,263,685)
Texas Roadhouse, Inc.	(12,173)	(570,670)
The Cheesecake Factory, Inc.	(16,865)	(1,082,058)
		(12,414,250)
Household products—(0.08)%
Colgate-Palmolive Co.	(15,332)	(1,104,517)

Insurance—(0.57)%
Arthur J Gallagher & Co.	(26,830)	(1,497,382)
Brown & Brown, Inc.	(44,490)	(1,908,621)
FNF Group	(20,150)	(825,143)
Mercury General Corp.	(19,441)	(1,195,427)
RLI Corp.	(23,336)	(1,335,286)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Insurance—(concluded)
XL Group Ltd.	(19,314)	(808,291)
		(7,570,150)
Internet & catalog retail—(0.07)%
Wayfair, Inc., Class A	(21,050)	(962,195)

Internet software & services—(0.04)%
Twitter, Inc.	(35,320)	(582,074)

IT services—(0.08)%
Wipro Ltd., ADR	(104,973)	(1,033,984)

Leisure products—(0.07)%
Mattel, Inc.	(42,323)	(948,882)

Machinery—(0.73)%
AGCO Corp.	(14,110)	(902,899)
CNH Industrial N.V.	(133,335)	(1,480,018)
Deere & Co.	(13,007)	(1,451,711)
Flowserve Corp.	(54,611)	(2,778,062)
Lincoln Electric Holdings, Inc.	(8,200)	(730,046)
Oshkosh Corp.	(5,061)	(351,183)
The Middleby Corp.	(5,525)	(752,118)
The Timken Co.	(11,260)	(543,295)
Wabtec Corp.	(8,591)	(720,699)
		(9,710,031)
Media—(0.24)%
Comcast Corp., Class A	(33,371)	(1,307,809)
Discovery Communications, Inc., Class C	(12,390)	(346,672)
Live Nation Entertainment, Inc.	(16,380)	(526,781)
Twenty-First Century Fox, Inc., Class A	(33,192)	(1,013,684)
		(3,194,946)
Metals & mining—(0.03)%
Royal Gold, Inc.	(5,461)	(385,983)

Multi-utilities—(0.05)%
NiSource, Inc.	(25,370)	(615,222)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Multiline retail—(0.07)%
Dollar General Corp.	(12,150)	(883,426)

Oil, gas & consumable fuels—(0.78)%
Antero Resources Corp.	(31,640)	(670,452)
Apache Corp.	(27,559)	(1,340,470)
Diamondback Energy, Inc.	(13,810)	(1,378,790)
Hess Corp.	(27,795)	(1,357,230)
Kosmos Energy Ltd.	(74,676)	(448,803)
Laredo Petroleum, Inc.	(74,974)	(964,166)
Matador Resources Co.	(61,805)	(1,339,932)
Murphy Oil Corp.	(21,311)	(557,922)
Newfield Exploration Co.	(12,543)	(434,239)
Noble Energy, Inc.	(17,420)	(563,189)
SM Energy Co.	(43,770)	(988,764)
WPX Energy, Inc.	(32,720)	(390,349)
		(10,434,306)
Personal products—(0.09)%
Coty, Inc., Class A	(36,830)	(657,416)
The Estee Lauder Cos., Inc.	(5,994)	(522,317)
		(1,179,733)
Pharmaceuticals—(0.37)%
Bristol-Myers Squibb Co.	(29,736)	(1,666,703)
Eli Lilly & Co.	(17,809)	(1,461,407)
Endo International PLC	(51,760)	(588,511)
Perrigo Co. PLC	(16,383)	(1,211,359)
		(4,927,980)
Road & rail—(0.27)%
Heartland Express, Inc.	(45,775)	(920,993)
Hertz Global Holdings, Inc.	(27,560)	(454,465)
JB Hunt Transport Services, Inc.	(5,673)	(508,641)
Old Dominion Freight Line, Inc.	(12,931)	(1,144,652)
Ryder System, Inc.	(8,020)	(544,638)
		(3,573,389)
Semiconductors & semiconductor equipment—(0.32)%
Broadcom Ltd.	(3,030)	(669,055)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Cavium, Inc.	(11,638)	(801,276)
Cree, Inc.	(30,510)	(667,559)
Cypress Semiconductor Corp.	(152,120)	(2,131,201)
		(4,269,091)
Software—(0.79)%
ACI Worldwide, Inc.	(80,410)	(1,728,011)
Activision Blizzard, Inc.	(21,160)	(1,105,610)
Autodesk, Inc.	(18,839)	(1,696,829)
Blackbaud, Inc.	(16,176)	(1,300,712)
FireEye, Inc.	(56,510)	(706,940)
Guidewire Software, Inc.	(20,929)	(1,286,924)
Proofpoint, Inc.	(15,411)	(1,161,527)
PTC, Inc.	(28,010)	(1,513,941)
		(10,500,494)
Specialty retail—(0.39)%
CarMax, Inc.	(31,218)	(1,826,253)
L Brands, Inc.	(8,430)	(445,188)
Monro Muffler Brake, Inc.	(10,874)	(563,817)
Penske Automotive Group, Inc.	(18,680)	(891,223)
Tiffany & Co.	(16,750)	(1,535,138)
		(5,261,619)
Technology hardware, storage & peripherals—(0.11)%
Electronics For Imaging, Inc.	(20,062)	(918,439)
Xerox Corp.	(84,680)	(608,849)
		(1,527,288)
Textiles, apparel & luxury goods—(0.26)%
Coach, Inc.	(16,094)	(633,942)
Columbia Sportswear Co.	(18,764)	(1,062,418)
Gildan Activewear, Inc.	(28,693)	(804,552)
Under Armour, Inc., Class A	(46,673)	(1,003,003)
		(3,503,915)
Thrifts & mortgage finance—(0.13)%
New York Community Bancorp, Inc.	(134,058)	(1,781,631)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Trading companies & distributors—(0.03)%
Herc Holdings, Inc.	(9,190)	(417,869)

Transportation infrastructure—(0.04)%
Macquarie Infrastructure Corp.	(5,985)	(486,999)

Wireless telecommunication services—(0.34)%
Sprint Corp.	(93,909)	(847,998)
T-Mobile US, Inc.	(54,500)	(3,666,215)
		(4,514,213)
Total investments sold short (proceeds—$158,473,578)		(179,368,036)
Liabilities in excess of other assets—(0.23)%		(3,113,138)
Net assets—100.00%		$1,337,259,768

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$217,356,828
Gross unrealized depreciation	(39,023,782)
Net unrealized appreciation	$178,333,046

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,503,648,455	—	—	1,503,648,455
Rights	—	—	9,585	9,585
Repurchase agreement	—	10,864,000	—	10,864,000
Investment of cash collateral from securities loaned	—	5,218,902	—	5,218,902
Total	1,503,648,455	16,082,902	9,585	1,519,740,942
Liabilities
Investments sold short	(179,368,036)	—	—	(179,368,036)

At April 30, 2017, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended April 30, 2017:

Rights ($)
Beginning balance	37,762
Purchases	—
Issuances	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	(28,177)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	9,585

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $(28,177).

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Illiquid investment at the period end.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5

Includes $33,415,655 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $24,073,370 and cash collateral of $10,467,216 of which $5,248,315 was pledged back to State Street Bank and Trust Company for the financing of short sales.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—97.71%
Aerospace & defense—0.97%
TransDigm Group, Inc.[1]	50,173	12,379,184

Air freight & logistics—1.34%
FedEx Corp.	90,649	17,196,115

Airlines—0.29%
Southwest Airlines Co.	66,740	3,752,123

Banks—1.12%
US Bancorp	278,977	14,305,941

Beverages—0.42%
Monster Beverage Corp.*	117,766	5,344,221

Biotechnology—4.30%
Biogen, Inc.*	65,138	17,666,077
Celgene Corp.*	228,815	28,384,501
Vertex Pharmaceuticals, Inc.*	76,057	8,997,543
		55,048,121
Capital markets—4.14%
Intercontinental Exchange, Inc.	476,688	28,696,618
The Charles Schwab Corp.	627,143	24,364,505
		53,061,123
Chemicals—1.64%
Ecolab, Inc.	162,801	21,015,981

Diversified financial services—3.03%
Berkshire Hathaway, Inc., Class B*	234,916	38,810,472

Electrical equipment—0.30%
Rockwell Automation, Inc.	24,400	3,839,340

Energy equipment & services—1.51%
Schlumberger Ltd.	266,229	19,325,563

Equity real estate investment trusts—7.24%
American Tower Corp.	378,265	47,638,694
Crown Castle International Corp.	241,501	22,845,995

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Equinix, Inc.	53,069	22,166,921
		92,651,610
Food products—1.19%
Mondelez International, Inc., Class A	337,812	15,211,674

Health care equipment & supplies—1.78%
DENTSPLY SIRONA, Inc.	213,276	13,487,574
Intuitive Surgical, Inc.*	11,107	9,284,008
		22,771,582
Health care providers & services—0.81%
UnitedHealth Group, Inc.	59,569	10,417,427

Hotels, restaurants & leisure—1.97%
Las Vegas Sands Corp.	88,688	5,231,705
Starbucks Corp.	334,021	20,061,301
		25,293,006
Industrial conglomerates—4.37%
Honeywell International, Inc.	231,388	30,344,222
Roper Industries, Inc.	116,881	25,561,875
		55,906,097
Insurance—2.40%
Markel Corp.*	31,704	30,740,198

Internet & catalog retail—5.77%
Amazon.com, Inc.*	33,211	30,719,843
Liberty Interactive Corp. QVC Group, Class A*	915,474	19,389,739
The Priceline Group, Inc.*	5,885	10,868,536
TripAdvisor, Inc.*,1	288,002	12,962,970
		73,941,088
Internet software & services—11.92%
Alphabet, Inc. Class A*	42,874	39,637,870
Alphabet, Inc. Class C*	43,481	39,392,047
eBay, Inc.*	653,720	21,840,785

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Internet software & services—(concluded)
Facebook, Inc., Class A*	344,383	51,743,546
		152,614,248
IT services—8.00%
MasterCard, Inc., Class A	307,733	35,795,503
PayPal Holdings, Inc.*	780,825	37,260,969
Visa, Inc., Class A1	322,593	29,426,933
		102,483,405
Life sciences tools & services—3.26%
Illumina, Inc.*,1	23,444	4,333,858
Mettler-Toledo International, Inc.*	40,003	20,538,340
Quintiles IMS Holdings, Inc.*,1	200,547	16,902,101
		41,774,299
Media—1.27%
Liberty Global PLC, Class A*	98,612	3,492,837
Liberty Global PLC, Series C*	369,991	12,805,389
		16,298,226
Multiline retail—0.75%
Dollar General Corp.	132,214	9,613,280

Oil, gas & consumable fuels—0.38%
Pioneer Natural Resources Co.	27,820	4,812,582

Personal products—2.09%
Unilever N.V.[1]	513,170	26,808,001

Pharmaceuticals—3.62%
Allergan PLC	189,928	46,315,842

Professional services—0.89%
Nielsen Holdings PLC	276,121	11,356,857

Semiconductors & semiconductor equipment—2.87%
Applied Materials, Inc.	185,208	7,521,297
ASML Holding N.V.	58,566	7,721,927
Broadcom Ltd.	41,338	9,127,844
NVIDIA Corp.	25,220	2,630,446

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
QUALCOMM, Inc.	180,685	9,710,012
		36,711,526
Software—14.15%
Adobe Systems, Inc.*	234,124	31,311,744
Electronic Arts, Inc.*	272,545	25,842,717
Intuit, Inc.	249,297	31,214,477
Microsoft Corp.	464,195	31,778,790
Oracle Corp.	769,096	34,578,556
ServiceNow, Inc.*	83,266	7,866,972
Snap, Inc., Class A*,1	74,360	1,676,818
Symantec Corp.	536,076	16,956,084
		181,226,158
Specialty retail—3.07%
Ross Stores, Inc.	79,682	5,179,330
The Home Depot, Inc.	63,007	9,835,393
The TJX Cos., Inc.	185,605	14,595,977
Ulta Salon, Cosmetics & Fragrance, Inc.*	34,629	9,745,986
		39,356,686
Technology hardware, storage & peripherals—0.59%
Apple, Inc.	52,351	7,520,221

Trading companies & distributors—0.26%
United Rentals, Inc.*	30,430	3,336,954
Total common stocks (cost—$956,344,114)		1,251,239,151

Face Amount ($)
Repurchase agreement—1.65%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $21,233,601 US Treasury Note, 2.000% due 08/31/21; (value—$21,527,155); proceeds: $21,105,088 (cost—$21,105,000)	21,105,000	21,105,000

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investment of cash collateral from securities loaned—0.63%
Money market fund—0.63%
State Street Institutional U.S. Government Money Market Fund (cost—$8,072,663)	8,072,663	8,072,663
Total investments (cost—$985,521,777)[2]—99.99%		1,280,416,814
Other assets in excess of liabilities—0.01%		120,948
Net assets—100.00%		$1,280,537,762

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$310,743,961
Gross unrealized depreciation	(15,848,924)
Net unrealized appreciation	$294,895,037

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,251,239,151	—	—	1,251,239,151
Repurchase agreement	—	21,105,000	—	21,105,000
Investment of cash collateral from securities loaned	—	8,072,663	—	8,072,663
Total	1,251,239,151	29,177,663	—	1,280,416,814

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2

Includes $42,093,973 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $35,002,880 and cash collateral of $8,072,663.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—95.82%
Aerospace & defense—0.07%
Arconic, Inc.	13,800	377,154

Air freight & logistics—1.43%
Atlas Air Worldwide Holdings, Inc.*	27,760	1,610,080
Expeditors International of Washington, Inc.	108,600	6,091,374
		7,701,454
Airlines—0.07%
Alaska Air Group, Inc.	4,690	399,072

Auto components—0.46%
Visteon Corp.*	24,125	2,483,669

Automobiles—0.66%
Thor Industries, Inc.	37,150	3,573,087

Banks—10.12%
Bank of Hawaii Corp.	64,200	5,231,016
Bank of the Ozarks, Inc.	54,675	2,595,422
Capital Bank Financial Corp., Class A1	98,450	4,085,675
Cathay General Bancorp	57,300	2,180,265
Citizens Financial Group, Inc.	39,810	1,461,425
First Citizens BancShares Inc., Class A	2,100	730,926
First Hawaiian, Inc.	118,500	3,527,745
First Horizon National Corp.	68,500	1,256,975
FNB Corp.	249,585	3,554,091
Glacier Bancorp, Inc.[1]	61,400	2,074,092
Hancock Holding Co.	44,650	2,085,155
IBERIABANK Corp.	29,125	2,311,069
KeyCorp	118,630	2,163,811
Regions Financial Corp.	72,755	1,000,381
Sterling Bancorp[1]	184,050	4,279,163
SunTrust Banks, Inc.	9,900	562,419
UMB Financial Corp.	35,251	2,555,345
United Community Banks, Inc.	106,765	2,920,023
Wintrust Financial Corp.	49,840	3,531,662
Zions Bancorporation	160,210	6,413,206
		54,519,866
Building products—0.55%
Continental Building Products, Inc.*	122,138	2,974,060

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Capital markets—4.55%
Artisan Partners Asset Management, Inc., Class A	260,200	7,623,860
E*TRADE Financial Corp.*	46,895	1,620,222
FactSet Research Systems, Inc.[1]	17,100	2,791,746
HFF, Inc., Class A	111,000	3,485,400
Lazard Ltd., Class A	53,980	2,317,901
MSCI, Inc.	44,750	4,489,320
OM Asset Management PLC	31,700	493,252
Uranium Participation Corp.*	98,600	283,149
Virtus Investment Partners, Inc.	13,000	1,383,200
		24,488,050
Chemicals—2.75%
Axalta Coating Systems Ltd.*	123,300	3,867,921
Flotek Industries, Inc.*	3,300	39,633
Huntsman Corp.	93,790	2,323,178
Innospec, Inc.	22,992	1,517,472
The Scotts Miracle-Gro Co., Class A	64,090	6,191,094
Trinseo SA	13,475	894,740
		14,834,038
Commercial services & supplies—1.52%
ABM Industries, Inc.	16,695	721,057
ACCO Brands Corp.*	67,390	960,308
KAR Auction Services, Inc.	108,350	4,726,227
Steelcase, Inc., Class A	105,100	1,791,955
		8,199,547
Communications equipment—0.29%
ARRIS International PLC*	28,800	748,512
Comtech Telecommunications Corp.	56,574	792,602
		1,541,114
Construction & engineering—0.84%
AECOM*	9,445	323,113
KBR, Inc.	297,235	4,176,152
		4,499,265
Consumer finance—0.19%
Ally Financial, Inc.	12,500	247,500
Enova International, Inc.*	20,000	284,000
EZCORP, Inc., Class A*	29,000	262,450

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
Nelnet, Inc., Class A	5,600	252,056
		1,046,006
Containers & packaging—1.10%
Avery Dennison Corp.	23,420	1,948,778
Greif, Inc., Class A	23,250	1,362,915
Silgan Holdings, Inc.	43,490	2,636,364
		5,948,057
Diversified financial services—0.08%
Voya Financial, Inc.	11,800	441,084

Diversified telecommunication services—0.22%
Zayo Group Holdings, Inc.*	33,960	1,190,977

Electric utilities—0.24%
Entergy Corp.	7,400	564,324
Great Plains Energy, Inc.	15,699	464,533
Portland General Electric Co.	5,900	267,506
		1,296,363
Electrical equipment—0.10%
General Cable Corp.	29,375	528,750

Electronic equipment, instruments & components—2.92%
Belden, Inc.	25,475	1,775,607
CDW Corp.	107,200	6,334,448
Celestica, Inc.*	49,200	701,100
Orbotech Ltd.*	24,990	822,921
TTM Technologies, Inc.*	113,860	1,904,878
VeriFone Systems, Inc.*,1	113,073	2,096,373
Zebra Technologies Corp., Class A*	22,000	2,073,940
		15,709,267
Energy equipment & services—3.75%
Core Laboratories N.V.[1]	47,770	5,293,872
Dril-Quip, Inc.*,1	85,500	4,407,525
Ensco PLC, Class A	43,300	341,637

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Energy equipment & services—(concluded)
Forum Energy Technologies, Inc.*,1	225,080	3,803,852
Precision Drilling Corp.*	695,930	2,762,842
US Silica Holdings, Inc.[1]	86,880	3,605,520
		20,215,248
Equity real estate investment trusts—4.72%
CatchMark Timber Trust, Inc., Class A	24,337	284,986
CoreCivic, Inc.	72,250	2,489,012
DuPont Fabros Technology, Inc.	14,510	747,991
EPR Properties	40,325	2,932,031
Gaming and Leisure Properties, Inc.	51,195	1,781,586
Government Properties Income Trust	44,100	940,212
Granite Real Estate Investment Trust	30,400	1,093,184
Host Hotels & Resorts, Inc.	99,485	1,785,756
Outfront Media, Inc.	183,430	4,798,529
Piedmont Office Realty Trust, Inc., Class A	64,735	1,414,460
Redwood Trust, Inc.	186,650	3,186,115
SL Green Realty Corp.	23,630	2,479,496
Tanger Factory Outlet Centers, Inc.	47,990	1,496,808
		25,430,166
Food & staples retailing—0.26%
US Foods Holding Corp.*	48,695	1,373,199

Food products—2.50%
Conagra Brands, Inc.	6,700	259,826
Hain Celestial Group, Inc.*	58,600	2,167,614
Lamb Weston Holdings, Inc.	6,600	275,550
Pinnacle Foods, Inc.	53,960	3,137,774
Post Holdings, Inc.*	36,900	3,106,611
TreeHouse Foods, Inc.*,1	48,400	4,239,840
Tyson Foods, Inc., Class A	4,500	289,170
		13,476,385
Health care equipment & supplies—2.15%
Anika Therapeutics, Inc.*,1	116,600	5,378,758
CONMED Corp.	6,400	314,624
Integer Holdings Corp.*	50,204	1,844,997
STERIS PLC	46,150	3,405,870

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Varex Imaging Corp.*	19,440	652,406
		11,596,655
Health care providers & services—3.97%
Amedisys, Inc.*	47,650	2,582,630
AMN Healthcare Services, Inc.*,1	47,250	1,930,163
Envision Healthcare Corp.*	95,850	5,370,475
HealthSouth Corp.	87,830	4,119,227
Patterson Cos., Inc.[1]	126,300	5,619,087
Tenet Healthcare Corp.*	15,500	242,885
Tivity Health, Inc.*	27,610	927,696
VCA, Inc.*	6,200	567,734
		21,359,897
Hotels, restaurants & leisure—2.04%
Aramark	36,970	1,350,144
SeaWorld Entertainment, Inc.*,1	128,700	2,256,111
The Cheesecake Factory, Inc.	114,850	7,368,776
		10,975,031
Household durables—2.09%
Lennar Corp., Class B	8,285	353,024
Newell Brands, Inc.	23,030	1,099,452
Toll Brothers, Inc.	77,675	2,795,523
Tupperware Brands Corp.	13,600	976,616
Whirlpool Corp.	32,620	6,056,882
		11,281,497
Household products—0.51%
WD-40 Co.[1]	26,100	2,736,585

Insurance—4.49%
Argo Group International Holdings Ltd.	52,200	3,442,590
Aspen Insurance Holdings Ltd.	70,950	3,714,233
Athene Holding Ltd., Class A*	30,485	1,625,155
CNO Financial Group, Inc.	54,337	1,144,881
Crawford & Co., Class B	72,515	791,139
First American Financial Corp.	80,500	3,494,505
Unum Group	68,570	3,176,848
W.R. Berkley Corp.[1]	78,100	5,309,238

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
XL Group Ltd.	35,465	1,484,210
		24,182,799
IT services—4.91%
Broadridge Financial Solutions, Inc.	86,000	6,014,840
Cass Information Systems, Inc.	97,450	6,477,501
EVERTEC, Inc.	243,350	3,857,098
Jack Henry & Associates, Inc.	66,050	6,401,566
Leidos Holdings, Inc.	29,145	1,534,776
Science Applications International Corp.	4,800	350,352
Vantiv, Inc., Class A*	29,285	1,816,841
		26,452,974
Life sciences tools & services—0.78%
Bio-Rad Laboratories, Inc., Class A*	10,295	2,246,987
PerkinElmer, Inc.	32,865	1,952,509
		4,199,496
Machinery—8.27%
Actuant Corp., Class A1	95,450	2,605,785
AGCO Corp.	26,345	1,685,817
Altra Industrial Motion Corp.	80,050	3,534,207
Crane Co.	34,430	2,751,301
Donaldson Co., Inc.	93,800	4,341,064
EnPro Industries, Inc.[1]	51,600	3,645,540
Graco, Inc.[1]	71,700	7,732,845
Harsco Corp.*	45,200	589,860
Oshkosh Corp.	23,950	1,661,891
RBC Bearings, Inc.*,1	75,600	7,582,680
Snap-on, Inc.[1]	31,300	5,243,689
Terex Corp.[1]	91,250	3,191,925
		44,566,604
Marine—0.43%
Kirby Corp.*,1	33,100	2,336,860

Media—1.77%
Aimia, Inc.	75,400	499,902
Cinemark Holdings, Inc., Class A	168,900	7,296,480

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Lions Gate Entertainment Corp., Class B*	73,725	1,758,341
		9,554,723
Metals & mining—1.07%
Alcoa Corp.	91,870	3,098,775
Carpenter Technology Corp.	7,100	288,260
Commercial Metals Co.	79,945	1,490,175
Kaiser Aluminum Corp.	6,000	506,460
TimkenSteel Corp.*	23,570	355,436
		5,739,106
Multi-utilities—1.27%
Ameren Corp.	53,875	2,946,424
Black Hills Corp.	8,685	590,754
NorthWestern Corp.	55,600	3,323,768
		6,860,946
Multiline retail—0.19%
J.C. Penney Co., Inc.*	185,230	996,537

Oil, gas & consumable fuels—4.54%
Arch Coal, Inc., Class A*	30,800	2,163,392
Diamondback Energy, Inc.*	38,750	3,868,800
Energen Corp.*	51,400	2,672,286
Golar LNG Partners LP	43,700	997,671
Oasis Petroleum, Inc.*,1	292,985	3,498,241
PDC Energy, Inc.*	23,760	1,312,265
RSP Permian, Inc.*	80,160	3,050,088
SM Energy Co.	56,240	1,270,462
Teekay Tankers Ltd., Class A	299,100	613,155
Tesoro Corp.	14,465	1,153,005
Whiting Petroleum Corp.*	235,700	1,956,310
WPX Energy, Inc.*	160,610	1,916,077
		24,471,752
Paper & forest products—0.15%
KapStone Paper and Packaging Corp.	13,500	284,715

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Paper & forest products—(concluded)
Mercer International, Inc.	42,025	512,705
		797,420
Personal products—0.25%
Herbalife Ltd.*	20,100	1,271,526
Inter Parfums, Inc.	1,515	57,494
		1,329,020
Professional services—3.44%
Equifax, Inc.	39,200	5,304,152
Korn/Ferry International	127,110	4,118,364
ManpowerGroup, Inc.	7,080	714,938
Resources Connection, Inc.[1]	162,870	2,263,893
TransUnion*	153,500	6,144,605
		18,545,952
Real estate management & development—0.28%
CBRE Group, Inc., Class A*	41,790	1,496,500

Road & rail—1.46%
Knight Transportation, Inc.[1]	67,800	2,325,540
Landstar System, Inc.	64,800	5,537,160
		7,862,700
Semiconductors & semiconductor equipment—2.35%
Lam Research Corp.	7,860	1,138,521
Microsemi Corp.*	64,410	3,023,405
Skyworks Solutions, Inc.[1]	67,300	6,712,502
Versum Materials, Inc.	55,600	1,780,312
		12,654,740
Software—1.44%
American Software, Inc., Class A	408,580	4,482,123
Barracuda Networks, Inc.*	96,370	1,959,202
CA, Inc.	40,300	1,323,049
		7,764,374
Specialty retail—3.25%
Ascena Retail Group, Inc.*,1	982,500	3,841,575
Burlington Stores, Inc.*	5,630	556,920

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Specialty retail—(concluded)
Express, Inc.*	230,950	1,993,098
Party City Holdco, Inc.*,1	166,900	2,670,400
Sally Beauty Holdings, Inc.*,1	128,450	2,443,119
The Children’s Place, Inc.	10,925	1,254,190
The Michaels Cos. Inc.*	202,350	4,726,896
		17,486,198
Technology hardware, storage & peripherals—0.87%
Diebold Nixdorf, Inc.[1]	95,940	2,705,508
NetApp, Inc.	33,230	1,324,215
Seagate Technology PLC	15,160	638,691
		4,668,414
Textiles, apparel & luxury goods—1.79%
Iconix Brand Group, Inc.*	115,900	811,300
Kate Spade & Co.*	320,230	5,572,002
PVH Corp.	31,992	3,232,152
		9,615,454
Thrifts & mortgage finance—1.70%
BankUnited, Inc.	73,600	2,597,344
MGIC Investment Corp.*	173,900	1,832,906
Washington Federal, Inc.	139,544	4,702,633
		9,132,883
Trading companies & distributors—0.97%
Air Lease Corp.[1]	52,650	2,008,071
GATX Corp.	36,735	2,200,427

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
H&E Equipment Services, Inc.	48,210	1,018,195
		5,226,693
Total common stocks (cost—$455,508,199)		516,137,688

Face Amount ($)
Repurchase agreement—3.94%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $21,367,411 US Treasury Note, 2.000% due 08/31/21; (value-$21,662,816); proceeds: $21,238,088 (cost—$21,238,000)	21,238,000	21,238,000

	Number of Shares
Investment of cash collateral from securities loaned—1.76%
Money market fund—1.76%
State Street Institutional U.S. Government Money Market Fund (cost—$9,505,142)	9,505,142	9,505,142
Total investments (cost—$486,251,341)[2]—101.52%		546,880,830
Liabilities in excess of other assets—(1.52)%		(8,213,836)
Net assets—100.00%		$538,666,994

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$76,857,916
Gross unrealized depreciation	(16,228,427)
Net unrealized appreciation	$60,629,489

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	516,137,688	—	—	516,137,688
Repurchase agreement	—	21,238,000	—	21,238,000
Investment of cash collateral from securities loaned	—	9,505,142	—	9,505,142
Total	516,137,688	30,743,142	—	546,880,830

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2

Includes $57,747,101 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $50,435,710 and cash collateral of $9,505,142.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—96.66%
Aerospace & defense—1.20%
HEICO Corp.[1]	77,363	5,498,153
Mercury Systems, Inc.*	9,887	369,576
		5,867,729
Air freight & logistics—0.59%
Air Transport Services Group, Inc.*	34,486	634,197
Echo Global Logistics, Inc.*,1	121,197	2,272,444
		2,906,641
Auto components—2.47%
Dorman Products, Inc.*,1	51,407	4,274,492
Fox Factory Holding Corp.*,1	10,864	326,463
Gentex Corp.[1]	259,904	5,367,018
Tenneco, Inc.	24,604	1,550,790
Visteon Corp.*	5,408	556,754
		12,075,517
Banks—1.62%
Pinnacle Financial Partners, Inc.[1]	45,837	2,933,568
SVB Financial Group*	7,063	1,242,664
Texas Capital Bancshares, Inc.*	3,261	248,162
Western Alliance Bancorp*	73,489	3,520,123
		7,944,517
Beverages—0.12%
New Age Beverages Corp.*,1	40,749	151,179
Primo Water Corp.*	35,931	430,094
		581,273
Biotechnology—2.11%
Alder Biopharmaceuticals, Inc.*,1	32,381	649,239
Cytokinetics, Inc.*,1	9,599	157,424
Ligand Pharmaceuticals, Inc.*	32,948	3,662,829
Neurocrine Biosciences, Inc.*,1	50,252	2,683,457
Radius Health, Inc.*,1	81,707	3,192,292
		10,345,241
Building products—0.99%
Apogee Enterprises, Inc.[1]	30,734	1,675,003
Masonite International Corp.*	35,987	2,994,118

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
Patrick Industries, Inc.*	2,557	181,675
		4,850,796
Capital markets—1.50%
Financial Engines, Inc.[1]	106,345	4,519,663
MarketAxess Holdings, Inc.	14,716	2,833,124
		7,352,787
Chemicals—0.29%
The Chemours Co.	35,189	1,417,765

Commercial services & supplies—3.78%
Healthcare Services Group, Inc.	180,202	8,273,074
Innerworkings, Inc.*	168,447	1,783,854
Mobile Mini, Inc.[1]	93,012	2,669,444
Ritchie Brothers Auctioneers, Inc.	175,875	5,761,665
		18,488,037
Communications equipment—0.69%
Digi International, Inc.*	168,627	2,090,975
Lumentum Holdings, Inc.*,1	15,494	662,368
Oclaro, Inc.*,1	7,055	56,511
RADCOM Ltd.*,1	20,955	400,240
Viavi Solutions, Inc.*	19,154	191,540
		3,401,634
Construction & engineering—0.83%
Dycom Industries, Inc.*,1	14,461	1,527,949
MasTec, Inc.*	23,275	1,027,591
NV5 Global, Inc.*,1	15,682	606,894
Quanta Services, Inc.*	18,395	651,919
Tutor Perini Corp.*,1	8,846	272,899
		4,087,252
Construction materials—1.23%
Forterra, Inc.*,1	150,578	2,897,121
Summit Materials, Inc., Class A*	110,903	2,845,771

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Construction materials—(concluded)
US Concrete, Inc.*,1	4,654	288,548
		6,031,440
Consumer finance—1.15%
Green Dot Corp., Class A*	16,640	570,586
PRA Group, Inc.*,1	157,181	5,061,228
		5,631,814
Containers & packaging—0.97%
Berry Global Group, Inc.*	95,314	4,765,700

Diversified consumer services—2.55%
Chegg, Inc.*,1	67,367	606,977
Grand Canyon Education, Inc.*	157,930	11,870,019
		12,476,996
Diversified telecommunication services—1.38%
Vonage Holdings Corp.*	539,390	3,619,307
Zayo Group Holdings, Inc.*	90,084	3,159,246
		6,778,553
Electrical equipment—0.04%
Atkore International Group, Inc.*	7,022	184,398

Electronic equipment, instruments & components—2.98%
Coherent, Inc.*	19,091	4,116,020
National Instruments Corp.	269,227	9,398,714
Orbotech Ltd.*	16,219	534,092
TTM Technologies, Inc.*	31,735	530,926
		14,579,752
Energy equipment & services—0.03%
RPC, Inc.[1]	8,316	151,102

Equity real estate investment trusts—1.64%
DuPont Fabros Technology, Inc.[1]	48,104	2,479,761
National Storage Affiliates Trust	102,186	2,503,557

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
QTS Realty Trust, Inc., Class A	56,921	3,041,858
		8,025,176
Food & staples retailing—1.12%
Sprouts Farmers Market, Inc.*	10,662	237,869
United Natural Foods, Inc.*,1	126,038	5,234,358
		5,472,227
Food products—1.36%
Calavo Growers, Inc.[1]	58,303	3,824,677
Freshpet, Inc.*	241,654	2,839,434
		6,664,111
Health care equipment & supplies—4.41%
AxoGen, Inc.*,1	35,490	432,978
Cardiovascular Systems, Inc.*	19,919	594,981
Glaukos Corp.*,1	13,961	663,566
Hologic, Inc.*	37,605	1,697,866
Inogen, Inc.*	12,251	1,015,485
Integra LifeSciences Holdings Corp.*,1	40,941	1,882,058
Neogen Corp.*	46,997	2,929,323
Nevro Corp.*,1	50,552	4,763,009
Novadaq Technologies, Inc.*,1	225,950	1,572,612
NuVasive, Inc.*	70,123	5,084,619
Penumbra, Inc.*	7,543	644,549
Wright Medical Group NV*	9,479	288,067
		21,569,113
Health care providers & services—4.56%
Addus HomeCare Corp.*	4,388	148,972
Amedisys, Inc.*	2,774	150,351
BioTelemetry, Inc.*	23,360	768,544
Catasys, Inc.*	15,845	81,602
Chemed Corp.	34,735	6,994,934
Diplomat Pharmacy, Inc.*	82,605	1,288,638
Envision Healthcare Corp.*	137,891	7,726,033
HealthEquity, Inc.*,1	48,384	2,202,440

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
US Physical Therapy, Inc.	45,113	2,959,413
		22,320,927
Health care technology—3.79%
athenahealth, Inc.*,1	47,363	4,642,048
Cotiviti Holdings, Inc.*	12,222	510,757
Evolent Health, Inc., Class A*,1	33,663	782,665
HealthStream, Inc.*	155,064	4,309,228
Inovalon Holdings, Inc., Class A*,1	136,560	1,672,860
Veeva Systems, Inc., Class A*,1	115,056	6,169,303
Vocera Communications, Inc.*	17,877	453,361
		18,540,222
Hotels, restaurants & leisure—4.06%
Bojangles’, Inc.*	11,427	250,823
Dave & Buster’s Entertainment, Inc.*,1	34,110	2,183,381
ILG, Inc.	182,424	4,398,243
Panera Bread Co., Class A*	1,161	363,021
Planet Fitness, Inc., Class A	169,809	3,532,027
The Cheesecake Factory, Inc.	63,787	4,092,574
Vail Resorts, Inc.	24,200	4,783,372
Wingstop, Inc.	8,403	247,300
		19,850,741
Household durables—0.21%
Century Communities, Inc.*	20,397	556,838
iRobot Corp.*,1	5,842	465,841
		1,022,679
Household products—0.07%
Central Garden & Pet Co.*,1	8,503	321,413

Insurance—0.47%
Health Insurance Innovations, Inc., Class A*,1	13,951	233,679
Primerica, Inc.[1]	24,665	2,066,927
		2,300,606
Internet & Direct Marketing Retail—0.14%
Duluth Holdings, Inc., Class B*	7,081	156,844

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Internet & Direct Marketing Retail—(concluded)
Nutrisystem, Inc.	9,834	525,627
		682,471
Internet software & services—7.50%
2U, Inc.*,1	110,533	5,018,198
Alarm.com Holdings, Inc.*	36,485	1,189,776
Bankrate, Inc.*	12,717	134,800
Carbonite, Inc.*	41,969	906,530
ChannelAdvisor Corp.*	106,044	1,251,319
CoStar Group, Inc.*	29,384	7,078,312
Five9, Inc.*	62,618	1,142,465
GrubHub, Inc.*,1	17,687	760,187
GTT Communications, Inc.*,1	191,035	5,253,463
Hortonworks, Inc.*,1	26,326	274,054
j2 Global, Inc.[1]	47,298	4,268,172
LogMeIn, Inc.	2,011	227,243
MINDBODY, Inc., Class A*	42,055	1,192,259
Q2 Holdings, Inc.*	12,535	478,210
Shopify, Inc.*	8,740	663,803
SPS Commerce, Inc.*	87,825	4,853,210
Stamps.com, Inc.*,1	6,254	663,862
Twilio, Inc., Class A*	9,755	322,403
Wix.com Ltd.*	12,204	1,006,220
		36,684,486
IT services—3.94%
Cass Information Systems, Inc.	46,933	3,119,637
Euronet Worldwide, Inc.*,1	21,491	1,775,586
ExlService Holdings, Inc.*	65,805	3,139,557
Gartner, Inc.*	26,443	3,016,882
InterXion Holding NV*	32,256	1,343,785
MAXIMUS, Inc.[1]	103,388	6,305,634
Square, Inc., Class A*,1	32,877	599,676
		19,300,757
Life sciences tools & services—1.61%
Bio-Techne Corp.	38,565	4,129,540
INC Research Holdings, Inc., Class A*	66,926	3,011,670

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
PRA Health Sciences, Inc.*	11,483	734,453
		7,875,663
Machinery—3.76%
Actuant Corp., Class A1	99,234	2,709,088
John Bean Technologies Corp.[1]	54,493	4,830,805
Kennametal, Inc.	6,235	259,251
Kornit Digital Ltd.*	22,276	447,748
Proto Labs, Inc.*,1	104,984	6,089,072
RBC Bearings, Inc.*,1	5,013	502,804
The Middleby Corp.*,1	26,249	3,573,276
		18,412,044
Media—2.25%
Nexstar Media Group, Inc., Class A	143,468	9,899,292
Sinclair Broadcast Group, Inc., Class A	27,829	1,097,854
		10,997,146
Multiline retail—0.19%
Ollie’s Bargain Outlet Holdings, Inc.*,1	24,314	931,226

Oil, gas & consumable fuels—0.57%
Carrizo Oil & Gas, Inc.*,1	97,741	2,458,186
Matador Resources Co.*,1	14,281	309,612
		2,767,798
Pharmaceuticals—2.14%
Heska Corp.*,1	35,208	3,811,266
Horizon Pharma PLC*,1	199,674	3,070,986
Pacira Pharmaceuticals Inc/DE*	59,234	2,875,811
Supernus Pharmaceuticals, Inc.*,1	21,963	715,994
		10,474,057
Professional services—3.57%
Exponent, Inc.	50,476	3,086,607
Kforce, Inc.	13,134	298,142
TransUnion*	205,107	8,210,433

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Professional services—(concluded)
WageWorks, Inc.*,1	79,678	5,880,237
		17,475,419
Road & rail—1.42%
Knight Transportation, Inc.[1]	186,733	6,404,942
Old Dominion Freight Line, Inc.	6,052	535,723
		6,940,665
Semiconductors & semiconductor equipment—3.65%
Advanced Energy Industries, Inc.*	12,407	915,637
Advanced Micro Devices, Inc.*,1	92,582	1,231,341
Axcelis Technologies, Inc.*	12,607	242,685
Cabot Microelectronics Corp.	33,923	2,657,867
Cavium, Inc.*,1	63,088	4,343,609
CEVA, Inc.*,1	12,965	466,740
Ichor Holdings Ltd.*	12,636	245,138
M/A-COM Technology Solutions Holdings, Inc.*,1	75,827	3,706,424
Power Integrations, Inc.[1]	58,770	3,875,881
Rudolph Technologies, Inc.*	6,318	154,791
		17,840,113
Software—10.34%
Asure Software, Inc.*	11,081	114,467
Blackline, Inc.*,1	8,747	287,514
Ellie Mae, Inc.*,1	56,226	5,721,558
HubSpot, Inc.*,1	44,135	2,959,252
Imperva, Inc.*	44,894	1,995,538
Paylocity Holding Corp.*,1	116,719	4,603,397
Pegasystems, Inc.	139,219	6,341,426
Proofpoint, Inc.*,1	30,555	2,302,930
PROS Holdings, Inc.*,1	137,945	3,400,344
RealPage, Inc.*	91,542	3,391,631
RingCentral, Inc., Class A*	20,695	661,205
Take-Two Interactive Software, Inc.*,1	56,916	3,577,171
Tyler Technologies, Inc.*,1	21,435	3,506,552
Ultimate Software Group, Inc.*,1	38,349	7,772,192
Varonis Systems, Inc.*	27,053	849,464

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
Verint Systems, Inc.*	79,120	3,109,416
		50,594,057
Specialty retail—3.63%
Camping World Holdings, Inc., Class A	69,562	2,150,857
Five Below, Inc.*,1	119,425	5,866,156
Foot Locker, Inc.	23,024	1,780,676
Murphy USA, Inc.*	52,924	3,681,923
The Children’s Place, Inc.[1]	5,904	677,779
Tile Shop Holdings, Inc.[1]	169,460	3,617,971
		17,775,362
Technology hardware, storage & peripherals—0.60%
Stratasys Ltd.*,1	117,870	2,918,461

Thrifts & mortgage finance—0.25%
LendingTree, Inc.*	8,768	1,235,411

Trading companies & distributors—2.80%
Beacon Roofing Supply, Inc.*	170,126	8,433,146
Foundation Building Materials, Inc.*	8,804	142,537
SiteOne Landscape Supply, Inc.*,1	107,058	5,118,443
		13,694,126
Wireless telecommunication services—0.09%
Boingo Wireless, Inc.*	31,167	445,376
Total common stocks (cost—$400,331,962)		473,050,797

Number of Rights
Right—0.02%
Dyax Corp.*,2,3 (cost—$80,090)	72,153	90,191

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount ($)	Value ($)
Repurchase agreement—3.62%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $17,810,871 US Treasury Note, 2.000% due 08/31/21; (value—$18,057,106); proceeds: $17,703,074 (cost—$17,703,000)	17,703,000	17,703,000

	Number of Shares
Investment of cash collateral from securities loaned—1.65%
Money market fund—1.65%
State Street Institutional U.S. Government Money Market Fund (cost—$8,095,452)	8,095,452	8,095,452
Total investments (cost—$426,210,504)[4]—101.95%		498,939,440
Liabilities in excess of other assets—(1.95)%		(9,540,661)
Net assets—100.00%		$489,398,779

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$88,595,536
Gross unrealized depreciation	(15,866,600)
Net unrealized appreciation	$72,728,936

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	473,050,797	—	—	473,050,797
Right	—	—	90,191	90,191
Repurchase agreement	—	17,703,000	—	17,703,000
Investment of cash collateral from securities loaned	—	8,095,452	—	8,095,452
Total	473,050,797	25,798,452	90,191	498,939,440

At April 30, 2017, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended April 30, 2017:

Right ($)
Beginning balance	85,141
Purchases	—
Issuances	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	5,050
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	90,191

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at April 30, 2017, was $5,050.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Illiquid investment at the period end.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4

Includes $129,587,889 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $127,108,369 and cash collateral of $8,095,452.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Common stocks
Aerospace & defense	0.46%
Airlines	0.32
Auto components	2.10
Automobiles	3.92
Banks	7.57
Beverages	1.61
Biotechnology	1.76
Building products	1.07
Capital markets	2.73
Chemicals	2.98
Commercial services & supplies	2.18
Communications equipment	0.71
Construction & engineering	0.69
Construction materials	0.46
Containers & packaging	0.04
Distributors	0.20
Diversified consumer services	0.09
Diversified financial services	0.22
Diversified telecommunication services	5.07
Electric utilities	2.70
Electrical equipment	4.34
Electronic equipment, instruments & components	1.78
Energy equipment & services	1.12
Equity real estate investment trusts	1.06
Food & staples retailing	3.00
Food products	2.26
Gas utilities	0.51
Health care equipment & supplies	1.01
Health care providers & services	0.67
Hotels, restaurants & leisure	1.28
Household durables	0.76
Household products	0.93
Independent power and renewable electricity producers	0.06
Industrial conglomerates	0.59
Insurance	7.87
Internet & catalog retail	0.43
Internet software & services	1.35
IT services	2.06
Leisure products	0.46
Life sciences tools & services	0.08

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Common stocks—(concluded)
Machinery	2.27%
Marine	0.23
Media	1.40
Metals & mining	2.39
Multi-utilities	1.09
Multiline retail	0.26
Oil, gas & consumable fuels	7.20
Paper & forest products	0.73
Personal products	0.90
Pharmaceuticals	9.67
Professional services	1.48
Real estate management & development	2.80
Road & rail	0.77
Semiconductors & semiconductor equipment	2.43
Software	3.33
Specialty retail	1.18
Technology hardware, storage & peripherals	0.13
Textiles, apparel & luxury goods	1.46
Tobacco	0.73
Trading companies & distributors	0.47
Transportation infrastructure	0.32
Wireless telecommunication services	0.86
Total common stocks	110.60
Preferred stocks
Automobiles	0.14
Household products	0.07
Total preferred stocks	0.21

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Right	0.00%†
Repurchase agreement	1.27
Investment of cash collateral from securities loaned	4.49
Investments sold short
Common stocks
Aerospace & defense	(0.12)
Airlines	(0.21)
Auto components	(0.23)
Automobiles	(0.22)
Banks	(1.05)
Beverages	(0.17)
Biotechnology	(0.23)
Capital markets	(0.16)
Chemicals	(0.53)
Construction & engineering	(0.05)
Construction materials	(0.06)
Consumer finance	(0.41)
Diversified financial services	(0.65)
Diversified telecommunication services	(0.13)
Electric utilities	(0.63)
Electrical equipment	(0.28)
Electronic equipment, instruments & components	(0.50)
Energy equipment & services	(0.02)
Equity real estate investment trusts	(1.57)
Food products	(0.29)
Health care equipment & supplies	(0.31)
Health care technology	(0.06)
Hotels, restaurants & leisure	(0.38)
Household durables	(0.06)
Household products	(0.06)
Industrial conglomerates	(0.20)
Insurance	(0.06)
Internet & catalog retail	(0.05)
Internet software & services	(0.07)
Leisure products	(0.15)
Machinery	(0.46)
Media	(0.08)
Metals & mining	(0.35)

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Investments sold short—(concluded)
Common stocks—(concluded)
Multi-utilities	(0.09)%
Multiline retail	(0.11)
Oil, gas & consumable fuels	(0.53)
Personal products	(0.26)
Pharmaceuticals	(0.36)
Real estate management & development	(0.13)
Road & rail	(0.42)
Semiconductors & semiconductor equipment	(0.11)
Specialty retail	(0.49)
Trading companies & distributors	(0.03)
Transportation infrastructure	(0.18)
Total investments sold short	(12.51)
Liabilities in excess of other assets	(4.06)
Net assets	100.00%

† Weighting represents less than 0.005% of the Portfolio’s net assets as of April 30, 2017.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—110.60%
Australia—4.49%
AMP Ltd.	792,290	3,179,910
Aurizon Holdings Ltd.	213,643	823,876
Australia & New Zealand Banking Group Ltd.	376,767	9,242,354
BHP Billiton Ltd.	424,445	7,538,796
Boral Ltd.	176,832	815,657
Brambles Ltd.	353,699	2,738,547
Coca-Cola Amatil Ltd.	265,262	1,861,146
Crown Ltd.	244,148	2,285,225
Flight Centre Travel Group Ltd.[1]	14,564	342,979
Fortescue Metals Group Ltd.	383,846	1,526,221
Incitec Pivot Ltd.	89,142	252,981
Medibank Pvt Ltd.	679,440	1,480,505
Mirvac Group	241,683	410,807
Origin Energy Ltd.*	313,939	1,687,857
QBE Insurance Group Ltd.	1,063,594	10,249,915
Santos Ltd.*	818,271	2,132,270
South32 Ltd.	175,214	364,737
Stockland	82,608	300,006
Westpac Banking Corp.	71,454	1,875,877
Total Australia common stocks		49,109,666

Austria—0.51%
Andritz AG	6,423	355,216
Erste Group Bank AG	24,187	864,705
OMV AG	56,231	2,589,446
Raiffeisen Bank International AG*	80,082	1,825,793
Total Austria common stocks		5,635,160

Belgium—1.05%
Ageas	58,669	2,402,945
Colruyt SA	10,271	527,468
KBC Group N.V.[2]	85,658	6,184,403
Solvay SA	4,140	526,508
UCB SA	23,673	1,845,317
Total Belgium common stocks		11,486,641

Bermuda—1.38%
First Pacific Co. Ltd.	396,000	304,954
Hongkong Land Holdings Ltd.	759,600	5,856,516
Jardine Matheson Holdings Ltd.	85,900	5,543,127
Kerry Properties Ltd.	452,500	1,692,872

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Bermuda—(concluded)
Li & Fung Ltd.	3,000,000	1,257,336
Shangri-La Asia Ltd.	288,000	412,468
Total Bermuda common stocks		15,067,273

Brazil—0.19%
BB Seguridade Participacoes SA	216,464	2,038,439

Cayman Islands—1.74%
Alibaba Group Holding Ltd., ADR*	68,105	7,866,127
Cheung Kong Property Holdings Ltd.[2]	614,500	4,408,274
Ctrip.com International Ltd., ADR*,1	42,323	2,137,735
MGM China Holdings Ltd.	68,800	156,735
Sands China Ltd.	495,200	2,247,335
Tencent Holdings Ltd.	70,654	2,210,904
Total Cayman Islands common stocks		19,027,110

China—0.33%
BYD Co. Ltd., Class H1	351,100	2,069,582
Sinopharm Group Co., Class H	334,196	1,499,475
Total China common stocks		3,569,057

Denmark—3.28%
AP Moller - Maersk A/S, Class B	680	1,176,114
Genmab A/S*	41,076	8,169,180
ISS A/S	137,248	5,692,327
Novo Nordisk A/S, ADR	173,026	6,692,646
Novo Nordisk A/S, Class B2	133,137	5,180,610
Novozymes A/S, B Shares[1]	53,344	2,304,614
Pandora A/S	28,109	3,038,032
TDC A/S	234,834	1,260,450
Tryg A/S	26,783	513,832
William Demant Holding A/S*	81,359	1,862,324
Total Denmark common stocks		35,890,129

Finland—1.05%
Fortum Oyj[1]	25,942	377,535
Kone Oyj, Class B1	16,958	776,947
Nokian Renkaat Oyj	77,138	3,319,043
Sampo Oyj, A Shares	21,452	1,027,943
Stora Enso Oyj, R Shares[1]	64,921	772,245

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Finland—(concluded)
UPM-Kymmene Oyj[2]	195,670	5,164,462
Total Finland common stocks		11,438,175

France—6.80%
Arkema SA	2,726	288,658
Atos SE	11,656	1,527,434
AXA SA1	18,417	491,711
Capgemini SA1	2,795	279,798
Carrefour SA	64,948	1,529,922
Casino Guichard Perrachon SA1	16,378	986,582
Christian Dior SA	3,306	907,329
Cie de Saint-Gobain	182,674	9,859,793
Cie Generale des Etablissements Michelin	5,522	721,513
Dassault Systemes SE	78,032	6,964,069
Edenred	4,659	119,289
Engie SA	114,280	1,612,083
Essilor International SA	6,904	894,566
Eutelsat Communications SA	16,171	382,775
Gecina SA	3,986	567,059
Iliad SA	31,362	7,614,847
Klepierre	45,548	1,788,140
L’Oreal SA1	2,418	481,613
Lagardere SCA	14,788	452,973
Orange SA	97,805	1,512,853
Pernod Ricard SA	2,251	281,614
Publicis Groupe SA	13,199	952,808
Sanofi SA2	226,704	21,388,218
SCOR SE1	33,223	1,314,414
SEB SA	1,223	197,168
Societe BIC SA	2,118	238,097
Societe Generale SA	113,275	6,195,433
Unibail-Rodamco SE	7,491	1,839,659
Veolia Environnement SA1	57,043	1,083,668
Wendel SA	12,945	1,814,092
Total France common stocks		74,288,178

Germany—8.45%
adidas AG	2,436	487,985
Allianz SE	64,510	12,283,322
Bayer AG2	37,128	4,594,384
Bayerische Motoren Werke AG	27,945	2,668,108

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Beiersdorf AG	17,770	1,768,055
Continental AG	5,315	1,189,769
Daimler AG2	169,054	12,595,892
Deutsche Bank AG*	35,935	647,050
Deutsche Boerse AG	3,211	314,272
Deutsche Lufthansa AG	160,863	2,775,612
Deutsche Telekom AG	517,475	9,075,334
E.ON SE	36,562	285,042
Evonik Industries AG	90,880	3,034,709
Fresenius Medical Care AG & Co. KGaA	14,056	1,247,097
GEA Group AG1	6,312	268,426
Hannover Rueck SE	4,580	549,288
HeidelbergCement AG	3,624	335,548
Hochtief AG	381	68,645
Hugo Boss AG1	26,717	2,032,250
LANXESS AG	22,204	1,603,586
Linde AG	3,542	636,426
Metro AG1	58,299	1,918,489
Muenchener Rueckversicherungs-Gesellschaft AG2	18,956	3,633,150
Osram Licht AG	45,305	3,034,576
SAP SE	98,756	9,904,419
ThyssenKrupp AG1	28,836	686,488
Volkswagen AG2	20,417	3,237,066
Wirecard AG1	194,600	11,491,312
Total Germany common stocks		92,366,300

Hong Kong—3.01%
AIA Group Ltd.	1,317,365	9,120,200
China Mobile Ltd.	515,000	5,492,071
Galaxy Entertainment Group Ltd.	310,000	1,725,687
Hang Lung Group Ltd.	248,000	1,034,615
Hang Lung Properties Ltd.	138,000	361,928
Hang Seng Bank Ltd.	55,923	1,133,795
Hysan Development Co. Ltd.	163,000	769,071
New World Development Co. Ltd.	203,000	252,891
Sino Land Co. Ltd.	512,000	867,557
SJM Holdings Ltd.	490,000	475,615
Sun Hung Kai Properties Ltd.[2]	308,000	4,620,980
Swire Pacific Ltd., Class A	64,500	621,089
Swire Properties Ltd.	606,200	2,034,084
The Wharf Holdings Ltd.	282,000	2,409,110

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Wheelock & Co. Ltd.	247,000	1,925,929
Total Hong Kong common stocks		32,844,622

India—0.60%
HDFC Bank Ltd., ADR	82,313	6,552,938

Ireland—0.63%
Allergan PLC	28,107	6,854,173

Isle Of Man—0.19%
Genting Singapore PLC	2,591,800	2,068,394

Israel—0.27%
Bank Leumi Le-Israel B.M.*	46,806	219,052
Check Point Software Technologies Ltd.*,1	14,244	1,481,518
Israel Chemicals Ltd.	94,070	406,482
Nice Ltd.	12,949	886,673
Total Israel common stocks		2,993,725

Italy—4.21%
Assicurazioni Generali SpA[1]	126,204	1,997,497
Atlantia SpA	29,748	754,376
Enel SpA	1,929,324	9,171,435
ENI SpA[1,2]	1,555,031	24,171,879
Intesa Sanpaolo SpA	56,149	163,550
Mediobanca SpA	18,281	175,737
Prysmian SpA	98,923	2,856,633
Saipem SpA*,1	4,046,131	1,743,587
Snam SpA	88,796	392,512
Telecom Italia SpA*	936,883	831,745
Terna Rete Elettrica Nazionale SpA	735,877	3,711,364
Total Italy common stocks		45,970,315

Japan—23.80%
ABC-Mart, Inc.	14,100	782,947
AEON Mall Co. Ltd.[1]	49,500	840,579
Aisin Seiki Co. Ltd.	13,500	660,013
Alfresa Holdings Corp.	27,600	497,902
Amada Holdings Co. Ltd.	157,700	1,873,019
Asics Corp.[1]	10,000	176,811
Astellas Pharma, Inc.[2]	356,500	4,694,703

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Benesse Holdings, Inc.[1]	32,100	968,975
Bridgestone Corp.[2]	129,700	5,407,899
Canon, Inc.[2]	475,500	15,765,400
Central Japan Railway Co.	21,000	3,519,937
Daicel Corp.	20,300	232,910
Daiichi Sankyo Co. Ltd.	64,400	1,428,672
Daiwa House Industry Co. Ltd.	15,600	463,347
Daiwa Securities Group, Inc.[2]	364,000	2,211,592
DeNA Co. Ltd.	73,000	1,563,140
Denso Corp.	23,700	1,020,285
Fuji Electric Holdings Co. Ltd.[2]	333,000	1,825,189
FUJIFILM Holdings Corp.	8,400	311,510
Fujitsu Ltd.	330,000	2,056,820
Hino Motors Ltd.	75,500	946,163
Hirose Electric Co. Ltd.	4,900	658,022
Hitachi Construction Machinery Co. Ltd.	6,300	162,254
Hitachi Ltd.	650,000	3,586,589
Honda Motor Co. Ltd.	386,400	11,202,914
Hoya Corp.	88,400	4,221,947
IHI Corp.*,1	330,000	1,118,995
Iida Group Holdings Co. Ltd.	101,800	1,620,033
Inpex Corp.	315,100	3,020,268
Isuzu Motors Ltd.	15,100	204,810
Japan Airlines Co. Ltd.	82,700	2,611,384
Japan Post Bank Co. Ltd.[1]	74,800	930,680
Japan Tobacco, Inc.	20,200	671,551
JGC Corp.	51,300	895,075
JSR Corp.	34,900	637,420
JTEKT Corp.	39,700	624,658
JXTG Holdings, Inc.[2]	821,000	3,705,271
Kajima Corp.	65,000	441,399
Kakaku.com, Inc.[1]	97,800	1,409,864
Kaneka Corp.	61,000	480,448
Kawasaki Heavy Industries Ltd.	368,000	1,112,501
KDDI Corp.	28,000	742,355
Keyence Corp.	20,559	8,262,330
Kikkoman Corp.	29,200	897,152
Kintetsu Group Holdings Co. Ltd.	84,000	306,688
Kirin Holdings Co. Ltd.	618,600	12,019,624
Konami Holdings Corp.	22,100	918,892
Konica Minolta, Inc.	220,700	1,950,119

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Kuraray Co. Ltd.	141,300	2,279,053
Kurita Water Industries Ltd.	56,600	1,460,252
Kyocera Corp.	28,500	1,613,232
Kyushu Railway Co.	114,700	3,596,111
Lawson, Inc.	21,800	1,447,141
LINE Corp.*,1	260,462	9,030,595
LINE Corp., ADR*	61,787	2,121,766
Makita Corp.	17,000	606,190
Marubeni Corp.	306,100	1,884,791
Maruichi Steel Tube Ltd.	24,000	680,332
Mazda Motor Corp	222,900	3,267,267
Medipal Holdings Corp.	68,900	1,139,732
Miraca Holdings, Inc.	39,600	1,825,916
Mitsubishi Corp.	39,600	853,811
Mitsubishi Electric Corp.	479,900	6,689,972
Mitsubishi Heavy Industries Ltd.	637,000	2,548,571
Mitsubishi Logistics Corp.	42,000	542,543
Mitsubishi Tanabe Pharma Corp.	39,500	801,516
Mitsubishi UFJ Financial Group, Inc.[2]	765,600	4,870,720
Mitsui O.S.K. Lines Ltd.	427,000	1,306,185
Mixi, Inc.	31,500	1,746,311
MS&AD Insurance Group Holdings, Inc.	82,000	2,671,666
Nabtesco Corp.	5,900	167,248
Namco Bandai Holdings, Inc.	44,900	1,407,719
NEC Corp.	466,000	1,157,946
NGK Insulators Ltd.	16,100	343,881
Nippon Electric Glass Co. Ltd.	65,000	402,915
Nippon Telegraph & Telephone Corp.[2]	131,800	5,638,522
Nissan Motor Co. Ltd.	109,200	1,036,898
Nomura Real Estate Holdings, Inc.	77,500	1,309,105
Nomura Research Institute Ltd.	24,200	842,305
NTT Data Corp.	1,000	46,378
NTT DoCoMo, Inc.	87,400	2,107,479
OJI Paper Corp.	132,000	638,242
Olympus Corp.[1]	128,033	4,927,217
Ono Pharmaceutical Co. Ltd.	40,300	830,402
Osaka Gas Co. Ltd.	317,000	1,186,671
Otsuka Corp.	9,600	514,124
Rakuten, Inc.[1,2]	461,700	4,725,721
Rinnai Corp.[1]	14,700	1,221,099
Sankyo Co. Ltd.	32,100	1,118,713

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Santen Pharmaceutical Co. Ltd.	6,000	84,342
SBI Holdings, Inc.	134,000	1,857,188
Secom Co. Ltd.	55,800	4,047,533
Sega Sammy Holdings, Inc.	128,900	1,731,001
Sekisui Chemical Co. Ltd.	195,700	3,282,880
Sekisui House Ltd.	70,400	1,168,018
Seven & I Holdings Co. Ltd.	14,100	595,748
Showa Shell Sekiyu K.K.	121,900	1,177,720
SoftBank Group Corp.	14,300	1,082,939
Sohgo Security Services Co. Ltd.	26,500	1,156,515
Sompo Holdings, Inc.	43,900	1,656,366
Subaru Corp.[2]	136,500	5,157,551
Sumitomo Corp.[1]	181,500	2,423,528
Sumitomo Electric Industries Ltd.	93,100	1,517,077
Sumitomo Realty & Development Co. Ltd.	27,000	728,074
Sumitomo Rubber Industries Ltd.	88,500	1,590,976
Suntory Beverage & Food Ltd.	16,900	755,743
Suzuken Co. Ltd.	15,700	518,991
T&D Holdings, Inc.	108,800	1,613,822
Taiheiyo Cement Corp.[2]	132,000	439,309
Taisho Pharmaceutical Holdings Co. Ltd.	4,600	377,986
Takashimaya Co. Ltd.	60,000	552,231
Takeda Pharmaceutical Co. Ltd.[1]	244,600	11,721,491
TDK Corp.	11,500	711,819
Teijin Ltd.	51,200	991,620
The Dai-ichi Life Holding, Inc.	94,400	1,605,583
THK Co. Ltd.	12,400	319,358
Toho Gas Co. Ltd.	55,000	393,227
Tokio Marine Holdings, Inc.	225,300	9,482,912
Tokyo Tatemono Co. Ltd.	17,700	241,504
Tokyu Fudosan Holdings Corp.	20,700	112,901
Toyo Seikan Group Holdings Ltd.[1]	23,900	399,852
Toyo Suisan Kaisha Ltd.	39,500	1,481,139
Toyoda Gosei Co. Ltd.	42,700	1,132,666
Trend Micro, Inc.	23,600	1,037,363
UniCharm Corp.	15,300	371,743
USS Co. Ltd.	6,300	111,334
Yamaha Corp.	25,900	717,928

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Yamaha Motor Co. Ltd.	58,600	1,388,317
Total Japan common stocks		260,003,609

Jersey —0.65%
Delphi Automotive PLC	46,759	3,759,424
Experian PLC	7,614	163,605
Glencore PLC*	695,135	2,733,877
Shire PLC	7,198	422,977
Total Jersey common stocks		7,079,883

Luxembourg—0.56%
ArcelorMittal*,2	702,276	5,540,815
SES SA	24,559	537,049
Total Luxembourg common stocks		6,077,864

Netherlands—4.77%
Aegon N.V.	535,070	2,727,163
Airbus SE	10,428	843,195
Akzo Nobel N.V.	19,489	1,704,293
ASML Holding N.V., NY Registered Shares	88,019	11,605,305
CNH Industrial N.V.[2]	381,674	4,211,622
Core Laboratories N.V.[1]	61,532	6,818,976
Gemalto N.V.	26,729	1,497,139
ING Groep N.V.	175,192	2,852,053
Koninklijke Ahold Delhaize N.V.	389,961	8,079,399
Koninklijke DSM N.V.	8,778	627,928
Koninklijke KPN N.V.[1]	96,295	278,494
Koninklijke Vopak N.V.[1]	41,065	1,852,803
NN Group N.V.	59,139	1,960,948
Randstad Holding N.V.	42,422	2,528,164
STMicroelectronics N.V.	162,602	2,630,266
Unilever N.V.	28,161	1,476,885
Wolters Kluwer N.V.	9,550	405,606
Total Netherlands common stocks		52,100,239

New Zealand—0.39%
Auckland International Airport Ltd.	244,790	1,159,703
Fletcher Building Ltd.	336,164	1,973,427
Meridian Energy Ltd.	318,500	605,749

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
New Zealand—(concluded)
Ryman Healthcare Ltd.	94,240	558,406
Total New Zealand common stocks		4,297,285

Norway—0.16%
DNB ASA[1]	6,867	107,252
Norsk Hydro ASA[1]	223,642	1,276,317
Orkla ASA	38,749	350,889
Total Norway common stocks		1,734,458

Papua New Guinea—0.43%
Oil Search Ltd.	865,673	4,680,119

Portugal—0.23%
Jeronimo Martins, SGPS SA	137,107	2,516,558

Singapore—2.53%
Ascendas Real Estate Investment Trust	2,858,000	5,236,718
ComfortDelGro Corp. Ltd.	85,800	168,265
Hutchison Port Holdings Trust	1,374,500	556,672
Jardine Cycle & Carriage Ltd.	26,000	878,918
Oversea-Chinese Banking Corp. Ltd.	119,300	836,803
SATS Ltd.	137,900	502,388
Singapore Press Holdings Ltd.[1]	44,800	111,267
Singapore Telecommunications Ltd.	2,525,900	6,761,526
United Overseas Bank Ltd.[1]	674,486	10,524,135
Wilmar International Ltd.	396,800	1,008,224
Yangzijiang Shipbuilding Holdings Ltd.	1,292,600	1,063,944
Total Singapore common stocks		27,648,860

South Africa—0.27%
Naspers Ltd., N Shares	15,833	3,007,603

South Korea—0.70%
Amorepacific Corp.	29,721	7,626,797

Spain—5.90%
ACS Actividades de Contruccion y Servicios SA2	131,756	4,884,046
Amadeus IT Holding SA2	105,875	5,708,815
Banco Bilbao Vizcaya Argentaria SA	385,816	3,088,559
Banco Santander SA1	463,531	3,022,981
CaixaBank SA	555,113	2,520,929

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Enagas SA	137,998	3,630,257
Grifols SA, ADR	404,428	8,780,132
Iberdrola SA	1,728,974	12,434,014
Industria de Diseno Textil SA1	29,104	1,116,262
Red Electrica Corp. SA	182,541	3,559,269
Repsol SA2	348,235	5,513,595
Telefonica SA	894,431	9,894,051
Zardoya Otis SA	28,927	268,152
Total Spain common stocks		64,421,062

Sweden—3.03%
Boliden AB1	24,887	711,434
Getinge AB, B Shares	83,849	1,638,678
Hennes & Mauritz AB, B Shares	6,721	166,483
Husqvarna AB, B Shares	85,710	852,039
Skanska AB, B Shares	54,556	1,305,185
SKF AB, B Shares[2]	225,152	4,946,719
Svenska Handelsbanken AB, A Shares[1]	43,648	619,439
Swedish Match AB	78,671	2,595,336
Telefonaktiebolaget LM Ericsson, B Shares	1,206,625	7,778,701
Telia Co. AB1	3,061,815	12,479,144
Total Sweden common stocks		33,093,158

Switzerland—10.21%
ABB Ltd.	563,576	13,797,700
Adecco Group SA2	62,458	4,638,840
Aryzta AG*,1	28,248	917,279
Cie Financiere Richemont SA	26,595	2,222,487
Coca-Cola HBC AG*	85,362	2,368,212
Credit Suisse Group AG*	177,618	2,700,865
Geberit AG	4,089	1,862,447
Julius Baer Group Ltd.*	167,917	8,750,248
LafargeHolcim Ltd.*	25,569	1,449,338
Lonza Group AG*	4,437	907,467
Nestle SA2	193,500	14,906,307
Novartis AG	160,794	12,370,634
Pargesa Holding SA	3,932	293,813
Roche Holding AG2	38,377	10,039,732
SGS SA	487	1,095,872
Sika AG	511	3,261,156
Sonova Holding AG	9,124	1,348,885

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Swiss Re AG	35,608	3,099,149
Syngenta AG*	28,478	13,234,399
Temenos Group AG*	25,383	2,197,734
Zurich Insurance Group AG	36,623	10,136,657
Total Switzerland common stocks		111,599,221

Taiwan—1.13%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,177,000	7,587,634
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	143,295	4,738,765
Total Taiwan common stocks		12,326,399

United Kingdom—16.31%
3i Group PLC	361,527	3,715,560
Aberdeen Asset Management PLC	129,797	469,035
AMEC PLC	522,969	3,678,005
Anglo American PLC*,1	215,680	3,090,992
Associated British Foods PLC	10,692	389,136
AstraZeneca PLC	20,625	1,238,838
Barclays PLC	705,760	1,940,177
BP PLC	1,863,626	10,680,919
British American Tobacco PLC[2]	70,572	4,766,760
Burberry Group PLC	60,347	1,261,525
Centrica PLC	512,410	1,313,409
Compass Group PLC	52,240	1,054,162
Diageo PLC	9,513	276,796
easyJet PLC[1]	46,028	696,308
G4S PLC	2,479,207	9,796,965
GKN PLC	887,753	4,126,693
GlaxoSmithKline PLC[2]	749,869	15,054,061
Hammerson PLC	122,205	929,894
Hargreaves Lansdown PLC	500,031	8,924,476
HSBC Holdings PLC	386,742	3,188,279
IMI PLC	96,092	1,591,821
InterContinental Hotels Group PLC	6,536	346,744
Intertek Group PLC	14,427	759,766
Investec PLC	34,612	256,200
Kingfisher PLC	2,435,633	10,766,752
Lloyds Banking Group PLC	12,943,056	11,600,575
Mondi PLC	52,257	1,354,341
National Grid PLC	609,858	7,898,876
Next PLC	40,980	2,284,976

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Pearson PLC	794,512	6,575,638
Prudential PLC	13,410	298,046
Reckitt Benckiser Group PLC[2]	106,656	9,823,190
Rio Tinto PLC	40,143	1,592,031
Rolls-Royce Holdings PLC*,4	145,277	1,527,881
Rolls-Royce Holdings PLC, C Shares*	10,314,667	13,360
Royal Dutch Shell PLC, A Shares[2,5]	177,809	4,611,719
Royal Dutch Shell PLC, B Shares[4]	484,427	12,877,990
RSA Insurance Group PLC	53,309	411,513
Segro PLC	76,711	482,572
Sky PLC	253,546	3,257,654
Smith & Nephew PLC	25,107	412,986
Smiths Group PLC	25,721	546,347
Standard Chartered PLC*	232,576	2,172,487
Tesco PLC*	6,401,725	15,194,191
The Sage Group PLC	39,851	345,820
Unilever PLC	77,153	3,969,160
William Hill PLC	181,107	688,462
Total United Kingdom common stocks		178,253,088

United States—0.53%
Lululemon Athletica, Inc.*	112,010	5,824,520

Venezuela—0.82%
Croda International PLC	48,791	2,378,625
Nielsen Holdings PLC	160,239	6,590,630
Total Venezuela common stocks		8,969,255
Total common stocks (cost—$1,132,289,472)		1,208,460,273

Preferred stocks—0.21%
Germany—0.21%
Bayerische Motoren Werke AG	7,036	578,502
Henkel AG & Co. KGaA Vorzug	5,155	701,917

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Preferred stocks—(concluded)
Germany—(concluded)
Porsche Automobil Holding SE	16,650	974,130
Total preferred stocks (cost—$2,073,253)		2,254,549

Number of Rights
Right—0.00%†
Australia—0.00%†
TPG Telecom Ltd.*,3 (cost—$0)	920	448

Face Amount ($)
Repurchase agreement—1.27%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $13,949,485 US Treasury Note, 2.000% due 08/31/21; (value—$14,142,336); proceeds: $13,865,058 (cost—$13,865,000)	13,865,000	13,865,000

	Number of Shares
Investment of cash collateral from securities loaned—4.49%
Money market fund—4.49%
State Street Institutional U.S. Government Money Market Fund (cost—$49,018,525)	49,018,525	49,018,525
Total investments before investments sold short (cost—$1,197,246,250)[6]—116.57%		1,273,598,795

Investments sold short—(12.51)%
Common stocks—(12.51)%
Argentina—(0.02)%
Tenaris SA	(12,822)	(200,845)

Australia—(1.81)%
AGL Energy Ltd.	(50,907)	(1,020,069)
Alumina Ltd.	(444,474)	(612,393)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
AusNet Services	(812,319)	(1,064,463)
Caltex Australia Ltd.	(29,408)	(657,759)
Challenger Ltd.	(235,003)	(2,326,327)
Cochlear Ltd.	(8,670)	(908,114)
Domino’s Pizza Enterprises Ltd.	(41,607)	(1,904,213)
Goodman Group	(500,640)	(3,040,271)
Harvey Norman Holdings Ltd.	(69,194)	(217,094)
Scentre Group	(1,041,135)	(3,360,084)
Treasury Wine Estates Ltd.	(138,904)	(1,248,136)
Vicinity Centres	(345,080)	(744,180)
Vocus Group Ltd.	(231,320)	(583,726)
Westfield Corp.	(314,826)	(2,140,535)
		(19,827,364)
Canada—(0.01)%
International Petroleum Corp.	(25,123)	(91,333)

Cayman Islands—(0.29)%
ASM Pacific Technology Ltd.	(78,600)	(1,170,156)
CK Hutchison Holdings Ltd.	(159,000)	(1,985,877)
		(3,156,033)
Denmark—(0.36)%
Chr Hansen Holding A/S	(21,620)	(1,457,112)
Genmab A/S	(12,517)	(2,489,376)
		(3,946,488)
Finland—(0.06)%
Neste Oyj	(16,738)	(683,544)

France—(0.26)%
Aeroports de Paris	(4,886)	(651,718)
Groupe Eurotunnel SE	(88,140)	(968,270)
Iliad SA	(1,647)	(399,899)
SFR Group SA	(13,632)	(446,371)
Zodiac Aerospace	(16,290)	(395,529)
		(2,861,787)
Germany—(0.18)%
Deutsche Wohnen AG	(41,850)	(1,430,982)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Germany—(concluded)
Merck KGaA	(4,112)	(482,858)
		(1,913,840)
Hong Kong—(0.33)%
Cathay Pacific Airways Ltd.	(95,000)	(136,790)
Hong Kong Exchanges & Clearing Ltd.	(14,200)	(349,781)
MTR Corp. Ltd.	(447,415)	(2,576,921)
The Bank of East Asia Ltd.	(35,976)	(148,930)
The Link REIT	(53,000)	(381,231)
		(3,593,653)
Ireland—(0.05)%
Kerry Group PLC, Class A	(6,304)	(515,158)

Italy—(0.02)%
UnipolSai Assicurazioni SpA	(117,156)	(269,274)

Japan—(6.18)%
Acom Co. Ltd.	(237,800)	(1,055,941)
AEON Financial Service Co. Ltd.	(26,800)	(514,724)
Ajinomoto Co., Inc.	(36,600)	(712,136)
ANA Holdings, Inc.	(358,000)	(1,077,452)
Casio Computer Co. Ltd.	(27,100)	(381,916)
Chugai Pharmaceutical Co. Ltd.	(9,700)	(343,709)
Concordia Financial Group Ltd.	(64,000)	(294,064)
Credit Saison Co. Ltd.	(24,000)	(436,833)
Don Quijote Holdings Co. Ltd.	(10,100)	(368,302)
FANUC Corp.	(18,600)	(3,780,067)
Fukuoka Financial Group, Inc.	(162,000)	(738,246)
Hamamatsu Photonics K.K.	(8,800)	(258,533)
Hokuriku Electric Power Co.	(57,200)	(528,513)
Hoya Corp.	(35,400)	(1,690,689)
Idemitsu Kosan Co. Ltd.	(28,700)	(917,834)
Isetan Mitsukoshi Holdings Ltd.	(20,400)	(222,712)
Japan Airport Terminal Co. Ltd.	(10,100)	(350,635)
Japan Exchange Group, Inc.	(24,200)	(338,876)
Japan Prime Realty Investment Corp.	(143)	(536,851)
Japan Real Estate Investment Corp.	(222)	(1,168,998)
Japan Retail Fund Investment Corp.	(347)	(677,969)
JFE Holdings, Inc.	(79,600)	(1,357,074)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Kansai Paint Co. Ltd.	(47,100)	(1,042,770)
Kao Corp.	(8,900)	(490,847)
Keihan Holdings Co. Ltd.	(31,000)	(194,941)
Keikyu Corp.	(110,000)	(1,262,077)
Keyence Corp.	(8,700)	(3,496,389)
Kobe Steel Ltd.	(72,800)	(646,531)
Koito Manufacturing Co. Ltd.	(43,000)	(2,217,986)
Kyushu Electric Power Co., Inc.	(31,400)	(338,576)
Kyushu Financial Group, Inc.	(40,500)	(252,137)
Lion Corp.	(38,000)	(685,858)
M3, Inc.	(25,600)	(654,267)
Marui Group Co. Ltd.	(8,500)	(116,358)
Mebuki Financial Group, Inc.	(297,300)	(1,165,464)
MINEBEA MITSUMI, Inc.	(85,600)	(1,237,063)
MISUMI Group, Inc.	(14,500)	(274,586)
Mitsubishi Chemical Holdings Corp.	(20,100)	(157,284)
Mizuho Financial Group, Inc.	(1,685,300)	(3,078,063)
Nidec Corp.	(33,400)	(3,062,104)
Nippon Paint Holdings Co. Ltd.	(77,100)	(2,956,739)
Nippon Prologis REIT, Inc.	(744)	(1,573,095)
Nitori Holdings Co. Ltd.	(8,000)	(1,041,310)
NOK Corp.	(6,100)	(145,065)
Nomura Holdings, Inc.	(182,900)	(1,097,646)
Nomura Real Estate Master Fund, Inc.	(218)	(314,264)
Olympus Corp.	(52,700)	(2,028,105)
Oriental Land Co. Ltd.	(27,300)	(1,567,347)
Pola Orbis Holdings, Inc.	(24,400)	(562,092)
Ryohin Keikaku Co. Ltd.	(1,000)	(225,521)
Santen Pharmaceutical Co. Ltd.	(135,800)	(1,908,936)
Seven Bank Ltd.	(310,700)	(1,042,402)
Shimano, Inc.	(10,700)	(1,634,636)
Shiseido Co. Ltd.	(68,100)	(1,842,472)
Stanley Electric Co. Ltd.	(5,600)	(163,768)
Start Today Co. Ltd.	(24,600)	(525,212)
Takeda Pharmaceutical Co. Ltd.	(17,700)	(848,203)
Terumo Corp.	(11,000)	(401,121)
The Bank of Kyoto Ltd.	(142,000)	(1,123,517)
The Chugoku Bank Ltd.	(41,400)	(614,269)
The Chugoku Electric Power Co Inc.	(92,300)	(1,006,006)
The Hachijuni Bank Ltd.	(56,900)	(335,862)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
The Kansai Electric Power Co., Inc.	(115,100)	(1,556,005)
The Shizuoka Bank Ltd.	(56,000)	(472,214)
Tokyu Corp.	(54,000)	(386,562)
United Urban Investment Corp.	(1,024)	(1,547,827)
West Japan Railway Co.	(4,700)	(313,853)
Yahoo Japan Corp.	(180,300)	(771,501)
Yakult Honsha Co. Ltd.	(7,200)	(409,491)
Yamada Denki Co. Ltd.	(48,900)	(256,618)
Yamaguchi Financial Group, Inc.	(69,000)	(763,813)
		(67,560,847)
Jersey—(0.02)%
Randgold Resources Ltd.	(2,249)	(198,223)

Mauritius—(0.07)%
Golden Agri-Resources Ltd.	(2,799,400)	(721,314)

Netherlands—(0.32)%
Altice N.V., Class A	(10,883)	(270,350)
Boskalis Westminster	(15,562)	(572,373)
EXOR N.V.	(3,018)	(169,471)
Ferrari N.V.	(20,754)	(1,561,036)
Fiat Chrysler Automobiles N.V.	(78,386)	(887,159)
		(3,460,389)
New Zealand—(0.03)%
Mercury NZ Ltd.	(127,096)	(280,554)

Norway—(0.25)%
Marine Harvest ASA	(47,243)	(785,733)
Statoil ASA	(121,072)	(1,998,125)
		(2,783,858)
Singapore—(0.30)%
CapitaLand Mall Trust	(1,221,200)	(1,721,908)
Singapore Airlines Ltd.	(141,600)	(1,038,829)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Singapore—(concluded)
United Overseas Bank Ltd.	(35,600)	(555,474)
		(3,316,211)
Spain—(0.28)%
Bankinter SA	(102,796)	(905,099)
Endesa SA	(90,043)	(2,122,044)
		(3,027,143)
Sweden—(0.60)%
James Hardie Industries PLC	(36,178)	(614,132)
Industrivarden AB, C Shares	(31,205)	(725,755)
Investor AB	(77,855)	(3,559,041)
Kinnevik AB	(10,078)	(268,980)
Lundin Petroleum AB	(75,369)	(1,438,915)
		(6,606,823)
Switzerland—(0.46)%
Dufry AG	(25,008)	(4,096,788)
EMS-Chemie Holding AG	(363)	(227,468)
Galenica AG	(292)	(317,238)
Zurich Insurance Group AG	(1,252)	(346,533)
		(4,988,027)
Venezuela—(0.61)%
Coca-Cola European Partners PLC	(14,773)	(558,883)
BAE Systems PLC	(117,031)	(950,397)
Berkeley Group Holdings PLC	(7,752)	(327,116)
Fresnillo PLC	(53,760)	(1,011,026)
Provident Financial PLC	(59,713)	(2,477,981)
RELX PLC	(31,333)	(635,522)
Whitbread PLC	(13,615)	(711,537)
		(6,672,462)
Total investments sold short (proceeds—$128,010,579)		(136,675,170)
Liabilities in excess of other assets—(4.06)%		(44,315,305)
Net assets—100.00%		$1,092,608,320

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$130,888,576
Gross unrealized depreciation	(54,536,031)
Net unrealized appreciation	$76,352,545

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Schedule of investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,208,446,913	13,360	—	1,208,460,273
Preferred stocks	2,254,549	—	—	2,254,549
Right	—	448	—	448
Repurchase agreement	—	13,865,000	—	13,865,000
Investment of cash collateral from securities loaned	—	49,018,525	—	49,018,525
Total	1,210,701,462	62,897,333	—	1,273,598,795

Liabilities
Investments sold short	(136,675,170)	—	—	(136,675,170)

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                               Non-income producing security.

†                               Amount represents less than 0.005%

1                               Security, or portion thereof, was on loan at the period end.

2                               Security, or portion thereof, pledged as collateral for investments sold short.

3                               Security is being fair valued by a valuation committee under the direction of the board of trustees.

4                               Security is traded on the London Exchange.

5                               Security is traded on the Amsterdam Exchange.

6                               Includes $83,504,874 of investments in securities on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $20,358,754 and cash collateral of $67,062,707 of which $18,044,182 was pledged back to State Street Bank and Trust Company for the financing of short sales.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Common stocks
Airlines	0.24%
Auto components	1.17
Automobiles	3.93
Banks	18.68
Beverages	1.04
Capital markets	0.29
Chemicals	2.08
Construction & engineering	0.56
Construction materials	0.77
Consumer finance	0.26
Distributors	0.21
Diversified consumer services	0.37
Diversified financial services	0.71
Diversified telecommunication services	0.84
Electric utilities	1.46
Electrical equipment	0.31
Electronic equipment, instruments & components	1.61
Equity real estate investment trusts	1.36
Food & staples retailing	2.53
Food products	2.20
Health care equipment & supplies	0.13
Health care providers & services	0.79
Hotels, restaurants & leisure	1.88
Household durables	1.26
Household products	0.25
Independent power and renewable electricity producers	0.69
Industrial conglomerates	1.73
Insurance	1.76
Internet software & services	6.42
IT services	1.97
Machinery	0.62
Media	0.88
Metals & mining	2.49
Multi-utilities	0.35
Multiline retail	0.91
Oil, gas & consumable fuels	6.77
Paper & forest products	0.78
Personal products	0.37
Pharmaceuticals	0.79
Real estate management & development	1.31

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Common stocks—(concluded)
Semiconductors & semiconductor equipment	5.18%
Specialty retail	0.44
Technology hardware, storage & peripherals	7.28
Textiles, apparel & luxury goods	0.92
Thrifts & mortgage finance	2.10
Tobacco	0.23
Transportation infrastructure	1.72
Wireless telecommunication services	3.69
Total common stocks	94.33
Preferred stocks
Automobiles	0.17
Banks	1.35
Metals & mining	0.08
Oil, gas & consumable fuels	0.93
Paper & forest products	0.59
Total preferred stocks	3.12
Right	0.00 †
Warrant	0.00 †
Investment company	0.87
Repurchase agreement	1.90
Investment of cash collateral from securities loaned	0.18
Total investments	100.40
Liabilities in excess of other assets	(0.40)
Net assets	100.00%

† Weighting represents less than 0.005% of the Portfolio’s net assets as of April 30, 2017.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—94.33%
Bermuda—1.44%
Brilliance China Automotive Holdings Ltd.	1,152,000	1,931,268
Credicorp Ltd.	20,575	3,161,554
Nine Dragons Paper Holdings Ltd.	1,063,000	1,147,956
Total Bermuda common stocks		6,240,778

Brazil—4.37%
AMBEV SA, ADR[1]	412,549	2,363,906
Banco Bradesco SA	118,900	1,219,324
Banco do Brasil SA	115,000	1,190,199
BB Seguridade Participacoes SA	147,200	1,386,181
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	212,000	1,269,709
Cielo SA	352,997	2,680,242
Companhia de Concessoes Rodoviarias (CCR)	676,645	3,773,292
Hypermarcas SA	138,200	1,308,830
MRV Engenharia e Participacoes SA	217,800	1,093,786
Raia Drogasil SA	69,800	1,483,282
Ultrapar Participacoes SA	52,800	1,171,429
Total Brazil common stocks		18,940,180

Cayman Islands—9.03%
Alibaba Group Holding Ltd., ADR*	80,642	9,314,151
Belle International Holdings Ltd.[2,7]	3,139,976	2,127,402
Ctrip.com International Ltd., ADR*,1	32,482	1,640,666
Geely Automobile Holdings Ltd.	1,220,000	1,646,879
Golden Eagle Retail Group Ltd.[1,2]	632,000	962,014
Longfor Properties Co. Ltd.	614,500	1,064,938
NetEase, Inc., ADR	3,989	1,058,641
Sands China Ltd.	326,000	1,479,465
TAL Education Group, ADR*	13,367	1,592,143
Tencent Holdings Ltd.	417,400	13,061,274
Want Want China Holdings Ltd.	1,484,000	1,068,401
WH Group Ltd.[3]	4,654,500	4,158,822
Total Cayman Islands common stocks		39,174,796

Chile—0.14%
Banco Santander Chile, ADR	26,272	620,807

China—9.49%
Agricultural Bank of China Ltd., Class H	3,629,000	1,674,919
Aluminum Corp. of China Ltd., Class H*,1	1,850,000	910,926

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
China—(concluded)
Anhui Conch Cement Co. Ltd., Class H	619,000	2,168,551
Bank of China Ltd., Class H	5,248,000	2,543,593
Bank of Communications Co. Ltd., Class H	2,047,000	1,576,366
China Bluechemical Ltd., Class H	2,142,000	614,097
China CITIC Bank, Class H	2,401,000	1,521,779
China Construction Bank Corp., Class H	9,494,000	7,713,986
China Everbright Bank Co. Ltd., Class H	1,492,000	700,123
China Railway Group Ltd., Class H	1,279,000	1,085,243
China Vanke Co. Ltd., Class H	467,400	1,186,174
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,186,000	815,739
Dongfeng Motor Group Co. Ltd., Class H	824,000	866,549
Guangzhou Automobile Group Co. Ltd. Class H	1,028,000	1,599,157
Guangzhou R&F Properties Co. Ltd., Class H	685,600	1,154,661
Industrial & Commercial Bank of China Ltd., Class H	9,145,000	5,972,552
Jiangsu Expressway Co. Ltd., Class H	992,000	1,464,084
Ping An Insurance (Group) Co. of China Ltd., Class H	583,000	3,282,881
Shanghai Pharmaceuticals Holding Co. Ltd.	405,400	1,073,652
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,596,000	892,554
Sinopharm Group Co., Class H	522,800	2,345,706
Total China common stocks		41,163,292

Hong Kong—3.83%
Beijing Enterprises Holdings Ltd.	231,000	1,128,517
China Mobile Ltd.	564,500	6,019,950
China Overseas Land & Investment Ltd.	432,000	1,255,176
China Resources Power Holdings Co. Ltd.	1,652,911	2,979,271
CITIC Ltd.	878,000	1,273,257
CNOOC Ltd.	964,000	1,124,079
CSPC Pharmaceutical Group Ltd.	1,370,000	1,902,203
Sun Art Retail Group Ltd.	903,500	931,569
Total Hong Kong common stocks		16,614,022

Hungary—0.79%
OTP Bank PLC	87,600	2,463,946
Richter Gedeon Nyrt	39,279	951,117
Total Hungary common stocks		3,415,063

India—11.45%
Arvind Ltd.	145,135	900,861
Asian Paints Ltd.	100,452	1,749,595
Axis Bank Ltd.	41,790	331,078

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
India—(concluded)
Bajaj Auto Ltd.	91,788	4,086,442
Bharat Petroleum Corp. Ltd.	144,655	1,617,334
Ceat Ltd.	45,127	1,070,407
HCL Technologies Ltd.	284,809	3,604,275
HDFC Bank Ltd.	132,609	3,187,934
HDFC Bank Ltd., ADR	2,285	181,909
Hindustan Petroleum Corp. Ltd.	189,819	1,582,022
Housing Development Finance Corp.	211,996	5,065,594
Indiabulls Housing Finance Ltd.	254,681	4,026,082
IndusInd Bank Ltd.	79,456	1,784,703
Infosys Ltd.	70,541	1,007,674
Infosys Ltd., ADR[1]	87,390	1,272,398
Larsen & Toubro Ltd.	49,475	1,345,738
Maruti Suzuki India Ltd.	37,447	3,798,167
Oil & Natural Gas Corp. Ltd.	387,916	1,124,914
Power Finance Corp. Ltd.	439,755	1,093,748
Power Grid Corp. of India Ltd.	214,747	694,348
Reliance Industries Ltd.	120,420	2,611,689
Tata Motors Ltd.	263,714	1,881,212
Tata Steel Ltd.	159,274	1,112,294
Vedanta Ltd.	551,404	2,087,587
Vedanta Ltd.	648,942	2,456,860
Total India common stocks		49,674,865

Indonesia—2.56%
PT Astra International Tbk	1,813,800	1,217,909
PT Bank Central Asia Tbk	1,107,600	1,474,972
PT Bank Mandiri (Persero) Tbk	1,078,300	946,516
PT Bank Negara Indonesia (Persero) Tbk	1,969,400	941,926
PT Bank Rakyat Indonesia (Persero) Tbk	4,291,800	4,153,666
Telekomunikasi Indonesia Persero Tbk PT	3,886,600	1,274,247
Unilever Indonesia Tbk PT	329,000	1,098,395
Total Indonesia common stocks		11,107,631

Kazakhstan—0.13%
KazMunaiGas Exploration Production, GDR*,4	28,996	281,261
KazMunaiGas Exploration Production, GDR*,5	30,021	291,204
Total Kazakhstan common stocks		572,465

Malaysia—3.07%
AirAsia Bhd	1,366,400	1,054,467

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Malaysia—(concluded)
AMMB Holdings Berhad	1,263,700	1,595,272
CIMB Group Holdings Berhad	904,600	1,196,131
Genting Malaysia Berhad	1,315,900	1,779,390
Malayan Banking Berhad	874,348	1,929,568
Public Bank Berhad	338,900	1,558,268
Sime Darby Berhad	501,800	1,078,506
Tenaga Nasional Berhad	974,800	3,130,318
Total Malaysia common stocks		13,321,920

Mexico—3.28%
Arca Continental SAB de C.V.	125,868	925,560
Cemex SAB de C.V., ADR*	125,906	1,160,853
Fibra Uno Administracion SA de C.V.	1,928,100	3,360,431
Fomento Economico Mexicano SAB de C.V., ADR	13,567	1,221,573
Gentera SAB de C.V.	661,300	1,111,812
Grupo Aeroportuario del Pacifico SAB de C.V.	100,073	1,031,230
Grupo Financiero Banorte SAB de C.V., Series O	355,600	2,052,158
Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	102,500	933,775
Wal-Mart de Mexico SAB de C.V.	1,076,123	2,423,746
Total Mexico common stocks		14,221,138

Netherlands—0.64%
Steinhoff International Holdings N.V.	250,809	1,278,091
Yandex N.V.*	54,064	1,473,785
Total Netherlands common stocks		2,751,876

Philippines—0.51%
PLDT, Inc., ADR	62,150	2,206,947

Poland—0.40%
Polski Koncern Naftowy Orlen SA	57,665	1,724,361

Qatar—0.66%
Qatar Electricity & Water Co.	26,920	1,537,736
Qatar National Bank	33,694	1,330,623
Total Qatar common stocks		2,868,359

Romania—0.12%
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR[2]	71,870	531,838

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Russia—2.96%
Gazprom PAO, ADR[5]	736,110	3,489,161
Gazprom PAO, ADR[4]	427,028	2,028,383
Lukoil PJSC, ADR[5]	22,630	1,123,919
Lukoil PJSC, ADR[4]	37,246	1,845,539
Magnit PJSC, GDR	34,126	1,192,704
MMC Norilsk Nickel PJSC, ADR	42,496	653,801
Severstal PJSC, GDR	62,677	857,421
Tatneft PJSC, ADR	42,055	1,646,033
Total Russia common stocks		12,836,961

South Africa—5.90%
AVI Ltd.	117,610	860,178
Bid Corp. Ltd.	75,614	1,602,047
Capitec Bank Holdings Ltd.[1]	17,785	1,014,818
FirstRand Ltd.	430,690	1,606,577
Growthpoint Properties Ltd.	550,784	1,055,923
Imperial Holdings Ltd.	72,293	914,174
Mondi Ltd.[1]	42,714	1,108,239
MTN Group Ltd.	178,114	1,686,010
Naspers Ltd., N Shares	20,098	3,817,774
Redefine Properties Ltd.	720,077	592,712
Sanlam Ltd.	218,741	1,160,344
Sappi Ltd.	150,305	1,116,849
Sasol Ltd.	3,177	97,470
Shoprite Holdings Ltd.	72,606	1,139,855
The Bidvest Group Ltd.	151,970	1,813,917
The Foschini Group Ltd.	86,743	1,036,080
The SPAR Group Ltd.[1]	68,388	922,058
Tiger Brands Ltd.	35,647	1,077,512
Woolworths Holdings Ltd.	549,033	2,978,572
Total South Africa common stocks		25,601,109

South Korea—13.92%
Amorepacific Corp.	1,120	287,407
Coway Co. Ltd.	7,322	646,683
Dongbu Insurance Co. Ltd.	15,724	939,654
Doosan Infracore Co. Ltd.*	131,517	1,091,063
Hana Financial Group, Inc.	40,827	1,406,467
Hankook Tire Co. Ltd.	28,115	1,455,289
Hyosung Corp.	9,993	1,264,603
Hyundai Heavy Industries Co. Ltd.*,2,7	10,946	1,587,213

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Hyundai Marine & Fire Insurance Co. Ltd.	27,009	871,105
Hyundai Mobis Co. Ltd.	13,088	2,553,420
Kangwon Land, Inc.	42,480	1,349,549
KB Financial Group, Inc.	32,187	1,417,145
Korea Electric Power Corp. (KEPCO)	62,841	2,504,473
KT&G Corp.	11,195	998,587
LG Chem Ltd.	3,540	852,412
LG Display Co. Ltd.	47,998	1,240,128
LG Electronics, Inc.	26,365	1,601,038
LG Uplus Corp.	85,170	1,081,559
NAVER Corp.	1,787	1,256,349
POSCO	3,978	935,157
Samsung Electronics Co. Ltd.	10,620	20,821,882
Shinhan Financial Group Co. Ltd.	167,990	7,019,883
SK Innovation Co. Ltd.	11,794	1,772,365
SK Telecom Co. Ltd.	16,240	3,418,121
Woori Bank	107,481	1,412,111
Yuhan Corp.	2,887	588,614
Total South Korea common stocks		60,372,277

Taiwan—12.14%
Asustek Computer, Inc.	298,000	2,928,541
Catcher Technology Co. Ltd.	161,000	1,654,237
Chinatrust Financial Holding Co. Ltd.	2,198,934	1,373,833
Compal Electronics, Inc.	1,403,000	939,332
Far EasTone Telecommunications Co. Ltd.	422,000	1,039,230
Formosa Chemicals & Fibre Corp.	391,000	1,202,638
Formosa Petrochemical Corp.	284,000	993,073
Formosa Plastics Corp.	419,000	1,259,597
Foxconn Technology Co. Ltd.	343,620	1,047,796
Fubon Financial Holding Co. Ltd.	248,000	388,797
HON Hai Precision Industry Co. Ltd.	1,087,256	3,560,402
Largan Precision Co. Ltd.	13,000	2,160,850
MediaTek, Inc.	305,000	2,193,663
Mega Financial Holding Co. Ltd.	2,142,118	1,721,731
Nan Ya Plastics Corp.	491,000	1,183,113
Novatek Microelectronics Corp.	318,000	1,222,631
Pegatron Corp.	334,000	984,144
POU Chen Corp.	702,000	983,047
Powertech Technology, Inc.*	336,000	1,054,629
Quanta Computer, Inc.	954,000	1,976,235

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
St Shine Optical Co. Ltd.	29,000	561,334
Taiwan Mobile Co. Ltd.	443,000	1,637,151
Taiwan Semiconductor Manufacturing Co. Ltd.	1,836,156	11,836,941
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	185,944	6,149,168
Teco Electric and Machinery Co. Ltd.	1,355,000	1,342,829
Wistron Corp.	1,310,570	1,237,985
Total Taiwan common stocks		52,632,927

Thailand—2.56%
Airports of Thailand PCL	1,032,300	1,201,216
Beauty Community PCL, NVDR	3,055,300	870,041
Charoen Pokphand Foods PCL	1,292,900	999,857
CP ALL PCL	723,400	1,275,727
Kasikornbank Public Co. Ltd., NVDR	361,900	1,935,574
Krung Thai Bank PCL, NVDR	2,014,100	1,152,911
PTT PCL, NVDR	116,300	1,307,913
Thai Oil PCL, NVDR	428,300	965,811
Thai Union Group PCL	2,254,300	1,388,164
Total Thailand common stocks		11,097,214

Turkey—3.33%
Akbank T.A.S.	557,444	1,492,502
Arcelik A.S.	128,502	857,416
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,077,822	895,163
Eregli Demir ve Celik Fabrikalari TAS	970,024	1,777,856
Koc Holding A.S.	470,066	2,210,083
Tupras-Turkiye Petrol Rafinerileri A.S.	79,913	2,013,602
Turk Telekomunikasyon A.S.	705,458	1,267,141
Turkiye Garanti Bankasi A.S.	916,878	2,475,502
Turkiye Halk Bankasi AS	433,697	1,438,351
Total Turkey common stocks		14,427,616

United Arab Emirates—0.79%
Emaar Properties PJSC	525,856	1,027,946
National Bank of Abu Dhabi PJSC	795,547	2,382,526
Total United Arab Emirates common stocks		3,410,472

United States—0.82%
MercadoLibre, Inc.[1]	7,257	1,661,200

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Yum China Holdings, Inc.*	55,945	1,908,843
Total United States common stocks		3,570,043
Total common stocks (cost—$370,841,133)		409,098,957

Preferred stocks—3.12%
Brazil—2.87%
Itau Unibanco Holding SA	474,283	5,866,432
Petroleo Brasileiro SA, ADR*	917,800	4,039,529
Suzano Papel e Celulose SA	604,000	2,551,831
Total Brazil preferred stocks		12,457,792

India—0.08%
Vedanta Ltd.	22,056,160	342,860

South Korea—0.17%
Hyundai Motor Co.	8,240	719,072
Total preferred stocks (cost—$12,250,106)		13,519,724

	Number of Rights
Right—0.00%†
Hong Kong—0.00%†
Bank of Communications Co. Ltd., Class H* (cost—$0)	4,094	0

	Number of Warrants
Warrant—0.00%†
Thailand—0.00%†
Jasmine International PCL, strike price $4.30, expires 07/05/20* (cost—$0)	1	0

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investment company—0.87%
iShares MSCI Emerging Markets Index Fund[1] (cost—$3,754,077)	94,683	3,793,001

	Face Amount ($)
Repurchase agreement—1.90%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $8,294,234 US Treasury Note, 2.000% due 08/31/21; (value—$8,408,902); proceeds: $8,244,034 (cost—$8,244,000)	8,244,000	8,244,000

	Number of Shares
Investment of cash collateral from securities loaned—0.18%
Money market fund—0.18%
State Street Institutional U.S. Government Money Market Fund (cost—$774,147)	774,147	774,147
Total investments (cost—$395,863,463)[6]—100.40%		435,429,829
Liabilities in excess of other assets—(0.40)%		(1,751,557)
Net assets—100.00%		$433,678,272

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$60,029,700
Gross unrealized depreciation	(20,463,334)
Net unrealized appreciation	$39,566,366

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	403,296,755	2,087,587	3,714,615	409,098,957
Preferred stocks	13,176,864	342,860	—	13,519,724
Right	0	—	—	0
Warrant	0	—	—	0
Investment company	3,793,001	—	—	3,793,001
Repurchase agreement	—	8,244,000	—	8,244,000
Investment of cash collateral from securities loaned	—	774,147	—	774,147
Total	420,266,620	11,448,594	3,714,615	435,429,829

At April 30, 2017, $2,087,587 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings.

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended April 30, 2017:

Common stocks ($)
Beginning balance	—
Purchases	—
Issuances	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	0
Transfers into Level 3	3,714,615
Transfers out of Level 3	—
Ending balance	3,714,615

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $0 . Transfers into Level 3 represent the value at the end of the period. At April 30, 2017, securities were transferred from Level 1 to Level 3 as the valuation is based primarily on unobservable inputs.

Portfolio footnotes

*                               Non-income producing security.

†                               Amount represents less than 0.005%

1                               Security, or portion thereof, was on loan at the period end.

2                               Illiquid investment at the period end.

3                               Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.96% of net assets as of April 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                               Security is traded on the over-the-counter (“OTC”) market.

5                               Security is traded on the Turquoise Exchange.

6                               Includes $12,795,309 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $12,533,051 and cash collateral of $774,147.

7          Security is being fair valued by a valuation committee under the direction of the board of trustees.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Common stocks
Apartments	8.29%
Diversified	18.57
Diversified operations	1.88
Health care	3.72
Hotels	4.86
Hotels & motels	3.04
Office property	11.82
Real estate management/service	7.51
Real estate operations/development	15.52
Regional malls	8.82
Retirement/aged care	0.57
Shopping centers	7.21
Storage	3.22
Warehouse/industrial	4.57
Total common stocks	99.60
Repurchase agreement	0.26
Investment of cash collateral from securities loaned	1.09
Total investments	100.95
Liabilities in excess of other assets	(0.95)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—99.60%
Australia—5.55%
Dexus Property Group	299,096	2,284,424
Vicinity Centres	955,600	2,060,793
Westfield Corp.	511,400	3,477,062
Total Australia common stocks		7,822,279

Bermuda—4.17%
Hongkong Land Holdings Ltd.	671,500	5,177,265
Kerry Properties Ltd.	189,500	708,949
Total Bermuda common stocks		5,886,214

Cayman Islands—3.57%
Cheung Kong Property Holdings Ltd.	517,028	3,709,034
Soho China Ltd.	2,429,800	1,324,490
Total Cayman Islands common stocks		5,033,524

France—2.29%
Unibail Rodamco	13,152	3,229,903

Germany—3.66%
Alstria Office REIT-AG1	230,692	3,050,694
Vonovia SE	58,448	2,115,985
Total Germany common stocks		5,166,679

Hong Kong—3.01%
Swire Properties Ltd.	475,100	1,594,182
Wharf (Holdings) Ltd.	311,056	2,657,334
Total Hong Kong common stocks		4,251,516

Japan—9.70%
Hulic Reit, Inc.	411	659,960
Leopalace21 Corp.	268,517	1,425,989
Mitsubishi Estate Co. Ltd.	287,789	5,498,906
Mitsui Fudosan Co. Ltd.	213,800	4,697,942
Nippon Accommodations Fund, Inc.	326	1,400,798
Total Japan common stocks		13,683,595

Luxembourg—1.26%
Grand City Properties SA1	93,600	1,777,646

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Singapore—3.07%
Ascendas Real Estate Investment Trust	1,212,800	2,222,215
City Developments Ltd.	273,300	2,110,659
Total Singapore common stocks		4,332,874

United Kingdom—13.65%
Derwent London PLC	81,800	3,119,088
Great Portland Estates PLC	394,757	3,538,120
Hammerson PLC	525,585	3,999,332
Intu Properties PLC[1]	394,700	1,409,420
Land Securities Group PLC	398,600	5,709,906
The UNITE Group PLC	175,000	1,466,489
Total United Kingdom common stocks		19,242,355

United States—49.67%
American Campus Communities, Inc.	56,000	2,653,840
American Homes 4 Rent, Class A	129,100	2,975,755
AvalonBay Communities, Inc.	20,910	3,969,554
Brixmor Property Group, Inc.	131,700	2,601,075
Brookdale Senior Living, Inc.*	62,300	809,277
CBL & Associates Properties, Inc.[1]	265,888	2,459,464
Essex Property Trust, Inc.	15,000	3,667,050
Federal Realty Investment Trust	15,500	2,028,795
Gramercy Property Trust[1]	99,800	2,773,442
Hersha Hospitality Trust	71,800	1,323,992
Hudson Pacific Properties, Inc.	90,500	3,109,580
Kilroy Realty Corp.	53,400	3,766,302
Life Storage, Inc.	24,800	1,944,072
Medical Properties Trust, Inc.	121,300	1,585,391
MGM Growth Properties LLC, Class A	66,000	1,888,920
OMEGA Healthcare Investors, Inc.	47,098	1,554,234
Park Hotels & Resorts, Inc.	141,922	3,643,138
Pebblebrook Hotel Trust[1]	73,300	2,181,408
Prologis, Inc.	90,600	4,929,546
Public Storage	12,400	2,596,312
QTS Realty Trust, Inc., Class A	28,400	1,517,696
Simon Property Group, Inc.	60,391	9,980,217
SL Green Realty Corp.	24,200	2,539,306
STAG Industrial, Inc.	54,400	1,433,984

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Welltower, Inc.	29,500	2,107,480
Total United States common stocks		70,039,830
Total common stocks (cost—$140,781,840)		140,466,415

	Face Amount ($)
Repurchase agreement—0.26%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $366,218 US Treasury Note, 2.000% due 08/31/21; (value—$371,281); proceeds: $364,002 (cost—$364,000)	364,000	364,000

	Number of Shares
Investment of cash collateral from securities loaned—1.09%
Money market fund—1.09%
State Street Institutional U.S. Government Money Market Fund (cost—$1,533,078)	1,533,078	1,533,078
Total investments (cost—$142,678,918)[2]—100.95%		142,363,493
Liabilities in excess of other assets—(0.95)%		(1,342,892)
Net assets—100.00%		$141,020,601

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,948,072
Gross unrealized depreciation	(7,263,497)
Net unrealized depreciation	$(315,425)

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a  Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	140,466,415	—	—	140,466,415
Repurchase agreement	—	364,000	—	364,000
Investment of cash collateral from securities loaned	—	1,533,078	—	1,533,078
Total	140,466,415	1,897,078	—	142,363,493

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2

Includes $6,661,392 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $5,611,069 and cash collateral of $1,533,078.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Common stocks
Aerospace & defense	0.66%
Air freight & logistics	0.53
Airlines	0.16
Auto components	0.12
Banks	4.69
Beverages	0.44
Biotechnology	1.02
Building products	0.43
Capital markets	0.78
Chemicals	1.39
Commercial services & supplies	0.39
Communications equipment	0.29
Construction & engineering	0.30
Construction materials	0.08
Consumer finance	0.03
Containers & packaging	0.06
Distributors	0.09
Diversified financial services	0.27
Diversified telecommunication services	0.56
Electric utilities	0.36
Electrical equipment	0.09
Electronic equipment, instruments & components	0.02
Energy equipment & services	0.49
Equity real estate investment trusts	1.15
Food & staples retailing	0.70
Food products	0.78
Gas utilities	0.05
Health care equipment & supplies	1.80
Health care providers & services	1.61
Hotels, restaurants & leisure	0.90
Household durables	0.48
Independent power and renewable electricity producers	0.09
Industrial conglomerates	0.02
Insurance	0.43
Internet & Direct Marketing Retail	0.13
Internet software & services	0.57
IT services	0.72
Leisure products	0.06
Machinery	0.20

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Common stocks—(concluded)
Marine	0.04%
Media	0.60
Metals & mining	1.20
Mortgage Real estate investment trust	0.46
Multiline retail	0.12
Oil, gas & consumable fuels	2.12
Paper & forest products	0.60
Personal products	0.05
Pharmaceuticals	2.40
Real estate management & development	0.75
Road & rail	0.66
Semiconductors & semiconductor equipment	1.41
Software	1.46
Specialty retail	0.76
Technology hardware, storage & peripherals	2.11
Textiles, apparel & luxury goods	0.24
Thrifts & mortgage finance	0.08
Tobacco	0.11
Trading companies & distributors	0.40
Wireless telecommunication services	1.03
Total common stocks	39.54

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Preferred stock	0.01%
Warrant	0.00	†
US government obligations	6.88
Corporate notes
Agriculture	0.05
Auto manufacturers	0.09
Banking-non-US	0.01
Banks	0.62
Beverages	0.08
Commercial services	0.08
Diversified financial services	0.19
Electric	0.03
Electric utilities	0.05
Engineering & construction	0.02
Environmental	0.02
Financial services	0.02
Gas	0.03
Healthcare-services	0.04
Holding companies-divers	0.03
Insurance	0.10
International government obligations	2.13
Investment company	0.02
Media	0.02
Mining	0.03
Oil & gas	0.15
Pharmaceuticals	0.03
Pipelines	0.07
Real estate	0.09
REITS	0.05
Savings & loans	0.07
Sovereign	0.02
Telecommunications	0.09
Water	0.04
Total corporate notes	4.27

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Non-US government obligations	2.02%
Time deposits	6.66
Short-term US government obligations	13.94
Investment companies	10.01
Repurchase agreement	19.80
Options purchased
Call options	0.42
Put options	0.21
Total options purchased	0.63
Swaptions purchased
Call swaptions	0.08
Put swaptions	0.33
Total swaptions purchased	0.41
Foreign exchange options purchased
Call options	0.33
Put options	0.10
Total foreign exchange options purchased	0.43

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Investments sold short
Common stocks
Aerospace & defense	(0.15)%
Airlines	(0.10)
Auto components	(0.02)
Automobiles	(0.25)
Banks	(0.60)
Beverages	(0.06)
Biotechnology	(0.12)
Building products	(0.06)
Capital markets	(0.54)
Chemicals	(0.08)
Commercial services & supplies	(0.20)
Communications equipment	(0.20)
Construction & engineering	(0.01)
Consumer finance	(0.01)
Diversified financial services	(0.22)
Diversified telecommunication services	(0.44)
Electric utilities	(0.12)
Electrical equipment	(0.04)
Energy equipment & services	(0.86)
Equity real estate investment trusts	(0.42)
Food & staples retailing	(0.20)
Food products	(0.07)
Health care providers & services	(0.04)
Hotels, restaurants & leisure	(0.35)
Household durables	(0.11)
Household products	(0.03)
Independent power and renewable electricity producers	(0.03)
Industrial conglomerates	(0.02)
Insurance	(0.47)
IT services	(0.19)
Leisure products	(0.09)
Machinery	(0.06)
Media	(0.17)
Metals & mining	(0.16)
Multi-utilities	(0.07)
Multiline retail	(0.32)
Oil, gas & consumable fuels	(0.85)
Paper & forest products	(0.23)
Pharmaceuticals	(0.06)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2017

Investments sold short—(concluded)
Common stocks—(concluded)
Professional services	(0.01)%
Real estate management & development	(0.16)
Road & rail	(0.18)
Software	(0.01)
Specialty retail	(0.22)
Textiles, apparel & luxury goods	(0.10)
Thrifts & mortgage finance	(0.04)
Trading companies & distributors	(0.02)
Total common stocks	(8.76)
Investment companies	(4.38)
Total investments sold short	(13.14)
Other assets in excess of liabilities	8.54
Net assets	100.00%

† Weighting represents less than 0.005% of the Portfolio’s net assets as of April 30, 2017.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—39.54%
Australia—0.70%
Challenger Ltd.	54,881	543,274
Flight Centre Travel Group Ltd.	4,771	112,356
Fortescue Metals Group Ltd.	339,249	1,348,898
Rio Tinto Ltd.	39,829	1,802,560
South32 Ltd.	455,446	948,086
Total Australia common stocks		4,755,174

Bermuda—0.48%
Kerry Properties Ltd.	186,000	695,855
Marvell Technology Group Ltd.	3,315	49,791
Nabors Industries Ltd.	56,372	582,886
NWS Holdings Ltd.	62,000	116,534
VEON Ltd., ADR	384,339	1,587,320
Yue Yuen Industrial Holdings Ltd.	54,000	213,477
Total Bermuda common stocks		3,245,863

Canada—4.77%
Agnico Eagle Mines Ltd.	6,160	294,633
Air Canada*,1	30,768	292,793
Algonquin Power & Utilities Corp.[1]	17,890	169,457
Alimentation Couche Tard, Inc., Class B1	29,899	1,375,085
AutoCanada, Inc.[1]	12,239	210,521
Birchcliff Energy Ltd.[1]	21,974	112,844
Black Diamond Group Ltd.[1]	68,500	194,202
Bombardier, Inc., Class B*,1	59,800	92,435
Canadian Imperial Bank of Commerce	32,900	2,657,210
Canadian Natural Resources Ltd.[1]	14,910	475,182
Canadian Pacific Railway Ltd.[1]	4,532	694,529
Canfor Corp.*,1	47,580	714,545
CanWel Building Materials Group Ltd.[1]	102,246	443,424
Cargojet, Inc.[1]	9,106	288,513
Cascades, Inc.[1]	34,810	419,235
CGI Group, Inc., Class A*,1	8,683	419,128
Chorus Aviation, Inc.[1]	58,866	319,978
Cott Corp.[1]	127,806	1,683,205
Crescent Point Energy Corp.[1]	9,070	89,767
Crew Energy, Inc.*,1	27,649	83,248
Crombie Real Estate Investment Trust[1]	83,500	886,964
Detour Gold Corp.*,1	13,560	171,356
ECN Capital Corp.[1]	61,290	167,026
Element Fleet Management Corp.	61,113	536,790
Enbridge, Inc.[1]	11,875	492,219

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Canada—(continued)
Encana Corp.[1]	22,402	239,701
Encana Corp.	4,400	47,093
Freshii, Inc.*,1	46,700	424,219
H&R Real Estate Investment Trust	25,800	437,733
Hardwoods Distribution, Inc.[1]	42,940	520,923
InPlay Oil Corp.*,1	105,000	152,302
Interfor Corp.*,1	156,127	2,305,791
International Petroleum Corp.*,2	4,454	16,192
Keyera Corp.[1]	14,604	404,190
Knight Therapeutics, Inc.*,1	27,342	212,519
Linamar Corp.[1]	6,282	267,102
Loblaw Cos. Ltd.[1]	15,440	866,531
MacDonald Dettwiler & Associates Ltd.[1]	8,800	434,504
Major Drilling Group International, Inc.*,1	25,266	140,115
Nanotech Security Corp.*,1,2	74,785	63,003
National Bank of Canada	41,700	1,620,589
New Flyer Industries, Inc.[1]	17,120	637,744
New Gold, Inc.*	73,200	207,888
Northland Power, Inc.[1]	8,951	158,227
Open Text Corp.[1]	16,752	580,959
Parex Resources, Inc.*,1	595	7,388
Parkland Fuel Corp.[1]	32,908	715,994
Parkland Fuel Corp.*,1	4,507	99,183
Parkland Fuel Corp.*,2	24,600	513,824
Pembina Pipeline Corp.[1]	6,100	194,468
Polaris Infrastructure, Inc.[1]	15,914	159,950
Precision Drilling Corp.*	83,692	332,916
Raging River Exploration, Inc.*,1	29,600	172,823
Restaurant Brands International, Inc.[1]	7,658	430,150
Secure Energy Services, Inc.[1]	54,179	352,845
Shopify, Inc., Class A*,1	3,100	235,445
SNC-Lavalin Group, Inc.[1]	29,758	1,196,816
SNC-Lavalin Group, Inc.*,1	11,000	436,438
Superior Plus Corp.[1]	32,592	312,060
Teck Resources Ltd., Class B	6,900	143,151
Telus Corp.[1]	7,450	247,936
Tidewater Midstream and Infrastructure Ltd.[1]	244,097	239,618
TransAlta Corp.[1]	23,874	122,251
Tree Island Steel Ltd.[1]	128,544	414,339
Trevali Mining Corp.*,1	220,192	193,568
Tricon Capital Group, Inc.[1]	60,560	476,152

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Uni-Select, Inc.[1]	23,224	615,371
Waste Connections, Inc.[1]	9,211	847,596
West Fraser Timber Co. Ltd.[1]	1,500	67,404
Western Forest Products, Inc.[1]	294,510	463,863
Whitecap Resources, Inc.[1]	17,700	125,257
Yamana Gold, Inc.	122,700	329,885
Total Canada common stocks		32,468,305

Cayman Islands—0.24%
Anta Sports Products Ltd.	119,913	336,845
Baidu, Inc., ADR*	1,636	294,856
Ctrip.com International Ltd., ADR*	12,762	644,609
WH Group Ltd.[3]	429,000	383,314
Total Cayman Islands common stocks		1,659,624

Curacao—0.10%
Schlumberger Ltd.	9,558	693,815

Denmark—0.41%
AP Moeller - Maersk A/S, Class B	149	257,707
Danske Bank A/S	16,239	589,796
ISS A/S	4,969	206,088
Novo Nordisk A/S, Class B	27,175	1,057,430
Pandora A/S	6,258	676,367
Total Denmark common stocks		2,787,388

France—0.28%
Orpea	6,685	682,757
Thales SA	4,299	451,994
Total SA	14,852	763,129
Total France common stocks		1,897,880

Germany—0.28%
Covestro AG3	3,145	245,154
Deutsche Telekom AG	38,818	680,779
E.ON SE	86,100	671,246
Scout24 AG*,3	9,187	315,233
Total Germany common stocks		1,912,412

Hong Kong—0.50%
Hang Lung Group Ltd.	22,000	91,780
New World Development Co. Ltd.	903,000	1,124,926

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
The Wharf Holdings Ltd.	162,000	1,383,957
Wheelock & Co. Ltd.	106,000	826,512
Total Hong Kong common stocks		3,427,175

Ireland—0.68%
Allegion PLC[1]	11,398	896,339
CRH PLC	8,500	309,947
Glanbia PLC	27,654	539,813
Mallinckrodt PLC*	15,895	745,793
Medtronic PLC	4,287	356,207
Ryanair Holdings PLC, ADR*	5,057	464,890
Seagate Technology PLC[1]	31,147	1,312,223
Total Ireland common stocks		4,625,212

Italy—0.27%
Eni SpA	49,780	773,796
Intesa Sanpaolo SpA	142,677	390,099
Telecom Italia SpA	924,187	659,903
Total Italy common stocks		1,823,798

Japan—2.53%
Alfresa Holdings Corp.	6,300	113,652
Asahi Glass Co. Ltd.	41,000	355,290
Asahi Group Holdings Ltd.	11,726	442,322
Astellas Pharma, Inc.	6,500	85,598
Brother Industries Ltd.	18,400	378,151
Chuo Mitsui Trust Holdings, Inc.	5,200	178,052
Dainippon Pharmaceutical Co. Ltd.	34,300	562,462
DeNa Co. Ltd.	52,500	1,124,176
Fukuoka Financial Group, Inc.	38,000	173,169
JXTG Holdings, Inc.	354,450	1,599,675
KDDI Corp.	86,500	2,293,346
Komatsu Ltd.	13,487	359,573
Konami Holdings Corp.	3,600	149,684
Konica Minolta, Inc.	8,200	72,456
Marubeni Corp.	47,800	294,325
Mitsubishi Gas Chemical Co., Inc.	6,000	128,208
Mitsubishi Tanabe Pharma Corp.	23,200	470,764
Mitsui Fudosan Co. Ltd.	22,093	485,461
MS&AD Insurance Group Holdings, Inc.	400	13,033
Nippon Express Co. Ltd.	51,000	279,991
Nippon Telephone & Telegraph Corp.	9,100	389,306

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
NTT DOCOMO, Inc.	128,500	3,098,524
Oracle Corp. Japan	1,600	92,146
Resona Holdings, Inc.	42,200	234,632
Resorttrust, Inc.	10,732	184,651
Seiko Epson Corp.	43,500	889,706
Shionogi & Co. Ltd.	10,883	559,697
Start Today Co. Ltd.	12,100	258,336
Suzuken Co. Ltd.	6,500	214,869
Tokyo Electron Ltd.	11,300	1,314,236
Yamaha Corp.	14,736	408,470
Total Japan common stocks		17,203,961

Jersey—0.15%
Glencore PLC*	80,566	316,856
Shire PLC	11,814	694,228
Total Jersey common stocks		1,011,084

Luxembourg—0.06%
ArcelorMittal*	47,756	376,785

Netherlands—0.94%
ABN AMRO Group N.V.[3]	34,590	908,061
Airbus SE	32,994	2,667,852
Akzo Nobel N.V.	23,279	2,035,725
ASML Holding N.V.	4,116	544,080
Philips Lighting N.V.*,3	7,550	255,444
Total Netherlands common stocks		6,411,162

Norway—0.28%
Marine Harvest ASA*	114,923	1,911,368

Portugal—0.13%
Banco Comercial Portugues SA*	1,655,655	369,358
Galp Energia, SGPS SA	35,190	547,004
Total Portugal common stocks		916,362

Singapore—0.10%
Broadcom Ltd.	3,175	701,072

South Korea—0.17%
KT Corp., ADR	31,992	530,747

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Samsung Electronics Co. Ltd.	317	621,520
Total South Korea common stocks		1,152,267

Spain—0.17%
Cellnex Telecom SA3	61,634	1,089,313
Repsol SA	3,256	51,552
Total Spain common stocks		1,140,865

Sweden—0.30%
Getinge AB, B Shares	13,543	264,674
Lundin Petroleum AB*	13,364	255,140
Nordea Bank AB	41,278	507,977
Securitas AB, Class B	33,465	553,134
Swedbank AB, A Shares	19,538	463,011
Total Sweden common stocks		2,043,936

Switzerland—0.13%
Nestle SA	8,708	670,822
Roche Holding AG	857	224,198
Total Switzerland common stocks		895,020

United Kingdom—0.83%
Babcock International Group PLC	28,763	334,912
BP PLC	131,718	754,909
Carnival PLC	5,222	322,350
GlaxoSmithKline PLC	79,038	1,586,734
OM Asset Management PLC	45,187	703,110
Prudential PLC	23,420	520,524
Royal Dutch Shell PLC, A Shares	29,398	764,715
Tate & Lyle PLC	26,931	263,875
Tullow Oil PLC*	126,843	344,838
Unilever PLC	1,174	60,397
Total United Kingdom common stocks		5,656,364

United States—24.98%
AbbVie, Inc.[1]	35,887	2,366,389
Activision Blizzard, Inc.	9,343	488,172
Acuity Brands, Inc.	2,040	359,244
Advance Auto Parts, Inc.	1,991	283,001
Advanced Disposal Services, Inc.*,1	7,370	175,259
Aetna, Inc.	3,798	512,996
Affiliated Managers Group, Inc.[1]	13,628	2,256,661

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
AGNC Investment Corp.[1]	149,204	3,143,728
Align Technology, Inc.*	3,447	464,035
Alphabet, Inc., Class A*	148	136,829
Alphabet, Inc., Class C*	958	867,910
Altria Group, Inc.	10,165	729,644
American International Group, Inc.	6,476	394,453
American Tower Corp.	7,831	986,236
Amgen, Inc.[1]	15,049	2,457,803
Annaly Capital Management, Inc.[1]	257,196	3,037,485
Apple, Inc.	9,047	1,299,602
Applied Materials, Inc.[1]	46,436	1,885,766
Archer-Daniels-Midland Co.[1]	12,755	583,541
Arrow Electronics, Inc.*	1,901	134,021
Bank of America Corp.[1]	222,797	5,200,082
Bank of the Ozarks, Inc.	7,197	341,642
BankUnited, Inc.[1]	15,900	561,111
Baxter International, Inc.[1]	32,207	1,793,286
BB&T Corp.	17,435	752,843
Beacon Roofing Supply, Inc.*,1	10,303	510,720
Becton, Dickinson and Co.[1]	18,165	3,396,310
Berkshire Hathaway, Inc., Class B*	981	162,071
Best Buy Co., Inc.[1]	26,585	1,377,369
Biogen, Inc.*,1	5,414	1,468,331
Blackhawk Network Holdings, Inc.*	5,801	234,650
BMC Stock Holdings, Inc.*,1	41,471	966,274
Boston Scientific Corp.*	35,564	938,178
Builders FirstSource, Inc.*,1	17,614	282,000
C.R. Bard, Inc.	11,432	3,515,111
CA, Inc.[1]	30,369	997,014
Cardinal Health, Inc.[1]	20,709	1,503,266
CarMax, Inc.*,1	14,412	843,102
Carrols Restaurant Group, Inc.*,1	31,162	436,268
Cavium, Inc.*	5,315	365,938
Celgene Corp.*	949	117,723
Centene Corp.*	9,980	742,512
Chevron Corp.	6,860	731,962
Cimarex Energy Co.[1]	3,690	430,549
Citigroup, Inc.	30,181	1,784,301
Citizens Financial Group, Inc.	13,126	481,855
Cognizant Technology Solutions Corp., Class A*,1	31,952	1,924,469
Colony NorthStar, Inc., Class A	77,381	1,011,370

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
Comcast Corp., Class A	19,988	783,330
Comerica, Inc.	3,350	236,845
Concho Resources, Inc.*	1,554	196,830
ConocoPhillips	10,371	496,875
Constellation Brands, Inc., Class A1	4,906	846,481
Convergys Corp.	10,959	246,687
CSRA, Inc.	20,913	608,150
CSX Corp.[1]	34,333	1,745,490
CVS Health Corp.[1]	19,917	1,641,957
D.R. Horton, Inc.[1]	31,596	1,039,192
Darden Restaurants, Inc.[1]	21,326	1,816,762
Devon Energy Corp.	6,799	268,493
Dick’s Sporting Goods, Inc.	9,477	479,062
DISH Network Corp., Class A*,1	11,691	753,368
Dollar Tree, Inc.*	9,821	812,884
Dunkin’ Brands Group, Inc.[1]	12,567	701,993
E*TRADE Financial Corp.*,1	30,535	1,054,984
Electronic Arts, Inc.*	3,916	371,315
Equinix, Inc.	1,485	620,284
Exelon Corp.[1]	51,123	1,770,389
Express Scripts Holding Co.*,1	24,989	1,532,825
Exxon Mobil Corp.	9,247	755,018
Facebook, Inc., Class A*	5,974	897,593
FedEx Corp.[1]	17,662	3,350,481
Fifth Third Bancorp	17,545	428,624
First Republic Bank	5,278	488,004
FleetCor Technologies, Inc.*	4,261	601,398
Fortune Brands Home & Security, Inc.	10,825	689,985
Frontier Communications Corp.[1]	96,792	181,969
Gilead Sciences, Inc.[1]	25,741	1,764,546
Granite Construction, Inc.[1]	7,640	402,704
Halliburton Co.	21,764	998,532
Hanesbrands, Inc.	18,735	408,610
Hess Corp.	8,597	419,792
HP, Inc.	74,679	1,405,459
Humana, Inc.	1,861	413,105
Huntington Bancshares, Inc.	24,722	317,925
IDEXX Laboratories, Inc.*,1	8,914	1,495,145
Intel Corp.[1]	18,142	655,833
Intercontinental Exchange, Inc.	8,463	509,473
Johnson & Johnson[1]	26,110	3,223,802

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
JPMorgan Chase & Co.[1]	53,080	4,617,960
Juniper Networks, Inc.[1]	42,627	1,281,794
KAR Auction Services, Inc.	7,789	339,756
KeyCorp	24,541	447,628
KLA-Tencor Corp.[1]	16,895	1,659,427
Lennar Corp., Class A1	13,660	689,830
Louisiana-Pacific Corp.*,1	19,780	509,137
M&T Bank Corp.	2,784	432,661
Martin Marietta Materials, Inc.	1,106	243,530
MasterCard, Inc., Class A1	7,301	849,252
Maxim Integrated Products, Inc.[1]	27,087	1,195,891
McDonald’s Corp.[1]	10,967	1,534,612
Merck & Co., Inc.[1]	50,881	3,171,413
Micron Technology, Inc.*	45,486	1,258,598
Mueller Water Products, Inc., Class A1	32,547	366,154
Navient Corp.[1]	15,054	228,821
NetApp, Inc.[1]	110,645	4,409,203
Newell Brands, Inc.	14,919	712,233
Norfolk Southern Corp.[1]	4,072	478,419
Nuance Communications, Inc.*,1	90,029	1,610,619
Nucor Corp.[1]	23,889	1,465,112
Occidental Petroleum Corp.	11,479	706,418
Oracle Corp.[1]	17,958	807,392
Owens Corning[1]	4,710	286,603
Palo Alto Networks, Inc.*	6,408	694,691
Parsley Energy, Inc., Class A*	7,681	228,817
People’s United Financial, Inc.	6,309	110,218
Pfizer, Inc.[1]	67,424	2,287,022
Planet Fitness, Inc., Class A	7,770	161,616
Potlatch Corp.[1]	19,500	878,475
PPG Industries, Inc.[1]	6,352	697,704
Prudential Financial, Inc.[1]	13,641	1,459,996
PTC, Inc.*,1	24,171	1,306,443
Raytheon Co.[1]	5,207	808,178
Regions Financial Corp.	49,762	684,227
Salesforce.com, Inc.*	3,918	337,418
Signature Bank*,1	8,135	1,126,291
SM Energy Co.[1]	5,987	135,246
State Street Corp.[1]	773	64,855
SunTrust Banks, Inc.	11,797	670,188
Synopsys, Inc.*	1,487	109,592

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
United States—(continued)
The Charles Schwab Corp.	18,699	726,456
The Estee Lauder Cos., Inc., Class A	3,605	314,140
The Hartford Financial Services Group, Inc.	4,868	235,416
The Home Depot, Inc.[1]	9,656	1,507,302
The Kraft Heinz Co.	8,822	797,421
The PNC Financial Services Group, Inc.[1]	17,493	2,094,787
The Sherwin-Williams Co.[1]	18,517	6,197,270
Time Warner, Inc.[1]	23,847	2,367,292
TJX Cos., Inc.[1]	5,600	440,384
Torchmark Corp.	3,821	293,109
TRI Pointe Group, Inc.*,1	68,160	848,592
Tyson Foods, Inc., Class A1	2,786	179,028
Union Pacific Corp.[1]	11,407	1,277,128
United Therapeutics Corp.*	1,946	244,612
UnitedHealth Group, Inc.[1]	22,428	3,922,209
Universal Forest Products, Inc.[1]	4,450	424,040
Universal Health Services, Inc., Class B1	10,794	1,303,483
US Bancorp	21,549	1,105,033
Valvoline, Inc.	6,501	144,647
Verint Systems, Inc.*,1	22,507	884,525
Visteon Corp.*	5,502	566,431
VMware, Inc., Class A*,1	23,584	2,219,726
Voya Financial, Inc.[1]	10,739	401,424
Wal-Mart Stores, Inc.[1]	12,052	906,069
Wells Fargo & Co.	35,550	1,914,012
Western Alliance Bancorp*	7,421	355,466
Western Digital Corp.[1]	25,669	2,286,338
World Wrestling Entertainment, Inc., Class A	7,605	162,975
Xerox Corp.[1]	237,208	1,705,526

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zions Bancorp.	5,382	215,441
Total United States common stocks		169,968,998

Venezuela—0.06%
TechnipFMC PLC*	13,063	393,588
Total common stocks (cost—$246,399,074)		269,079,478

Preferred stock—0.01%
Germany—0.01%
Schaeffler AG (cost—$50,690)	3,147	54,214

Number of Warrants
Warrant—0.00%†
Canada—0.00%†
Delphi Energy Corp. expiring 07/15/21*,1 (cost—$3,819)	9,900	4,714

	Number of Shares
Investment companies—10.01%
AQR Style Premia Alternative Fund	2,586,420	25,838,338
ASG Managed Futures Strategy Fund	708,716	6,952,504
Boyd Group Income Fund[1]	3,790	245,050
iShares MSCI Emerging Markets Small-Cap ETF	83,831	3,906,525
Scout Unconstrained Bond Fund	2,265,345	26,685,768
SPDR S&P Emerging Markets SmallCap ETF	88,983	4,108,345
VanEck Vectors Junior Gold Miners ETF[1]	12,119	390,595
Total investment companies (cost—$67,309,324)		68,127,125

	Face Amount
US government obligations—6.88%
US Treasury Inflation Index Bonds (TIPS)
0.625%, due 02/15/43[1]	USD	1,409,055	1,318,953
0.750%, due 02/15/42[1]	USD	1,418,595	1,373,345

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
US government obligations—(concluded)
0.750%, due 02/15/45[1]	USD	1,939,463	1,858,121
0.875%, due 02/15/47	USD	246,814	244,754
1.000%, due 02/15/46[1]	USD	1,302,463	1,330,630
1.375%, due 02/15/44[1]	USD	1,418,241	1,573,610
1.750%, due 01/15/28[1]	USD	895,264	1,017,349
2.125%, due 02/15/40[1]	USD	10,880,590	13,788,830
2.125%, due 02/15/41[1]	USD	1,055,544	1,345,053
2.500%, due 01/15/29	USD	656,876	807,013
3.375%, due 04/15/32	USD	355,692	502,467
3.625%, due 04/15/28	USD	1,454,777	1,941,225
3.875%, due 04/15/29	USD	1,662,445	2,308,549
US Treasury Inflation Index Note (TIPS)
0.625%, due 01/15/26	USD	17,016,826	17,413,182
Total US government obligations (cost—$47,071,466)			46,823,081

Corporate notes—4.27%
Australia—0.08%
APT Pipelines Ltd.
2.000%, due 03/22/27[4]	EUR	100,000	110,762
National Australia Bank Ltd.
2.000%, due 11/12/24[4,5]	EUR	100,000	112,145
Santos Finance Ltd.
8.250%, due 09/22/70[5]	EUR	50,000	55,825
Scentre Group Trust 2
3.250%, due 09/11/23[4]	EUR	200,000	249,460
Total Australia corporate notes			528,192

Austria—0.02%
UniCredit Bank Austria AG
2.500%, due 05/27/19[4]	EUR	100,000	113,932

Belgium—0.08%
Anheuser-Busch InBev SA
1.500%, due 03/17/25[4]	EUR	100,000	113,976
2.000%, due 03/17/28[4]	EUR	395,000	456,541
Total Belgium corporate notes			570,517

Canada—0.51%
Chemtrade Logistics Income Fund
5.750%, due 12/31/18[1]	CAD	165,443	121,199
Delphi Energy Corp.
10.000%, due 07/15/21[1,3,4]	CAD	610,000	455,808
Element Fleet Management Corp.
5.125%, due 06/30/19[1,3]	CAD	1,359,318	1,080,444
Extendicare, Inc.
6.000%, due 09/30/19[1]	CAD	396,000	300,978

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Corporate notes—(continued)
Canada—(concluded)
Great-West Lifeco, Inc.
2.500%, due 04/18/23[4]	EUR	150,000	179,008
Just Energy Group, Inc.
6.750%, due 12/31/21[1]	CAD	284,000	221,574
Liquor Stores NA Ltd.
4.700%, due 01/31/22[1]	CAD	480,300	364,170
Source Energy Services Canada LP/Source Energy Services Canada Holdings Ltd.
10.500%, due 12/15/21[1,3]	CAD	349,000	288,905
Tricon Capital Group, Inc.
5.750%, due 03/31/22[3]	USD	441,000	460,018
Total Canada corporate notes			3,472,104

Cayman Islands—0.04%
Hutchison Whampoa Finance 14 Ltd.
1.375%, due 10/31/21[4]	EUR	100,000	112,625
IPIC GMTN Ltd.
5.875%, due 03/14/21[4]	EUR	100,000	131,261
Total Cayman Islands corporate notes			243,886

Denmark—0.01%
DONG Energy A/S
6.250%, due 06/26/3013[4,5]	EUR	54,000	68,944

France—0.26%
APRR SA
1.125%, due 01/15/21[4]	EUR	100,000	112,155
BNP Paribas SA
2.875%, due 09/26/23	EUR	42,000	51,797
BPCE SA
1.125%, due 12/14/22[4]	EUR	100,000	112,099
Credit Logement SA
0.820%, due 06/16/17[4,5,6]	EUR	100,000	90,684
Electricite de France SA
4.130%, due 01/22/22[4,5,6]	EUR	100,000	112,331
Holding d’Infrastructures de Transport SAS
2.250%, due 03/24/25[4]	EUR	100,000	117,497
Infra Foch SAS
1.250%, due 10/16/20[4]	EUR	100,000	112,172
Lagardere SCA
4.125%, due 10/31/17[4]	EUR	100,000	111,056

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Corporate notes—(continued)
France—(concluded)
Orange SA
5.250%, due 02/07/24[4,5,6]	EUR	100,000	123,339
Societe Fonciere Lyonnaise SA
1.875%, due 11/26/21[4]	EUR	100,000	114,237
Societe Generale SA
9.375%, due 09/04/19[4,5,6]	EUR	50,000	64,378
Transport et Infrastructures Gaz France SA
2.200%, due 08/05/25[4]	EUR	200,000	233,796
4.339%, due 07/07/21[4]	EUR	100,000	125,690
Veolia Environnement SA
1.590%, due 01/10/28[4]	EUR	100,000	111,461
4.625%, due 03/30/27[4]	EUR	100,000	143,345
Total France corporate notes			1,736,037

Germany—0.04%
Aareal Bank AG
4.250%, due 03/18/26[5]	EUR	35,000	42,006
Commerzbank AG
7.750%, due 03/16/21	EUR	100,000	133,550
Deutsche Bank AG
5.000%, due 06/24/20[4]	EUR	50,000	60,126
Muenchener Rueckversicherungs AG
5.767%, due 06/12/17[4,5,6]	EUR	50,000	54,764
Total Germany corporate notes			290,446

Ireland—0.10%
ESB Finance Ltd.
3.494%, due 01/12/24[4]	EUR	150,000	191,128
FCA Bank SpA
2.000%, due 10/23/19[4]	EUR	100,000	112,982
4.000%, due 10/17/18[4]	EUR	100,000	115,074
GE Capital European Funding Unlimited Co.
2.625%, due 03/15/23[4]	EUR	100,000	122,524
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[4]	EUR	100,000	125,073
Total Ireland corporate notes			666,781

Italy—0.08%
Intesa Sanpaolo SpA
1.125%, due 03/04/22[4]	EUR	100,000	109,152
4.375%, due 10/15/19[4]	EUR	200,000	239,255
UniCredit SpA
3.625%, due 01/24/19[4]	EUR	100,000	115,553

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Corporate notes—(continued)
Italy—(concluded)
5.650%, due 08/24/18	EUR	70,000	81,726
Total Italy corporate notes			545,686

Japan—0.61%
Sumitomo Mitsui Banking Corp.
0.980%, due 05/31/17	USD	2,500,000	2,500,000
1.000%, due 05/18/17	USD	1,500,000	1,500,000
1.000%, due 01/19/22[4]	EUR	150,000	167,055
Total Japan corporate notes			4,167,055

Luxembourg—0.03%
Glencore Finance Europe SA
3.375%, due 09/30/20[4]	EUR	100,000	119,240
4.625%, due 04/03/18[4,7]	EUR	100,000	113,451
Total Luxembourg corporate notes			232,691

Mexico—0.04%
America Movil SAB de CV
4.750%, due 06/28/22	EUR	100,000	130,333
Petroleos Mexicanos
3.125%, due 11/27/20[4]	EUR	100,000	114,404
Total Mexico corporate notes			244,737

Netherlands—0.14%
BMW Finance N.V.
2.625%, due 01/17/24[4]	EUR	100,000	123,526
Cooperatieve Rabobank UA
2.500%, due 05/26/26[4,5]	EUR	300,000	344,359
Deutsche Annington Finance BV
4.000%, due 12/17/21[4,5,6]	EUR	100,000	115,985
JAB Holdings BV
2.125%, due 09/16/22[4]	EUR	100,000	115,737
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[4]	EUR	100,000	104,252
Volkswagen International Finance N.V.
3.250%, due 01/21/19[4]	EUR	35,000	40,237
3.500%, due 03/20/30[4,5,6]	EUR	105,000	109,536
Total Netherlands corporate notes			953,632

Norway—0.05%
DNB Bank ASA
3.000%, due 09/26/23[4,5]	EUR	200,000	226,123

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Corporate notes—(continued)
Norway—(concluded)
Statkraft AS
2.500%, due 11/28/22[4]	EUR	100,000	120,701
Total Norway corporate notes			346,824

Spain—0.02%
Ferrovial Emisiones SA
3.375%, due 01/30/18[4]	EUR	100,000	111,708

Sweden—0.02%
Nordea Bank AB
1.000%, due 02/22/23[4]	EUR	150,000	168,237

Switzerland—0.02%
Credit Suisse AG
1.125%, due 09/15/20[4]	EUR	150,000	168,422

United Arab Emirates—0.02%
Emirates Telecommunications Group Co. PJSC
2.750%, due 06/18/26[4]	EUR	100,000	120,899

United Kingdom—0.30%
Aviva PLC
3.375%, due 12/04/45[4,5]	EUR	200,000	222,982
Babcock International Group PLC
1.750%, due 10/06/22[4]	EUR	100,000	113,013
Barclays Bank PLC
6.000%, due 01/14/21[4]	EUR	50,000	63,932
BP Capital Markets PLC
1.573%, due 02/16/27[4]	EUR	100,000	112,141
Brambles Finance PLC
4.625%, due 04/20/18[4]	EUR	100,000	113,851
Coventry Building Society
2.500%, due 11/18/20[4]	EUR	100,000	116,625
FCE Bank PLC
1.875%, due 06/24/21[4]	EUR	100,000	114,126
G4S International Finance PLC
2.625%, due 12/06/18[4]	EUR	100,000	113,300
HSBC Holdings PLC
1.500%, due 03/15/22[4]	EUR	200,000	226,570
6.375%, due 10/18/22[5]	GBP	50,000	66,043
Imperial Brands Finance PLC
5.000%, due 12/02/19[4]	EUR	200,000	245,115

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
Leeds Building Society
2.625%, due 04/01/21[4]	EUR	100,000	115,501
Lloyds Bank PLC
7.625%, due 04/22/25[4]	GBP	35,000	60,606
10.375%, due 02/12/24[4,5]	EUR	35,000	44,569
Santander UK PLC
0.875%, due 01/13/20[4]	EUR	100,000	110,947
Yorkshire Building Society
1.250%, due 03/17/22[4]	EUR	100,000	109,959
2.125%, due 03/18/19[4]	EUR	100,000	113,026
Total United Kingdom corporate notes			2,062,306

United States—0.26%
AT&T, Inc.
2.500%, due 03/15/23	EUR	100,000	118,473
2.750%, due 05/19/23	EUR	100,000	119,640
Bank of America Corp.
1.375%, due 09/10/21[4]	EUR	100,000	112,728
1.625%, due 09/14/22[4]	EUR	100,000	113,475
Barclays Bank PLC
10.000%, due 05/21/21[4]	GBP	50,000	83,505
Citigroup, Inc.
1.375%, due 10/27/21[4]	EUR	120,000	135,855
JPMorgan Chase & Co.
1.500%, due 10/26/22[4]	EUR	300,000	341,606
Merck & Co., Inc.
1.875%, due 10/15/26	EUR	100,000	118,122
Metropolitan Life Global Funding I
0.875%, due 01/20/22[4]	EUR	100,000	111,254
Morgan Stanley
1.875%, due 03/30/23	EUR	100,000	114,550
Philip Morris International, Inc.
1.875%, due 03/03/21	EUR	100,000	115,707
Wells Fargo & Co.
1.500%, due 09/12/22[4]	EUR	150,000	170,580
2.250%, due 05/02/23[4]	EUR	100,000	118,150
Total United States corporate notes			1,773,645

Venezuela—1.54%
Goldman Sachs Group, Inc.
1.200%, due 06/29/17	USD	2,000,000	2,000,000
National Bank Of Abu Dhabi
1.400%, due 10/10/17	USD	3,500,000	3,500,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Corporate notes—(concluded)
Venezuela—(concluded)
The Toronto Dominion Bank
1.120%, due 07/27/17	USD	5,000,000	5,000,000
Total Venezuela corporate notes			10,500,000
Total corporate notes (cost—$29,612,517)			29,086,681

Non-US government obligations—2.02%
Germany—0.12%
Bundesrepublik Deutschland
0.250%, due 02/15/27[4]	EUR	100,000	108,176
0.500%, due 02/15/26[4]	EUR	656,000	736,583
Total Germany			844,759

Indonesia—0.57%
Indonesia Treasury Bond
8.250%, due 07/15/21	IDR	49,100,000,000	3,871,068

South Africa—0.84%
South Africa Government Bond
10.500%, due 12/21/26	ZAR	68,573,035	5,725,591

Turkey—0.49%
Turkey Government International Bond
5.125%, due 03/25/22	USD	204,000	211,395
5.625%, due 03/30/21	USD	1,035,000	1,096,831
6.250%, due 09/26/22	USD	1,866,000	2,027,618
Total Turkey			3,335,844
Total non-US government obligations (cost—$13,340,961)			13,777,262

Time deposits—6.66%
Agence Centrale Organismes
1.101%, due 05/30/17	USD	3,000,000	2,997,347
Bank Nederlandse Gemeenten
1.065%, due 08/21/17	USD	3,500,000	3,488,449
Banque Nationale De Paris
0.870%, due 05/02/17	USD	2,766,715	2,766,715
Danske Bank A/S
1.050%, due 05/15/17	USD	2,500,000	2,500,000
DZ Bank AG
0.920%, due 05/02/17	USD	6,082,692	6,082,692

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Time deposits—(concluded)
ING Bank N.V.
1.220%, due 07/03/17	USD	2,500,000	2,500,000
KBC Bank N.V.
0.860%, due 05/02/17	USD	4,000,227	4,000,227
Landeskreditbank Baden Wurtt
0.920%, due 05/24/17	USD	2,000,000	1,998,827
Nationwide Building Society
1.240%, due 08/14/17	USD	3,500,000	3,487,396
Natixis
1.120%, due 06/01/17	USD	5,000,000	5,000,000
Nordea Bank AB
0.940%, due 06/09/17	USD	2,500,000	2,497,460
NRW Bank
1.030%, due 07/18/17	USD	3,500,000	3,492,209
OP Corporate Bank PLC
1.100%, due 05/30/17	USD	2,000,000	1,998,231
Skandinaviska Enskilda Banken AB
1.010%, due 07/10/17	USD	2,500,000	2,495,103
Total time deposits (cost—$45,304,656)			45,304,656

Short-term US government obligations[8]—13.94%
US Treasury Bills
0.499%, due 05/25/17	USD	5,400,000	5,397,586
0.520%, due 06/22/17[1]	USD	2,800,000	2,797,169
0.540%, due 07/06/17	USD	2,600,000	2,596,472
0.560%, due 06/01/17[1]	USD	7,000,000	6,995,912
0.576%, due 07/13/17[1]	USD	2,800,000	2,795,797
0.645%, due 08/17/17	USD	4,404,000	4,393,448
0.679%, due 08/10/17	USD	3,951,000	3,942,146
0.705%, due 06/15/17[1]	USD	5,000,000	4,995,890
0.740%, due 06/29/17	USD	5,000,000	4,994,020
0.773%, due 08/03/17	USD	3,700,000	3,692,115
0.800%, due 07/20/17	USD	5,000,000	4,991,500
0.905%, due 09/28/17	USD	20,265,000	20,191,742
0.910%, due 10/05/17	USD	23,884,000	23,789,204
0.945%, due 10/19/17	USD	1,933,000	1,924,300
0.950%, due 10/12/17	USD	253,000	251,930

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Face Amount		Value ($)
Short-term US government obligations[8]—(concluded)
0.955%, due 10/26/17	USD	1,121,000	1,115,679
Total short-term US government obligations (cost—$94,868,256)			94,864,910

Repurchase agreement—19.80%
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $135,575,108 US Treasury Note, 2.000% due 08/31/21; (value—$137,449,434); proceeds: $134,754,561 (cost—$134,754,000)	USD	134,754,000	134,754,000

	Number of Contracts/ Notional Amount
Options purchased—0.63%
Call options—0.42%
Euro STOXX 50 Index, strike @ 3,900, expires 09/15/17	1,265		150,198
Euro STOXX 50 Index, strike @ 3,950, expires 09/15/17	1,030		81,905
Euro STOXX 50 Index, strike @ 3,950, expires 12/15/17	1,030		270,397
Euro STOXX Banks Index, strike @ 155, expires 09/15/17	2,350		102,394
Euro STOXX Banks Index, strike @ 155, expires 12/15/17	2,350		255,985
FTSE 100 Index Futures, strike @ 7,000, expires 12/21/18	67		369,676
Kospi 200 Index, strike @ 277, expires 06/08/17	KRW	17,870,000	177,432
S&P 500 Index, strike @ 2,300, expires 12/21/18	39		857,610
S&P 500 Index, strike @ 2,500, expires 06/30/17	280		66,640
S&P 500 Index, strike @ 2,600, expires 12/21/18	74		513,560
			2,845,797
Put options—0.21%
Euro STOXX 50 Index, strike @ 3,000, expires 12/21/18	150		285,778
Euro STOXX 50 Index, strike @ 3,400, expires 12/15/17	181		288,647
iShares MSCI Brazil Capped Index, strike @ 31, expires 01/19/18	5,759		840,863
Kospi 200 Index, strike @ 255, expires 06/08/17	KRW	1,500,000	316

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Contracts/ Notional Amount		Value ($)
Options purchased—(concluded)
Put options—(concluded)
Swiss Market Index, strike @ 8,457, expires 06/16/17	205		11,040
			1,426,644
Total options purchased (cost—$6,006,669)			4,272,441

	Notional Amount
Swaptions purchased[9]—0.41%
Call swaptions—0.08%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.000%, expires 05/09/31 (counterparty: CITI; receive fixed rate); underlying swap terminates 05/09/46	USD	14,300,000	563,974
Put swaptions—0.33%
3 Month USD LIBOR Interest Rate Swap, strike @ 3.850%, expires 05/09/31 (counterparty: CITI; receive fixed rate); underlying swap terminates 05/09/46	USD	32,700,000	1,824,313
6 Month EURIBOR Interest Rate Swap, strike @ 3.600%, expires 05/09/31 (counterparty: CITI; receive floating rate); underlying swap terminates 05/09/46	GBP	11,200,000	417,705
			2,242,018
Total swaptions purchased (cost—$3,320,235)			2,805,992

Foreign exchange options purchased—0.43%
Call options—0.33%
USD Call/SAR Put, strike @ 3.82, expires 02/12/19	USD	16,350,000	228,998
USD Call/JPY Put, strike @ 96.90, expires 05/06/21	USD	16,350,000	1,521,221
USD Call/JPY Put, strike @ 96.00, expires 04/21/22	USD	2,535,585	229,384
USD Call/JPY Put, strike @ 96.50, expires 04/22/22	USD	2,535,585	223,294
			2,202,897
Put options—0.10%
USD Put/TRY Call, strike @ 4.00, expires 03/08/19	USD	5,685,000	298,599
USD Put/TRY Call, strike @ 3.90, expires 03/21/19	USD	5,645,000	235,521

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Notional Amount		Value ($)
Foreign exchange options purchased—(concluded)
Put options—(concluded)
USD Put/TRY Call, strike @ 3.90, expires 04/05/19	USD	3,878,000	159,583
			693,703
Total foreign exchange options purchased (cost—$2,978,656)			2,896,600
Total investments before investments sold short (cost—$691,020,323)—104.60%			711,851,154

	Number of Shares
Investments sold short—(13.14)%
Common stocks—(8.76)%
Australia—(0.02)%
BHP Billiton Ltd., ADR	(4,348)		(154,789)

Canada—(2.29)%
Agrium, Inc.	(2,931)		(275,096)
Aimia, Inc.	(18,160)		(121,594)
AltaGas Ltd.	(12,900)		(289,082)
Boardwalk Real Estate Investment Trust	(9,100)		(306,989)
Bonavista Energy Corp.	(43,429)		(91,309)
Boralex, Inc., Class A	(15,040)		(230,164)
BRP, Inc.	(18,510)		(437,579)
CAE, Inc.	(38,410)		(586,681)
Canadian National Railway Co.	(7,345)		(530,919)
Canadian Utilities Ltd., Class A	(15,415)		(444,365)
Cardinal Energy Ltd.	(15,180)		(71,393)
CI Financial Corp.	(27,342)		(534,802)
Cineplex, Inc.	(11,770)		(463,281)
CT Real Estate Investment Trust	(6,801)		(72,990)
Element Fleet Management Corp.	(61,416)		(539,451)
Emera, Inc.	(7,382)		(255,521)
Extendicare, Inc.	(23,040)		(168,616)
Fairfax Financial Holdings Ltd.	(1,000)		(457,126)
Genworth MI Canada, Inc.	(9,813)		(243,699)
Hydro One Ltd.	(31,067)		(547,123)
IGM Financial, Inc.	(23,386)		(702,582)
Intact Financial Corp.	(7,768)		(532,131)
Inter Pipeline Ltd.	(27,850)		(567,385)
Leon’s Furniture Ltd.	(17,957)		(223,237)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Medical Facilities Corp.	(9,516)	(113,421)
Metro, Inc.	(11,827)	(405,309)
Morneau Shepell, Inc.	(4,461)	(65,850)
National Bank of Canada	(10,210)	(396,792)
Northview Apartment Real Estate Investment Trust	(6,814)	(113,563)
Novagold Resources, Inc.	(101,082)	(419,123)
Power Corp. of Canada	(4,735)	(109,716)
Premium Brands Holdings Corp.	(7,770)	(486,333)
Ritchie Bros Auctioneers, Inc.	(6,880)	(225,595)
Royal Bank of Canada	(10,810)	(740,201)
Russel Metals, Inc.	(6,860)	(131,567)
Shaw Communications, Inc., Class B	(18,483)	(391,852)
Sleep Country Canada Holdings, Inc.	(15,851)	(410,021)
Stella-Jones, Inc.	(19,966)	(632,453)
Student Transportation, Inc.	(35,019)	(208,054)
Surge Energy, Inc.	(135,690)	(252,484)
TFI International, Inc.	(22,844)	(497,362)
The Descartes Systems Group, Inc.	(2,780)	(64,152)
The Jean Coutu Group PJC, Inc., Class A	(15,120)	(247,449)
WestJet Airlines Ltd.	(26,350)	(435,869)
International Petroleum Corp.	(11,534)	(41,931)
New Gold, Inc.	(73,200)	(207,888)
Waste Connections, Inc.	(3,364)	(309,555)
Total Canada common stocks		(15,599,655)

Curacao—(0.17)%
Schlumberger Ltd.	(15,548)	(1,128,629)

Finland—(0.16)%
Nokia OYJ	(160,400)	(917,299)
Nokian Renkaat OYJ	(3,898)	(167,721)
Total Finland common stocks		(1,085,020)

France—(0.07)%
SFR Group SA	(13,987)	(457,995)

Germany—(0.02)%
Commerzbank AG	(9,654)	(94,593)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Germany—(concluded)
Deutsche Bank AG	(2,957)	(53,244)
Total Germany common stocks		(147,837)

Ireland—(0.49)%
Accenture PLC, Class A	(9,015)	(1,093,519)
Weatherford International PLC	(122,789)	(708,493)
Willis Towers Watson PLC	(11,673)	(1,548,073)
Total Ireland common stocks		(3,350,085)

Italy—(0.19)%
Saipem SpA	(3,088,216)	(1,330,796)

Japan—(0.50)%
Acom Co. Ltd.	(20,300)	(90,141)
Don Quijote Holdings Co. Ltd.	(40,200)	(1,465,916)
Hulic Co. Ltd.	(25,400)	(239,247)
Isetan Mitsukoshi Holdings Ltd.	(52,300)	(570,972)
Keihan Holdings Co. Ltd.	(17,000)	(106,903)
Mitsubishi Estate Co. Ltd.	(45,000)	(859,834)
Shimano, Inc.	(400)	(61,108)
Total Japan common stocks		(3,394,121)

Luxembourg—(0.12)%
Tenaris SA	(51,870)	(812,499)

Netherlands—(0.28)%
Airbus SE	(675)	(54,580)
Core Laboratories N.V.	(14,042)	(1,556,134)
Ferrari N.V.	(658)	(49,492)
Mylan N.V.	(7,231)	(270,078)
Total Netherlands common stocks		(1,930,284)

Spain—(0.05)%
Ferrovial SA	(2,657)	(56,540)
International Consolidated Airlines Group SA	(34,984)	(253,723)
Total Spain common stocks		(310,263)

Sweden—(0.30)%
Electrolux AB, Series B	(12,888)	(382,829)
Kinnevik AB, Class B	(37,144)	(991,368)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Sweden—(concluded)
Lundin Petroleum AB	(34,602)	(660,607)
Total Sweden common stocks		(2,034,804)

United Kingdom—(0.47)%
3i Group PLC	(31,869)	(327,531)
Liberty Global PLC LiLAC, Class C	(9,435)	(206,060)
Next PLC	(1,987)	(110,792)
Rio Tinto PLC, ADR	(7,239)	(288,257)
Royal Bank of Scotland Group PLC	(440,572)	(1,514,448)
St James’s Place PLC	(36,481)	(542,432)
The Berkeley Group Holdings PLC	(4,295)	(181,238)
Total United Kingdom common stocks		(3,170,758)

United States—(3.63)%
Alnylam Pharmaceuticals, Inc.	(14,995)	(803,732)
Anadarko Petroleum Corp.	(7,923)	(451,769)
Armstrong World Industries, Inc.	(5,608)	(262,174)
Boise Cascade Co.	(7,402)	(225,761)
Brinker International, Inc.	(7,184)	(317,461)
Buffalo Wild Wings, Inc.	(857)	(135,020)
CarMax, Inc.	(3,860)	(225,810)
Caterpillar, Inc.	(2,111)	(215,871)
CF Industries Holdings, Inc.	(1,740)	(46,528)
Cheniere Energy, Inc.	(36,972)	(1,676,680)
Chico’s FAS, Inc.	(13,984)	(193,259)
CIT Group, Inc.	(11,460)	(530,713)
Comerica, Inc.	(4,570)	(323,099)
Concho Resources, Inc.	(2,695)	(341,349)
Continental Resources, Inc.	(8,598)	(364,641)
Cracker Barrel Old Country Store, Inc.	(1,142)	(182,937)
Deere & Co.	(1,593)	(177,795)
Domtar Corp.	(13,300)	(527,345)
Emerson Electric Co.	(4,590)	(276,685)
Ennis, Inc.	(12,520)	(220,352)
Equinix, Inc.	(5,689)	(2,376,295)
Express, Inc.	(8,734)	(75,374)
First Financial Bankshares, Inc.	(3,189)	(127,401)
Franklin Resources, Inc.	(7,218)	(311,168)
Halliburton Co.	(7,002)	(321,252)
Hess Corp.	(20,596)	(1,005,703)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Insteel Industries, Inc.	(4,219)	(146,863)
Janus Capital Group, Inc.	(10,090)	(137,829)
KB Home	(9,170)	(188,902)
Legg Mason, Inc.	(13,200)	(493,416)
M&T Bank Corp.	(2,100)	(326,361)
Marriott International, Inc., Class A	(4,378)	(413,371)
Mattel, Inc.	(5,864)	(131,471)
Mercer International, Inc.	(14,351)	(175,082)
Nasdaq, Inc.	(5,075)	(349,515)
NIKE, Inc., Class B	(9,138)	(506,337)
Palo Alto Networks, Inc.	(3,880)	(420,631)
Prestige Brands Holdings, Inc.	(2,786)	(159,944)
Ralph Lauren Corp.	(2,200)	(177,584)
Republic Services, Inc.	(2,900)	(182,671)
Sabre Corp.	(7,796)	(182,504)
SBA Communications Corp.	(20,182)	(2,552,821)
TD Ameritrade Holding Corp.	(13,498)	(516,568)
Tesla, Inc.	(5,180)	(1,626,883)
The Boeing Co.	(2,146)	(396,645)
The Boston Beer Co., Inc., Class A	(2,920)	(421,502)
The Charles Schwab Corp.	(5,900)	(229,215)
The Cheesecake Factory, Inc.	(3,863)	(247,850)
The Mosaic Co.	(7,400)	(199,282)
The Williams Cos., Inc.	(195)	(5,973)
Tiffany & Co.	(2,264)	(207,496)
Urban Outfitters, Inc.	(5,800)	(132,704)
Wal-Mart Stores, Inc.	(9,751)	(733,080)
Waste Management, Inc.	(6,070)	(441,775)
WD-40 Co.	(2,005)	(210,224)
Wynn Resorts Ltd.	(8,707)	(1,071,048)
Total United States common stocks		(24,701,721)
Total common stocks (proceeds—$58,048,904)		(59,609,256)

Investment companies—(4.38)%
Consumer Discretionary Select Sector SPDR Fund	(13,921)	(1,253,725)
Consumer Staples Select Sector SPDR Fund	(25,083)	(1,384,080)
Health Care Select Sector SPDR Fund	(9,996)	(754,698)
Industrial Select Sector SPDR Fund	(28,836)	(1,912,980)
iShares Core S&P/TSX Capped Composite Index ETF	(154,394)	(2,797,087)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

	Number of Shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
iShares iBoxx $ Investment Grade Corporate Bond ETF	(15,741)	(1,873,022)
iShares Russell 2000 ETF	(6,922)	(962,573)
iShares S&P/TSX 60 Index ETF	(196,546)	(3,334,680)
iShares S&P/TSX Capped Energy Index ETF	(38,430)	(351,066)
Powershares QQQ Trust, Series 1	(6,079)	(826,683)
SPDR Bloomberg Barclays High Yield Bond ETF	(37,956)	(1,409,686)
SPDR S&P Oil & Gas Exploration & Production ETF	(33,312)	(1,164,254)
SPDR S&P500 ETF Trust	(34,920)	(8,313,754)
Technology Select Sector SPDR Fund	(64,026)	(3,481,734)
Total investment companies (proceeds—$28,061,805)		(29,820,022)
Total investments sold short (proceeds—$86,110,709)		(89,429,278)
Other assets in excess of liabilities—8.54%		58,145,661
Net assets—100.00%		$680,567,537

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$30,637,885
Gross unrealized depreciation	(9,807,054)
Net unrealized appreciation	$20,830,831

Options written

Number of contracts	Call options	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
1,265	Euro STOXX 50 Index, strike @ 4,000	09/15/17	72,791	(67,520)	5,271
1,030	Euro STOXX 50 Index, strike @ 4,100	09/15/17	30,490	(24,683)	5,807
1,030	Euro STOXX 50 Index, strike @ 4,100	12/15/17	111,020	(113,320)	(2,300)
2,350	Euro STOXX Banks Index, strike @ 160	09/15/17	83,603	(57,597)	26,006
2,350	Euro STOXX Banks Index, strike @ 160	12/15/17	182,081	(172,790)	9,291
280	S&P 500 Index, strike @ 2,600	06/30/17	94,850	(2,800)	92,050
102	Swiss Market Index, strike @ 8,457	06/16/17	24,946	(36,876)	(11,930)
103	Swiss Market Index, strike @ 8,457	06/16/17	26,668	(37,238)	(10,570)
			626,449	(512,824)	113,625

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Options written—(concluded)

Number of contracts/ Notional amount		Put options	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
989		iShares MSCI Brazil Capped Index, strike @ 35	01/19/18	323,472	(280,628)	42,844
1,890		iShares MSCI Brazil Capped Index, strike @ 36	01/19/18	764,505	(616,442)	148,063
KRW	17,870,000	Kospi 200 Index, strike @ 277	06/08/17	78,364	(17,377)	60,987
				1,166,341	(914,447)	251,894
				1,792,790	(1,427,271)	365,519

Options written activity for the period ended April 30, 2017 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2016	367	683,064
Options written	15,702	3,722,892
Options exercised	—	—
Options terminated in closing purchase transactions	(4,592)	(2,427,017)
Options expired prior to exercise	(88)	(264,513)
Options outstanding at April 30, 2017	11,389	1,714,426

	Notional	Premiums
	amount	received ($)
Options outstanding at July 31, 2016	—	—
Options written	17,870,000	78,364
Options exercised	—	—
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options outstanding at April 30, 2017	17,870,000	78,364

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
Index futures buy contracts:
25	AUD	ASX SPI 200 Index Futures	June 2017	2,695,989	2,767,284	71,295
15	CAD	S&P TSX 60 Index Futures	June 2017	2,000,431	2,014,871	14,440
14	CHF	Swiss Market Index Futures*	June 2017	1,196,252	1,230,874	34,622
15	EUR	Amsterdam Index Futures	May 2017	1,668,891	1,688,360	19,469
37	EUR	CAC 40 Index Futures	May 2017	1,996,099	2,101,858	105,759
8	EUR	DAX Index Futures	June 2017	2,670,358	2,716,169	45,811
478	EUR	EURO STOXX 50 Index Futures	June 2017	17,439,801	18,265,639	825,838
977	EUR	EURO STOXX Bank Index Futures	June 2017	6,555,465	6,938,883	383,418
5	EUR	FTSE MIB Index Futures	June 2017	521,239	552,575	31,336
11	EUR	IBEX 35 Index Futures	May 2017	1,229,032	1,285,461	56,429
19	GBP	FTSE 100 Index Futures	June 2017	1,794,656	1,763,219	(31,437)
4	HKD	Hang Seng Index Futures	May 2017	622,821	631,521	8,700
1	HKD	Hang Seng Index Futures*	May 2017	155,462	157,881	2,419
7	HKD	Hang Seng Index Futures**	May 2017	1,091,634	1,105,164	13,530
7	HKD	Hang Seng Index Futures	May 2017	460,587	460,811	224
2	HKD	Hang Seng Index Futures*	May 2017	130,434	131,660	1,226
13	HKD	Hang Seng Index Futures**	May 2017	854,531	855,792	1,261
1	JPY	NIKKEI 225 Index Futures	June 2017	172,635	172,236	(399)
30	JPY	TOPIX Index Futures	June 2017	4,031,493	4,117,515	86,022
28	KRW	Kospi 200 Index Futures	June 2017	1,671,928	1,771,070	99,142
80	SEK	OMX 30 Index Futures	May 2017	1,396,202	1,461,393	65,191
31	SEK	OMX 30 Index Futures*	May 2017	540,010	566,290	26,280
14	SGD	MSCI Singapore Index Futures	May 2017	345,427	348,259	2,832
8	SGD	MSCI Singapore Index Futures**	May 2017	197,737	199,005	1,268
11	TWD	Taiex Futures Index Futures*	May 2017	708,804	718,677	9,873
30	USD	Dow Jones E-Mini Index Futures	June 2017	3,127,259	3,131,100	3,841
134	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2017	6,314,065	6,559,300	245,235
19	USD	MSCI EAFE Mini Index Futures	June 2017	1,693,697	1,732,610	38,913
181	USD	MSCI Emerging Markets Index Futures	June 2017	7,586,584	7,835,363	248,779
4	USD	MSCI Taiwan Index Futures	May 2017	145,966	146,800	834
7	USD	MSCI Taiwan Index Futures*	May 2017	252,951	256,900	3,949
37	USD	MSCI Taiwan Index Futures**	May 2017	1,347,665	1,357,900	10,235
51	USD	NASDAQ 100 E-Mini Index Futures	June 2017	5,521,196	5,692,110	170,914
17	USD	Russell 2000 Mini Index Futures	June 2017	1,179,438	1,188,640	9,202
28	USD	S&P Midcap 400 E-Mini Index Futures	June 2017	4,786,578	4,844,000	57,422
178	USD	S&P 500 E-Mini Index Futures	June 2017	20,991,450	21,186,450	195,000
6	USD	SGX 50 NIFTY Index Futures	May 2017	111,021	112,008	987
48	USD	SGX 50 NIFTY Index Futures**	May 2017	891,827	896,064	4,237
6	ZAR	FTSE/JSE Africa Top 40 Tradeable Index Futures	June 2017	208,912	213,457	4,545
US Treasury futures buy contracts:
28	USD	US Long Bond Futures	June 2017	4,217,786	4,283,125	65,339
34	USD	US Treasury Note 2 Year Futures	June 2017	7,370,475	7,364,718	(5,757)
95	USD	US Treasury Note 2 Year Futures*	June 2017	20,569,751	20,577,891	8,140
34	USD	US Treasury Note 5 Year Futures	June 2017	4,035,793	4,025,813	(9,980)
5	USD	US Treasury Note 10 Year Futures	June 2017	630,003	628,594	(1,409)
Interest rate futures buy contracts:
351	AUD	Australian Bond 3 Year Futures	June 2017	29,262,085	29,468,091	206,006
30	AUD	Australian Bond 10 Year Futures	June 2017	2,918,491	2,914,011	(4,480)
18	CAD	Canada Government Bond 10 Year Futures	June 2017	1,831,909	1,840,284	8,375
9	CAD	Canada Government Bond 10 Year Futures*	June 2017	911,246	920,142	8,896
4	EUR	3 Month EURIBOR Futures	September 2017	1,092,597	1,092,785	188
156	EUR	German Euro BOBL Futures*	June 2017	22,513,359	22,407,069	(106,290)
56	EUR	German Euro Bund Futures	June 2017	9,909,353	9,868,707	(40,646)
6	EUR	German Euro Bund Futures*	June 2017	1,064,679	1,057,361	(7,318)
6	EUR	German Euro Buxl 30 Year Futures	June 2017	1,135,929	1,105,596	(30,333)
353	EUR	German Euro Schatz Futures*	June 2017	43,251,863	43,158,838	(93,025)
7	EUR	Mid-Term Euro-OAT Futures	June 2017	1,137,876	1,142,545	4,669
104	GBP	90-Day Sterling Pound Futures	September 2017	16,772,059	16,775,291	3,232
111	GBP	90-Day Sterling Pound Futures	December 2017	17,897,647	17,899,006	1,359
134	GBP	90-Day Sterling Pound Futures	March 2018	21,599,192	21,601,300	2,108
128	GBP	90-Day Sterling Pound Futures	June 2018	20,626,216	20,625,788	(428)
116	GBP	90-Day Sterling Pound Futures	September 2018	18,685,660	18,684,609	(1,051)
90	GBP	90-Day Sterling Pound Futures	December 2018	14,491,153	14,490,851	(302)
95	GBP	90-Day Sterling Pound Futures	March 2019	15,289,710	15,289,746	36
289	GBP	United Kingdom Long Gilt Bond Futures	June 2017	47,123,068	48,013,074	890,006
5	JPY	Japan Government Bond 10 Year Futures	June 2017	6,775,515	6,773,716	(1,799)
				437,419,942	441,184,120	3,764,178

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Proceeds ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures sell contracts:
2	USD	Ultra Long US Treasury Bond Futures	June 2017	317,942	325,875	(7,933)
105	USD	US Long Bond Futures	June 2017	15,789,162	16,061,719	(272,557)
128	USD	US Ultra Treasury Note 10 Year Futures	June 2017	17,058,586	17,338,000	(279,414)
Index futures sell contracts:
11	AUD	ASX SPI 200 Index Futures	June 2017	1,182,645	1,217,605	(34,960)
10	BRL	Bovespa Index Futures*	June 2017	206,375	208,346	(1,971)
28	GBP	FTSE 100 Index Futures	June 2017	2,638,533	2,598,429	40,104
5	HKD	Hang Seng Index Futures	May 2017	782,938	789,403	(6,465)
27	JPY	TOPIX Index Futures	June 2017	3,728,792	3,705,763	23,029
189	USD	Russell 2000 Mini Index Futures	June 2017	12,795,821	13,214,880	(419,059)
229	USD	S&P 500 E-Mini Index Futures	June 2017	27,080,278	27,256,725	(176,447)
15	USD	SGX FTSE China A50 Index Futures	May 2017	155,745	155,775	(30)
Interest rate futures sell contracts:
8	CAD	Canadian Bankers Acceptance Futures	September 2017	1,449,182	1,451,082	(1,900)
6	CAD	Canadian Bankers Acceptance Futures	December 2017	1,086,868	1,087,817	(949)
7	CHF	3 month Euroswiss Interest Rate Futures	September 2017	1,772,515	1,772,513	2
2	CHF	3 month Euroswiss Interest Rate Futures	December 2017	506,405	506,432	(27)
17	EUR	3 Month EURIBOR Futures	December 2017	4,640,294	4,642,718	(2,424)
20	EUR	3 Month EURIBOR Futures	March 2018	5,457,065	5,460,115	(3,050)
31	EUR	3 Month EURIBOR Futures	June 2018	8,454,174	8,459,379	(5,205)
43	EUR	3 Month EURIBOR Futures	September 2018	11,720,649	11,728,122	(7,473)
43	EUR	3 Month EURIBOR Futures	December 2018	11,715,189	11,721,682	(6,493)
20	EUR	3 Month EURIBOR Futures	March 2019	5,447,162	5,449,494	(2,332)
193	EUR	German Euro Bund Futures	June 2017	33,935,292	34,011,793	(76,501)
24	EUR	Italian Government Bond Futures	June 2017	3,378,414	3,443,320	(64,906)
89	USD	90-Day Eurodollar Futures	September 2017	21,947,768	21,938,500	9,268
34	USD	90-Day Eurodollar Futures	December 2017	8,369,806	8,373,775	(3,969)
14	USD	90-Day Eurodollar Futures	March 2018	3,442,293	3,445,050	(2,757)
19	USD	90-Day Eurodollar Futures	June 2018	4,665,289	4,670,912	(5,623)
24	USD	90-Day Eurodollar Futures	September 2018	5,885,062	5,894,400	(9,338)
33	USD	90-Day Eurodollar Futures	December 2018	8,080,492	8,096,962	(16,470)
32	USD	90-Day Eurodollar Futures	March 2019	7,822,403	7,846,800	(24,397)
				231,513,139	232,873,386	(1,360,247)
						2,403,931

* Exposure to Futures Contracts is achieved through the use of a swap contract with Bank of America N.A.

** Exposure to Futures Contracts is achieved through the use of a swap contract with Goldman Sachs.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	AUD	24,411,580	USD	18,556,371	06/21/17	293,067
BB	AUD	3,190,000	USD	2,385,727	07/21/17	289
BB	CAD	15,994,578	USD	11,990,676	06/21/17	264,895
BB	EUR	2,494,833	SEK	23,700,000	05/03/17	(41,862)
BB	EUR	490,986	USD	529,346	06/21/17	(6,803)
BB	EUR	11,065,033	USD	11,818,986	07/17/17	(280,520)
BB	GBP	22,788,331	USD	28,543,403	06/21/17	(1,013,201)
BB	GBP	272,053	USD	338,614	07/17/17	(14,513)
BB	KRW	5,100,000,000	USD	4,498,743	07/20/17	13,058
BB	MYR	420,000	USD	94,160	07/21/17	(2,275)
BB	NOK	3,000,000	AUD	468,413	05/31/17	1,041
BB	NOK	1,500,000	AUD	233,978	06/06/17	319
BB	NOK	72,131,287	USD	8,477,666	06/21/17	71,808
BB	NOK	19,017,940	USD	2,202,323	06/21/17	(13,942)
BB	NZD	15,457,253	USD	10,806,292	06/21/17	206,676
BB	SEK	13,804,873	USD	1,541,380	06/21/17	(21,181)
BB	SEK	15,839,517	USD	1,807,560	06/21/17	14,699
BB	SEK	2,400,000	USD	265,946	07/21/17	(6,155)
BB	SGD	9,528,153	USD	6,738,797	06/21/17	(84,370)
BB	USD	992	AUD	1,324	06/06/17	(1)
BB	USD	14,539,588	AUD	19,115,826	06/21/17	(238,256)
BB	USD	21,473,584	CAD	28,622,093	06/21/17	(490,451)
BB	USD	10,233,688	EUR	9,646,345	06/21/17	299,975

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	USD	9,207,028	GBP	7,345,126	06/21/17	319,646
BB	USD	9,190,197	JPY	1,039,539,911	06/21/17	153,490
BB	USD	2,447,416	JPY	268,440,346	06/21/17	(34,596)
BB	USD	2,474,335	NOK	21,269,600	06/21/17	4,329
BB	USD	4,659,226	NOK	39,744,619	06/21/17	(27,566)
BB	USD	10,178,383	NZD	14,635,834	06/21/17	(142,046)
BB	USD	17,702,951	SEK	158,736,487	06/21/17	264,294
BB	USD	1,815,963	SEK	15,933,995	06/21/17	(12,407)
BB	USD	801,936	SGD	1,121,009	06/21/17	826
BNP	BRL	1,500,000	USD	466,128	05/19/17	(4,540)
BNP	BRL	2,500,000	USD	790,120	05/19/17	5,674
BNP	EUR	649,127	SEK	6,167,000	05/09/17	(10,825)
BNP	EUR	649,687	SEK	6,167,000	05/12/17	(11,433)
BNP	INR	94,000,000	USD	1,451,962	05/09/17	(7,795)
BNP	INR	21,000,000	USD	321,765	07/21/17	(1,068)
BNP	JPY	253,611,731	USD	2,288,881	07/21/17	6,355
BNP	KRW	1,915,000,000	USD	1,682,555	05/23/17	(715)
BNP	KRW	3,415,000,000	USD	2,982,897	05/31/17	(19,131)
BNP	KRW	10,359,340,760	USD	9,200,000	06/21/17	91,393
BNP	MXN	2,700,000	USD	142,382	07/21/17	800
BNP	USD	4,941,515	BRL	15,800,000	05/19/17	16,185
BNP	USD	1,809,946	CHF	1,800,000	05/02/17	(900)
BNP	USD	1,362,694	INR	94,000,000	05/09/17	97,063
BNP	USD	1,912,921	INR	129,500,000	05/23/17	94,305
BNP	USD	6,108,811	INR	413,200,000	05/30/17	289,740
BNP	USD	2,886,827	INR	194,500,000	06/06/17	122,243
BNP	USD	10,700,000	INR	722,250,000	06/21/17	450,104
BNP	USD	1,437,705	INR	94,000,000	08/09/17	3,557
BOA	AUD	2,172,331	NOK	13,828,650	05/31/17	(14,646)
BOA	AUD	1,977,013	NOK	12,666,150	06/06/17	(3,653)
BOA	CHF	4,312,500	USD	4,308,919	05/02/17	(25,252)
BOA	CHF	2,512,500	USD	2,538,420	07/25/17	186
BOA	EUR	651,155	SEK	6,167,000	05/12/17	(13,033)
BOA	EUR	7,047,221	USD	7,499,194	07/19/17	(207,660)
BOA	IDR	1,300,000,000	USD	96,389	07/21/17	(253)
BOA	JPY	309,000,000	USD	2,723,837	05/19/17	(49,822)
BOA	KRW	2,825,000,000	USD	2,423,000	05/04/17	(59,643)
BOA	KRW	2,825,000,000	USD	2,477,679	07/26/17	(7,214)
BOA	KRW	2,825,000,000	USD	2,482,971	08/03/17	(2,155)
BOA	NOK	8,828,650	AUD	1,381,949	05/31/17	5,656
BOA	NOK	5,666,150	AUD	883,751	06/06/17	1,142

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BOA	SEK	1,800,000	USD	202,593	05/19/17	(793)
BOA	TWD	15,000,000	USD	484,418	06/09/17	(13,446)
BOA	USD	2,525,303	CHF	2,512,500	05/02/17	(178)
BOA	USD	2,481,989	KRW	2,825,000,000	05/04/17	654
CITI	AUD	2,084,000	USD	1,556,262	06/21/17	(2,864)
CITI	AUD	13,116,000	USD	9,892,477	06/21/17	79,861
CITI	BRL	228,000	USD	71,795	06/21/17	792
CITI	BRL	29,000	USD	9,003	06/21/17	(29)
CITI	CAD	39,321,000	USD	29,262,183	06/21/17	435,578
CITI	CAD	2,314,000	USD	1,695,219	06/21/17	(1,197)
CITI	CHF	74,000	USD	73,724	06/21/17	(873)
CITI	CHF	715,000	USD	717,614	07/12/17	(4,129)
CITI	CHF	4,312,500	USD	4,298,757	07/19/17	(56,295)
CITI	CLP	162,157,000	USD	244,284	06/21/17	1,886
CITI	COP	7,657,000	USD	2,579	06/21/17	(5)
CITI	COP	21,765,000	USD	7,557	06/21/17	212
CITI	EUR	1,632,796	SEK	15,660,265	07/14/17	(10,356)
CITI	EUR	2,469,394	SEK	23,700,000	07/26/17	(13,787)
CITI	EUR	41,016,402	USD	43,650,654	06/21/17	(1,138,636)
CITI	EUR	32,000	USD	35,041	06/21/17	98
CITI	EUR	4,600,000	USD	4,893,827	07/21/17	(137,255)
CITI	GBP	14,323,822	USD	17,688,313	06/21/17	(889,769)
CITI	HKD	583,000	USD	75,172	06/21/17	144
CITI	HKD	83,000	USD	10,682	06/21/17	—
CITI	HUF	284,829,000	USD	975,089	06/21/17	(17,180)
CITI	HUF	55,776,000	USD	195,677	06/21/17	1,367
CITI	IDR	279,991,000	USD	20,853	06/21/17	(36)
CITI	IDR	160,040,000	USD	11,980	06/21/17	39
CITI	ILS	929,000	USD	254,112	06/21/17	(2,791)
CITI	INR	7,753,000	USD	119,212	06/21/17	(479)
CITI	JPY	329,000,000	USD	3,018,421	05/02/17	67,087
CITI	JPY	1,152,965,992	USD	10,279,666	06/21/17	(83,528)
CITI	JPY	170,452,000	USD	1,534,941	06/21/17	2,869
CITI	KRW	640,000,000	USD	553,490	06/09/17	(9,171)
CITI	KRW	903,919,000	USD	792,597	06/21/17	(2,188)
CITI	KRW	592,069,008	USD	521,609	06/21/17	1,023
CITI	MXN	30,447,000	USD	1,537,513	06/21/17	(66,737)
CITI	MXN	1,954,000	USD	103,139	06/21/17	182
CITI	NOK	1,500,000	AUD	233,888	06/06/17	252
CITI	NOK	58,914,000	USD	6,906,150	06/21/17	40,577
CITI	NOK	16,606,000	USD	1,928,289	06/21/17	(6,900)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	NZD	19,060,000	USD	13,259,491	06/21/17	189,334
CITI	NZD	1,487,000	USD	1,019,372	06/21/17	(320)
CITI	PHP	34,662,000	USD	681,345	06/21/17	(10,636)
CITI	PHP	669,000	USD	13,397	06/21/17	41
CITI	PLN	120,000	USD	30,990	06/21/17	70
CITI	PLN	49,000	USD	12,348	06/21/17	(278)
CITI	SEK	53,171,000	USD	5,932,466	06/21/17	(85,914)
CITI	SEK	12,269,000	USD	1,395,676	06/21/17	6,960
CITI	SGD	1,074,000	USD	765,369	06/21/17	(3,729)
CITI	SGD	500,000	USD	358,406	06/21/17	353
CITI	TRY	17,227,000	USD	4,600,773	06/21/17	(180,490)
CITI	TWD	9,215,000	USD	304,302	06/21/17	(1,712)
CITI	TWD	4,308,000	USD	143,448	06/21/17	386
CITI	USD	6,704	AUD	8,843	05/31/17	(86)
CITI	USD	13,925,499	AUD	18,254,000	06/21/17	(268,934)
CITI	USD	137,201	AUD	184,000	06/21/17	457
CITI	USD	1,039,698	BRL	3,307,147	06/21/17	(9,796)
CITI	USD	847,001	BRL	2,727,853	06/21/17	2,499
CITI	USD	17,450,118	CAD	23,163,000	06/21/17	(469,096)
CITI	USD	8,010	CHF	8,000	06/21/17	55
CITI	USD	3,025	CHF	3,000	06/21/17	(1)
CITI	USD	1,183,422	CLP	776,111,000	06/21/17	(23,264)
CITI	USD	420,779	COP	1,233,951,369	06/21/17	(4,418)
CITI	USD	374,022	COP	1,124,704,631	06/21/17	5,476
CITI	USD	28,061,481	EUR	26,054,000	06/21/17	389,090
CITI	USD	4,651,052	EUR	4,252,000	06/21/17	(7,932)
CITI	USD	13,173,470	GBP	10,434,000	06/21/17	359,493
CITI	USD	126,022	HKD	977,000	06/21/17	(289)
CITI	USD	1,159,308	HUF	335,801,000	06/21/17	10,535
CITI	USD	258,887	HUF	73,928,000	06/21/17	(1,340)
CITI	USD	1,031,019	IDR	13,947,862,000	06/21/17	9,605
CITI	USD	8,603	IDR	115,027,000	06/21/17	(21)
CITI	USD	1,651,498	ILS	6,042,000	06/21/17	19,335
CITI	USD	36,309	ILS	131,000	06/21/17	(84)
CITI	USD	2,219,388	INR	149,460,028	06/21/17	87,980
CITI	USD	268,309	INR	17,306,000	06/21/17	(1,139)
CITI	USD	2,879,902	JPY	329,000,000	05/02/17	71,432
CITI	USD	2,906,980	JPY	329,000,000	05/17/17	45,987
CITI	USD	10,040,010	JPY	1,131,673,000	06/21/17	131,795
CITI	USD	30,401,531	JPY	3,351,060,000	06/21/17	(281,229)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	USD	3,031,133	JPY	329,000,000	08/10/17	(67,384)
CITI	USD	562,687	KRW	640,000,000	06/09/17	(26)
CITI	USD	1,235,857	KRW	1,418,847,000	06/21/17	11,685
CITI	USD	4,943,045	KRW	5,579,176,984	06/21/17	(37,467)
CITI	USD	2,125,927	MXN	42,158,000	06/21/17	95,375
CITI	USD	131,778	MXN	2,470,000	06/21/17	(1,634)
CITI	USD	6,009,342	NOK	50,529,000	06/21/17	(120,917)
CITI	USD	15,148,920	NZD	21,452,000	06/21/17	(438,480)
CITI	USD	194,166	PHP	9,805,000	06/21/17	1,577
CITI	USD	347,256	PHP	17,302,000	06/21/17	(1,846)
CITI	USD	4,357,923	PLN	17,719,000	06/21/17	207,684
CITI	USD	1,615,766	SEK	14,481,000	06/21/17	23,326
CITI	USD	695,302	SEK	6,097,000	06/21/17	(5,188)
CITI	USD	659,405	SGD	927,000	06/21/17	4,425
CITI	USD	225,421	SGD	314,000	06/21/17	(564)
CITI	USD	4,785,663	TRY	17,840,000	06/21/17	165,733
CITI	USD	225,731	TRY	813,000	06/21/17	(87)
CITI	USD	2,143,280	TWD	65,530,000	06/21/17	32,867
CITI	USD	444,563	TWD	13,348,000	06/21/17	(1,298)
CITI	USD	4,451,371	ZAR	59,022,000	06/21/17	(71,686)
CITI	USD	59,851	ZAR	810,000	06/21/17	255
CITI	ZAR	921,000	USD	70,730	06/21/17	2,389
CITI	ZAR	21,303,000	USD	1,532,049	06/21/17	(48,725)
DB	CAD	400,000	USD	297,705	06/21/17	4,461
DB	CHF	1,759,000	USD	1,750,881	06/21/17	(22,318)
DB	CHF	800,000	USD	797,369	07/21/17	(10,625)
DB	DKK	2,200,000	USD	314,839	07/21/17	(8,712)
DB	EUR	2,472,389	SEK	23,700,000	08/03/17	(17,013)
DB	EUR	4,375,000	USD	4,708,227	06/21/17	(69,207)
DB	EUR	1,292,000	USD	1,414,510	06/21/17	3,666
DB	HKD	17,400,000	USD	2,244,934	05/19/17	7,213
DB	RUB	7,900,000	USD	135,413	07/21/17	(945)
DB	SEK	23,700,000	EUR	2,471,703	05/03/17	16,667
DB	USD	847,596	CHF	836,000	06/21/17	(4,849)
DB	USD	261,283	CHF	261,000	06/21/17	1,824
DB	USD	25,201	EUR	23,130	05/03/17	(6)
DB	USD	345,560	SEK	3,091,000	06/21/17	4,307
GSI	AUD	616,939	USD	461,080	06/09/17	(571)
GSI	AUD	33,300,364	USD	25,218,819	06/09/17	300,426
GSI	CAD	993,590	USD	727,022	06/09/17	(1,255)
GSI	CAD	10,411,444	USD	7,765,665	06/09/17	134,337

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
GSI	CAD	17,287,491	USD	13,200,000	06/21/17	526,373
GSI	CHF	4,066,929	USD	4,099,045	06/09/17	2,516
GSI	CHF	14,218,102	USD	14,217,320	06/09/17	(104,262)
GSI	DKK	13,777,950	USD	2,025,607	07/21/17	(692)
GSI	EUR	22,333,168	USD	23,871,199	06/09/17	(500,112)
GSI	GBP	8,083,643	USD	10,245,721	06/09/17	(234,830)
GSI	JPY	1,787,616,683	USD	16,418,628	06/09/17	359,405
GSI	JPY	169,348,472	USD	1,521,249	06/09/17	(109)
GSI	NOK	74,473,532	USD	8,700,589	06/09/17	22,962
GSI	NOK	31,510,000	USD	3,667,455	06/09/17	(4,078)
GSI	NZD	508,503	USD	348,750	06/09/17	(50)
GSI	SEK	143,385,591	USD	16,072,877	06/09/17	(145,855)
GSI	USD	9,091,883	AUD	11,981,200	06/09/17	(126,448)
GSI	USD	2,221,264	AUD	2,972,119	06/09/17	2,749
GSI	USD	16,580,864	CAD	22,036,644	06/09/17	(428,554)
GSI	USD	8,979,158	CHF	8,958,562	06/09/17	44,605
GSI	USD	6,639,018	EUR	6,182,974	06/09/17	108,218
GSI	USD	1,084,676	EUR	1,000,000	06/21/17	7,309
GSI	USD	2,015,129	EUR	1,843,000	07/21/17	585
GSI	USD	14,666,107	GBP	11,650,604	06/09/17	439,057
GSI	USD	25,105,389	JPY	2,782,579,135	06/09/17	(107,827)
GSI	USD	1,155,839	NOK	9,896,618	06/09/17	(2,689)
GSI	USD	3,631,066	NZD	5,227,000	06/09/17	(45,685)
GSI	USD	8,218,812	SEK	73,898,068	06/09/17	139,998
GSI	USD	1,465,796	SEK	12,955,226	06/09/17	(395)
JPMCB	CAD	480,000	USD	359,333	07/21/17	7,273
JPMCB	SGD	450,000	USD	320,269	07/21/17	(2,079)
JPMCB	USD	135,466	GBP	105,293	07/17/17	1,206
JPMCB	ZAR	3,600,000	USD	255,037	07/21/17	(10,757)
MSCI	AUD	29,190,652	USD	22,053,936	06/21/17	215,215
MSCI	AUD	808,099	USD	602,274	06/21/17	(2,298)
MSCI	CAD	35,012,249	USD	26,178,328	06/21/17	510,509
MSCI	CAD	4,327,720	USD	3,165,112	06/21/17	(7,581)
MSCI	EUR	1,212,254	USD	1,312,839	06/21/17	(10,927)
MSCI	GBP	21,282,428	USD	26,539,147	06/21/17	(1,064,292)
MSCI	JPY	2,341,393,744	USD	20,616,567	06/21/17	(428,559)
MSCI	JPY	827,702,270	USD	7,475,841	06/21/17	36,214
MSCI	NOK	80,846,366	USD	9,497,888	06/21/17	76,412
MSCI	NOK	15,356,792	USD	1,788,374	06/21/17	(1,238)
MSCI	NZD	91,927,705	USD	64,783,110	06/21/17	1,744,848

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
MSCI	NZD	882,755	USD	604,698	06/21/17	(640)
MSCI	SEK	287,430,533	USD	32,125,152	06/21/17	(408,863)
MSCI	SEK	153,025,881	USD	17,401,085	06/21/17	80,217
MSCI	SGD	42,235,495	USD	29,966,091	06/21/17	(278,998)
MSCI	SGD	7,596,088	USD	5,445,621	06/21/17	6,017
MSCI	USD	18,901,197	AUD	24,863,516	06/21/17	(299,783)
MSCI	USD	4,025,412	AUD	5,397,908	06/21/17	12,984
MSCI	USD	34,117,627	CAD	45,774,968	06/21/17	(559,556)
MSCI	USD	30,561,020	EUR	28,780,267	06/21/17	866,594
MSCI	USD	37,174,638	GBP	29,839,891	06/21/17	1,527,883
MSCI	USD	12,649,384	JPY	1,433,528,654	06/21/17	235,587
MSCI	USD	18,834,084	JPY	2,067,141,590	06/21/17	(254,016)
MSCI	USD	13,602,593	NOK	115,572,649	06/21/17	(134,272)
MSCI	USD	1,142,252	NOK	9,853,484	06/21/17	6,030
MSCI	USD	24,012,562	NZD	34,513,871	06/21/17	(345,111)
MSCI	USD	17,109,448	SEK	153,217,149	06/21/17	233,067
MSCI	USD	5,357,974	SEK	47,037,922	06/21/17	(33,792)
MSCI	USD	17,811,267	SGD	24,945,761	06/21/17	52,540
MSCI	USD	4,525,347	SGD	6,309,013	06/21/17	(7,425)
RBC	CAD	1,940,000	USD	1,482,319	05/19/17	60,770
RBC	CHF	770,000	USD	770,267	05/19/17	(4,342)
RBC	EUR	1,561,000	USD	1,662,944	05/19/17	(38,760)
RBC	GBP	3,062,681	USD	3,834,409	05/19/17	(134,113)
RBC	NOK	2,000,000	AUD	313,126	05/31/17	1,331
RBC	NOK	4,000,000	AUD	624,073	06/06/17	950
RBC	NOK	1,000,000	USD	115,900	07/21/17	(680)
RBC	USD	2,996,543	JPY	330,000,000	07/26/17	(25,865)
SG	CAD	6,181,745	USD	4,630,052	06/09/17	98,988
SG	CAD	1,874,250	USD	1,402,200	06/21/17	28,170
SG	EUR	3,864,408	USD	4,125,004	06/09/17	(92,073)
SG	EUR	19,060,000	USD	20,438,038	07/21/17	(408,142)
SG	GBP	644,822	USD	810,960	06/21/17	(25,378)
SG	JPY	25,894,800	USD	238,308	06/09/17	5,680
SG	NZD	5,912,142	USD	4,074,985	06/09/17	19,641
SG	SEK	36,909,389	USD	4,100,000	06/09/17	(74,921)
SG	USD	4,074,985	CAD	5,530,227	06/09/17	(21,466)
SG	USD	4,104,000	CHF	4,089,923	06/09/17	15,690
SG	USD	20,447,628	DKK	141,745,000	07/21/17	398,568
SG	USD	13,161,618	GBP	10,509,327	06/09/17	463,864
SG	USD	8,204,000	JPY	904,094,056	06/09/17	(81,986)
SG	USD	2,135,230	JPY	233,784,197	06/21/17	(33,909)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
SG	USD	4,614,591	NZD	6,601,100	06/09/17	(86,667)
						244,470

Variance swap agreements9

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BB	USD	16	07/21/17	Receive	S&P 500 Index	14.75	—	(47,971)	(47,971)
BB	USD	3	08/18/17	Receive	S&P 500 Index	13.38	—	(412)	(412)
BB	USD	3	08/18/17	Receive	S&P 500 Index	13.50	—	(740)	(740)
BB	USD	3	08/18/17	Receive	S&P 500 Index	13.80	—	(1,604)	(1,604)
BB	USD	6	08/18/17	Receive	S&P 500 Index	14.00	—	(4,193)	(4,193)
BNP	EUR	720	11/10/17	Receive	EUR versus JPY 3 Month Implied Volatility	11.85	—	(79,381)	(79,381)
BNP	EUR	694	11/28/17	Receive	EUR versus JPY 3 Month Implied Volatility	12.83	—	(97,014)	(97,014)
BNP	EUR	492	01/15/18	Receive	EUR versus JPY 3 Month Implied Volatility	13.05	—	(67,502)	(67,502)
BNP	GBP	2	07/21/17	Receive	FTSE 100 Index	14.70	—	(2,699)	(2,699)
BNP	GBP	10	12/21/18	Pay	FTSE 100 Index	20.15	—	36,358	36,358
BNP	HKD	97	12/28/18	Receive	Hang Seng China Enterprises Index	29.30	—	(65,549)	(65,549)
BNP	USD	6	05/19/17	Receive	S&P 500 Index	14.20	—	(30,933)	(30,933)
BNP	USD	3	05/19/17	Receive	S&P 500 Index	14.85	—	(13,533)	(13,533)
BNP	USD	5	05/19/17	Receive	S&P 500 Index	15.00	—	(27,749)	(27,749)
BNP	USD	742	11/10/17	Pay	USD versus JPY 3 Month Implied Volatility	11.20	—	14,282	14,282
BNP	USD	696	11/28/17	Pay	USD versus JPY 3 Month Implied Volatility	12.15	—	43,641	43,641

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Variance swap agreements9—(continued)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	USD	498	01/15/18	Pay	USD versus JPY 3 Month Implied Volatility	12.40	—	51,450	51,450
BOA	USD	4	07/21/17	Receive	S&P 500 Index	13.65	—	(6,290)	(6,290)
BOA	USD	7	07/21/17	Receive	S&P 500 Index	13.90	—	(13,990)	(13,990)
CITI	USD	10	05/19/17	Receive	S&P 500 Index	14.90	—	(54,255)	(54,255)
DB	JPY	130	07/14/17	Receive	Nikkei 225 Index	18.80	—	(3,191)	(3,191)
GS	EUR	109	12/15/17	Pay	DJ Euro Stoxx 50	25.60	—	895,665	895,665
GS	EUR	227	12/21/18	Receive	DJ Euro Stoxx 50	27.08	—	(1,513,009)	(1,513,009)
GS	EUR	187	09/22/17	Pay	EUR versus JPY 3 Month Implied Volatility	12.30	—	(24,156)	(24,156)
GS	EUR	399	11/03/17	Receive	EUR versus JPY 3 Month Implied Volatility	12.75	—	(55,277)	(55,277)
GS	USD	189	09/22/17	Pay	USD versus JPY 3 Month Implied Volatility	11.15	—	2,386	2,386
GS	USD	403	11/02/17	Pay	USD versus JPY 3 Month Implied Volatility	11.60	—	11,805	11,805
JPMCB	GBP	4	12/21/18	Pay	FTSE 100 Index	19.68	—	12,540	12,540
JPMCB	GBP	1	12/21/18	Pay	FTSE 100 Index	19.87	—	3,943	3,943
JPMCB	GBP	20	12/21/18	Pay	FTSE 100 Index	22.55	—	135,645	135,645
JPMCB	HKD	12	12/28/18	Receive	Hang Seng China Enterprises Index	29.26	—	(8,019)	(8,019)
JPMCB	HKD	40	12/28/18	Receive	Hang Seng China Enterprises Index	29.29	—	(26,809)	(26,809)
JPMCB	HKD	190	12/28/18	Receive	Hang Seng China Enterprises Index	31.55	—	(183,978)	(183,978)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Variance swap agreements9—(continued)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	HKD	40	12/28/18	Receive	Hang Seng China Enterprises Index	25.87	—	(8,867)	(8,867)
JPMCB	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	26.41	—	(13,072)	(13,072)
JPMCB	HKD	83	12/28/18	Receive	Hang Seng China Enterprises Index	27.09	—	(32,305)	(32,305)
JPMCB	HKD	5,403	12/28/18	Receive	Hang Seng China Enterprises Index	27.10	—	(39,021)	(39,021)
JPMCB	HKD	89	12/28/18	Receive	Hang Seng China Enterprises Index	27.89	—	(43,429)	(43,429)
JPMCB	HKD	862	12/28/18	Receive	Hang Seng China Enterprises Index	28.18	—	(46,612)	(46,612)
JPMCB	USD	5	06/16/17	Receive	S&P 500 Index	14.60	—	(18,978)	(18,978)
JPMCB	USD	19	06/16/17	Receive	S&P 500 Index	14.85	—	(83,897)	(83,897)
JPMCB	USD	5	12/21/18	Pay	S&P 500 Index	18.37	—	3,494	3,494
JPMCB	USD	6	12/21/18	Pay	S&P 500 Index	18.41	—	4,538	4,538
JPMCB	USD	11	12/21/18	Pay	S&P 500 Index	19.09	—	16,599	16,599
JPMCB	USD	11	12/21/18	Pay	S&P 500 Index	19.24	—	20,927	20,927
JPMCB	USD	11	12/21/18	Pay	S&P 500 Index	19.43	—	23,188	23,188
JPMCB	USD	13	12/21/18	Receive	S&P 500 Index	19.15	—	20,486	20,486
SG	EUR	411	09/22/17	Receive	EUR versus JPY 3 Month Implied Volatility	12.15	—	(51,748)	(51,748)
SG	EUR	428	10/05/17	Receive	EUR versus JPY 3 Month Implied Volatility	12.65	—	(61,202)	(61,202)
SG	HKD	132	12/28/18	Receive	Hang Seng China Enterprises Index	27.90	—	(66,359)	(66,359)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Variance swap agreements9—(concluded)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
SG	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	28.15	—	(23,179)	(23,179)
SG	HKD	754	12/28/18	Receive	Hang Seng China Enterprises Index	25.00	—	(3,722)	(3,722)
SG	HKD	39	12/28/18	Receive	Hang Seng China Enterprises Index	26.05	—	(9,803)	(9,803)
SG	HKD	44	12/28/18	Receive	Hang Seng China Enterprises Index	27.60	—	(20,017)	(20,017)
SG	HKD	43	12/28/18	Receive	Hang Seng China Enterprises Index	27.85	—	(20,939)	(20,939)
SG	HKD	43	12/28/18	Receive	Hang Seng China Enterprises Index	27.95	—	(21,592)	(21,592)
SG	HKD	176	12/28/18	Receive	Hang Seng China Enterprises Index	28.05	—	(89,790)	(89,790)
SG	USD	5	12/21/18	Pay	S&P 500 Index	18.10	—	1,383	1,383
SG	USD	5	12/21/18	Pay	S&P 500 Index	18.30	—	3,400	3,400
SG	USD	6	12/21/18	Pay	S&P 500 Index	19.10	—	9,944	9,944
SG	USD	11	12/21/18	Pay	S&P 500 Index	19.20	—	20,143	20,143
SG	USD	6	12/21/18	Pay	S&P 500 Index	19.25	—	10,663	10,663
SG	USD	17	12/21/18	Pay	S&P 500 Index	19.30	—	(32,258)	(32,258)
SG	USD	6	12/21/18	Pay	S&P 500 Index	19.35	—	11,102	11,102
SG	USD	17	12/21/18	Pay	S&P 500 Index	19.10	—	29,469	29,469
SG	USD	415	09/22/17	Pay	USD versus JPY 3 Month Implied Volatility	10.95	—	2,087	2,087
SG	USD	436	09/22/17	Pay	USD versus JPY 3 Month Implied Volatility	11.45	—	11,404	11,404
							—	(1,618,502)	(1,618,502)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
AUD	12,095	09/13/27	2.333	6 Month AUD Bank Bill Rate	454,644	454,644
AUD	10,600	11/14/27	2.863	6 Month AUD Bank Bill Rate	54,361	54,361
AUD	2,100	11/27/27	3.048	6 Month AUD Bank Bill Rate	(13,561)	(13,561)
AUD	49,000	11/14/19	3 Month AUD Bank Bill Rate	2.050	77,257	77,257
AUD	5,931	05/08/19	6 Month AUD Bank Bill Rate	2.890	73,282	73,282
AUD	5,931	05/08/19	6 Month AUD Bank Bill Rate	2.908	74,803	74,803
AUD	3,954	05/08/19	6 Month AUD Bank Bill Rate	2.775	42,192	42,192
AUD	3,954	05/11/19	6 Month AUD Bank Bill Rate	2.833	45,478	45,478
AUD	1,977	05/11/19	6 Month AUD Bank Bill Rate	2.835	22,812	22,812
AUD	1,977	05/12/19	6 Month AUD Bank Bill Rate	2.823	22,409	22,409
AUD	3,276	05/15/19	6 Month AUD Bank Bill Rate	2.961	43,673	43,673
AUD	56,134	09/13/19	6 Month AUD Bank Bill Rate	1.695	(164,619)	(164,619)
AUD	5,700	11/27/19	6 Month AUD Bank Bill Rate	2.195	20,080	20,080
AUD	16,600	12/04/19	6 Month AUD Bank Bill Rate	2.650	115,595	115,595
AUD	4,056	12/14/19	6 Month AUD Bank Bill Rate	2.652	27,956	27,956
AUD	2,704	12/18/19	6 Month AUD Bank Bill Rate	2.650	18,074	18,074
AUD	4,056	12/18/19	6 Month AUD Bank Bill Rate	2.650	27,660	27,660
AUD	1,352	12/18/19	6 Month AUD Bank Bill Rate	2.650	9,220	9,220
EUR	2,200	12/17/23	0.580	6 Month EURIBOR	(302)	(302)
EUR	3,160	12/10/23	0.616	6 Month EURIBOR	(7,463)	(7,463)
EUR	1,840	01/25/24	0.631	6 Month EURIBOR	(2,718)	(2,718)
SEK	336,000	02/26/20	0.050	3 Month STIBOR Swedish Krona	(32,495)	(32,495)
SEK	337,000	02/20/20	0.123	3 Month STIBOR Swedish Krona	(94,351)	(94,351)
SEK	138,000	02/20/24	3 Month STIBOR Swedish Krona	1.173	151,588	151,588
SEK	137,000	02/25/24	3 Month STIBOR Swedish Krona	1.045	48,956	48,956
USD	1,632	04/23/24	2.208	3 Month USD LIBOR	6,607	6,607
USD	6,527	04/23/24	2.225	3 Month USD LIBOR	21,223	21,223
USD	6,527	04/24/24	2.228	3 Month USD LIBOR	20,400	20,400
USD	1,714	04/25/24	2.278	3 Month USD LIBOR	1,420	1,420
USD	51,000	02/21/24	2.443	3 Month USD LIBOR	(380,404)	(380,404)
USD	30,000	02/15/24	2.480	3 Month USD LIBOR	(272,847)	(272,847)
USD	71,700	02/15/20	3 Month USD LIBOR	1.956	175,507	175,507
USD	124,300	02/21/20	3 Month USD LIBOR	1.953	288,761	288,761
USD	3,994	04/23/21	3 Month USD LIBOR	2.000	(6,770)	(6,770)
USD	15,975	04/23/21	3 Month USD LIBOR	2.020	(20,994)	(20,994)
USD	15,975	04/24/21	3 Month USD LIBOR	2.020	(21,306)	(21,306)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	4,355	04/25/21	3 Month USD LIBOR	2.070	(1,672)	(1,672)
					824,456	824,456

Centrally cleared credit default swap agreements on credit indices—buy protection11

Referenced obligations	Notional amount (000)		Termination date	Payments made by the Portfolio (%)[10]	Upfront payments received (made)($)	Value($)	Unrealized (depreciation)($)
iTraxx Europe Main Series 26 Index	EUR	3,200	12/20/21	1.000	37,263	(68,915)	(31,652)
iTraxx Europe Main Series 26 Index	EUR	2,225	12/20/21	1.000	29,964	(47,917)	(17,953)
iTraxx Europe Main Series 26 Index	EUR	1,830	12/20/21	1.000	26,925	(39,410)	(12,485)
iTraxx Europe Main Series 26 Index	EUR	7,255	06/20/22	1.000	93,066	(143,000)	(49,934)
					187,218	(299,242)	(112,024)

Centrally cleared credit default swap agreements on credit indices—sell protection12

Referenced obligations	Notional amount (000)		Termination date	Payments received by the Portfolio (%)[10]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)	Credit spread(%)[13]
CDX Investment Grade Series 28 Index	USD	40,560	06/20/22	1.000	(637,431)	750,495	113,064	0.64
CDX North America High Yield 28 Index	USD	7,419	06/20/22	5.000	(454,971)	607,264	152,293	3.28
iTraxx Europe Main Series 26 Index	EUR	7,255	12/20/21	1.000	(109,522)	156,243	46,721	0.60
CDX North America High Yield 28 Index	USD	15,300	06/20/22	5.000	(1,092,758)	1,261,994	169,236	3.27
					(2,294,682)	2,775,996	481,314

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Total return swap agreements9

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
BNP	USD	4,898	07/25/17	1 Month USD LIBOR plus 52 bps	FTSE EPRA NAREIT Developed Total Return Index	—	(76,088)	(76,088)
BNP	USD	4,372	07/25/17	1 Month USD LIBOR plus 59 bps	FTSE EPRA NAREIT Developed Total Return Index	—	(67,959)	(67,959)
BNP	USD	4,303	12/12/17	BMF Ibovespa Index	3 Month USD LIBOR minus 25 bps	—	78,735	78,735
BNP	USD	2,259	03/07/18	BNPPAISB Index	3 Month USD LIBOR minus 25 bps	—	(80,223)	(80,223)
BOA	CHF	258	06/21/17	1 Month ICE CHF LIBOR minus 27 bps	MSCI Switzerland Net Total Return Index	—	1,439	1,439
CITI	USD	6,767	08/30/17	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR plus 10 bps	—	5,496	5,496
CITI	USD	4,010	11/16/17	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR plus 10 bps	—	3,535	3,535
CITI	USD	3,295	11/29/17	1 Month USD LIBOR plus 52 bps	FTSE EPRA NAREIT Developed Total Return Index	—	(51,185)	(51,185)
GS	SGD	141	06/21/17	1 Month SGD SIBOR plus 12 bps	MSCI Singapore SGD Net Total Return Index	—	2,060	2,060
GS	SGD	140	06/21/17	1 Month SGD SIBOR plus 10 bps	MSCI Singapore SGD Net Total Return Index	—	2,085	2,085
GS	SGD	250	06/21/17	1 Month SGD SIBOR plus 10 bps	MSCI Singapore SGD Net Total Return Index	—	3,676	3,676
JPMCB	USD	574	04/19/18	Samsung Electronics Co Ltd., common stock	1 Month USD LIBOR plus 25 bps	—	(53,224)	(53,224)
							(231,653)	(231,653)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	269,079,478	—	—	269,079,478
Preferred stock	54,214	—	—	54,214
Warrant	4,714	—	—	4,714
Investment companies	8,650,515	59,476,610	—	68,127,125
US government obligations	—	46,823,081	—	46,823,081
Corporate notes	—	29,086,681	—	29,086,681
Non-US government obligations	—	13,777,262	—	13,777,262
Time deposits	—	45,304,656	—	45,304,656
Short-term US government obligations	—	94,864,910	—	94,864,910
Repurchase agreement	—	134,754,000	—	134,754,000
Options purchased	3,242,790	1,029,651	—	4,272,441
Swaptions purchased	—	2,805,992	—	2,805,992
Foreign exchange options purchased	—	2,896,600	—	2,896,600
Futures contracts	4,171,235	—	—	4,171,235
Forward foreign currency contracts	—	14,434,561	—	14,434,561
Swap agreements	—	6,113,522	—	6,113,522
Total	285,202,946	451,367,526	—	736,570,472

Liabilities
Investments sold short	(89,429,278)	—	—	(89,429,278)
Options written	(438,710)	(988,561)	—	(1,427,271)
Futures contracts	(1,767,304)	—	—	(1,767,304)
Forward foreign currency contracts	—	(14,190,091)	—	(14,190,091)
Swap agreements	—	(4,662,467)	—	(4,662,467)
Total	(91,635,292)	(19,841,119)	—	(111,476,411)

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2017 (unaudited)

5	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
6	Perpetual investment. Date shown reflects the next call date.
7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
8	Rate shown is the discount rate at the date of purchase unless otherwise noted.
9	Illiquid investment at the period end.
10	Payments made or received are based on the notional amount.
11

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

13

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

PACE Select Advisors Trust

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
COFI	Cost of Funds Index
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTN	Medium Term Note
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SIBOR	Singapore Interbank Offered Rate
SPDR	Standard and Poor’s Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIAA	Teachers Insurance and Annuity Association
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/ or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

PACE Select Advisors Trust

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
NAB	National Australia Bank
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank
WBC	Westpac Banking Corp.

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Under Rule 2a-7 under the 1940 Act, PACE Government Money Market Investments has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, PACE Government Money Market Investments values its investments at amortized cost unless the Fund’s Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Each Portfolio (other than PACE Government Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from

PACE Select Advisors Trust

an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Portfolio’s Schedule of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

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The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2017.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 29, 2017